UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

June 30, 2020

Semi Annual Report

Victory INCORE Investment Quality Bond Fund

Victory INCORE Low Duration Bond Fund

Victory High Yield Fund

Victory Tax-Exempt Fund

Victory High Income Municipal Bond Fund

Victory Floating Rate Fund

Victory Strategic Income Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory Fixed Income Funds
Victory INCORE Investment Quality Bond Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	7
Statements of Assets and Liabilities	44
Statements of Operations	47
Statements of Changes in Net Assets	50-52
Financial Highlights	58-59
Victory INCORE Low Duration Bond Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	14
Statements of Assets and Liabilities	44
Statements of Operations	47
Statements of Changes in Net Assets	50-52
Financial Highlights	60-63
Victory High Yield Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	20
Statements of Assets and Liabilities	44
Statements of Operations	47
Statements of Changes in Net Assets	50-52
Financial Highlights	64-65
Victory Tax-Exempt Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	26
Statements of Assets and Liabilities	45
Statements of Operations	48
Statements of Changes in Net Assets	53-55
Financial Highlights	66-67
Victory High Income Municipal Bond Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	29
Statements of Assets and Liabilities	45
Statements of Operations	48
Statements of Changes in Net Assets	53-55
Financial Highlights	68-69
Victory Floating Rate Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	32
Statements of Assets and Liabilities	45
Statements of Operations	48
Statements of Changes in Net Assets	53-55
Financial Highlights	70-71
Victory Strategic Income Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	38
Statement of Assets and Liabilities	46
Statement of Operations	49
Statements of Changes in Net Assets	56-57
Financial Highlights	72-75

Table of Contents (continued)

Notes to Financial Statements	76
Supplemental Information	91
Proxy Voting and Portfolio Holdings Information	91
Expense Examples	91
Liquidity Risk Management Program	93
Privacy Policy (inside back cover)

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios	June 30, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings:

  Victory INCORE Investment Quality Bond Fund
  Seeks to provide a high level of current income
  and capital appreciation without undue risk to principal.

Portfolio Holdings

As a Percentage of Total Investments

  Victory INCORE Low Duration Bond Fund
  Seeks to provide a high level of current income
  consistent with preservation of capital.

Portfolio Holdings

As a Percentage of Total Investments

  Victory High Yield Fund
  Seeks to provide current income. Capital
  appreciation is a secondary objective.

Portfolio Holdings

As a Percentage of Total Investments

  Victory Tax-Exempt Fund
  Seeks to maximize current income exempt from
  federal income taxes, consistent with the
  preservation of capital.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios	June 30, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

  Victory High Income Municipal Bond Fund
  Seeks to provide a high current income exempt
  from federal income taxes with a secondary
  objective of capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

  Victory Floating Rate Fund
  Seeks to provide a high level of current income.

Portfolio Holdings

As a Percentage of Total Investments

  Victory Strategic Income Fund
  Seeks to provide a high current income with a
  secondary objective of capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (0.6%)
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 2/15/25 @ 100 (a)	$70,000	$70,578
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A, 2.97%, 3/15/24	130,000	131,807
Total Asset-Backed Securities (Cost $200,417)		202,385
Collateralized Mortgage Obligations (2.6%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63	130,000	133,048
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53	117,000	121,457
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (c)	250,000	250,392
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	307,612
Total Collateralized Mortgage Obligations (Cost $869,907)		812,509
Corporate Bonds (54.2%)
Communication Services (2.9%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100 (a)	55,000	57,067
AT&T, Inc. 3.20%, 3/1/22 (a) (d)	77,000	80,331
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	76,000	86,913
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	126,000	154,963
Comcast Corp. 3.45%, 2/1/50, Callable 8/1/49 @ 100	70,000	79,335
2.80%, 1/15/51, Callable 7/15/50 @ 100 (d)	56,000	57,272
Verizon Communications, Inc. 5.15%, 9/15/23 (a)	60,000	68,439
3.38%, 2/15/25 (a)	38,000	42,290
Vodafone Group PLC 3.75%, 1/16/24	142,000	155,464
5.25%, 5/30/48	89,000	115,436
		897,510
Consumer Discretionary (5.2%):
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	315,000	328,207
General Motors Co., 4.88%, 10/2/23 (a)	96,000	101,942
Hasbro, Inc. 2.60%, 11/19/22 (d)	130,000	133,780
6.35%, 3/15/40	75,000	85,767
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	52,000	51,275
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	245,000	269,221
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	100,000	122,774
NVR, Inc. 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	126,000	133,695
3.00%, 5/15/30, Callable 11/15/29 @ 100	118,000	123,078
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	74,908

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Starbucks Corp. 3.80%, 8/15/25, Callable 6/15/25 @ 100	$61,000	$68,870
2.25%, 3/12/30, Callable 12/12/29 @ 100	92,000	95,638
4.50%, 11/15/48, Callable 5/15/48 @ 100	49,000	58,250
		1,647,405
Consumer Staples (6.4%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	64,000	73,589
BAT Capital Corp., 5.28%, 4/2/50 (d)	75,000	90,815
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	30,000	30,965
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	55,000	64,951
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	52,000	64,990
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	160,000	162,839
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	400,000	417,996
Keurig Dr Pepper, Inc. 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	160,000	174,275
5.09%, 5/25/48, Callable 11/25/47 @ 100	40,000	53,048
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	105,000	133,199
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	92,000	112,587
Suntory Holdings Ltd. 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b)	258,000	265,559
2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	200,000	208,026
The Coca-Cola Co., 2.95%, 3/25/25	117,000	128,795
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	39,000	50,294
		2,031,928
Energy (4.1%):
Canadian Natural Resources Ltd. 2.95%, 1/15/23, Callable 12/15/22 @ 100	65,000	67,135
2.05%, 7/15/25, Callable 6/15/25 @ 100	163,000	163,122
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	113,000	108,160
Ecopetrol SA, 5.88%, 9/18/23 (a)	133,000	142,829
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	113,000	113,861
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	40,000	48,090
Marathon Petroleum Corp. 6.50%, 3/1/41, Callable 9/1/40 @ 100	65,000	80,517
5.85%, 12/15/45, Callable 6/15/45 @ 100	50,000	54,084
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	120,000	121,315
3.80%, 9/15/30, Callable 6/15/30 @ 100	90,000	88,270
Statoil ASA, 3.95%, 5/15/43	20,000	22,954
Valero Energy Corp. 4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	62,000	69,141
6.63%, 6/15/37	140,000	183,161
		1,262,639
Financials (16.1%):
Aflac, Inc. 2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	203,715
4.75%, 1/15/49, Callable 7/15/48 @ 100	20,000	25,656

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Alleghany Corp. 3.63%, 5/15/30, Callable 2/15/30 @ 100	$55,000	$58,662
4.90%, 9/15/44, Callable 3/15/44 @ 100	89,000	104,551
Bank of America Corp. 2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a) (e)	130,000	130,521
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	291,741
4.20%, 8/26/24, MTN (a)	51,000	56,580
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	110,515
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	72,000	77,452
Cincinnati Financial Corp., 6.13%, 11/1/34	100,000	140,013
Citigroup, Inc. 2.75%, 4/25/22, Callable 3/25/22 @ 100	175,000	181,290
3.88%, 3/26/25	35,000	38,291
4.60%, 3/9/26 (a)	36,000	41,049
4.45%, 9/29/27 (a)	63,000	71,660
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (e)	51,000	59,046
Enel Finance International NV, 2.88%, 5/25/22 (a) (b)	200,000	206,752
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100	55,000	56,323
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	261,000	284,485
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	200,000	190,590
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	49,000	51,140
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100	170,000	186,329
5.60%, 7/15/41	52,000	75,401
KeyCorp, 2.25%, 4/6/27, MTN	108,000	113,045
Morgan Stanley 4.88%, 11/1/22 (a)	144,000	156,581
3.75%, 2/25/23 (a)	300,000	323,431
3.13%, 7/27/26, MTN	305,000	336,376
Newcrest Finance Pty Ltd. 5.75%, 11/15/41 (b)	95,000	123,767
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b) (d)	25,000	27,784
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	200,000	218,712
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 5/1/25, Callable 4/1/25 @ 100 (b) (d)	77,000	80,630
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	105,000	109,900
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	63,000	67,545
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	115,000	115,706
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100 (d)	85,000	86,860
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	269,433
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	92,000	95,014
Wells Fargo & Co. 4.30%, 7/22/27, MTN	180,000	205,904
4.90%, 11/17/45 (a)	80,000	102,493
		5,074,943
Health Care (3.7%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a) (b)	135,000	148,188
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	86,770
Anthem, Inc., 2.38%, 1/15/25, Callable 12/15/24 @ 100	65,000	68,894

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (b)	$220,000	$254,023
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	318,000	332,873
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	91,000	100,406
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	65,000	67,950
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	59,000	59,276
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (b)	40,000	41,261
		1,159,641
Industrials (4.3%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	66,407
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 (d)	75,000	77,174
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	130,000	115,612
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	195,000	200,662
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	107,000	111,808
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	75,000	96,930
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	60,000	60,262
PACCAR Financial Corp., 0.80%, 6/8/23, MTN	100,000	100,360
Rockwell Automation, Inc. 3.50%, 3/1/29, Callable 12/1/28 @ 100 (d)	65,000	73,305
6.25%, 12/1/37	60,000	83,456
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	167,000	181,933
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	56,000	66,383
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	137,000	140,451
		1,374,743
Information Technology (5.4%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	53,000	72,869
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a) (d)	77,000	79,020
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100 (b)	140,000	160,697
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	153,000	170,298
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100	102,000	114,442
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	59,000	70,043
Micron Technology, Inc. 4.19%, 2/15/27, Callable 12/15/26 @ 100	49,000	54,895
5.33%, 2/6/29, Callable 11/6/28 @ 100	130,000	155,396
NetApp, Inc. 3.25%, 12/15/22, Callable 9/15/22 @ 100	70,000	72,765
1.88%, 6/22/25, Callable 5/22/25 @ 100	126,000	127,781
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	85,000	86,664
PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	184,000	190,363
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	66,000	85,628
Tyco Electronics Group SA, 7.13%, 10/1/37	34,000	51,937
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	170,000	175,896
		1,668,694
Materials (1.5%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	100,000	106,237
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a) (d)	61,000	66,494
Nucor Corp. 2.00%, 6/1/25, Callable 5/1/25 @ 100 (d)	71,000	73,531
4.40%, 5/1/48, Callable 11/1/47 @ 100	46,000	55,460

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25, Callable 3/15/25 @ 100	$80,000	$90,600
5.20%, 11/2/40	50,000	69,981
Steel Dynamics, Inc., 2.40%, 6/15/25, Callable 5/15/25 @ 100 (d)	22,000	22,613
		484,916
Real Estate (1.7%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	72,000	75,303
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	285,000	295,119
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	155,000	150,893
		521,315
Utilities (2.9%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	120,000	129,544
Consolidated Edison, Inc., 6.30%, 8/15/37	110,000	157,606
Iberdrola International BV 6.75%, 9/15/33 (d)	35,000	48,111
6.75%, 7/15/36	47,000	65,466
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	145,000	152,309
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	129,743
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	65,000	76,364
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	134,000	137,528
		896,671
Total Corporate Bonds (Cost $16,092,862)		17,020,405
Residential Mortgage-Backed Securities (0.5%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.50% (LIBOR01M+132bps), 10/25/32, Callable 7/25/20 @ 100 (e)	69,239	67,638
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 12/31/20, Callable 7/25/20 @ 100 (a)	6,576	4,969
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 9/25/23 @ 100 (a) (b) (c)	77,964	79,200
Total Residential Mortgage-Backed Securities (Cost $153,755)		151,807
U.S. Government Mortgage-Backed Agencies (30.8%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 (a)	21,290	22,307
Series 4395, Class PA, 2.50%, 4/15/37 – 7/1/50 (a)	273,458	286,636
5.50%, 6/1/38	42,930	49,768
7.00%, 9/1/38 (a)	10,115	12,824
Series 4320, Class AP, 3.50%, 7/15/39 – 12/15/48 (a)	1,011,089	1,086,487
4.50%, 1/1/41 – 7/1/44 (a)	529,894	590,797
Series 4444, Class CH, 3.00%, 1/15/41 (a)	116,003	118,969
Series 4049, Class AB, 2.75%, 12/15/41 (a)	66,258	68,080
Series 4494, Class JA, 3.75%, 5/15/42 (a)	242,458	253,106
		2,488,974

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Federal National Mortgage Association 6.00%, 8/1/21 – 2/1/37 (a)	$76,364	$90,206
5.50%, 4/1/22 – 1/1/38 (a)	144,050	165,968
7.00%, 8/1/23 – 6/1/32	20,040	24,204
7.50%, 12/1/29 – 2/1/31 (a)	19,807	23,195
8.00%, 6/1/30 – 9/1/30	12,767	15,321
5.00%, 12/1/34 – 3/1/40	75,635	86,451
3.79% (LIBOR12M+166bps), 12/1/36 (a) (e)	27,044	27,764
4.50%, 12/1/38 – 5/25/40 (a)	372,860	399,866
Series 2013-33, Class UD, 2.50%, 4/25/39 – 12/25/47 (a)	732,168	765,222
3.50%, 8/1/39 – 12/25/50	1,623,542	1,705,544
3.00%, 7/1/40 – 2/25/49	2,430,376	2,575,861
4.00%, 11/1/43 – 6/1/49 (a)	932,780	1,025,909
		6,905,511
Government National Mortgage Association 4.50%, 10/20/49	108,604	115,999
3.00%, 2/20/50	123,516	131,023
		247,022
Multi-family (0.1%):
Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association 6.00%, 12/15/33 (a)	20,252	23,997
Total U.S. Government Mortgage-Backed Agencies (Cost $9,320,174)		9,665,504
U.S. Treasury Obligations (0.5%)
U.S. Treasury Bonds, 2.00%, 2/15/50 (a)	125,000	143,164
Total U.S. Treasury Obligations (Cost $136,745)		143,164
Collateral for Securities Loaned^ (2.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (f)	14,295	14,295
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (f)	432,635	432,634
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (f)	99,404	99,404
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (f)	56,882	56,882
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (f)	255,752	255,752
Total Collateral for Securities Loaned (Cost $858,967)		858,967
Total Investments (Cost $27,632,827) — 91.9%		28,854,741
Other assets in excess of liabilities — 8.1%		2,536,059
NET ASSETS — 100.00%		$31,390,800

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $2,620,515 and amounted to 8.3% of net assets.

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2020.

(d)  All or a portion of this security is on loan.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.

(f)  Rate disclosed is the daily yield on June 30, 2020.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	1	9/30/20	$220,691	$220,828	$137
5-Year U.S. Treasury Note Futures	14	9/30/20	1,755,663	1,760,391	4,728
Ultra Long-Term U.S. Treasury Bond Futures	12	9/21/20	2,618,026	2,617,875	(151)
					$4,714

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	8	9/21/20	$1,104,910	$1,113,375	$(8,465)
	Total unrealized appreciation				$4,865
	Total unrealized depreciation				(8,616)
	Total net unrealized appreciation (depreciation)				$(3,751)

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (6.2%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 3/8/21 @ 100 (a)	$2,799,973	$2,809,016
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 1/18/22 @ 100 (a)	1,925,521	1,932,921
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 10/18/22 @ 100 (a)	3,200,000	3,281,638
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 7/15/21 @ 100 (a) (b)	4,180,000	4,198,133
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 2/15/21 @ 100 (a)	618,526	619,304
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 2/15/25 @ 100 (a)	540,000	544,457
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (a) (b)	2,400,000	2,407,874
Total Asset-Backed Securities (Cost $15,662,725)		15,793,343
Collateralized Mortgage Obligations (4.6%)
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class AIR, 2.39% (LIBOR03M+125bps), 7/20/29, Callable 7/20/20 @ 100 (a) (b) (c)	1,500,000	1,482,279
Galaxy CLO Ltd., Series 2017-24A, Class A, 2.34% (LIBOR03M+112bps), 1/15/31, Callable 7/15/20 @ 100 (a) (b) (c)	2,000,000	1,947,531
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (d)	3,500,000	3,505,482
Steele Creek CLO Ltd., Series 2017-1A, Class A, 2.47% (LIBOR03M+125bps), 1/15/30, Callable 7/15/20 @ 100 (a) (b) (c)	2,825,000	2,729,314
Voya CLO Ltd., Series 2017-4A, Class A1, 2.35% (LIBOR03M+113bps), 10/15/30, Callable 7/15/20 @ 100 (a) (b) (c)	2,000,000	1,961,930
Total Collateralized Mortgage Obligations (Cost $12,076,784)		11,626,536
Corporate Bonds (49.9%)
Communication Services (4.9%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100 (a)	455,000	472,099
AT&T, Inc. 3.20%, 3/1/22 (a)	509,000	531,019
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	514,000	587,805
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100 (a)	1,182,000	1,300,070
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	4,185,000	4,261,669
Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31 (a) (b)	836,000	856,808
Verizon Communications, Inc. 5.15%, 9/15/23 (a)	1,866,000	2,128,454
3.38%, 2/15/25 (a)	354,000	393,963
1.49% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a) (c)	827,000	836,924
Vodafone Group PLC, 2.95%, 2/19/23 (a)	631,000	665,276
		12,034,087

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (6.1%):
Best Buy Co., Inc. 5.50%, 3/15/21, Callable 12/15/20 @ 100 (a)	$3,055,000	$3,121,538
4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	409,000	473,945
DR Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	3,027,000	3,268,948
General Motors Co., 4.88%, 10/2/23 (a)	1,297,000	1,377,284
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (a)	3,380,000	3,425,360
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a) (b)	244,000	251,176
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	3,283,000	3,483,493
		15,401,744
Consumer Staples (6.3%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	620,000	712,895
BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27 @ 100 (a)	1,400,000	1,605,576
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	792,000	817,463
Constellation Brands, Inc. 1.09% (LIBOR03M+70bps), 11/15/21, Callable 8/6/20 @ 100 (a) (c)	2,500,000	2,495,025
4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	375,000	442,845
Heineken NV, 3.40%, 4/1/22 (b)	1,570,000	1,638,468
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	2,391,000	2,498,571
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	1,385,000	1,508,570
Pernod Ricard SA, 4.25%, 7/15/22 (a) (b)	833,000	888,736
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b)	2,122,000	2,184,175
Tyson Foods, Inc., 2.25%, 8/23/21, Callable 7/23/21 @ 100	1,080,000	1,097,302
		15,889,626
Energy (4.6%):
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	801,000	766,693
Ecopetrol SA, 5.88%, 9/18/23 (a)	495,000	531,581
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	975,000	982,430
LUKOIL International Finance BV, 6.13%, 11/9/20 (a) (b)	5,185,000	5,278,329
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,850,000	1,867,315
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	1,010,000	1,021,070
Valero Energy Corp. 2.70%, 4/15/23 (a)	951,000	986,948
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	382,000	425,999
		11,860,365
Financials (8.9%):
Bank of America Corp. 2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a) (c)	1,391,000	1,396,578
4.20%, 8/26/24, MTN (a)	458,000	508,114
Capital One Financial Corp. 3.45%, 4/30/21, Callable 3/30/21 @ 100 (a)	3,500,000	3,574,060
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	684,000	735,792
Citigroup, Inc., 4.45%, 9/29/27 (a)	404,000	459,534
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 8/6/20 @ 104.31 (a) (b)	772,000	783,741
Enel Finance International NV, 2.88%, 5/25/22 (a) (b)	1,675,000	1,731,548

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Fifth Third Bancorp 1.63%, 5/5/23, Callable 4/5/23 @ 100	$1,660,000	$1,699,923
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	799,000	870,894
Ford Motor Credit Co. LLC, 3.10%, 5/4/23 (a)	1,500,000	1,420,950
Level 3 Financing, Inc. 5.13%, 5/1/23, Callable 8/6/20 @ 100 (a)	750,000	750,068
5.38%, 1/15/24, Callable 8/6/20 @ 101.34 (a)	637,000	642,141
Morgan Stanley, 4.88%, 11/1/22 (a)	1,004,000	1,091,719
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (a) (b)	2,214,000	2,334,043
The Goldman Sachs Group, Inc., 2.64% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a) (c)	1,500,000	1,518,285
Zions Bancorp NA 3.50%, 8/27/21 (a) (e)	1,785,000	1,827,393
3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	1,090,000	1,123,409
		22,468,192
Health Care (2.7%):
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	1,211,000	1,227,978
Biogen, Inc., 3.63%, 9/15/22	1,025,000	1,088,888
Bristol-Myers Squibb Co., 2.88%, 2/19/21 (a) (b)	3,354,000	3,406,725
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	560,000	585,418
Upjohn, Inc., 1.13%, 6/22/22 (b)	525,000	528,156
		6,837,165
Industrials (1.8%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/30/20 (a)	2,065,000	2,073,983
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	1,115,000	991,592
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 10/15/21 @ 104.31 (a)	725,000	724,964
Fortive Corp., 3.15%, 6/15/26, Callable 3/15/26 @ 100 (a) (e)	188,000	206,264
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	391,000	425,963
		4,422,766
Information Technology (4.3%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a) (e)	988,000	1,013,915
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,375,000	2,412,881
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	501,000	594,772
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	3,328,000	3,401,449
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	941,000	1,012,921
NetApp, Inc., 3.38%, 6/15/21 (a)	1,605,000	1,639,957
PayPal Holdings, Inc., 2.20%, 9/26/22 (a)	757,000	783,389
		10,859,284
Materials (3.1%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a) (b)	3,525,000	3,593,491
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	855,000	908,326
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a) (e)	548,000	597,358
Lyondellbasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100 (a)	800,000	845,384
Nucor Corp., 4.00%, 8/1/23, Callable 5/1/23 @ 100	1,190,000	1,290,043
Steel Dynamics, Inc., 5.25%, 4/15/23 (a)	505,000	509,419
		7,744,021

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Real Estate (4.2%):
American Tower Corp., 3.00%, 6/15/23 (a)	$1,000,000	$1,067,150
CubeSmart LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100 (a)	3,470,000	3,676,605
Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100 (a)	1,230,000	1,306,604
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	3,130,000	3,180,049
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	1,629,000	1,660,391
		10,890,799
Utilities (3.0%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (a)	2,900,000	2,935,729
Exelon Corp. 3.50%, 6/1/22, Callable 5/1/22 @ 100 (a) (f)	2,681,000	2,803,173
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	591,000	664,444
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	1,462,000	1,535,699
		7,939,045
Total Corporate Bonds (Cost $122,560,295)		126,347,094
Residential Mortgage-Backed Securities (5.0%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.09%, 10/25/33, Callable 7/25/20 @ 100 (a) (d)	1,592,799	1,567,084
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 12/31/49 (a)	13,454	13,739
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 3.48%, 11/25/34, Callable 7/25/20 @ 100 (a) (d)	1,242,993	1,206,281
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 12/31/20, Callable 7/25/20 @ 100 (a)	11,905	8,995
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 9/25/23 @ 100 (a) (b) (d)	974,547	989,996
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 7/25/20 @ 100 (a)	44,062	39,555
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 9/25/24 @ 100 (a) (b) (d)	598,827	604,591
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.96%, 10/25/29, Callable 8/25/23 @ 100 (a) (b) (d)	3,091,143	3,134,806
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 5/25/25 @ 100 (a) (b) (d)	1,139,375	1,157,410
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 10/25/26 @ 100 (a) (b) (d)	1,773,735	1,794,165
Madison Park Funding Ltd., Series 2007-4A, Class AR, 2.04% (LIBOR03M+120bps), 7/29/30, Callable 7/29/20 @ 100 (a) (b) (c)	2,250,000	2,200,500
Total Residential Mortgage-Backed Securities (Cost $12,821,540)		12,717,122
U.S. Government Mortgage-Backed Agencies (10.1%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 8/1/40 (a)	905,830	1,032,295
5.50%, 10/25/23 (a)	4,430	4,712
Series 4430, Class NG, 2.50%, 2/15/38 (a)	1,515,425	1,530,790
7.00%, 9/1/38 (a)	4,855	6,156

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Series 4320, Class AP, 3.50%, 7/15/39 (a)	$1,246,594	$1,346,914
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40 (a)	4,539,883	4,615,476
Series 4444, Class CH, 3.00%, 1/15/41 (a)	2,126,728	2,181,107
Series 4049, Class AB, 2.75%, 12/15/41 (a)	711,541	731,114
		11,448,564
Federal National Mortgage Association 6.00%, 2/1/37 (a)	1,246,056	1,484,583
Series 2013-83, Class CA, 3.50%, 10/25/37 – 3/25/44 (a)	2,192,865	2,233,037
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	1,421,640	1,457,919
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	2,962,137	3,129,632
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	1,079,496	1,110,829
5.00%, 2/1/41 – 10/1/41 (a)	3,446,476	3,930,065
		13,346,065
Government National Mortgage Association Series 2018-22, Class JA, 3.00%, 1/20/44 (a)	652,709	673,806
Total U.S. Government Mortgage-Backed Agencies (Cost $24,942,607)		25,468,435
U.S. Treasury Obligations (21.0%)
U.S. Treasury Notes 0.38%, 3/31/22 (a)	1,792,000	1,798,580
0.13%, 4/15/22 (a)	19,623,004	19,902,585
0.13%, 6/30/22	25,000,000	24,984,375
0.50%, 3/15/23 (a)	6,454,000	6,511,481
Total U.S. Treasury Obligations (Cost $52,927,815)		53,197,021
Collateral for Securities Loaned^ (0.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (g)	27,140	27,140
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (g)	821,423	821,424
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (g)	188,734	188,734
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (g)	107,999	107,999
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (g)	485,584	485,584
Total Collateral for Securities Loaned (Cost $1,630,881)		1,630,881
Total Investments (Cost $242,622,647) — 97.4%		246,780,432
Other assets in excess of liabilities — 2.6%		6,514,080
NET ASSETS — 100.00%		$253,294,512

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $54,087,978 and amounted to 21.4% of net assets.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2020.

(e)  All or a portion of this security is on loan.

(f)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(g)  Rate disclosed is the daily yield on June 30, 2020.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium-Term Note

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	396	9/30/20	$87,450,897	$87,447,937	$(2,960)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	53	9/21/20	$7,370,629	$7,376,109	$(5,480)
5-Year U.S. Treasury Note Futures	65	9/30/20	8,163,877	8,173,242	(9,365)
					$(14,845)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(17,805)
	Total net unrealized appreciation (depreciation)				$(17,805)

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.6%)
Communication Services (0.4%):
AMC Networks, Inc., Class A (a) (b)	6,000	$140,340
Cinemark Holdings, Inc.	10,000	115,500
Nexstar Media Group, Inc., Class A	7,250	606,753
		862,593
Health Care (0.2%):
Surgery Partners, Inc. (a)	40,000	462,800
Total Common Stocks (Cost $1,896,556)		1,325,393
Senior Secured Loans (16.2%)
Air Methods Corp., 1st Lien Term Loan, 4.95% (LIBOR03M+350bps), 4/21/24 (c)	$1,989,744	1,631,172
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 7.92% (LIBOR01M+775bps), 8/15/25, Callable 8/5/20 @ 100 (c)	1,500,000	1,339,995
Avaya, Inc., 1st Lien Term Loan B, 4.43% (LIBOR01M+425bps), 12/15/24, Callable 8/5/20 @ 100 (c)	1,583,069	1,457,215
Bass Pro Group LLC, Term Loan B, 6.07% (LIBOR06M+500bps), 12/16/23, Callable 8/5/20 @ 100 (c)	1,962,322	1,883,122
CenturyLink, Inc., 2.42% (LIBOR01M+225bps), 3/15/27, Callable 7/31/20 @ 100 (c)	1,994,987	1,876,405
Clear Channel Outdoor Holdings, Inc., 4.26% (LIBOR03M+350bps), 11/25/26, Callable 8/5/20 @ 100 (c)	1,736,875	1,570,135
CPM Holdings, Inc., 1st Lien Term Loan, 3.92%- 3.96% (LIBOR01M+375bps), 11/17/25, Callable 8/5/20 @ 100 (c)	788,000	714,125
Dayco Products LLC, 4.61% (LIBOR03M+425bps), 5/19/24, Callable 8/5/20 @ 100 (c)	970,000	601,400
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 4.95% (LIBOR03M+350bps), 4/6/26, Callable 8/5/20 @ 101 (c)	1,551,398	1,320,627
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 4.95% (LIBOR03M+350bps), 4/6/26, Callable 8/5/20 @ 101 (c)	834,085	710,015
Froneri U.S., Inc., 2nd Lien Term Loan, 5.92% (LIBOR01M+575bps), 1/30/28, Callable 8/5/20 @ 102 (c)	500,000	473,750
GTT Communications, Inc., 1st Lien Term Loan B, 2.92% (LIBOR01M+275bps), 5/31/25, Callable 8/5/20 @ 100 (c)	875,379	641,583
Holley Purchaser, Inc., 1st Lien Term Loan, 5.76% (LIBOR03M+500bps), 10/24/25, Callable 8/5/20 @ 100 (c)	985,000	802,775
II-VI, Inc., 3.67% (LIBOR01M+350bps), 9/24/26 (c)	1,736,875	1,684,769
Leslie's Poolmart, Inc., Term Loan B, 3.67% (LIBOR01M+350bps), 8/16/23, Callable 8/5/20 @ 100 (c)	984,849	936,227
LifeScan Global Corp., 1st Lien Term Loan, 7.18% (LIBOR06M+600bps), 6/19/24, Callable 8/5/20 @ 100 (c)	1,822,461	1,642,037
Navistar, Inc., 1st Lien Term Loan B, 3.70% (LIBOR01M+350bps), 11/2/24, Callable 8/5/20 @ 100 (c)	1,967,373	1,858,342
Nexstar Broadcasting, Inc., 1st Lien Term Loan, 2.92% (LIBOR01M+275bps), 6/20/26 (c)	1,681,094	1,595,543
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 9.83% (LIBOR06M+875bps), 7/1/24, Callable 8/5/20 @ 100 (c)	500,000	485,000
PetSmart, Inc., 1st Lien Term Loan B2, 5.00% (LIBOR06M+400bps), 3/10/22 (c) (d)	179,336	176,706

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Radiate Holdco LLC, 3.75% (LIBOR01M+300bps), 2/1/24, Callable 8/5/20 @ 100 (c)	$1,969,692	$1,876,132
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 2.92% (LIBOR01M+275bps), 2/5/23, Callable 8/5/20 @ 100 (c)	1,773,813	1,690,266
SIWF Holdings, Inc., 9.57% (LIBOR06M+850bps), 5/26/26, Callable 8/5/20 @ 101 (c)	1,000,000	835,000
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 5.92% (LIBOR01M+575bps), 10/1/25, Callable 8/5/20 @ 100 (c)	987,500	938,125
Spectacle Gary Holdings LLC, 10/17/25 (c) (d) (e)	135,135	124,324
Spectacle Gary Holdings LLC, 11.00% (LIBOR03M+900bps), 12/23/25, Callable 6/23/21 @ 109 (c)	1,864,865	1,715,676
Stars Group Holdings BV, 4.95% (LIBOR03M+350bps), 6/27/25, Callable 8/5/20 @ 100 (c)	1,066,415	1,058,908
Team Health Holdings, Inc., 1st Lien Term Loan B, 3.75% (LIBOR01M+275bps), 2/6/24, Callable 8/5/20 @ 100 (c)	1,484,655	1,131,129
Tenneco, Inc., 1st Lien Term Loan B, 3.17% (LIBOR01M+300bps), 6/18/25, Callable 8/5/20 @ 100 (c)	1,974,950	1,701,755
The Men's Wearhouse, Inc., 1st Lien Term Loan B2, 4.68% (LIBOR03M+325bps), 4/9/25, Callable 8/5/20 @ 100 (c)	390,631	62,501
The Men's Wearhouse, Inc., 1st Lien Term Loan B2, 4.25% (LIBOR01M+325bps)	1,599,924	255,988
Total Senior Secured Loans (Cost $38,930,677)		34,790,747
Corporate Bonds (79.8%)
Communication Services (11.5%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38 (b)	2,500,000	2,462,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5 (f)	3,000,000	3,098,190
Consolidated Communications, Inc., 6.50%, 10/1/22, Callable 8/6/20 @ 101.63 (b) (g)	1,750,000	1,611,820
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (f)	2,500,000	2,307,325
Entercom Media Corp., 6.50%, 5/1/27, Callable 5/1/22 @ 104.88 (b) (f)	2,500,000	2,248,125
Lamar Media Corp. 3.75%, 2/15/28, Callable 2/15/23 @ 101.88 (f)	1,000,000	947,510
4.00%, 2/15/30, Callable 2/15/25 @ 102 (f)	1,000,000	959,990
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44 (b)	2,500,000	2,089,400
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (b) (f)	2,500,000	2,308,325
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (f) (g)	3,000,000	3,158,339
TEGNA, Inc., 4.63%, 3/15/28, Callable 3/15/23 @ 102.31 (f)	950,000	872,366
Univision Communications, Inc., 5.13%, 2/15/25, Callable 7/17/20 @ 102.56 (b) (f)	2,500,000	2,355,525
		24,419,315
Consumer Discretionary (18.9%):
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (b) (f)	3,000,000	2,940,300
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94	2,000,000	1,910,320
Boyd Gaming Corp. 8.63%, 6/1/25, Callable 6/1/22 @ 104.31 (f)	1,200,000	1,254,540
6.38%, 4/1/26, Callable 4/1/21 @ 103.19	2,250,000	2,138,287
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 10/15/20 @ 102.63 (f)	2,250,000	1,957,973

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (f)	$2,500,000	$2,515,800
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (f) (g)	2,284,000	1,222,465
Eldorado Resorts, Inc., 6.00%, 9/15/26 (b)	1,750,000	1,934,240
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100 (g)	3,000,000	3,243,180
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (b) (f) (g)	2,000,000	1,176,360
Hanesbrands, Inc., 5.38%, 5/15/25, Callable 5/15/22 @ 102.69 (f)	2,000,000	2,023,880
Hyatt Hotels Corp., 5.38%, 4/23/25, Callable 3/23/25 @ 100 (g)	1,500,000	1,583,715
Installed Building Products, Inc., 5.75%, 2/1/28, Callable 2/1/23 @ 102.88 (f)	1,200,000	1,210,872
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (f)	2,000,000	1,952,780
Marriott International, Inc., 5.75%, 5/1/25, Callable 4/1/25 @ 100 (g)	2,000,000	2,173,419
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	2,000,000	1,657,340
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	2,475,000	2,392,087
Michaels Stores, Inc., 8.00%, 7/15/27, Callable 7/15/22 @ 104 (f)	1,000,000	869,670
Scientific Games International, Inc. 8.63%, 7/1/25, Callable 7/1/22 @ 104.31 (d) (f)	1,000,000	935,090
8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (f)	2,250,000	2,017,373
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (f) (g)	1,200,000	1,208,220
The William Carter Co., 5.50%, 5/15/25, Callable 5/15/22 @ 102.75 (f)	900,000	927,252
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,000,000	993,640
		40,238,803
Consumer Staples (7.4%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (f)	2,750,000	2,836,790
B&G Foods, Inc., 5.25%, 4/1/25, Callable 8/6/20 @ 103.94	2,250,000	2,263,095
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 7/17/20 @ 104.13 (f) (g)	2,250,000	2,265,638
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 8/6/20 @ 103.63 (f)	2,250,000	2,163,848
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (f)	3,000,000	3,014,220
Simmons Foods, Inc. 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (f)	1,715,000	1,787,853
5.75%, 11/1/24, Callable 11/1/20 @ 102.88 (f)	1,469,000	1,410,945
		15,742,389
Energy (0.6%):
Buckeye Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100 (f)	175,000	163,385
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	750,000	772,200
Husky Holding Ltd. PIK, 13.00%, 2/15/25, Callable 2/15/21 @ 109.75 (f) (g)	500,000	481,085
		1,416,670
Financials (10.0%):
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (f)	2,375,000	2,468,480
AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81 (f)	1,500,000	1,575,000
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (f)	2,500,000	2,574,575
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (b) (f)	2,091,000	2,086,400
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (f) (g)	2,500,000	2,550,050
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 8/6/20 @ 107.25 (f)	1,000,000	838,570

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (f)	$2,500,000	$2,579,100
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38 (f) (h) (i)	2,000,000	1,203,780
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (b) (f) (g)	2,250,000	2,393,888
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (f)	2,000,000	1,953,500
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (f)	2,000,000	1,316,820
		21,540,163
Health Care (8.8%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 8/6/20 @ 100 (f)	1,750,000	1,651,773
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 8/6/20 @ 103.06 (f)	3,000,000	3,039,570
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5 (f)	1,900,000	1,225,500
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (b) (f)	2,000,000	2,030,760
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (b) (f) (g)	2,500,000	2,355,375
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (f)	2,500,000	2,578,850
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (b) (f)	2,000,000	2,021,600
Tenet Healthcare Corp., 6.75%, 6/15/23	2,500,000	2,480,725
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (f)	1,450,000	1,562,230
		18,946,383
Industrials (15.3%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 8/6/20 @ 101.84 (f)	2,000,000	906,360
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 7/17/20 @ 105 (b) (f) (g)	2,000,000	1,678,080
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 8/6/20 @ 101 (b) (f)	2,000,000	1,399,560
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (f)	3,000,000	3,097,620
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (f)	2,030,000	1,815,713
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (f)	2,500,000	1,629,550
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (f)	1,800,000	1,787,562
Delta Air Lines, Inc., 7.00%, 5/1/25 (f)	2,000,000	2,064,440
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	900,000	931,455
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (g)	2,000,000	2,170,120
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (d) (f)	2,750,000	2,744,005
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (b) (f)	2,250,000	2,271,555
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b) (f) (g)	1,750,000	1,766,748
TransDigm, Inc., 6.50%, 7/15/24, Callable 8/6/20 @ 101.63	3,000,000	2,867,250
Triumph Group, Inc., 6.25%, 9/15/24, Callable 9/15/20 @ 103.13 (f)	1,350,000	1,147,500
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (f)	2,250,000	2,384,707
XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13 (f)	2,000,000	2,094,320
		32,756,545
Information Technology (1.0%):
Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (d) (f)	2,250,000	2,174,828
Materials (4.5%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (f)	2,500,000	2,453,200
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (b) (f)	2,000,000	2,039,720

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (f)	$1,330,000	$1,366,668
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (f)	1,990,000	1,933,066
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (f) (g)	2,000,000	1,893,900
		9,686,554
Real Estate (1.3%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (f)	1,800,000	1,765,368
Vertical Holdco GmbH, 7.63%, 7/15/28, Callable 7/15/23 @ 103.81	1,000,000	1,000,000
		2,765,368
Utilities (0.5%):
PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5	1,000,000	999,629
Total Corporate Bonds (Cost $176,593,011)		170,686,647
Collateral for Securities Loaned^ (11.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (i)	423,832	423,832
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (i)	12,827,573	12,827,573
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (i)	2,947,320	2,947,320
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (i)	1,686,541	1,686,541
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (i)	7,583,018	7,583,018
Total Collateral for Securities Loaned (Cost $25,468,284)		25,468,284
Total Investments (Cost $242,888,528) — 108.5%		232,271,071
Liabilities in excess of other assets — (8.5)%		(18,155,534)
NET ASSETS — 100.00%		$214,115,537

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.

(d)  Security purchased on a when-issued basis.

(e)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $133,012,325 and amounted to 62.1% of net assets.

(g)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(h)  Defaulted security.

(i)  Rate disclosed is the daily yield on June 30, 2020.

bps — Basis points

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PIK — Payment-in-Kind

PLC — Public Limited Company

ULC — Unlimited Liability Company

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.9%)
Arkansas (1.6%):
Arkansas Development Finance Authority Revenue Bonds, 3.20%, 12/1/49, Continuously Callable @ 100	$750,000	$750,458
University of Central Arkansas Revenue Bonds, Series A, 3.00%, 11/1/49, Continuously Callable @ 100	265,000	269,388
		1,019,846
California (6.7%):
California Educational Facilities Authority Revenue Bonds, 5.00%, 5/1/49	1,500,000	2,503,275
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @ 100	1,500,000	1,518,750
		4,022,025
Connecticut (3.8%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @ 100	2,000,000	2,299,360
Florida (3.9%):
Miami-Dade County Public Facilities Revenue Bonds, Series A, 5.00%, 6/1/33, Continuously Callable @ 100	2,000,000	2,334,660
Guam (1.8%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @ 100	1,000,000	1,105,860
Illinois (25.8%):
Chicago Board of Education General Obligation Bonds, 6.00%, 4/1/46, Continuously Callable @ 100	2,275,000	2,429,882
Chicago General Obligation Refunding Bonds, Series A, 5.75%, 1/1/33, Continuously Callable @ 100	2,000,000	2,213,960
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, Continuously Callable @ 100	2,450,000	2,690,811
City of Chicago General Obligation Bonds Series A, 6.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,110,400
Series A, 5.50%, 1/1/49, Continuously Callable @ 100	1,000,000	1,090,580
City of Chicago Wastewater Transmission Revenue Series A, 5.00%, 1/1/47, Continuously Callable @ 100	1,000,000	1,101,770
Series C, 5.00%, 1/1/34, Continuously Callable @ 100	1,000,000	1,105,730
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @ 100	2,000,000	2,127,860
Sales Tax Securitization Corp. Revenue Bonds, Series 2018 C, 5.00%, 1/1/43, Continuously Callable @ 100	1,500,000	1,723,275
		15,594,268
Massachusetts (1.6%):
University of Massachusetts Building Authority Revenue Bonds, Series 1, 5.00%, 11/1/39, Continuously Callable @ 100	820,000	953,225
Missouri (2.0%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @ 100 (a)	1,150,000	1,217,321

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (12.2%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue Bonds, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @ 100	$885,000	$988,076
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100	3,000,000	3,301,349
New Jersey Transportation Trust Fund Authority Revenue Bonds 5.00%, 6/15/28, Continuously Callable @ 100	1,000,000	1,127,500
Series BB, 3.50%, 6/15/46, Continuously Callable @ 100	200,000	189,538
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @ 100	1,500,000	1,715,520
		7,321,983
New York (15.1%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Revenue Bonds, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @ 100	1,545,000	1,761,053
New York Counties Tobacco Trust II Revenue Bonds, 5.75%, 6/1/43, Continuously Callable @ 100	200,000	200,578
New York Utility Debt Securitization Authority Revenue Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @ 100	1,500,000	1,691,145
Port Authority of New York & New Jersey Revenue Bonds 5.00%, 10/1/30, Continuously Callable @ 100	2,000,000	2,135,880
5.00%, 12/1/32, Continuously Callable @ 100	1,000,000	1,122,750
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @ 100	2,000,000	2,199,960
		9,111,366
North Carolina (5.7%):
City of Charlotte Certificate of Participation, 4.00%, 6/1/49, Continuously Callable @ 100	1,670,000	1,900,761
University of North Carolina Hill Revenue Bonds, 5.00%, 2/1/49	1,000,000	1,519,870
		3,420,631
Ohio (4.5%):
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series B-2, 5.00%, 6/1/55, Continuously Callable @ 100	1,000,000	1,050,070
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @ 100	1,500,000	1,695,810
		2,745,880
Oregon (0.4%):
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @ 100	205,000	212,202
Pennsylvania (4.4%):
Philadelphia School District General Obligation Bonds Series A, 5.00%, 9/1/38, Continuously Callable @ 100	1,200,000	1,440,372
Series A, 5.00%, 9/1/44, Continuously Callable @ 100	1,000,000	1,203,930
		2,644,302

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Texas (2.9%):
New Hope Cultural Education Facilities Finance Corp. Revenue, 5.00%, 7/1/47, Continuously Callable @ 102	$500,000	$420,040
Port of Port Arthur Navigation District Revenue, Series C, 0.92%, 4/1/40, Continuously Callable @ 100 (b)	1,300,000	1,300,000
		1,720,040
Utah (1.8%):
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @ 100	1,000,000	1,064,340
Washington (4.7%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @ 100	2,370,000	2,747,280
Total Municipal Bonds (Cost $55,927,688)		59,534,589
Total Investments (Cost $55,927,688) — 98.9%		59,534,589
Other assets in excess of liabilities — 1.1%		687,762
NET ASSETS — 100.00%		$60,222,351

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $1,217,321 and amounted to 2.0% of net assets.

(b)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.9%)
California (7.7%):
California County Tobacco Securitization Agency Revenue Bonds, Series B-1, 5.00%, 6/1/49, Continuously Callable @ 100	$250,000	$290,358
California Educational Facilities Authority Revenue Bonds, 5.00%, 5/1/49	1,000,000	1,668,849
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @ 100	1,000,000	1,012,500
		2,971,707
Colorado (3.9%):
Regional Transportation District, Denver Transit Partners Eagle P3 Project Revenue Bonds, Series 2010, 6.00%, 1/15/34, Continuously Callable @ 100	1,500,000	1,503,045
District of Columbia (2.0%):
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, 6.50%, 5/15/33	715,000	767,796
Florida (6.0%):
Escambia County Health Facilities Authority Revenue Bonds, 3.00%, 8/15/50, Continuously Callable @ 100	1,000,000	991,900
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @ 100	1,225,000	1,290,097
		2,281,997
Illinois (18.7%):
Chicago Board of Education General Obligation Bonds, 6.00%, 4/1/46, Continuously Callable @ 100	1,500,000	1,602,119
Chicago General Obligation Refunding Bonds, Series 2015 C, 5.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,050,490
City of Chicago General Obligation Bonds
Series A, 6.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,110,400
Series A, 5.50%, 1/1/49, Continuously Callable @ 100	1,000,000	1,090,580
Illinois General Obligation Bonds
Series June 2013, 5.50%, 7/1/33, Continuously Callable @ 100	1,000,000	1,044,110
Series June 2013, 5.50%, 7/1/38, Continuously Callable @ 100	1,250,000	1,297,963
		7,195,662
Massachusetts (3.0%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @ 100	320,000	329,770
Series 2011, 5.63%, 7/1/29, Continuously Callable @ 100	645,000	664,479
Series 2011, 5.63%, 7/1/33, Continuously Callable @ 100	160,000	164,586
		1,158,835
Mississippi (3.1%):
Mississippi Development Bank Revenue Bonds, 5.00%, 3/1/48, Continuously Callable @ 100	1,000,000	1,196,830
See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Missouri (1.4%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @ 100 (a)	$500,000	$529,270
New Jersey (11.6%):
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100	1,000,000	1,100,450
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @ 100	500,000	543,835
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @ 100	575,000	603,974
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series BB, 3.50%, 6/15/46, Continuously Callable @ 100	500,000	473,845
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @ 100	1,500,000	1,715,519
		4,437,623
New York (1.7%):
Metropolitan Transportation Authority Revenue, Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (b) (c)	365,000	420,469
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @ 100	250,000	249,390
		669,859
North Carolina (3.9%):
University of North Carolina Hill Revenue Bonds, 5.00%, 2/1/49	1,000,000	1,519,870
North Dakota (2.5%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @ 100	1,000,000	980,550
Ohio (2.9%):
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @ 100	975,000	1,102,277
Oklahoma (0.0%): (d)
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @ 100 (e) (f)	1,885,000	18,858
Oregon (1.6%):
Clackamas County Hospital Facility Authority Revenue Bonds
Series A, 5.00%, 11/15/52, Continuously Callable @ 102	500,000	503,720
Series A, 5.38%, 11/15/55, Continuously Callable @ 102	100,000	100,903
		604,623
South Carolina (4.6%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @ 100	1,675,000	1,792,450

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares or Principal Amount	Value
South Dakota (1.6%):
Oglala Sioux Tribe, Series 2012, 5.00%, 10/1/22, Callable 8/6/20 @ 100 (a)	$600,000	$600,564
Texas (8.9%):
New Hope Cultural Education Facilities Finance Corp. Revenue, 5.00%, 7/1/47, Continuously Callable @ 102	1,000,000	691,840
Port of Port Arthur Navigation District Revenue, Series C, 0.92%, 4/1/40, Continuously Callable @ 100 (c)	1,600,000	1,600,000
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC — Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @ 100	1,000,000	1,128,760
		3,420,600
Utah (6.2%):
Utah Charter School Finance Authority Revenue Bonds
5.00%, 4/15/37, Continuously Callable @ 100	500,000	588,440
2.75%, 4/15/50, Continuously Callable @ 100	525,000	528,465
Utah Infrastructure Agency Revenue Bonds, Series A, 5.38%, 10/15/40, Continuously Callable @ 100	1,150,000	1,253,098
		2,370,003
West Virginia (2.6%):
The Country Commission of Monongalia Country, WV Special District Excise Tax Revenue Bonds, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @ 100 (a)	1,000,000	1,007,990
Total Municipal Bonds (Cost $34,693,961)		36,130,409
Exchange-Traded Funds (4.0%)
VanEck Vectors High-Yield Municipal Index ETF	26,000	1,541,280
Total Exchange-Traded Funds (Cost $1,532,682)		1,541,280
Total Investments (Cost $36,226,643) — 97.9%		37,671,689
Other assets in excess of liabilities — 2.1%		824,356
NET ASSETS — 100.00%		$38,496,045

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $2,137,824 and amounted to 5.6% of net assets.

(b)  Put Bond.

(c)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)  Amount represents less than 0.05% of net assets.

(e)  Defaulted security.

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (82.8%)
Acrisure LLC, 1st Lien Term Loan B, 3.77% (LIBOR01M+350bps), 1/31/27, Callable 8/5/20 @ 101 (a)	$3,786,988	$3,569,236
Air Medical Group Holdings, Inc., 5.25% (LIBOR06M+425bps), 3/14/25, Callable 8/5/20 @ 100 (a)	4,936,709	4,708,386
Air Methods Corp., 1st Lien Term Loan, 4.95% (LIBOR03M+350bps), 4/21/24 (a)	3,949,109	3,237,440
Aldevron LLC, 5.70% (LIBOR03M+425bps), 9/20/26, Callable 8/5/20 @ 100 (a)	3,192,000	3,140,130
Alphabet Holding Co., Inc., 1st Lien Term Loan, 3.67% (LIBOR01M+350bps), 8/15/24, Callable 8/5/20 @ 100 (a)	5,446,000	5,114,120
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 7.92% (LIBOR01M+775bps), 8/15/25, Callable 8/5/20 @ 100 (a)	4,950,000	4,421,984
American Axle & Manufacturing, Inc., 1st Lien Term Loan B, 3.00% (LIBOR01M+225bps), 4/6/24, Callable 8/5/20 @ 100 (a)	6,624,628	6,276,835
American Renal Holdings, Inc., 5.17% (LIBOR01M+500bps), 6/15/24, Callable 8/5/20 @ 100 (a)	4,988,609	4,676,821
Amneal Pharmaceuticals LLC, 1st Lien Term Loan B, 3.69% (LIBOR01M+350bps), 3/23/25, Callable 8/5/20 @ 100 (a)	7,838,151	7,142,514
Apex Tool Group LLC, 6.50% (LIBOR01M+525bps), 8/19/24, Callable 8/5/20 @ 100 (a)	3,900,000	3,478,566
Asurion LLC, 1st Lien Term Loan B7, 3.17% (LIBOR01M+300bps), 11/4/24, Callable 8/5/20 @ 100 (a)	3,875,228	3,732,349
Avaya, Inc., 1st Lien Term Loan B, 4.43% (LIBOR01M+425bps), 12/15/24, Callable 8/5/20 @ 100 (a)	6,727,724	6,192,870
Bass Pro Group LLC, Term Loan B, 6.07% (LIBOR06M+500bps), 12/16/23, Callable 8/5/20 @ 100 (a)	6,276,280	6,022,969
Blount International, Inc., 1st Lien Term Loan B, 4.75% (LIBOR01M+375bps), 4/12/23, Callable 8/5/20 @ 100 (a)	5,865,675	5,695,218
Boyd Gaming Corp., 2.36% (LIBOR01W+225bps), 9/15/23, Callable 8/5/20 @ 100 (a)	1,567,636	1,470,144
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 5.29%-5.70% (LIBOR03M+425bps), 6/21/24, Callable 8/5/20 @ 100 (a)	5,753,018	5,249,628
BW NHHC Holdco, Inc., 9.39% (LIBOR03M+900bps), 5/15/26, Callable 8/5/20 @ 100 (a)	3,000,000	1,350,000
Caesars Resort Collection LLC, 6/19/25 (a) (b) (c)	5,000,000	4,690,650
Chassix, Inc., 1st Lien Term Loan B, 6.50% (LIBOR03M+550bps), 11/10/23, Callable 8/5/20 @ 100 (a)	1,883,966	1,331,342
Chassix, Inc., 1st Lien Term Loan B, 6.50% (LIBOR06M+550bps), 11/10/23 (a)	2,001,299	1,414,257
CIBT Solutions, Inc., 1st Lien Term Loan, 5.20% (LIBOR03M+375bps), 6/1/24, Callable 8/5/20 @ 100 (a)	3,840,408	2,715,169
Clear Channel Outdoor Holdings, Inc., 4.26% (LIBOR03M+350bps), 11/25/26, Callable 8/5/20 @ 100 (a)	4,962,500	4,486,100
Concrete Pumping Holdings, Inc., 7.07% (LIBOR06M+600bps), 11/14/25, Callable 8/5/20 @ 100 (a)	5,625,000	5,217,188
Consolidated Communications, Inc., 1st Lien Term Loan B, 4.00% (LIBOR01M+300bps), 10/5/23, Callable 8/5/20 @ 100 (a)	4,874,068	4,614,816

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
CPM Holdings, Inc., 1st Lien Term Loan, 3.92%-3.96% (LIBOR01M+375bps), 11/17/25, Callable 8/5/20 @ 100 (a)	$2,955,000	$2,677,969
CPM Holdings, Inc., 2nd Lien Term Loan, 8.46% (LIBOR01M+825bps), 11/16/26, Callable 8/5/20 @ 101 (a)	2,000,000	1,682,500
Dawn Acquisition LLC, 1st Lien Term Loan B, 5.20% (LIBOR03M+375bps), 10/25/25, Callable 8/5/20 @ 100 (a)	3,447,500	3,117,402
Dayco Products LLC, 4.61% (LIBOR03M+425bps), 5/19/24, Callable 8/5/20 @ 100 (a)	7,760,000	4,811,200
Delta Air Lines, Inc., 5.51% (LIBOR03M+475bps), 4/27/23, Callable 4/29/21 @ 100 (a) (b)	8,750,000	8,569,575
Distributed Power, 4.21%-4.22% (LIBOR06M+300bps), 11/6/25 (a)	5,969,697	5,372,727
Dole Food Co., Inc., 1st Lien Term Loan B, 3.75% (LIBOR01M+275bps), 3/24/24, Callable 8/5/20 @ 100 (a)	4,933,333	4,785,333
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 4.95% (LIBOR03M+350bps), 4/6/26, Callable 8/5/20 @ 101 (a)	1,943,357	1,654,282
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 4.95% (LIBOR03M+350bps), 4/6/26, Callable 8/5/20 @ 101 (a)	3,614,643	3,076,965
Endo International PLC, 1st Lien Term Loan B, 5.00% (LIBOR01M+425bps), 4/29/24, Callable 8/5/20 @ 100 (a)	4,923,858	4,640,736
Engineered Machinery Holdings, Inc., 1st Lien Term Loan, 4.45% (LIBOR03M+300bps), 7/19/24, Callable 8/5/20 @ 100 (a)	3,762,215	3,567,822
Forterra Finance LLC, 1st Lien Term Loan, 4.00% (LIBOR01M+300bps), 10/25/23, Callable 8/5/20 @ 100 (a)	5,888,798	5,712,134
Froneri U.S., Inc., 1st Lien Term Loan B, 2.42% (LIBOR01M+225bps), 1/31/27, Callable 7/31/20 @ 100 (a)	5,000,000	4,690,650
Gates Global LLC, 1st Lien Term Loan B2, 3.75% (LIBOR01M+275bps), 3/31/24, Callable 8/5/20 @ 100 (a)	7,392,685	7,103,114
Greenway Health LLC, 4.82% (LIBOR06M+375bps), 2/16/24, Callable 8/5/20 @ 100 (a)	3,332,821	2,627,362
GTT Communications, Inc., 1st Lien Term Loan B, 2.92% (LIBOR01M+275bps), 5/31/25, Callable 8/5/20 @ 100 (a)	5,860,202	4,295,059
Gulf Finance LLC, 1st Lien Term Loan B, 6.25% (LIBOR01M+525bps), 8/25/23	2,512,714	1,608,137
Gulf Finance LLC, 1st Lien Term Loan B, 6.71% (LIBOR03M+525bps), 8/25/23, Callable 8/5/20 @ 100 (a)	1,512,371	967,917
Holley Purchaser, Inc., 1st Lien Term Loan, 5.76% (LIBOR03M+500bps), 10/24/25, Callable 8/5/20 @ 100 (a)	4,334,000	3,532,210
Hub International Ltd., 1st Lien Term Loan B, 3.87%-4.02% (LIBOR02M+300bps), 4/25/25, Callable 8/5/20 @ 100 (a)	7,350,000	6,976,399
iHeart Communications, Inc., 1st Lien Term Loan B, 3.17% (LIBOR01M+300bps), 5/1/26, Callable 8/3/20 @ 100 (a)	4,975,000	4,572,871
II-VI, Inc., 3.67% (LIBOR01M+350bps), 9/24/26 (a)	4,962,500	4,813,625
Intelsat Jackson Holdings SA, 6.50% (LIBOR03M+550bps), 7/13/21 (a) (b)	4,172,613	4,227,399
Intelsat Jackson Holdings SA, 1st Lien Term Loan B3, 6.00% (Prime+275bps), 11/27/23, Callable 8/5/20 @ 100 (a)	6,750,000	6,703,627
Janus International Group LLC, 1st Lien Term Loan, 4.82% (LIBOR06M+375bps), 2/9/25, Callable 8/5/20 @ 100 (a)	5,908,502	5,553,992

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Janus International Group LLC, 1st Lien Term Loan, 5.20% (LIBOR03M+375bps)	$15,078	$14,174
Kindred Healthcare LLC, 1st Lien Term Loan B, 5.19% (LIBOR01M+500bps), 7/2/25, Callable 8/5/20 @ 100 (a)	5,895,000	5,629,725
Leslie's Poolmart, Inc., Term Loan B, 3.67% (LIBOR01M+350bps), 8/16/23, Callable 8/5/20 @ 100 (a)	5,621,939	5,344,384
LifeScan Global Corp., 1st Lien Term Loan, 7.18% (LIBOR06M+600bps), 6/19/24, Callable 8/5/20 @ 100 (a)	3,222,000	2,903,022
LifeScan Global Corp., 2nd Lien Term Loan, 10.68% (LIBOR06M+950bps), 6/19/25, Callable 8/5/20 @ 102 (a)	2,250,000	1,571,243
Meredith Corp., 1/31/25 (a) (b) (c)	5,000,000	4,762,500
MHI Holdings LLC, 5.17% (LIBOR01M+500bps), 9/20/26, Callable 8/5/20 @ 101 (a)	6,965,000	6,651,576
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6/25/27 (a) (b) (c)	6,000,000	5,952,480
Navistar, Inc., 1st Lien Term Loan B, 3.70% (LIBOR01M+350bps), 11/2/24, Callable 8/5/20 @ 100 (a)	4,338,903	4,098,441
NCI Building Systems, Inc., 1st Lien Term Loan B, 3.94% (LIBOR01M+375bps), 4/14/25, Callable 8/5/20 @ 100 (a)	5,865,014	5,564,432
Ortho-Clinical Diagnostics SA, 1st Lien Term Loan B, 3.43% (LIBOR01M+325bps), 5/22/25, Callable 8/5/20 @ 100 (a)	3,599,926	3,359,199
Pacific Gas And Electric Co., 5.50% (LIBOR03M+450bps), 5/25/21 (a)	2,000,000	1,962,500
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 9.83% (LIBOR06M+875bps), 7/1/24, Callable 8/5/20 @ 100 (a)	4,250,000	4,122,500
Panther BF Aggregator 2 LP, 3.67% (LIBOR01M+350bps), 4/30/26, Callable 8/5/20 @ 100 (a)	6,947,500	6,600,125
PG&E Corp., 5.50% (LIBOR03M+450bps), 6/18/25 (a)	3,000,000	2,943,750
Pluto Acquisition I, Inc., 5.17% (LIBOR01M+500bps), 6/18/26, Callable 8/5/20 @ 100 (a)	5,445,000	5,172,750
Precyse Acquisition Corp., 5.50% (LIBOR01M+450bps), 10/20/22, Callable 8/5/20 @ 100 (a)	6,653,708	5,456,042
Radiology Partners, Inc., 7/9/25, Callable 8/5/20 @ 100 (a) (b) (c)	3,000,000	2,780,370
Regionalcare Hospital Partners Holdings, Inc., 3.92% (LIBOR01M+375bps), 11/16/25, Callable 7/21/20 @ 100 (a)	2,702,606	2,526,585
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 2.92% (LIBOR01M+275bps), 2/5/23, Callable 8/5/20 @ 100 (a)	2,964,152	2,824,540
Robertshaw U.S. Holding Corp., 1st Lien Term Loan, 4.25% (LIBOR06M+325bps), 2/15/25, Callable 8/5/20 @ 100 (a)	1,950,000	1,617,525
Robertshaw U.S. Holding Corp., 1st Lien Term Loan, 4.25% (LIBOR03M+325bps)	5,000	4,148
Robertshaw U.S. Holding Corp., 2nd Lien Term Loan, 9.00% (LIBOR06M+800bps), 2/15/26, Callable 8/5/20 @ 100 (a)	4,000,000	2,160,000
Sabert Corp.,1st Lien Term Loan B, 5.50% (LIBOR01M+450bps), 11/25/26, Callable 8/5/20 @ 101 (a)	3,990,000	3,876,964
SIWF Holdings, Inc., 9.57% (LIBOR06M+850bps), 5/26/26, Callable 8/5/20 @ 101 (a)	1,500,000	1,252,500
SIWF Holdings, Inc., 5.32% (LIBOR06M+425bps), 6/15/25, Callable 8/5/20 @ 100 (a)	6,912,366	6,428,501
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 5.92% (LIBOR01M+575bps), 10/1/25, Callable 8/5/20 @ 100 (a)	6,912,500	6,566,874

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Spectacle Gary Holdings LLC, 11.00% (LIBOR03M+900bps), 12/23/25, Callable 6/23/21 @ 109 (a)	$5,594,595	$5,147,027
Spectacle Gary Holdings LLC, 10/17/25 (a) (b) (c)	405,405	372,973
SRS Distribution, Inc., 5.57% (LIBOR06M+450bps), 5/23/25 (a)	2,487,500	2,400,438
SRS Distribution, Inc., 1st Lien Term Loan B, 4.32% (LIBOR06M+325bps), 5/19/25, Callable 8/5/20 @ 100 (a)	3,930,000	3,705,008
Station Casinos LLC, 1st Lien Term Loan B1, 2.50% (LIBOR01M+225bps), 2/8/27, Callable 8/5/20 @ 101 (a)	4,483,694	4,068,952
Surgery Center Holdings, Inc., 8/31/24, Callable 8/5/20 @ 100 (a) (b) (c)	4,099,744	3,585,800
Tailwind Smith Cooper Intermediate Corp., 6.08% (LIBOR06M+500bps), 5/28/26, Callable 8/5/20 @ 100 (a)	4,962,500	4,368,538
Tailwind Smith Cooper Intermediate Corp., 10.08% (LIBOR06M+900bps), 5/28/27, Callable 8/5/20 @ 101 (a)	3,000,000	2,349,990
Team Health Holdings, Inc., 1st Lien Term Loan B, 3.75% (LIBOR01M+275bps), 2/6/24, Callable 8/5/20 @ 100 (a)	6,693,063	5,099,311
Tecomet, Inc., 1st Lien Term Loan B, 4.68% (LIBOR06M+350bps), 4/18/24, Callable 8/5/20 @ 100 (a)	6,789,999	6,399,574
Tenneco, Inc., 1st Lien Term Loan B, 3.17% (LIBOR01M+300bps), 6/18/25, Callable 8/5/20 @ 100 (a)	6,402,500	5,516,842
The Hillman Group, Inc., 1st Lien Term Loan B, 5.07% (LIBOR06M+400bps), 5/31/25, Callable 8/5/20 @ 100 (a)	2,984,772	2,790,761
The Men's Wearhouse, Inc., 1st Lien Term Loan B2, 4.25% (LIBOR01M+325bps)	2,801,862	448,298
The Men's Wearhouse, Inc., 1st Lien Term Loan B2, 4.68% (LIBOR03M+325bps), 4/9/25, Callable 8/5/20 @ 100 (a)	684,092	109,455
Thor Industries, Inc., 1st Lien Term Loan B, 3.94% (LIBOR01M+375bps), 2/1/26, Callable 8/5/20 @ 100 (a)	5,813,868	5,675,789
Titan Acquisition Ltd./Titan Co-Borrower LLC, 4.45% (LIBOR03M+300bps), 3/28/25, Callable 8/5/20 @ 100 (a)	4,849,730	4,423,585
TransDigm, Inc., 2.42% (LIBOR01M+225bps), 12/9/25, Callable 8/5/20 @ 101 (a)	4,987,469	4,474,458
U.S. LBM Borrower LLC, 4.82% (LIBOR06M+375bps), 8/20/22, Callable 8/5/20 @ 100 (a)	4,762,022	4,669,781
U.S. Renal Care, Inc., 5.19% (LIBOR01M+500bps), 6/26/26, Callable 8/5/20 @ 100 (a)	5,967,487	5,727,953
Univision Communications, 1st Lien Term Loan C5, 4.75% (LIBOR01M+375bps), 3/15/24, Callable 8/5/20 @ 100 (a)	6,030,922	5,563,525
USI, Inc., 1st Lien Term Loan B, 3.17% (LIBOR01M+300bps), 5/16/24, Callable 8/5/20 @ 100 (a)	5,783,034	5,476,534
UTZ Quality Foods LLC, 1st Lien Term Loan, 3.67% (LIBOR01M+350bps), 11/14/24, Callable 8/5/20 @ 100 (a)	6,318,236	6,194,525
Verscend Holding Corp., 4.67% (LIBOR01M+450bps), 8/10/25, Callable 8/5/20 @ 100 (a)	2,910,176	2,806,137
Vertex Aerospace Services Corp., 1st Lien Term Loan B, 4.67% (LIBOR01M+450bps), 6/16/25, Callable 8/5/20 @ 100 (a)	2,940,000	2,881,200
WP CPP Holdings LLC, 1st Lien Term Loan B, 4.50% (LIBOR03M+350bps), 4/30/25, Callable 8/5/20 @ 100 (a)	3,931,310	3,383,364
WP CPP Holdings LLC, 2nd Lien Term Loan, 8.75% (LIBOR03M+775bps), 4/30/26, Callable 8/5/20 @ 100 (a)	2,000,000	1,480,000
Total Senior Secured Loans (Cost $445,376,446)		408,556,407

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (16.1%)
Communication Services (0.9%):
Consolidated Communications, Inc., 6.50%, 10/1/22, Callable 8/6/20 @ 101.63 (d)	$5,000,000	$4,605,200
Consumer Discretionary (4.4%):
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (d) (e)	2,500,000	1,338,075
Ford Motor Co.
8.50%, 4/21/23 (d)	500,000	528,655
9.00%, 4/22/25, Callable 3/22/25 @ 100 (d)	4,275,000	4,621,532
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (d) (e)	5,000,000	2,940,900
Scientific Games International, Inc.
8.63%, 7/1/25, Callable 7/1/22 @ 104.31 (b) (e)	1,000,000	935,090
8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (e)	6,000,000	5,379,659
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (d) (e)	5,000,000	5,034,250
Winnebago Industries, Inc., 6.25%, 7/15/28, Callable 7/15/23 @ 103.13	1,000,000	1,000,000
		21,778,161
Energy (0.8%):
Husky Holding Ltd. PIK, 13.00%, 2/15/25, Callable 2/15/21 @ 109.75 (d) (e)	4,500,000	4,329,765
Financials (4.2%):
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (e)	2,500,000	2,494,500
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (d) (e)	5,000,000	5,100,100
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (d) (e)	6,500,000	6,915,675
Wolverine Escrow LLC
9.00%, 11/15/26, Callable 11/15/22 @ 106.75 (e)	4,500,000	3,294,900
13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (e)	4,750,000	3,127,448
		20,932,623
Health Care (0.9%):
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.38%, 6/1/25, Callable 6/1/22 @ 103.69 (d) (e)	2,000,000	2,035,420
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (d) (e)	2,500,000	2,355,375
		4,390,795
Industrials (3.9%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 7/17/20 @ 105 (d) (e)	4,000,000	3,356,160
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 8/6/20 @ 101 (e)	4,000,000	2,799,120
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (b) (e)	4,000,000	3,991,280
Picasso Finance Sub, Inc., 6.13%, 6/15/25, Callable 6/15/22 @ 103.06 (d) (e)	1,000,000	1,021,970
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (d) (e)	3,000,000	3,028,710
WESCO Distribution, Inc., 7.13%, 6/15/25, Callable 6/15/22 @ 103.56 (e)	4,500,000	4,744,170
		18,941,410

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Information Technology (0.5%):
Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (b) (e)	$2,500,000	$2,416,475
Materials (0.5%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (d) (e)	2,500,000	2,367,375
Total Corporate Bonds (Cost $86,469,199)		79,761,804
Total Investments (Cost $531,845,645) — 98.9%		488,318,211
Other assets in excess of liabilities — 1.1%		5,207,800
NET ASSETS — 100.00%		$493,526,011

(a)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.

(b)  Security purchased on a when-issued basis.

(c)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $69,006,417 and amounted to 14.0% of net assets.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR01W — 1 Week US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PIK — Payment-in-Kind

PLC — Public Limited Company

PRIME — U.S. Prime Rate

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (4.1%)
Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22, Callable 12/15/21 @ 100	$162,469	$164,548
AmeriCredit Automobile, Series 2017-3, Class A3, 1.90%, 3/18/22, Callable 3/18/22 @ 100 (a)	22,073	22,089
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/7/49, Callable 6/5/24 @ 100 (a) (b)	500,000	438,858
Capital Automotive REIT, Series 2016-A1, Class A, 4.55%, 2/15/46 (a) (b)	711,279	716,074
Chesapeake Funding LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30 (b)	165,712	168,462
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/22/24 (b)	153,596	156,507
Focus Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, 4/30/47, Callable 7/30/20 @ 100 (a) (b)	970,000	907,985
Honda Auto Receivables Owner Trust, Series 2018-3, Class A3, 2.95%, 8/22/22, Callable 1/21/22 @ 100	160,429	163,137
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 2/15/21 @ 100 (a)	45,247	45,304
Verizon Owner Trust, Series 2017-3A, Class B, 2.38%, 4/20/22, Callable 1/20/21 @ 100 (a) (b)	500,000	504,124
Total Asset-Backed Securities (Cost $3,432,300)		3,287,088
Collateralized Mortgage Obligations (4.1%)
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 8/15/50 (a)	590,000	653,242
COMM Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50 (a)	250,000	275,846
Four Times Square Trust, Series 2006-4TS, Class A, 5.40%, 12/13/28 (b)	457,356	461,229
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45 (a)	617,559	627,759
GS Mortgage Securities Trust, Series 2019-GC42, Class A4, 3.00%, 9/1/52 (a)	690,000	759,229
Hilton USA Trust, Series 2016-SFP, Class A, 2.83%, 11/5/35 (a) (b)	500,000	492,027
Total Collateralized Mortgage Obligations (Cost $3,217,629)		3,269,332
Corporate Bonds (63.1%)
Communication Services (8.0%):
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, 3/30/29, Callable 12/30/28 @ 100 (a) (c)	750,000	885,585
2.80%, 4/1/31, Callable 1/1/31 @ 100	250,000	253,813
Charter Communications Operating LLC/Capital, 4.20%, 3/15/28, Callable 12/15/27 @ 100 (a)	200,000	223,632
Comcast Corp.
4.15%, 10/15/28, Callable 7/15/28 @ 100 (a)	750,000	898,582
3.97%, 11/1/47, Callable 5/1/47 @ 100	300,000	357,507
T-Mobile USA, Inc.
3.88%, 4/15/30, Callable 1/15/30 @ 100 (a) (b)	500,000	556,525
4.50%, 4/15/50, Callable 10/15/49 @ 100 (b)	170,000	200,286

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Verizon Communications, Inc., 4.52%, 9/15/48 (a)	$1,250,000	$1,652,250
ViacomCBS, Inc., 4.20%, 5/19/32, Callable 2/19/32 @ 100	500,000	557,905
Vodafone Group PLC, 4.38%, 2/19/43	650,000	754,572
		6,340,657
Consumer Discretionary (5.7%):
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100	300,000	349,482
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100 (a)	750,000	780,908
McDonald's Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100 (a)	280,000	299,818
Ross Stores, Inc., 4.80%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	1,196,910
Target Corp.
3.50%, 7/1/24 (a)	750,000	836,910
2.35%, 2/15/30, Callable 11/15/29 @ 100 (a)	1,000,000	1,075,390
		4,539,418
Consumer Staples (8.8%):
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29, Callable 10/23/28 @ 100 (a)	1,750,000	2,112,163
BAT Capital Corp., 3.46%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500,000	1,597,530
Constellation Brands, Inc.
2.88%, 5/1/30, Callable 2/1/30 @ 100 (a)	750,000	795,585
4.10%, 2/15/48, Callable 8/15/47 @ 100 (a)	250,000	282,995
Philip Morris International, Inc., 4.25%, 11/10/44 (c)	600,000	725,250
The Kroger Co.
2.20%, 5/1/30, Callable 2/1/30 @ 100 (a) (c)	1,250,000	1,298,863
3.95%, 1/15/50, Callable 7/15/49 @ 100	200,000	229,656
		7,042,042
Energy (8.1%):
Chevron Corp., 2.24%, 5/11/30, Callable 2/11/30 @ 100 (a) (c)	300,000	315,243
Energy Transfer Operating LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100 (a)	700,000	754,005
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	1,400,000	1,449,728
Marathon Petroleum Corp., 4.50%, 4/1/48, Callable 10/1/47 @ 100	250,000	256,915
MPLX LP
4.80%, 2/15/29, Callable 11/15/28 @ 100 (c)	1,500,000	1,668,464
5.50%, 2/15/49, Callable 8/15/48 @ 100 (c)	100,000	110,778
ONEOK, Inc., 3.40%, 9/1/29, Callable 6/1/29 @ 100	500,000	486,665
Sabine Pass Liquefaction LLC
5.00%, 3/15/27, Callable 9/15/26 @ 100 (a)	500,000	558,375
4.20%, 3/15/28, Callable 9/15/27 @ 100	250,000	268,483
Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100 (a) (c)	500,000	528,270
		6,396,926
Financials (15.5%):
Apollo Management Holdings LP, 4.87%, 2/15/29, Callable 11/15/28 @ 100 (b)	500,000	586,945
Arch Capital Group Ltd., 3.64%, 6/30/50, Callable 12/30/49 @ 100	300,000	314,037
BP Capital Markets America, Inc., 3.00%, 2/24/50, Callable 8/24/49 @ 100	200,000	195,984
Citigroup, Inc.
4.08%(LIBOR03M+119bps), 4/23/29, Callable 4/23/28 @ 100 (a) (d)	750,000	856,088
4.65%, 7/23/48, Callable 6/23/48 @ 100	300,000	392,310

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse Group AG, 3.87%(LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a) (b) (d)	$2,500,000	$2,755,125
Discover Bank, 4.65%, 9/13/28, Callable 6/13/28 @ 100 (a)	600,000	689,034
Huntington Bancshares, Inc., 2.55%, 2/4/30, Callable 11/4/29 @ 100	1,400,000	1,448,187
Jefferies GRP LLC/Capital, 4.85%, 1/15/27 (a)	1,000,000	1,095,769
JPMorgan Chase & Co., 2.96%(SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (a) (d)	500,000	530,375
Morgan Stanley
3.13%, 1/23/23 (a)	750,000	795,442
3.95%, 4/23/27	250,000	280,383
Sumitomo Mitsui Financial Group, Inc., 3.20%, 9/17/29 (a)	750,000	801,158
The Goldman Sachs Group, Inc., 5.95%, 1/15/27 (a) (c)	500,000	623,650
Wells Fargo & Co.
3.07%(SOFR+253bps), 4/30/41, Callable 4/30/40 @ 100 (d)	250,000	260,935
3.90%, 5/1/45	500,000	585,215
		12,210,637
Health Care (2.2%):
Becton Dickinson and Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100 (a)	850,000	914,855
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (a)	750,000	827,490
		1,742,345
Industrials (2.0%):
Carrier Global Corp., 2.70%, 2/15/31, Callable 11/15/30 @ 100 (b)	100,000	99,624
The Boeing Co., 5.04%, 5/1/27, Callable 3/1/27 @ 100	800,000	882,344
Waste Connections, Inc., 3.50%, 5/1/29, Callable 2/1/29 @ 100 (a)	600,000	674,232
		1,656,200
Information Technology (4.0%):
Broadcom, Inc.
4.11%, 9/15/28, Callable 6/15/28 @ 100 (b)	736,000	804,676
4.75%, 4/15/29, Callable 1/15/29 @ 100 (a) (b)	500,000	567,460
Fiserv, Inc.
3.80%, 10/1/23, Callable 9/1/23 @ 100	250,000	273,205
3.50%, 7/1/29, Callable 4/1/29 @ 100 (a)	600,000	674,160
KLA Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100 (a) (c)	750,000	885,773
		3,205,274
Materials (2.3%):
Steel Dynamics, Inc.
3.45%, 4/15/30, Callable 1/15/30 @ 100 (a)	750,000	786,037
3.25%, 1/15/31, Callable 10/15/30 @ 100	150,000	152,942
WRKCo, Inc.
4.90%, 3/15/29, Callable 12/15/28 @ 100 (a)	600,000	714,204
3.00%, 6/15/33, Callable 3/15/33 @ 100	150,000	156,150
		1,809,333
Real Estate (4.2%):
American Tower Corp., 2.95%, 1/15/25, Callable 12/15/24 @ 100 (a)	1,000,000	1,075,070
Mid-America Apartments LP, 3.95%, 3/15/29, Callable 12/15/28 @ 100	2,000,000	2,299,579
		3,374,649

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Principal Amount	Value
Utilities (2.3%):
Avangrid, Inc., 3.80%, 6/1/29, Callable 3/1/29 @ 100 (a) (c)	$750,000	$868,688
CenterPoint Energy, Inc., 2.95%, 3/1/30, Callable 12/1/29 @ 100	300,000	320,238
FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100 (a)	600,000	627,558
		1,816,484
Total Corporate Bonds (Cost $48,233,303)		50,133,965
Residential Mortgage-Backed Securities (0.4%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 10/20/24 @ 100 (a)	66,691	69,317
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.09%, 10/25/33, Callable 7/25/20 @ 100 (a) (e)	127,274	125,220
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 7/25/20 @ 100 (a)	95,227	95,474
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 3.77%, 2/25/35, Callable 7/25/20 @ 100 (a) (e)	24,831	24,831
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 12/31/20, Callable 7/25/20 @ 100 (a)	2,327	1,759
Total Residential Mortgage-Backed Securities (Cost $320,692)		316,601
U.S. Government Mortgage-Backed Agencies (0.2%)
Federal National Mortgage Association Series 2018-M1, Class A2, 3.08%, 12/25/27 (e)	65,000	72,158
3.50%, 7/1/43 (a)	76,198	82,418
		154,576
Total U.S. Government Mortgage-Backed Agencies (Cost $140,396)		154,576
U.S. Treasury Obligations (23.0%)
U.S. Treasury Bonds
2.25%, 8/15/49	175,000	210,438
2.38%, 11/15/49	190,000	234,650
2.00%, 2/15/50 (a)	500,000	572,656
U.S. Treasury Notes
1.38%, 8/31/20	2,500,000	2,504,883
1.25%, 3/31/21	2,000,000	2,016,094
0.13%, 4/30/22 (a)	10,610,000	10,602,954
1.75%, 7/31/24 (a)	1,500,000	1,592,461
1.25%, 8/31/24	100,000	104,180
0.63%, 5/15/30	420,000	418,884
Total U.S. Treasury Obligations (Cost $18,141,747)		18,257,200

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.8%)
iShares iBoxx High Yield Corporate Bond ETF	18,000	$1,469,160
Total Exchange-Traded Funds (Cost $1,494,000)		1,469,160
Collateral for Securities Loaned^ (5.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (f)	75,108	75,108
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (f)	2,273,209	2,273,209
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (f)	522,302	522,302
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (f)	298,876	298,876
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (f)	1,343,807	1,343,807
Total Collateral for Securities Loaned (Cost $4,513,302)		4,513,302
Total Investments (Cost $79,493,369) — 102.4%		81,401,224
Liabilities in excess of other assets — (2.4)%		(1,869,921)
NET ASSETS — 100.00%		$79,531,303

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $9,415,907 and amounted to 11.8% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.

(e)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2020.

(f)  Rate disclosed is the daily yield on June 30, 2020.

bps — Basis points

ETF — Exchange-Traded Fund

LIBOR — London InterBank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium-Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	25	9/30/20	$5,518,875	$5,520,703	$1,828
30-Year U.S. Treasury Bond Futures	25	9/21/20	4,406,318	4,464,063	57,745
Ultra Long-Term U.S. Treasury Bond Futures	17	9/21/20	3,698,879	3,708,656	9,777
					$69,350

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	114	9/21/20	$17,842,860	$17,953,219	$(110,359)
	Total unrealized appreciation				$69,350
	Total unrealized depreciation				(110,359)
	Total net unrealized appreciation (depreciation)				$(41,009)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
ASSETS:
Investments, at value (Cost $27,632,827, $242,622,647 and $242,888,528)	$28,854,741	(a)	$246,780,432 (b)	$232,271,071 (c)
Cash and cash equivalents	1,105,009		29,577,626	10,290,810
Deposits with brokers for futures contracts	329,912		949,647	—
Deposits with brokers for swap agreements	156,629		1,273,280	—
Receivables:
Interest and dividends	178,028		1,258,005	3,270,365
Capital shares issued	10,319		298,532	429,325
Investments sold	1,605,809		16,879	5,768,286
Variation margin on open futures contracts	1,115		20,320	—
From Adviser	22,651		32,573	39,550
Prepaid expenses	31,425		46,374	43,130
Total Assets	32,295,638		280,253,668	252,112,537
LIABILITIES:
Payables:
Collateral received on loaned securities	858,967		1,630,881	25,468,284
Distributions	1,188		30,935	226,680
Investments purchased	—		24,986,328	11,947,950
Capital shares redeemed	4,400		95,883	179,068
Variation margin on open futures contracts	438		—	—
Accrued expenses and other payables:
Investment advisory fees	12,793		93,763	100,266
Administration fees	1,531		12,396	10,268
Custodian fees	1,395		2,943	5,489
Transfer agent fees	9,609		60,183	24,784
Compliance fees	28		224	147
Trustees' fees	—		254	—
12b-1 fees	4,087		20,533	15,275
Other accrued expenses	10,402		24,833	18,789
Total Liabilities	904,838		26,959,156	37,997,000
NET ASSETS:
Capital	30,084,676		281,297,448	234,540,354
Total distributable earnings/(loss)	1,306,124		(28,002,936)	(20,424,817)
Net Assets	$31,390,800		$253,294,512	$214,115,537
Net Assets
Class A Shares	$21,913,916		$62,816,928	$30,504,579
Class C Shares	2,731,423		33,690,841	20,659,989
Class R Shares	3,509,798		1,139,210	17,277,423
Class Y Shares	3,235,663		155,647,533	145,673,546
Total	$31,390,800		$253,294,512	$214,115,537
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,166,470		6,199,725	4,962,044
Class C Shares	270,156		3,326,366	3,353,765
Class R Shares	346,120		112,456	2,803,241
Class Y Shares	320,247		15,355,824	23,816,877
Total	3,102,993		24,994,371	34,935,927
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.12		$10.13	$6.15
Class C Shares (d)	$10.11		$10.13	$6.16
Class R Shares	$10.14		$10.13	$6.16
Class Y Shares	$10.10		$10.14	$6.12
Maximum Sales Charge — Class A Shares	2.00%		2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.33		$10.34	$6.28

(a)  Includes $832,694 of securities on loan.

(b)  Includes $1,573,880 of securities on loan.

(c)  Includes $24,190,205 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
ASSETS:
Investments, at value (Cost $55,927,688, $36,226,643 and $531,845,645)	$59,534,589	$37,671,689	$488,318,211
Cash and cash equivalents	138,900	1,985,694	35,237,540
Receivables:
Interest and dividends	607,891	441,523	733,760
Capital shares issued	4,063	4,168	774,464
Investments sold	—	—	11,601,976
From Adviser	23,444	21,287	142,447
Prepaid expenses	23,469	9,909	23,797
Total Assets	60,332,356	40,134,270	536,832,195
LIABILITIES:
Payables:
Distributions	10,255	8,741	319,929
Investments purchased	—	1,532,681	40,450,238
Capital shares redeemed	41,743	55,685	1,972,553
Accrued expenses and other payables:
Investment advisory fees	24,492	15,646	266,265
Administration fees	2,925	1,861	24,334
Custodian fees	882	615	39,856
Transfer agent fees	12,178	6,580	103,455
Compliance fees	52	34	459
Trustees' fees	—	—	389
12b-1 fees	6,608	6,648	61,460
Other accrued expenses	10,870	9,734	67,246
Total Liabilities	110,005	1,638,225	43,306,184
NET ASSETS:
Capital	56,966,036	37,545,384	717,857,663
Total distributable earnings/(loss)	3,256,315	950,661	(224,331,652)
Net Assets	$60,222,351	$38,496,045	$493,526,011
Net Assets
Class A Shares	$29,561,798	$18,609,699	$120,538,982
Class C Shares	8,752,702	11,577,713	117,211,505
Class R Shares	—	—	261,676
Class Y Shares	21,907,851	8,308,633	255,513,848
Total	$60,222,351	$38,496,045	$493,526,011
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,056,025	1,767,597	13,928,239
Class C Shares	905,105	1,099,728	13,539,160
Class R Shares	—	—	30,248
Class Y Shares	2,265,762	789,148	29,502,251
Total	6,226,892	3,656,473	56,999,898
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.67	$10.53	$8.65
Class C Shares (a)	$9.67	$10.53	$8.66
Class R Shares	$—	$—	$8.65
Class Y Shares	$9.67	$10.53	$8.66
Maximum Sales Charge — Class A Shares	2.00%	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.87	$10.74	$8.83

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statement of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory Strategic Income Fund
ASSETS:
Investments, at value (Cost $79,493,369)	$81,401,224	(a)
Cash and cash equivalents	1,645,369
Deposits with brokers for futures contracts	389,393
Receivables:
Interest and dividends	566,421
Capital shares issued	166,468
Investments sold	1,178,699
Variation margin on open futures contracts	29,991
From Adviser	18,790
Prepaid expenses	14,904
Total Assets	85,411,259
LIABILITIES:
Payables:
Collateral received on loaned securities	4,513,302
Distributions	38,073
Investments purchased	1,204,130
Capital shares redeemed	28,245
Variation margin on open futures contracts	30,629
Accrued expenses and other payables:
Investment advisory fees	37,267
Administration fees	3,775
Custodian fees	1,881
Transfer agent fees	1,408
Compliance fees	73
Trustees' fees	4
12b-1 fees	8,189
Other accrued expenses	12,980
Total Liabilities	5,879,956
NET ASSETS:
Capital	77,196,085
Total distributable earnings/(loss)	2,335,218
Net Assets	$79,531,303
Net Assets
Class A Shares	$36,045,462
Class C Shares	9,509,063
Class R Shares	2,961,576
Class Y Shares	31,015,202
Total	$79,531,303
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,360,950
Class C Shares	882,503
Class R Shares	274,678
Class Y Shares	2,907,862
Total	7,425,993
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.72
Class C Shares (b)	$10.78
Class R Shares	$10.78
Class Y Shares	$10.67
Maximum Sales Charge — Class A Shares	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.94

(a)  Includes $3,209,796 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund	Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
Investment Income:
Dividends	$—	$—	$11,720
Interest	422,526	3,010,723	6,082,277
Securities lending (net of fees)	1,032	3,238	58,773
Total Income	423,558	3,013,961	6,152,770
Expenses:
Investment advisory fees	77,929	570,219	535,882
Administration fees	9,562	77,663	54,747
Sub-Administration fees	7,446	7,430	7,446
12b-1 fees — Class A Shares	27,134	75,646	37,080
12b-1 fees — Class C Shares	13,801	178,394	100,003
12b-1 fees — Class R Shares	8,507	2,637	43,722
Custodian fees	4,584	8,736	16,527
Transfer agent fees — Class A Shares	18,057	32,937	12,750
Transfer agent fees — Class C Shares	1,811	19,855	3,008
Transfer agent fees — Class R Shares	3,192	870	1,917
Transfer agent fees — Class Y Shares	2,140	88,402	75,424
Trustees' fees	1,549	11,577	7,542
Compliance fees	135	1,102	732
Legal and audit fees	6,491	15,611	12,751
State registration and filing fees	31,103	35,950	38,858
Interest expense on interfund lending	—	64	—
Other expenses	8,892	25,227	19,310
Total Expenses	222,333	1,152,320	967,699
Expenses waived/reimbursed by Adviser	(67,213)	(115,608)	(109,060)
Net Expenses	155,120	1,036,712	858,639
Net Investment Income (Loss)	268,438	1,977,249	5,294,131
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	671,330	352,638	(2,635,873)
Net realized gains (losses) from futures contracts	206,746	1,028,458	—
Net realized gains (losses) from swap agreements	(91,757)	(449,155)	—
Net change in unrealized appreciation/depreciation on investment securities	502,176	2,909,605	(14,841,662)
Net change in unrealized appreciation/depreciation on futures contracts	1,142	(21,991)	—
Net change in unrealized appreciation/depreciation on swap agreements	(14,094)	(120,813)	—
Net realized/unrealized gains (losses) on investments	1,275,543	3,698,742	(17,477,535)
Change in net assets resulting from operations	$1,543,981	$5,675,991	$(12,183,404)

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
Investment Income:
Interest	$1,267,081	$926,522	$17,502,475
Total Income	1,267,081	926,522	17,502,475
Expenses:
Investment advisory fees	154,538	100,323	1,676,826
Administration fees	18,924	12,281	157,749
Sub-Administration fees	6,988	6,900	7,446
12b-1 fees — Class A Shares	36,109	22,833	160,201
12b-1 fees — Class C Shares	50,073	63,622	644,237
12b-1 fees — Class R Shares	—	—	758
Custodian fees	3,071	2,831	117,170
Transfer agent fees — Class A Shares	10,975	6,556	56,766
Transfer agent fees — Class C Shares	4,612	4,837	70,966
Transfer agent fees — Class R Shares	—	—	250
Transfer agent fees — Class Y Shares	15,185	4,211	139,288
Trustees' fees	2,941	1,998	23,939
Compliance fees	268	175	2,265
Legal and audit fees	7,036	6,135	44,632
State registration and filing fees	24,282	24,898	44,065
Interest expense on interfund lending	275	—	—
Other expenses	6,785	5,146	81,289
Total Expenses	342,062	262,746	3,227,847
Expenses waived/reimbursed by Adviser	(67,239)	(63,898)	(419,366)
Net Expenses	274,823	198,848	2,808,481
Net Investment Income (Loss)	992,258	727,674	14,693,994
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(50,095)	243,927	(9,644,021)
Net change in unrealized appreciation/depreciation on investment securities	(917,434)	(1,194,667)	(38,188,086)
Net realized/unrealized gains (losses) on investments	(967,529)	(950,740)	(47,832,107)
Change in net assets resulting from operations	$24,729	$(223,066)	$(33,138,113)

See notes to financial statements.

Victory Portfolios	Statement of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

Victory Strategic Income Fund
Investment Income:
Interest	$789,423
Securities lending (net of fees)	4,408
Total Income	793,831
Expenses:
Investment advisory fees	200,398
Administration fees	20,620
Sub-Administration fees	7,446
12b-1 fees — Class A Shares	42,860
12b-1 fees — Class C Shares	45,540
12b-1 fees — Class R Shares	7,245
Custodian fees	6,391
Transfer agent fees — Class A Shares	4,181
Transfer agent fees — Class C Shares	2,760
Transfer agent fees — Class R Shares	263
Transfer agent fees — Class Y Shares	3,278
Trustees' fees	2,879
Compliance fees	282
Legal and audit fees	8,401
State registration and filing fees	31,648
Other expenses	6,598
Total Expenses	390,790
Expenses waived/reimbursed by Adviser	(52,801)
Net Expenses	337,989
Net Investment Income (Loss)	455,842
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	1,766,198
Net realized gains (losses) from futures contracts	(183,191)
Net realized gains (losses) from swap agreements	(185,936)
Net change in unrealized appreciation/depreciation on investment securities	224,460
Net change in unrealized appreciation/depreciation on futures contracts	29,077
Net change in unrealized appreciation/depreciation on swap agreements	20,150
Net realized/unrealized gains (losses) on investments	1,670,758
Change in net assets resulting from operations	$2,126,600

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$268,438	$668,632	$1,977,249	$5,596,772	$5,294,131	$8,072,654
Net realized gains (losses) from investments	786,319	458,868	931,941	(1,554,338)	(2,635,873)	928,393
Net change in unrealized appreciation/ depreciation on investments	489,224	1,246,028	2,766,801	6,190,500	(14,841,662)	8,834,338
Change in net assets resulting from operations	1,543,981	2,373,528	5,675,991	10,232,934	(12,183,404)	17,835,385
Distributions to Shareholders:
Class A Shares	(245,551)	(553,387)	(572,416)	(1,562,354)	(873,985)	(1,707,779)
Class C Shares	(19,009)	(48,455)	(201,113)	(645,910)	(517,552)	(1,017,743)
Class R Shares	(31,422)	(64,516)	(7,683)	(22,128)	(485,150)	(991,828)
Class Y Shares	(41,526)	(85,405)	(1,654,719)	(3,852,275)	(3,426,545)	(4,352,666)
From return of capital:
Class A Shares	—	—	—	(54,402)	—	—
Class C Shares	—	—	—	(22,491)	—	—
Class R Shares	—	—	—	(770)	—	—
Class Y Shares	—	—	—	(134,138)	—	—
Change in net assets resulting from distributions to shareholders	(337,508)	(751,763)	(2,435,931)	(6,294,468)	(5,303,232)	(8,070,016)
Change in net assets resulting from capital transactions	(1,417,802)	(4,159,816)	(16,542,232)	(77,242,799)	51,848,752	88,103,596
Change in net assets	(211,329)	(2,538,051)	(13,302,172)	(73,304,333)	34,362,116	97,868,965
Net Assets:
Beginning of period	31,602,129	34,140,180	266,596,684	339,901,017	179,753,421	81,884,456
End of period	$31,390,800	$31,602,129	$253,294,512	$266,596,684	$214,115,537	$179,753,421

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,640,057	$2,390,006	$12,098,056	$26,923,927	$4,615,250	$14,316,080
Distributions reinvested	240,174	541,439	541,451	1,496,239	543,243	1,089,701
Cost of shares redeemed	(3,800,557)	(6,120,937)	(12,592,886)	(63,661,715)	(3,322,386)	(9,825,415)
Total Class A Shares	$(920,326)	$(3,189,492)	$46,621	$(35,241,549)	$1,836,107	$5,580,366
Class C Shares
Proceeds from shares issued	$260,166	$143,899	$741,075	$1,733,369	$2,323,150	$2,217,726
Distributions reinvested	16,292	40,736	164,016	555,049	142,821	243,448
Cost of shares redeemed	(481,608)	(1,154,650)	(6,667,054)	(26,142,779)	(1,055,432)	(2,392,678)
Total Class C Shares	$(205,150)	$(970,015)	$(5,761,963)	$(23,854,361)	$1,410,539	$68,496
Class R Shares
Proceeds from shares issued	$213,207	$254,810	$299,129	$166,661	$311,796	$201,511
Distributions reinvested	31,343	64,470	7,465	21,886	50,607	104,219
Cost of shares redeemed	(232,913)	(310,418)	(328,534)	(614,563)	(241,232)	(584,834)
Total Class R Shares	$11,637	$8,862	$(21,940)	$(426,016)	$121,171	$(279,104)
Class Y Shares
Proceeds from shares issued	$731,505	$1,073,428	$45,743,187	$79,871,959	$106,293,512	$109,042,788
Distributions reinvested	41,083	83,285	1,324,695	3,209,388	3,084,978	3,905,005
Cost of shares redeemed	(1,076,551)	(1,165,884)	(57,872,832)	(100,802,220)	(60,897,555)	(30,213,955)
Total Class Y Shares	$(303,963)	$(9,171)	$(10,804,950)	$(17,720,873)	$48,480,935	$82,733,838
Change in net assets resulting from capital transactions	$(1,417,802)	$(4,159,816)	$(16,542,232)	$(77,242,799)	$51,848,752	$88,103,596

(continues on next page)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Share Transactions:
Class A Shares
Issued	266,486	250,126	1,206,204	2,713,126	728,449	2,178,302
Reinvested	24,112	56,710	54,129	150,473	87,914	165,464
Redeemed	(387,373)	(642,094)	(1,263,721)	(6,419,997)	(547,001)	(1,488,742)
Total Class A Shares	(96,775)	(335,258)	(3,388)	(3,556,398)	269,362	855,024
Class C Shares
Issued	26,532	14,963	74,604	174,135	365,670	336,209
Reinvested	1,636	4,274	16,423	55,850	23,097	36,921
Redeemed	(48,615)	(121,567)	(666,829)	(2,631,589)	(171,111)	(364,090)
Total Class C Shares	(20,447)	(102,330)	(575,802)	(2,401,604)	217,656	9,040
Class R Shares
Issued	21,485	26,637	29,600	16,756	47,338	30,796
Reinvested	3,138	6,730	747	2,201	8,183	15,810
Redeemed	(23,402)	(32,531)	(32,704)	(61,801)	(39,410)	(89,390)
Total Class R Shares	1,221	836	(2,357)	(42,844)	16,111	(42,784)
Class Y Shares
Issued	74,023	111,553	4,569,893	8,030,344	17,615,190	16,745,403
Reinvested	4,130	8,725	132,387	322,449	501,619	594,277
Redeemed	(109,200)	(122,068)	(5,806,853)	(10,149,972)	(10,444,834)	(4,607,680)
Total Class Y Shares	(31,047)	(1,790)	(1,104,573)	(1,797,179)	7,671,975	12,732,000
Change in Shares	(147,048)	(438,542)	(1,686,120)	(7,798,025)	8,175,104	13,553,280

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$992,258	$1,965,191	$727,674	$1,405,189	$14,693,994	$34,566,694
Net realized gains (losses) from investments	(50,095)	930,963	243,927	(123,953)	(9,644,021)	(3,969,624)
Net change in unrealized appreciation/ depreciation on investments	(917,434)	2,797,481	(1,194,667)	2,151,260	(38,188,086)	23,471,885
Change in net assets resulting from operations	24,729	5,693,635	(223,066)	3,432,496	(33,138,113)	54,068,955
Distributions to Shareholders:
Class A Shares	(477,228)	(1,464,845)	(349,197)	(787,699)	(3,735,571)	(8,004,025)
Class C Shares	(124,134)	(531,783)	(194,126)	(562,857)	(3,233,708)	(9,318,078)
Class R Shares	—	—	—	—	(7,932)	(30,409)
Class Y Shares	(390,896)	(1,054,293)	(184,361)	(507,091)	(7,803,797)	(17,355,800)
Change in net assets resulting from distributions to shareholders	(992,258)	(3,050,921)	(727,684)	(1,857,647)	(14,781,008)	(34,708,312)
Change in net assets resulting from capital transactions	(4,778,656)	(4,913,162)	(4,321,188)	(5,254,452)	(44,442,626)	(45,868,103)
Change in net assets	(5,746,185)	(2,270,448)	(5,271,938)	(3,679,603)	(92,361,747)	(26,507,460)
Net Assets:
Beginning of period	65,968,536	68,238,984	43,767,983	47,447,586	585,887,758	612,395,218
End of period	$60,222,351	$65,968,536	$38,496,045	$43,767,983	$493,526,011	$585,887,758

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,343,071	$4,695,710	$1,333,798	$4,547,178	$21,737,729	$70,076,253
Distributions reinvested	445,319	1,392,860	322,524	711,497	3,493,528	7,183,990
Cost of shares redeemed	(3,027,711)	(7,042,732)	(1,828,478)	(3,153,534)	(38,897,671)	(53,129,272)
Total Class A Shares	$(239,321)	$(954,162)	$(172,156)	$2,105,141	$(13,666,414)	$24,130,971
Class C Shares
Proceeds from shares issued	$539,161	$452,375	$44,609	$641,769	$5,295,492	$7,693,670
Distributions reinvested	101,493	442,740	169,024	493,333	2,643,884	7,766,719
Cost of shares redeemed	(2,946,549)	(8,300,227)	(2,297,220)	(7,042,158)	(27,396,873)	(84,302,278)
Total Class C Shares	$(2,305,895)	$(7,405,112)	$(2,083,587)	$(5,907,056)	$(19,457,497)	$(68,841,889)
Class R Shares
Proceeds from shares issued	$—	$—	$—	$—	$25,685	$111,430
Distributions reinvested	—	—	—	—	7,262	22,324
Cost of shares redeemed	—	—	—	—	(203,241)	(414,932)
Total Class R Shares	$—	$—	$—	$—	$(170,294)	$(281,178)
Class Y Shares
Proceeds from shares issued	$2,874,281	$6,261,814	$543,639	$1,046,792	$113,128,407	$127,457,843
Distributions reinvested	383,099	1,026,770	177,226	489,689	6,745,465	14,917,921
Cost of shares redeemed	(5,490,820)	(3,842,472)	(2,786,310)	(2,989,018)	(131,022,293)	(143,251,771)
Total Class Y Shares	$(2,233,440)	$3,446,112	$(2,065,445)	$(1,452,537)	$(11,148,421)	$(876,007)
Change in net assets resulting from capital transactions	$(4,778,656)	$(4,913,162)	$(4,321,188)	$(5,254,452)	$(44,442,626)	$(45,868,103)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Share Transactions:
Class A Shares
Issued	242,482	478,144	128,752	425,557	2,422,374	7,475,434
Reinvested	46,111	141,785	30,717	66,390	403,931	767,211
Redeemed	(306,578)	(713,456)	(173,299)	(296,773)	(4,459,549)	(5,679,746)
Total Class A Shares	(17,985)	(93,527)	(13,830)	195,174	(1,633,244)	2,562,899
Class C Shares
Issued	55,287	45,850	4,150	59,871	592,905	821,505
Reinvested	10,507	45,183	16,098	46,148	305,832	828,359
Redeemed	(305,308)	(846,526)	(222,251)	(659,895)	(3,178,366)	(8,978,146)
Total Class C Shares	(239,514)	(755,493)	(202,003)	(553,876)	(2,279,629)	(7,328,282)
Class R Shares
Issued	—	—	—	—	2,746	11,901
Reinvested	—	—	—	—	839	2,385
Redeemed	—	—	—	—	(21,622)	(44,380)
Total Class R Shares	—	—	—	—	(18,037)	(30,094)
Class Y Shares
Issued	298,017	633,656	51,301	98,269	13,093,224	13,621,991
Reinvested	39,607	104,534	16,829	45,760	778,860	1,591,749
Redeemed	(558,531)	(392,165)	(266,707)	(280,476)	(15,112,635)	(15,289,018)
Total Class Y Shares	(220,907)	346,025	(198,577)	(136,447)	(1,240,551)	(75,278)
Change in Shares	(478,406)	(502,995)	(414,410)	(495,149)	(5,171,461)	(4,870,755)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Strategic Income Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$455,842	$1,251,164
Net realized gains (losses) from investments	1,397,071	1,161,066
Net change in unrealized appreciation/depreciation on investments	273,687	1,949,178
Change in net assets resulting from operations	2,126,600	4,361,408
Distributions to Shareholders:
Class A Shares	(265,115)	(852,988)
Class C Shares	(33,921)	(173,876)
Class R Shares	(16,557)	(60,881)
Class Y Shares	(163,191)	(136,515)
From return of capital:
Class A Shares	—	(50,329)
Class C Shares	—	(10,259)
Class R Shares	—	(3,592)
Class Y Shares	—	(8,055)
Change in net assets resulting from distributions to shareholders	(478,784)	(1,296,495)
Change in net assets resulting from capital transactions	26,851,086	(1,865,822)
Change in net assets	28,498,902	1,199,091
Net Assets:
Beginning of period	51,032,401	49,833,310
End of period	$79,531,303	$51,032,401

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Strategic Income Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,625,481	$1,094,391
Distributions reinvested	40,427	139,804
Cost of shares redeemed	(606,295)	(1,529,524)
Total Class A Shares	$1,059,613	$(295,329)
Class C Shares
Proceeds from shares issued	$924,997	$332,247
Distributions reinvested	24,668	137,629
Cost of shares redeemed	(885,900)	(2,160,161)
Total Class C Shares	$63,765	$(1,690,285)
Class R Shares
Proceeds from shares issued	$11,820	$8,929
Distributions reinvested	2,157	8,376
Cost of shares redeemed	(20,641)	(82,802)
Total Class R Shares	$(6,664)	$(65,497)
Class Y Shares
Proceeds from shares issued	$55,866,190	$638,486
Distributions reinvested	140,467	71,237
Cost of shares redeemed	(30,272,285)	(524,434)
Total Class Y Shares	$25,734,372	$185,289
Change in net assets resulting from capital transactions	$26,851,086	$(1,865,822)
Share Transactions:
Class A Shares
Issued	154,080	107,366
Reinvested	3,824	13,743
Redeemed	(58,183)	(149,880)
Total Class A Shares	99,721	(28,771)
Class C Shares
Issued	87,390	32,731
Reinvested	2,322	13,502
Redeemed	(84,536)	(213,151)
Total Class C Shares	5,176	(166,918)
Class R Shares
Issued	1,104	880
Reinvested	203	820
Redeemed	(1,915)	(8,345)
Total Class R Shares	(608)	(6,645)
Class Y Shares
Issued	5,282,463	62,449
Reinvested	13,371	7,040
Redeemed	(2,900,241)	(52,459)
Total Class Y Shares	2,395,593	17,030
Change in Shares	2,499,882	(185,304)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory INCORE Investment Quality Bond Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$9.72	0.09	0.42	0.51	(0.11)	—
Year Ended 12/31/19	$9.26	0.20	0.49	0.69	(0.23)	—
Year Ended 12/31/18	$9.59	0.21	(0.29)	(0.08)	(0.25)	—
Year Ended 12/31/17	$9.48	0.18	0.16	0.34	(0.23)	—
Year Ended 12/31/16	$9.57	0.22	0.16	0.38	(0.23)	(0.24)
Year Ended 12/31/15	$10.16	0.31	(0.38)	(0.07)	(0.30)	(0.22)
Class C
Six Months Ended 6/30/20 (unaudited)	$9.72	0.05	0.41	0.46	(0.07)	—
Year Ended 12/31/19	$9.25	0.12	0.49	0.61	(0.14)	—
Year Ended 12/31/18	$9.58	0.13	(0.29)	(0.16)	(0.17)	—
Year Ended 12/31/17	$9.47	0.10	0.16	0.26	(0.15)	—
Year Ended 12/31/16	$9.56	0.14	0.16	0.30	(0.15)	(0.24)
Year Ended 12/31/15	$10.16	0.22	(0.38)	(0.16)	(0.22)	(0.22)
Class R
Six Months Ended 6/30/20 (unaudited)	$9.75	0.07	0.41	0.48	(0.09)	—
Year Ended 12/31/19	$9.28	0.16	0.50	0.66	(0.19)	—
Year Ended 12/31/18	$9.61	0.18	(0.30)	(0.12)	(0.21)	—
Year Ended 12/31/17	$9.50	0.14	0.16	0.30	(0.19)	—
Year Ended 12/31/16	$9.58	0.19	0.17	0.36	(0.20)	(0.24)
Year Ended 12/31/15	$10.18	0.27	(0.39)	(0.12)	(0.26)	(0.22)
Class Y
Six Months Ended 6/30/20 (unaudited)	$9.71	0.10	0.41	0.51	(0.12)	—
Year Ended 12/31/19	$9.25	0.22	0.49	0.71	(0.25)	—
Year Ended 12/31/18	$9.58	0.23	(0.29)	(0.06)	(0.27)	—
Year Ended 12/31/17	$9.47	0.20	0.16	0.36	(0.25)	—
Year Ended 12/31/16	$9.56	0.25	0.16	0.41	(0.26)	(0.24)
Year Ended 12/31/15	$10.17	0.32	(0.39)	(0.07)	(0.32)	(0.22)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory INCORE Investment Quality Bond Fund
Class A
Six Months Ended 6/30/20 (unaudited)	(0.11)	$10.12	5.18%	0.90%	1.82%	1.26%	$21,914	35%
Year Ended 12/31/19	(0.23)	$9.72	7.49%	0.90%	2.13%	1.23%	$22,004	92%
Year Ended 12/31/18	(0.25)	$9.26	(0.80)%	0.90%	2.27%	1.13%	$24,049	115%
Year Ended 12/31/17	(0.23)	$9.59	3.62%	0.90%	1.86%	1.07%	$31,306	70%
Year Ended 12/31/16	(0.47)	$9.48	4.01%	0.90%	2.29%	1.14%	$40,510	148%
Year Ended 12/31/15	(0.52)	$9.57	(0.74)%	0.90%	3.06%	1.07%	$51,747	73%
Class C
Six Months Ended 6/30/20 (unaudited)	(0.07)	$10.11	4.72%	1.77%	0.96%	2.38%	$2,731	35%
Year Ended 12/31/19	(0.14)	$9.72	6.65%	1.77%	1.28%	2.23%	$2,824	92%
Year Ended 12/31/18	(0.17)	$9.25	(1.66)%	1.77%	1.42%	2.10%	$3,634	115%
Year Ended 12/31/17	(0.15)	$9.58	2.74%	1.77%	0.99%	1.91%	$6,127	70%
Year Ended 12/31/16	(0.39)	$9.47	3.11%	1.77%	1.42%	1.92%	$8,915	148%
Year Ended 12/31/15	(0.44)	$9.56	(1.70)%	1.77%	2.19%	1.85%	$10,510	73%
Class R
Six Months Ended 6/30/20 (unaudited)	(0.09)	$10.14	4.95%	1.30%	1.40%	1.84%	$3,510	35%
Year Ended 12/31/19	(0.19)	$9.75	7.14%	1.30%	1.71%	1.83%	$3,362	92%
Year Ended 12/31/18	(0.21)	$9.28	(1.20)%	1.30%	1.88%	1.69%	$3,192	115%
Year Ended 12/31/17	(0.19)	$9.61	3.16%	1.30%	1.44%	1.65%	$3,940	70%
Year Ended 12/31/16	(0.44)	$9.50	3.71%	1.30%	1.90%	1.44%	$4,477	148%
Year Ended 12/31/15	(0.48)	$9.58	(1.24)%	1.30%	2.65%	1.45%	$5,568	73%
Class Y
Six Months Ended 6/30/20 (unaudited)	(0.12)	$10.10	5.31%	0.66%	2.08%	1.30%	$3,236	35%
Year Ended 12/31/19	(0.25)	$9.71	7.76%	0.66%	2.35%	1.24%	$3,412	92%
Year Ended 12/31/18	(0.27)	$9.25	(0.56)%	0.66%	2.51%	1.12%	$3,265	115%
Year Ended 12/31/17	(0.25)	$9.58	3.87%	0.66%	2.09%	0.98%	$4,421	70%
Year Ended 12/31/16	(0.50)	$9.47	4.26%	0.66%	2.53%	0.94%	$6,133	148%
Year Ended 12/31/15	(0.54)	$9.56	(0.73)%	0.66%	3.19%	0.86%	$5,557	73%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Return of Capital		Total Distributions
Victory INCORE Low Duration Bond Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$9.99	0.08	0.15	0.23		(0.09)	—		(0.09)
Year Ended 12/31/19	$9.86	0.19	0.15	0.34		(0.20)	(0.01)		(0.21)
Year Ended 12/31/18	$9.99	0.16	(0.08)	0.08		(0.21)	—		(0.21)
Year Ended 12/31/17	$10.03	0.12	0.02	0.14		(0.18)	—		(0.18)
Year Ended 12/31/16	$9.95	0.12	0.06	0.18		(0.10)	—		(0.10)
Year Ended 12/31/15	$10.03	0.14	(0.09)	0.05		(0.13)	—		(0.13)
Class C
Six Months Ended 6/30/20 (unaudited)	$9.99	0.04	0.16	0.20		(0.06)	—		(0.06)
Year Ended 12/31/19	$9.85	0.12	0.16	0.28		(0.14)	—	(e)	(0.14)
Year Ended 12/31/18	$9.99	0.09	(0.09)	—	(e)	(0.14)	—		(0.14)
Year Ended 12/31/17	$10.02	0.04	0.03	0.07		(0.10)	—		(0.10)
Year Ended 12/31/16	$9.95	0.04	0.05	0.09		(0.02)	—		(0.02)
Year Ended 12/31/15	$10.03	0.06	(0.08)	(0.02)		(0.06)	—		(0.06)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory INCORE Low Duration Bond Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—		$10.13	2.36%		0.85%	1.52%	0.96%	$62,817	41%
Year Ended 12/31/19	—		$9.99	3.51%		0.85%	1.93%	0.95%	$61,972	50%
Year Ended 12/31/18	—		$9.86	0.73%		0.85%	1.66%	0.90%	$96,210	45%
Year Ended 12/31/17	—		$9.99	1.47%		0.85%	1.21%	0.90%	$149,287	62%
Year Ended 12/31/16	—	(e)	$10.03	1.80	%(f)	0.85%	1.21%	0.89%	$214,825	49%
Year Ended 12/31/15	—		$9.95	0.52%		0.84%	1.38%	0.85%	$314,347	36%
Class C
Six Months Ended 6/30/20 (unaudited)	—		$10.13	1.97%		1.62%	0.79%	1.73%	$33,691	41%
Year Ended 12/31/19	—		$9.99	2.81%		1.62%	1.17%	1.70%	$38,969	50%
Year Ended 12/31/18	—		$9.85	(0.04)%		1.62%	0.88%	1.68%	$62,103	45%
Year Ended 12/31/17	—		$9.99	0.70%		1.62%	0.44%	1.65%	$82,847	62%
Year Ended 12/31/16	—	(e)	$10.02	0.94	%(f)	1.62%	0.44%	1.65%	$117,544	49%
Year Ended 12/31/15	—		$9.95	(0.20)%		1.61%	0.62%	1.62%	$154,056	36%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions
Victory INCORE Low Duration Bond Fund
Class R
Six Months Ended 6/30/20 (unaudited)	$9.99	0.05	0.16	0.21	(0.07)	—	(0.07)
Year Ended 12/31/19	$9.86	0.15	0.15	0.30	(0.16)	(0.01)	(0.17)
Year Ended 12/31/18	$9.99	0.12	(0.08)	0.04	(0.17)	—	(0.17)
Year Ended 12/31/17	$10.02	0.08	0.03	0.11	(0.14)	—	(0.14)
Year Ended 12/31/16	$9.95	0.08	0.05	0.13	(0.06)	—	(0.06)
Year Ended 12/31/15	$10.03	0.10	(0.09)	0.01	(0.09)	—	(0.09)
Class Y
Six Months Ended 6/30/20 (unaudited)	$9.99	0.09	0.17	0.26	(0.11)	—	(0.11)
Year Ended 12/31/19	$9.86	0.21	0.16	0.37	(0.23)	(0.01)	(0.24)
Year Ended 12/31/18	$10.00	0.19	(0.10)	0.09	(0.23)	—	(0.23)
Year Ended 12/31/17	$10.03	0.15	0.02	0.17	(0.20)	—	(0.20)
Year Ended 12/31/16	$9.95	0.14	0.06	0.20	(0.12)	—	(0.12)
Year Ended 12/31/15	$10.03	0.16	(0.08)	0.08	(0.16)	—	(0.16)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory INCORE Low Duration Bond Fund
Class R
Six Months Ended 6/30/20 (unaudited)	—		$10.13	2.15%		1.27%	1.07%	2.46%	$1,139	41%
Year Ended 12/31/19	—		$9.99	3.17%		1.27%	1.50%	2.13%	$1,147	50%
Year Ended 12/31/18	—		$9.86	0.31%		1.27%	1.20%	1.87%	$1,554	45%
Year Ended 12/31/17	—		$9.99	1.05%		1.27%	0.79%	1.68%	$2,078	62%
Year Ended 12/31/16	—	(e)	$10.02	1.33	%(f)	1.23%	0.83%	1.25%	$2,583	49%
Year Ended 12/31/15	—		$9.95	0.12%		1.26%	0.96%	1.27%	$3,925	36%
Class Y
Six Months Ended 6/30/20 (unaudited)	—		$10.14	2.58%		0.62%	1.76%	0.69%	$155,648	41%
Year Ended 12/31/19	—		$9.99	3.76%		0.62%	2.12%	0.69%	$164,509	50%
Year Ended 12/31/18	—		$9.86	0.96%		0.62%	1.87%	0.68%	$180,034	45%
Year Ended 12/31/17	—		$10.00	1.71%		0.62%	1.44%	0.65%	$271,294	62%
Year Ended 12/31/16	—	(e)	$10.03	2.04	%(f)	0.60%	1.42%	0.63%	$334,841	49%
Year Ended 12/31/15	—		$9.95	0.74%		0.61%	1.60%	0.62%	$367,112	36%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory High Yield Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$6.73	0.18	(0.58)	(0.40)	(0.18)	(0.18)
Year Ended 12/31/19	$6.20	0.37	0.54	0.91	(0.38)	(0.38)
Year Ended 12/31/18	$6.57	0.39	(0.37)	0.02	(0.39)	(0.39)
Year Ended 12/31/17	$6.34	0.39	0.22	0.61	(0.38)	(0.38)
Year Ended 12/31/16	$5.85	0.38	0.49	0.87	(0.38)	(0.38)
Year Ended 12/31/15	$6.52	0.40	(0.67)	(0.27)	(0.40)	(0.40)
Class C
Six Months Ended 6/30/20 (unaudited)	$6.75	0.16	(0.59)	(0.43)	(0.16)	(0.16)
Year Ended 12/31/19	$6.21	0.33	0.54	0.87	(0.33)	(0.33)
Year Ended 12/31/18	$6.58	0.34	(0.36)	(0.02)	(0.35)	(0.35)
Year Ended 12/31/17	$6.35	0.34	0.23	0.57	(0.34)	(0.34)
Year Ended 12/31/16	$5.86	0.34	0.49	0.83	(0.34)	(0.34)
Year Ended 12/31/15	$6.53	0.35	(0.67)	(0.32)	(0.35)	(0.35)
Class R
Six Months Ended 6/30/20 (unaudited)	$6.75	0.17	(0.59)	(0.42)	(0.17)	(0.17)
Year Ended 12/31/19	$6.22	0.35	0.53	0.88	(0.35)	(0.35)
Year Ended 12/31/18	$6.59	0.37	(0.37)	— (e)	(0.37)	(0.37)
Year Ended 12/31/17	$6.35	0.37	0.23	0.60	(0.36)	(0.36)
Year Ended 12/31/16	$5.87	0.36	0.48	0.84	(0.36)	(0.36)
Year Ended 12/31/15	$6.54	0.37	(0.66)	(0.29)	(0.38)	(0.38)
Class Y
Six Months Ended 6/30/20 (unaudited)	$6.70	0.19	(0.58)	(0.39)	(0.19)	(0.19)
Year Ended 12/31/19	$6.17	0.39	0.53	0.92	(0.39)	(0.39)
Year Ended 12/31/18	$6.54	0.41	(0.37)	0.04	(0.41)	(0.41)
Year Ended 12/31/17	$6.31	0.40	0.23	0.63	(0.40)	(0.40)
Year Ended 12/31/16	$5.82	0.39	0.49	0.88	(0.39)	(0.39)
Year Ended 12/31/15	$6.49	0.41	(0.67)	(0.26)	(0.41)	(0.41)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory High Yield Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$6.15	(5.88)%	1.00%	5.88%	1.14%	$30,505	66%
Year Ended 12/31/19	$6.73	14.90%	1.00%	5.70%	1.12%	$31,602	87%
Year Ended 12/31/18	$6.20	0.28%	1.00%	6.01%	1.12%	$23,797	87%
Year Ended 12/31/17	$6.57	9.93%	1.00%	5.99%	1.13%	$21,882	174%
Year Ended 12/31/16	$6.34	15.40%	1.00%	6.32%	1.18%	$25,530	165%
Year Ended 12/31/15	$5.85	(4.51)%	1.00%	6.16%	1.16%	$26,608	151%
Class C
Six Months Ended 6/30/20 (unaudited)	$6.16	(6.34)%	1.70%	5.17%	1.83%	$20,660	66%
Year Ended 12/31/19	$6.75	14.24%	1.70%	5.00%	1.82%	$21,163	87%
Year Ended 12/31/18	$6.21	(0.43)%	1.70%	5.29%	1.84%	$19,432	87%
Year Ended 12/31/17	$6.58	9.19%	1.70%	5.27%	1.84%	$22,283	174%
Year Ended 12/31/16	$6.35	14.58%	1.70%	5.61%	1.91%	$22,498	165%
Year Ended 12/31/15	$5.86	(5.16)%	1.70%	5.47%	1.90%	$22,138	151%
Class R
Six Months Ended 6/30/20 (unaudited)	$6.16	(6.16)%	1.33%	5.54%	1.33%	$17,277	66%
Year Ended 12/31/19	$6.75	14.48%	1.33%	5.37%	1.33%	$18,818	87%
Year Ended 12/31/18	$6.22	(0.07)%	1.35%	5.64%	1.35%	$17,595	87%
Year Ended 12/31/17	$6.59	9.64%	1.35%	5.61%	1.36%	$19,217	174%
Year Ended 12/31/16	$6.35	14.78%	1.35%	5.96%	1.45%	$18,742	165%
Year Ended 12/31/15	$5.87	(4.82)%	1.35%	5.82%	1.51%	$18,042	151%
Class Y
Six Months Ended 6/30/20 (unaudited)	$6.12	(5.79)%	0.76%	6.13%	0.90%	$145,674	66%
Year Ended 12/31/19	$6.70	15.25%	0.76%	5.96%	0.92%	$108,171	87%
Year Ended 12/31/18	$6.17	0.52%	0.76%	6.32%	0.97%	$21,060	87%
Year Ended 12/31/17	$6.54	10.24%	0.76%	6.27%	1.04%	$5,213	174%
Year Ended 12/31/16	$6.31	15.72%	0.76%	6.54%	1.00%	$6,938	165%
Year Ended 12/31/15	$5.82	(4.34)%	0.76%	6.36%	0.95%	$6,047	151%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Tax-Exempt Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$9.84	0.16	(0.17)	(0.01)	(0.16)	—
Year Ended 12/31/19	$9.47	0.30	0.53	0.83	(0.34)	(0.12)
Year Ended 12/31/18	$9.91	0.36	(0.30)	0.06	(0.36)	(0.14)
Year Ended 12/31/17	$9.65	0.36	0.39	0.75	(0.37)	(0.12)
Year Ended 12/31/16	$10.53	0.35	(0.49)	(0.14)	(0.35)	(0.39)
Year Ended 12/31/15	$10.83	0.35	(0.05)	0.30	(0.35)	(0.25)
Class C
Six Months Ended 6/30/20 (unaudited)	$9.84	0.12	(0.17)	(0.05)	(0.12)	—
Year Ended 12/31/19	$9.47	0.23	0.52	0.75	(0.26)	(0.12)
Year Ended 12/31/18	$9.90	0.28	(0.29)	(0.01)	(0.28)	(0.14)
Year Ended 12/31/17	$9.65	0.29	0.37	0.66	(0.29)	(0.12)
Year Ended 12/31/16	$10.53	0.26	(0.48)	(0.22)	(0.27)	(0.39)
Year Ended 12/31/15	$10.82	0.26	(0.04)	0.22	(0.26)	(0.25)
Class Y
Six Months Ended 6/30/20 (unaudited)	$9.84	0.16	(0.17)	(0.01)	(0.16)	—
Year Ended 12/31/19	$9.46	0.30	0.55	0.85	(0.35)	(0.12)
Year Ended 12/31/18	$9.90	0.37	(0.30)	0.07	(0.37)	(0.14)
Year Ended 12/31/17	$9.65	0.37	0.38	0.75	(0.38)	(0.12)
Year Ended 12/31/16	$10.52	0.36	(0.48)	(0.12)	(0.36)	(0.39)
Year Ended 12/31/15	$10.82	0.36	(0.05)	0.31	(0.36)	(0.25)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Tax-Exempt Fund
Class A
Six Months Ended 6/30/20 (unaudited)	(0.16)	$9.67	(0.10)%	0.80%	3.30%	1.04%	$29,562	17%
Year Ended 12/31/19	(0.46)	$9.84	8.82%	0.80%	3.04%	1.02%	$30,251	64%
Year Ended 12/31/18	(0.50)	$9.47	0.69%	0.80%	3.68%	0.97%	$29,993	42%
Year Ended 12/31/17	(0.49)	$9.91	7.89%	0.80%	3.70%	0.96%	$37,570	84%
Year Ended 12/31/16	(0.74)	$9.65	(1.40)%	0.80%	3.30%	0.95%	$54,658	39%
Year Ended 12/31/15	(0.60)	$10.53	2.76%	0.80%	3.22%	0.93%	$90,301	39%
Class C
Six Months Ended 6/30/20 (unaudited)	(0.12)	$9.67	(0.50)%	1.60%	2.50%	1.89%	$8,753	17%
Year Ended 12/31/19	(0.38)	$9.84	7.97%	1.60%	2.34%	1.82%	$11,259	64%
Year Ended 12/31/18	(0.42)	$9.47	(0.01)%	1.60%	2.88%	1.78%	$17,986	42%
Year Ended 12/31/17	(0.41)	$9.90	6.92%	1.60%	2.89%	1.74%	$26,520	84%
Year Ended 12/31/16	(0.66)	$9.65	(2.19)%	1.60%	2.51%	1.71%	$33,369	39%
Year Ended 12/31/15	(0.51)	$10.53	2.04%	1.60%	2.43%	1.70%	$43,404	39%
Class Y
Six Months Ended 6/30/20 (unaudited)	(0.16)	$9.67	(0.05)%	0.69%	3.41%	0.85%	$21,908	17%
Year Ended 12/31/19	(0.47)	$9.84	9.06%	0.69%	3.07%	0.83%	$24,459	64%
Year Ended 12/31/18	(0.51)	$9.46	0.80%	0.69%	3.79%	0.77%	$20,260	42%
Year Ended 12/31/17	(0.50)	$9.90	7.90%	0.69%	3.80%	0.73%	$27,420	84%
Year Ended 12/31/16	(0.75)	$9.65	(1.20)%	0.69%	3.41%	0.71%	$31,762	39%
Year Ended 12/31/15	(0.61)	$10.52	2.87%	0.69%	3.33%	0.71%	$52,012	39%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory High Income Municipal Bond Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$10.75	0.20	(0.22)	(0.02)	(0.20)	—
Year Ended 12/31/19	$10.39	0.35	0.47	0.82	(0.40)	(0.06)
Year Ended 12/31/18	$10.79	0.43	(0.40)	0.03	(0.43)	—
Year Ended 12/31/17	$10.35	0.46	0.44	0.90	(0.46)	—
Year Ended 12/31/16	$10.89	0.44	(0.54)	(0.10)	(0.44)	—
Year Ended 12/31/15	$10.84	0.43	0.05	0.48	(0.43)	—
Class C
Six Months Ended 6/30/20 (unaudited)	$10.75	0.16	(0.22)	(0.06)	(0.16)	—
Year Ended 12/31/19	$10.39	0.28	0.46	0.74	(0.32)	(0.06)
Year Ended 12/31/18	$10.79	0.35	(0.40)	(0.05)	(0.35)	—
Year Ended 12/31/17	$10.35	0.38	0.44	0.82	(0.38)	—
Year Ended 12/31/16	$10.89	0.36	(0.54)	(0.18)	(0.36)	—
Year Ended 12/31/15	$10.84	0.35	0.05	0.40	(0.35)	—
Class Y
Six Months Ended 6/30/20 (unaudited)	$10.75	0.21	(0.22)	(0.01)	(0.21)	—
Year Ended 12/31/19	$10.39	0.38	0.47	0.85	(0.43)	(0.06)
Year Ended 12/31/18	$10.79	0.46	(0.40)	0.06	(0.46)	—
Year Ended 12/31/17	$10.35	0.48	0.44	0.92	(0.48)	—
Year Ended 12/31/16	$10.89	0.47	(0.54)	(0.07)	(0.47)	—
Year Ended 12/31/15	$10.84	0.45	0.05	0.50	(0.45)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory High Income Municipal Bond Fund
Class A
Six Months Ended 6/30/20 (unaudited)	(0.20)	$10.53	(0.17)%	0.80%	3.82%	1.09%	$18,610	22%
Year Ended 12/31/19	(0.46)	$10.75	8.04%	0.80%	3.27%	1.09%	$19,153	49%
Year Ended 12/31/18	(0.43)	$10.39	0.34%	0.80%	4.13%	1.02%	$16,483	48%
Year Ended 12/31/17	(0.46)	$10.79	8.85%	0.80%	4.31%	0.96%	$25,831	66%
Year Ended 12/31/16	(0.44)	$10.35	(1.04)%	0.80%	4.02%	0.96%	$32,943	49%
Year Ended 12/31/15	(0.43)	$10.89	4.51%	0.80%	3.96%	0.95%	$48,485	53%
Class C
Six Months Ended 6/30/20 (unaudited)	(0.16)	$10.53	(0.55)%	1.57%	3.05%	1.89%	$11,578	22%
Year Ended 12/31/19	(0.38)	$10.75	7.22%	1.57%	2.61%	1.85%	$13,995	49%
Year Ended 12/31/18	(0.35)	$10.39	(0.43)%	1.57%	3.35%	1.78%	$19,282	48%
Year Ended 12/31/17	(0.38)	$10.79	8.01%	1.57%	3.54%	1.73%	$25,175	66%
Year Ended 12/31/16	(0.36)	$10.35	(1.79)%	1.57%	3.26%	1.73%	$29,563	49%
Year Ended 12/31/15	(0.35)	$10.89	3.71%	1.57%	3.19%	1.73%	$36,190	53%
Class Y
Six Months Ended 6/30/20 (unaudited)	(0.21)	$10.53	(0.05)%	0.57%	4.04%	0.94%	$8,309	22%
Year Ended 12/31/19	(0.49)	$10.75	8.29%	0.57%	3.56%	0.88%	$10,620	49%
Year Ended 12/31/18	(0.46)	$10.39	0.57%	0.57%	4.36%	0.78%	$11,683	48%
Year Ended 12/31/17	(0.48)	$10.79	9.10%	0.57%	4.55%	0.73%	$26,864	66%
Year Ended 12/31/16	(0.47)	$10.35	(0.81)%	0.57%	4.26%	0.72%	$36,603	49%
Year Ended 12/31/15	(0.45)	$10.89	4.75%	0.57%	4.18%	0.73%	$43,024	53%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory Floating Rate Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$9.42	0.25	(0.77)	(0.52)	(0.25)	(0.25)
Year Ended 12/31/19	$9.13	0.55	0.29	0.84	(0.55)	(0.55)
Year Ended 12/31/18	$9.60	0.52	(0.47)	0.05	(0.52)	(0.52)
Year Ended 12/31/17	$9.71	0.46	(0.10)	0.36	(0.47)	(0.47)
Year Ended 12/31/16	$9.08	0.46	0.63	1.09	(0.46)	(0.46)
Year Ended 12/31/15	$9.82	0.46	(0.74)	(0.28)	(0.46)	(0.46)
Class C
Six Months Ended 6/30/20 (unaudited)	$9.42	0.22	(0.76)	(0.54)	(0.22)	(0.22)
Year Ended 12/31/19	$9.14	0.48	0.28	0.76	(0.48)	(0.48)
Year Ended 12/31/18	$9.61	0.44	(0.47)	(0.03)	(0.44)	(0.44)
Year Ended 12/31/17	$9.72	0.38	(0.10)	0.28	(0.39)	(0.39)
Year Ended 12/31/16	$9.08	0.39	0.64	1.03	(0.39)	(0.39)
Year Ended 12/31/15	$9.83	0.38	(0.75)	(0.37)	(0.38)	(0.38)
Class R
Six Months Ended 6/30/20 (unaudited)	$9.41	0.23	(0.76)	(0.53)	(0.23)	(0.23)
Year Ended 12/31/19	$9.13	0.50	0.28	0.78	(0.50)	(0.50)
Year Ended 12/31/18	$9.60	0.46	(0.46)	— (e)	(0.47)	(0.47)
Year Ended 12/31/17	$9.72	0.41	(0.12)	0.29	(0.41)	(0.41)
Year Ended 12/31/16	$9.08	0.42	0.63	1.05	(0.41)	(0.41)
Year Ended 12/31/15	$9.83	0.41	(0.75)	(0.34)	(0.41)	(0.41)
Class Y
Six Months Ended 6/30/20 (unaudited)	$9.43	0.26	(0.77)	(0.51)	(0.26)	(0.26)
Year Ended 12/31/19	$9.14	0.57	0.29	0.86	(0.57)	(0.57)
Year Ended 12/31/18	$9.61	0.54	(0.47)	0.07	(0.54)	(0.54)
Year Ended 12/31/17	$9.72	0.48	(0.10)	0.38	(0.49)	(0.49)
Year Ended 12/31/16	$9.08	0.49	0.63	1.12	(0.48)	(0.48)
Year Ended 12/31/15	$9.83	0.48	(0.75)	(0.27)	(0.48)	(0.48)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Floating Rate Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$8.65	(5.45)%	1.00%	5.80%	1.18%	$120,539	30%
Year Ended 12/31/19	$9.42	9.43%	1.00%	5.89%	1.17%	$146,584	35%
Year Ended 12/31/18	$9.13	0.43%	1.00%	5.41%	1.14%	$118,672	48%
Year Ended 12/31/17	$9.60	3.76%	1.00%	4.76%	1.10%	$148,060	57%
Year Ended 12/31/16	$9.71	12.35%	1.00%	4.95%	1.11%	$221,022	56%
Year Ended 12/31/15	$9.08	(3.03)%	1.00%	4.71%	1.06%	$227,240	29%
Class C
Six Months Ended 6/30/20 (unaudited)	$8.66	(5.72)%	1.80%	5.02%	1.95%	$117,212	30%
Year Ended 12/31/19	$9.42	8.49%	1.80%	5.08%	1.92%	$149,054	35%
Year Ended 12/31/18	$9.14	(0.38)%	1.80%	4.60%	1.90%	$211,462	48%
Year Ended 12/31/17	$9.61	2.93%	1.80%	3.97%	1.87%	$265,486	57%
Year Ended 12/31/16	$9.72	11.57%	1.80%	4.18%	1.89%	$341,169	56%
Year Ended 12/31/15	$9.08	(3.91)%	1.80%	3.92%	1.85%	$399,361	29%
Class R
Six Months Ended 6/30/20 (unaudited)	$8.65	(5.60)%	1.56%	5.22%	6.07%	$262	30%
Year Ended 12/31/19	$9.41	8.75%	1.56%	5.34%	3.73%	$455	35%
Year Ended 12/31/18	$9.13	(0.13)%	1.56%	4.84%	2.99%	$716	48%
Year Ended 12/31/17	$9.60	3.07%	1.56%	4.20%	2.26%	$916	57%
Year Ended 12/31/16	$9.72	11.88%	1.53%	4.48%	1.53%	$1,319	56%
Year Ended 12/31/15	$9.08	(3.62)%	1.52%	4.22%	1.52%	$1,920	29%
Class Y
Six Months Ended 6/30/20 (unaudited)	$8.66	(5.34)%	0.78%	6.00%	0.94%	$255,514	30%
Year Ended 12/31/19	$9.43	9.65%	0.78%	6.10%	0.92%	$289,796	35%
Year Ended 12/31/18	$9.14	0.64%	0.78%	5.64%	0.89%	$281,545	48%
Year Ended 12/31/17	$9.61	3.98%	0.78%	4.99%	0.88%	$276,195	57%
Year Ended 12/31/16	$9.72	12.71%	0.78%	5.21%	0.88%	$370,035	56%
Year Ended 12/31/15	$9.08	(2.91)%	0.78%	4.91%	0.84%	$471,827	29%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Return of Capital
Victory Strategic Income Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$10.35	0.08	0.37	0.45	(0.08)	—	—
Year Ended 12/31/19	$9.74	0.27	0.61	0.88	(0.25)	—	(0.02)
Year Ended 12/31/18	$10.14	0.34	(0.41)	(0.07)	(0.33)	—	—
Year Ended 12/31/17	$9.99	0.33	0.17	0.50	(0.35)	—	—
Year Ended 12/31/16	$9.68	0.23	0.36	0.59	(0.27)	—	(0.01)
Year Ended 12/31/15	$10.10	0.31	(0.40)	(0.09)	(0.32)	(0.01)	—
Class C
Six Months Ended 6/30/20 (unaudited)	$10.40	0.04	0.38	0.42	(0.04)	—	—
Year Ended 12/31/19	$9.79	0.19	0.61	0.80	(0.18)	—	(0.01)
Year Ended 12/31/18	$10.19	0.26	(0.41)	(0.15)	(0.25)	—	—
Year Ended 12/31/17	$10.04	0.25	0.17	0.42	(0.27)	—	—
Year Ended 12/31/16	$9.72	0.15	0.38	0.53	(0.20)	—	(0.01)
Year Ended 12/31/15	$10.15	0.23	(0.40)	(0.17)	(0.25)	(0.01)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Strategic Income Fund
Class A
Six Months Ended 6/30/20 (unaudited)	(0.08)	$10.72	4.47%	0.95%	1.48%	1.09%	$36,045	152%
Year Ended 12/31/19	(0.27)	$10.35	9.17%	0.95%	2.61%	1.11%	$33,767	106%
Year Ended 12/31/18	(0.33)	$9.74	(0.66)%	0.95%	3.46%	1.09%	$32,053	115%
Year Ended 12/31/17	(0.35)	$10.14	5.12%	0.95%	3.24%	1.07%	$34,957	138%
Year Ended 12/31/16	(0.28)	$9.99	6.20%	0.95%	2.28%	1.17%	$37,121	79%
Year Ended 12/31/15	(0.33)	$9.68	(0.93)%	0.95%	3.05%	1.16%	$37,845	41%
Class C
Six Months Ended 6/30/20 (unaudited)	(0.04)	$10.78	4.03%	1.74%	0.69%	1.99%	$9,509	152%
Year Ended 12/31/19	(0.19)	$10.40	8.26%	1.74%	1.83%	2.00%	$9,126	106%
Year Ended 12/31/18	(0.25)	$9.79	(1.45)%	1.74%	2.65%	1.97%	$10,221	115%
Year Ended 12/31/17	(0.27)	$10.19	4.27%	1.74%	2.44%	1.89%	$11,671	138%
Year Ended 12/31/16	(0.21)	$10.04	5.46%	1.74%	1.49%	2.00%	$11,547	79%
Year Ended 12/31/15	(0.26)	$9.72	(1.79)%	1.74%	2.25%	1.97%	$12,940	41%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Return of Capital
Victory Strategic Income Fund
Class R
Six Months Ended 6/30/20 (unaudited)	$10.41	0.06	0.37	0.43	(0.06)	—	—
Year Ended 12/31/19	$9.79	0.23	0.62	0.85	(0.22)	—	(0.01)
Year Ended 12/31/18	$10.20	0.30	(0.42)	(0.12)	(0.29)	—	—
Year Ended 12/31/17	$10.04	0.29	0.18	0.47	(0.31)	—	—
Year Ended 12/31/16	$9.73	0.19	0.37	0.56	(0.24)	—	(0.01)
Year Ended 12/31/15	$10.16	0.27	(0.40)	(0.13)	(0.29)	(0.01)	—
Class Y
Six Months Ended 6/30/20 (unaudited)	$10.29	0.08	0.39	0.47	(0.09)	—	—
Year Ended 12/31/19	$9.69	0.29	0.61	0.90	(0.28)	—	(0.02)
Year Ended 12/31/18	$10.09	0.36	(0.41)	(0.05)	(0.35)	—	—
Year Ended 12/31/17	$9.94	0.35	0.18	0.53	(0.38)	—	—
Year Ended 12/31/16	$9.63	0.25	0.36	0.61	(0.29)	—	(0.01)
Year Ended 12/31/15	$10.05	0.32	(0.39)	(0.07)	(0.34)	(0.01)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Strategic Income Fund
Class R
Six Months Ended 6/30/20 (unaudited)	(0.06)	$10.78	4.14%	1.34%	1.08%	1.76%	$2,962	152%
Year Ended 12/31/19	(0.23)	$10.41	8.79%	1.34%	2.21%	1.77%	$2,866	106%
Year Ended 12/31/18	(0.29)	$9.79	(1.15)%	1.34%	3.05%	1.70%	$2,761	115%
Year Ended 12/31/17	(0.31)	$10.20	4.78%	1.34%	2.83%	1.61%	$2,927	138%
Year Ended 12/31/16	(0.25)	$10.04	5.77%	1.34%	1.89%	1.53%	$2,979	79%
Year Ended 12/31/15	(0.30)	$9.73	(1.39)%	1.34%	2.64%	1.58%	$3,338	41%
Class Y
Six Months Ended 6/30/20 (unaudited)	(0.09)	$10.67	4.60%	0.74%	1.50%	0.85%	$31,015	152%
Year Ended 12/31/19	(0.30)	$10.29	9.35%	0.74%	2.83%	1.11%	$5,274	106%
Year Ended 12/31/18	(0.35)	$9.69	(0.45)%	0.74%	3.72%	1.06%	$4,798	115%
Year Ended 12/31/17	(0.38)	$10.09	5.38%	0.74%	3.46%	0.95%	$10,180	138%
Year Ended 12/31/16	(0.30)	$9.94	6.45%	0.74%	2.50%	0.99%	$11,768	79%
Year Ended 12/31/15	(0.35)	$9.63	(0.74)%	0.74%	3.24%	0.98%	$13,217	41%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following seven Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory INCORE Investment	INCORE Investment	Classes A, C, R and Y
Quality Bond Fund	Quality Bond Fund
Victory INCORE Low Duration	INCORE Low Duration	Classes A, C, R and Y
Bond Fund	Bond Fund
Victory High Yield Fund	High Yield Fund	Classes A, C, R and Y
Victory Tax-Exempt Fund	Tax-Exempt Fund	Classes A, C and Y
Victory High Income Municipal	High Income Municipal	Classes A, C and Y
Bond Fund	Bond Fund
Victory Floating Rate Fund	Floating Rate Fund	Classes A, C, R and Y
Victory Strategic Income Fund	Strategic Income Fund	Classes A, C, R and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
INCORE Investment Quality Bond Fund
Asset-Backed Securities	$—	$202,385	$—	$202,385
Collateralized Mortgage Obligations	—	812,509	—	812,509
Corporate Bonds	—	17,020,405	—	17,020,405
Residential Mortgage-Backed Securities	—	151,807	—	151,807
U.S. Government Mortgage-Backed Agencies	—	9,665,504	—	9,665,504
U.S. Treasury Obligations	—	143,164	—	143,164
Collateral for Securities Loaned	858,967	—	—	858,967
Total	$858,967	$27,995,774	$—	$28,854,741
Other Financial Investments^
Assets:
Futures Contracts	$4,865	$—	$—	$4,865
Liabilities:
Futures Contracts	(8,616)	—	—	(8,616)
Total	$(3,751)	$—	$—	$(3,751)

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	Total
INCORE Low Duration Bond Fund
Asset-Backed Securities	$—	$15,793,343	$—	$15,793,343
Collateralized Mortgage Obligations	—	11,626,536	—	11,626,536
Corporate Bonds	—	126,347,094	—	126,347,094
Residential Mortgage-Backed Securities	—	12,717,122	—	12,717,122
U.S. Government Mortgage-Backed Agencies	—	25,468,435	—	25,468,435
U.S. Treasury Obligations	—	53,197,021	—	53,197,021
Collateral for Securities Loaned	1,630,881	—	—	1,630,881
Total	$1,630,881	$245,149,551	$—	$246,780,432
Other Financial Investments^
Liabilities:
Futures Contracts	$(17,805)	$—	$—	$(17,805)
Total	$(17,805)	$—	$—	$(17,805)
High Yield Fund
Common Stocks	$1,325,393	$—	$—	$1,325,393
Senior Secured Loans	—	34,790,747	—	34,790,747
Corporate Bonds	—	170,686,647	—	170,686,647
Collateral for Securities Loaned	25,468,284	—	—	25,468,284
Total	$26,793,677	$205,477,394	$—	$232,271,071
Tax-Exempt Fund
Municipal Bonds	$—	$59,534,589	$—	$59,534,589
Total	$—	$59,534,589	$—	$59,534,589
High Income Municipal Bond Fund
Municipal Bonds	$—	$36,130,409	$—	$36,130,409
Exchange-Traded Funds	1,541,280	—	—	1,541,280
Total	$1,541,280	$36,130,409	$—	$37,671,689
Floating Rate Fund
Senior Secured Loans	$—	$408,556,407	$—	$408,556,407
Corporate Bonds	—	79,761,804	—	79,761,804
Total	$—	$488,318,211	$—	$488,318,211
Strategic Income Fund
Asset-Backed Securities	$—	$3,287,088	$—	$3,287,088
Collateralized Mortgage Obligations	—	3,269,332	—	3,269,332
Corporate Bonds	—	50,133,965	—	50,133,965
Residential Mortgage-Backed Securities	—	316,601	—	316,601
U.S. Government Mortgage-Backed Agencies	—	154,576	—	154,576
U.S. Treasury Obligations	—	18,257,200	—	18,257,200
Exchange-Traded Funds	1,469,160	—	—	1,469,160
Collateral for Securities Loaned	4,513,302	—	—	4,513,302
Total	$5,982,462	$75,418,762	$—	$81,401,224
Other Financial Investments^
Assets:
Futures Contracts	$69,350	$—	$—	$69,350
Liabilities:
Futures Contracts	(110,359)	—	—	(110,359)
Total	$(41,009)	$—	$—	$(41,009)

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage-Related and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac, respectively"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which a Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below-investment-grade securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade Securities:

Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Derivative Instruments:

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposits with brokers for futures contracts.

During the six months ended June 30, 2020, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Credit Derivatives:

The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds' Statement of Additional Information.

Centrally cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

During the six months ended June 30, 2020, the INCORE Investment Quality Bond Fund, INCORE Low Duration Bond Fund and Strategic Income Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of June 30, 2020, discloses both gross information and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
INCORE Investment Quality Bond Fund
Futures Goldman Sachs & Co.	$1,115	$—	$1,115	$—	$1,115
INCORE Low Duration Bond Fund
Futures Goldman Sachs & Co.	20,320	—	20,320	—	20,320
Strategic Income Fund
Futures Goldman Sachs & Co.	29,991	—	29,991	—	29,991
	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged*	Net Amount
INCORE Investment Quality Bond Fund
Futures Goldman Sachs & Co.	$438	$—	$438	$(438)	$—
Strategic Income Fund
Futures Goldman Sachs & Co.	30,629	—	30,629	(30,629)	—

*  Cash collateral pledged may be in excess of the amounts shown in the table. The total cash collateral pledged by each Fund is disclosed on the Statements of Assets and Liabilities.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Interest Rate Risk Exposure:
INCORE Investment Quality Bond Fund	$4,865	$8,616
INCORE Low Duration Bond Fund	—	17,805
Strategic Income Fund	69,350	110,359

*  Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended June 30, 2020:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Credit Risk Exposure:
INCORE Investment Quality Bond Fund	$—	$(91,757)	$—	$(14,094)
INCORE Low Duration Bond Fund	—	(449,155)	—	(120,813)
Strategic Income Fund	—	(185,936)	—	20,150
Interest Rate Risk Exposure:
INCORE Investment Quality Bond Fund	206,746	—	1,142	—
INCORE Low Duration Bond Fund	1,028,458	—	(21,991)	—
Strategic Income Fund	(183,191)	—	29,077	—

All open derivative positions at period end are reflected in each respective Fund's Schedule of Portfolio Investments. The volume associated with derivative positions in the INCORE Investment Quality Bond Fund, INCORE Low Duration Bond Fund and Strategic Income Fund was 11%, 26% and 5% for futures contracts, respectively, and 4%, 5% and 1% for swap agreements, respectively, based on average monthly notional amounts in comparison to net assets during the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statements of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30	Between 30 & 90 days	90 days	Net Amount
INCORE Investment Quality Bond Fund	$832,694	$832,694	$—	$—	$—	$—
INCORE Low Duration Bond Fund	1,573,880	1,573,880	—	—	—	—
High Yield Fund	24,190,205	24,190,205	—	—	—	—
Strategic Income Fund	3,209,796	3,209,796	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U,S, Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
INCORE Investment Quality Bond Fund	$5,956,039.45	$3,058,944.66	$4,353,273.64	$9,974,545.46
INCORE Low Duration Bond Fund	34,973,649	38,240,233	64,130,133	73,048,141
High Yield Fund	168,618,682	113,833,773	—	—
Tax-Exempt Fund	10,367,009	13,516,593	—	—
High Income Municipal Bond Fund	8,771,968	12,043,346	—	—
Floating Rate Fund	151,199,856	188,381,883	—	—
Strategic Income Fund	51,214,083	27,089,561	63,180,620	66,531,479

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue"). Park Avenue is responsible for providing day-to-day investment advisory services to the High Yield Fund, the Floating Rate Fund and the Strategic Income Fund, subject to the oversight of the Board. Prior to April 2020, Park Avenue provided investment advisory services to the Tax-Exempt Fund and the High Income Municipal Bond Fund. Sub-investment advisory fees are paid by VCM to Park Avenue and do not represent a separate or additional expense to the Funds.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
INCORE Investment Quality Bond Fund	0.50%
INCORE Low Duration Bond Fund	0.45%
High Yield Fund	0.60%
Tax-Exempt Fund	0.50%
High Income Municipal Bond Fund	0.50%
Floating Rate Fund	0.65%
Strategic Income Fund	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Funds to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statements of Operations as Sub-Administration fees.

Citibank acts as the custodian of the Funds' assets pursuant to the Global Custodial Services Agreement (the "Custody Agreement"). Citibank's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. Pursuant to the Custody Agreement, Citibank also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. Citibank may, with the approval of a Fund and at its own expense, open and maintain a sub-custody account or accounts on behalf of a Fund, provided that it shall remain liable for the performance of all of its duties under the Custody Agreement.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statements of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended June 30, 2020, the Distributor received approximately $14,574 from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limits (excluding voluntary waivers) are as follows:

	In effect May 1, 2020 until April 30, 2021
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares
INCORE Investment Quality Bond Fund	0.90%	1.77%	1.30%	0.66%
INCORE Low Duration Bond Fund	0.85%	1.62%	1.27%	0.62%
High Yield Fund	1.00%	1.70%	1.35%	0.76%
Tax-Exempt Fund	0.80%	1.60%	N/A	0.69%
High Income Municipal Bond Fund	0.80%	1.57%	N/A	0.57%
Floating Rate Fund	1.00%	1.80%	1.56%	0.78%
Strategic Income Fund	0.95%	1.74%	1.34%	0.74%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended June 30, 2020, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of June 30, 2020, the following amounts are available to be repaid to the Adviser:

	Expires December 30, 2020	Expires December 30, 2021	Expires December 30, 2022	Expires December 31, 2023	Total
INCORE Investment Quality Bond Fund	$102,291	$107,641	$127,606	$67,213	$404,751
INCORE Low Duration Bond Fund	217,933	110,273	163,391	77,592	569,189
High Yield Fund	80,774	76,868	181,413	109,060	448,115
Tax-Exempt Fund	122,100	114,539	132,065	67,239	435,943
High Income Municipal Bond Fund	139,397	121,563	132,417	63,898	457,275
Floating Rate Fund	718,769	765,491	841,458	419,366	2,745,084
Strategic Income Fund	90,313	98,810	110,089	52,801	352,013

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived $38,016 for the six months ended June 30, 2020 for the INCORE Low Duration Bond Fund.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The funds did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend money to and borrow money from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interest

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

expense on interfund lending. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending income.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2020 were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
INCORE Low Duration Bond Fund	Borrower	$—	$2,282,000	1	1.02%	$2,282,000
Tax-Exempt Fund	Borrower	—	1,721,667	3	1.82%	2,024,000

*  For the six months ended June 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the table below.

	Short-Term Amount	Long-Term Amount	Total
INCORE Investment Quality Bond Fund	$—	$580,846	$580,846
INCORE Low Duration Bond Fund	12,232,919	19,706,466	31,939,385
High Yield Fund	1,231,844	5,939,780	7,171,624
Floating Rate Fund	26,576,093	144,595,846	171,171,939
Strategic Income Fund	—	902,515	902,515

During the tax year ended December 31, 2019, the INCORE Investment Quality Bond Fund, High Yield Fund, High Income Municipal Bond Fund and Strategic Income Fund utilized $438,646, $928,506, $262,516 and $886,217, respectively, of CLCFs.

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds. Shareholders of record may hold Fund shares for the benefit of their customers.

	Shareholder	Percent
Strategic Income Fund	Guardian Life Insurance	47.3%

Victory Portfolios	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20	Annualized Expense Ratio During Period 1/1/20- 6/30/20
INCORE Investment Quality Bond Fund
Class A Shares	$1,000.00	$1,051.80	$1,020.39	$4.59	$4.52	0.90%
Class C Shares	1,000.00	1,047.20	1,016.06	9.01	8.87	1.77%
Class R Shares	1,000.00	1,049.50	1,018.40	6.62	6.52	1.30%
Class Y Shares	1,000.00	1,053.10	1,021.58	3.37	3.32	0.66%

Victory Portfolios	Supplemental Information — continued June 30, 2020

  (Unaudited)

Fund	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20	Annualized Expense Ratio During Period 1/1/20- 6/30/20
INCORE Low Duration Bond Fund
Class A Shares	$1,000.00	$1,023.60	$1,020.64	$4.28	$4.27	0.85%
Class C Shares	1,000.00	1,019.70	1,016.81	8.14	8.12	1.62%
Class R Shares	1,000.00	1,021.50	1,018.55	6.38	6.37	1.27%
Class Y Shares	1,000.00	1,025.80	1,021.78	3.12	3.12	0.62%
High Yield Fund
Class A Shares	1,000.00	941.20	1,019.89	4.83	5.02	1.00%
Class C Shares	1,000.00	936.60	1,016.41	8.19	8.52	1.70%
Class R Shares	1,000.00	938.40	1,018.25	6.41	6.67	1.33%
Class Y Shares	1,000.00	942.10	1,021.08	3.67	3.82	0.76%
Tax-Exempt Fund
Class A Shares	1,000.00	999.00	1,020.89	3.98	4.02	0.80%
Class C Shares	1,000.00	995.00	1,016.91	7.94	8.02	1.60%
Class Y Shares	1,000.00	999.50	1,021.43	3.43	3.47	0.69%
High Income Municipal Bond Fund
Class A Shares	1,000.00	998.30	1,020.89	3.97	4.02	0.80%
Class C Shares	1,000.00	994.50	1,017.06	7.79	7.87	1.57%
Class Y Shares	1,000.00	999.50	1,022.03	2.83	2.87	0.57%
Floating Rate Fund
Class A Shares	1,000.00	945.50	1,019.89	4.84	5.02	1.00%
Class C Shares	1,000.00	942.80	1,015.91	8.69	9.02	1.80%
Class R Shares	1,000.00	944.00	1,017.11	7.54	7.82	1.56%
Class Y Shares	1,000.00	946.60	1,020.98	3.78	3.92	0.78%
Strategic Income Fund
Class A Shares	1,000.00	1,044.70	1,020.14	4.83	4.77	0.95%
Class C Shares	1,000.00	1,040.30	1,016.21	8.83	8.72	1.74%
Class R Shares	1,000.00	1,041.40	1,018.20	6.80	6.72	1.34%
Class Y Shares	1,000.00	1,046.00	1,021.18	3.76	3.72	0.74%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, except for Floating Rate Fund, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, these Funds have not adopted a Highly Liquid Investment Minimum. The Floating Rate Fund set a Highly Liquid Investment Minimum of 5% upon implementation of the LRMP. The Floating Rate Fund invests primarily in floating rate bank loans, which typically are characterized as less liquid because transactions on these securities often occur on a delayed basis. The Fund typically maintains 12-15% of its net assets in highly liquid investments. The Fund also reserves a set portion of the Line of Credit agreement with Citibank to mitigate the liquidity risk from holding less-liquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSFIF-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory RS Small Cap Growth Fund

Victory RS Select Growth Fund

Victory RS Mid Cap Growth Fund

Victory RS Growth Fund

Victory RS Science and Technology Fund

Victory RS Small Cap Equity Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory Growth Funds
Victory RS Small Cap Growth Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	5
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29-31
Financial Highlights	36-37
Victory RS Select Growth Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	9
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29-31
Financial Highlights	38-39
Victory RS Mid Cap Growth Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	12
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29-31
Financial Highlights	40-41
Victory RS Growth Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	15
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	32-34
Financial Highlights	42-43
Victory RS Science and Technology Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	17
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	32-34
Financial Highlights	44-45
Victory RS Small Cap Equity Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	21
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	32-34
Financial Highlights	46-47
Notes to Financial Statements	48
Supplemental Information	57
Proxy Voting and Portfolio Holdings Information	57
Expense Examples	57
Liquidity Risk Management Program	59
Privacy Policy (inside back cover)

1

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios	April 30, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings:

Victory RS Small Cap Growth Fund The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Select Growth Fund The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

  Victory RS Mid Cap Growth Fund
  The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

  Victory RS Growth Fund
  The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

3

Victory Portfolios	April 30, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

Victory RS Science and Technology Fund The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Small Cap Equity Fund The Fund seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

4

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Biotechnology (22.1%):
Adaptimmune Therapeutics PLC, ADR (a)	1,065,390	$10,664,554
Aimmune Therapeutics, Inc. (a) (b)	1,171,310	19,572,590
Allogene Therapeutics, Inc. (a) (b)	381,550	16,337,971
Amicus Therapeutics, Inc. (a)	2,012,805	30,353,098
Apellis Pharmaceuticals, Inc. (a) (b)	674,820	22,039,621
Arcus Biosciences, Inc. (a)	500,500	12,382,370
Arena Pharmaceuticals, Inc. (a) (b)	347,950	21,903,453
Ascendis Pharma A/S, ADR (a)	153,050	22,636,095
Avidity Biosciences, Inc. (a)	466,680	13,188,377
bluebird bio, Inc. (a) (b)	386,559	23,595,561
Blueprint Medicines Corp. (a)	309,618	24,150,204
Celyad SA, ADR (a) (b)	431,611	4,687,295
Constellation Pharmaceuticals, Inc. (a) (b)	429,460	12,905,273
CytomX Therapeutics, Inc. (a)	1,251,290	10,423,246
Epizyme, Inc. (a) (b)	1,249,150	20,061,349
Equillium, Inc. (a)	809,450	2,387,878
Fate Therapeutics, Inc. (a)	982,430	33,707,172
Generation Bio Co. (a)	440,720	9,255,120
Gossamer Bio, Inc. (a) (b)	821,860	10,684,180
Immunomedics, Inc. (a) (b)	433,920	15,378,125
Invitae Corp. (a)	619,320	18,759,203
Iovance Biotherapeutics, Inc. (a) (b)	745,565	20,465,759
Krystal Biotech, Inc. (a)	160,530	6,649,153
Kura Oncology, Inc. (a)	1,133,520	18,476,376
Mirati Therapeutics, Inc. (a)	207,180	23,653,741
Myovant Sciences Ltd. (a) (b)	1,085,830	22,389,814
ORIC Pharmaceuticals, Inc. (a) (b)	325,420	10,976,417
Replimune Group, Inc. (a)	598,410	14,870,489
Sage Therapeutics, Inc. (a) (b)	233,450	9,706,851
Twist Bioscience Corp. (a)	328,030	14,859,759
		497,121,094
Communication Services (4.7%):
Bandwidth, Inc., Class A (a) (b)	600,510	76,264,770
Cardlytics, Inc. (a) (b)	178,620	12,499,828
EverQuote, Inc., Class A (a)	258,620	15,041,339
		103,805,937
Consumer Discretionary (8.1%):
Arco Platform Ltd., Class A (a)	462,690	20,117,761
Denny's Corp. (a)	209,610	2,117,061
Eldorado Resorts, Inc. (a) (b)	581,190	23,282,472
Fox Factory Holding Corp. (a) (b)	176,480	14,579,013
Frontdoor, Inc. (a)	432,380	19,167,405
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	147,540	14,407,281
Planet Fitness, Inc., Class A (a) (b)	288,220	17,457,485
Skyline Champion Corp. (a)	388,200	9,448,788
Strategic Education, Inc.(b)	251,820	38,692,143

See notes to financial statements.

5

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Wingstop, Inc.(b)	78,790	$10,949,446
YETI Holdings, Inc. (a)	298,420	12,751,487
		182,970,342
Consumer Staples (6.0%):
BellRing Brands, Inc., Class A (a) (b)	1,990,310	39,686,781
BJ's Wholesale Club Holdings, Inc. (a)	467,240	17,414,035
e.l.f. Beauty, Inc. (a)	1,343,480	25,620,164
Freshpet, Inc. (a)	208,150	17,413,829
Hostess Brands, Inc. (a) (b)	2,893,170	35,354,538
		135,489,347
Electronic Equipment, Instruments & Components (0.9%):
Itron, Inc. (a) (b)	296,400	19,636,500
Energy (0.4%):
Amyris, Inc. PIPE (a) (c) (d)	2,447,976	9,596,066
Financials (5.1%):
Assetmark Financial Holdings, Inc. (a)	353,130	9,636,918
eHealth, Inc. (a)	154,740	15,201,658
Essent Group Ltd.	302,420	10,968,773
FirstCash, Inc., Class A	202,460	13,662,001
LendingTree, Inc. (a) (b)	31,160	9,021,755
PRA Group, Inc. (a) (b)	757,890	29,300,027
Walker & Dunlop, Inc.	305,770	15,536,174
Western Alliance Bancorp	295,530	11,191,721
		114,519,027
Health Care Equipment & Supplies (5.4%):
CryoPort, Inc. (a) (b)	502,230	15,192,458
iRhythm Technologies, Inc. (a) (b)	300,540	34,829,580
Masimo Corp. (a) (b)	94,910	21,638,531
Nevro Corp. (a) (b)	240,810	28,769,571
Silk Road Medical, Inc. (a) (b)	519,660	21,768,557
		122,198,697
Health Care Providers & Services (3.7%):
Hanger, Inc. (a)	652,240	10,801,094
HealthEquity, Inc. (a)	342,600	20,100,342
LHC Group, Inc. (a) (b)	303,970	52,988,051
		83,889,487
Health Care Technology (2.1%):
Health Catalyst, Inc. (a) (b)	666,050	19,428,679
Inspire Medical System, Inc. (a)	324,040	28,197,960
		47,626,639
Industrials (12.9%):
Advanced Drainage Systems, Inc.	407,340	20,122,596
Axon Enterprise, Inc. (a) (b)	178,680	17,533,868
ESCO Technologies, Inc.	160,330	13,552,695
Evoqua Water Technologies Corp. (a)	1,004,450	18,682,770
FTI Consulting, Inc. (a)	294,100	33,689,155

See notes to financial statements.

6

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Generac Holdings, Inc. (a)	183,880	$22,420,488
Kornit Digital Ltd. (a) (b)	226,520	12,091,638
Mercury Systems, Inc. (a)	471,830	37,114,148
Saia, Inc. (a)	20,080	2,232,494
Simpson Manufacturing Co., Inc.	303,340	25,589,762
SiteOne Landscape Supply, Inc. (a) (b)	298,570	34,028,023
Trex Co., Inc. (a) (b)	193,650	25,188,056
Watts Water Technologies, Inc., Class A	346,890	28,098,090
		290,343,783
IT Services (7.3%):
Evo Payments, Inc., Class A (a)	822,440	18,776,305
LiveRamp Holdings, Inc. (a)	591,050	25,101,894
Repay Holdings Corp. (a) (b)	588,070	14,484,164
Wix.com Ltd. (a)	325,570	83,417,545
WNS Holdings Ltd., ADR (a)	418,897	23,030,957
		164,810,865
Pharmaceuticals (1.3%):
Assembly Biosciences, Inc. (a)	472,180	11,011,238
GW Pharmaceuticals PLC, ADR (a) (b)	144,387	17,719,173
		28,730,411
Semiconductors & Semiconductor Equipment (6.6%):
Advanced Energy Industries, Inc. (a)	411,250	27,878,638
Cabot Microelectronics Corp.(b)	184,990	25,813,505
Lattice Semiconductor Corp. (a)	1,353,010	38,411,953
MACOM Technology Solutions Holdings, Inc. (a)	869,040	29,851,524
Silicon Laboratories, Inc. (a) (b)	254,180	25,486,629
		147,442,249
Software (11.7%):
ACI Worldwide, Inc. (a) (b)	1,075,580	29,029,904
Avaya Holdings Corp. (a) (b)	2,316,430	28,631,075
Bill.com Holdings, Inc. (a)	127,510	11,502,677
Cornerstone OnDemand, Inc. (a)	185,547	7,154,692
Envestnet, Inc. (a)	385,246	28,330,991
Everbridge, Inc. (a) (b)	465,800	64,448,088
Five9, Inc. (a) (b)	176,210	19,501,161
Q2 Holdings, Inc. (a) (b)	325,990	27,966,682
Varonis Systems, Inc. (a) (b)	531,620	47,037,737
		263,603,007
Total Common Stocks (Cost $1,708,656,113)		2,211,783,451
Preferred Stocks (0.3%)
Energy (0.3%):
Amyris, Inc. PIPE (a) (c) (d)	5,960	7,615,565
Total Preferred Stocks (Cost $5,960,370)		7,615,565

See notes to financial statements.

7

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (12.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 0.28% (e)	4,558,890	$4,558,890
Fidelity Investments Money Market Government Portfolio, Class I , 0.09% (e)	137,977,906	137,977,906
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (e)	31,702,416	31,702,416
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (e)	18,141,030	18,141,030
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (e)	81,565,613	81,565,613
Total Collateral for Securities Loaned (Cost $273,945,855)		273,945,855
Total Investments (Cost $1,988,562,338) — 110.8%		2,493,344,871
Liabilities in excess of other assets — (10.8)%		(243,222,748)
NET ASSETS — 100.00%		$2,250,122,123

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were 0.8% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.8% of the Fund's net assets as of June 30, 2020.

(e)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

PIPE — Private Investment in Public Equity

PLC — Public Limited Company

See notes to financial statements.

8

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Biotechnology (10.2%):
Exact Sciences Corp. (a)	55,630	$4,836,472
Halozyme Therapeutics, Inc. (a) (b)	190,890	5,117,761
Ligand Pharmaceuticals, Inc. (a) (b)	38,970	4,358,795
Neurocrine Biosciences, Inc. (a)	51,890	6,330,579
		20,643,607
Communication Services (1.3%):
Boingo Wireless, Inc. (a) (b)	197,940	2,636,561
Communications Equipment (1.4%):
Viavi Solutions, Inc. (a) (b)	218,650	2,785,601
Consumer Discretionary (10.4%):
Bright Horizons Family Solutions, Inc. (a)	25,000	2,930,000
Burlington Stores, Inc. (a)	16,130	3,176,481
Churchill Downs, Inc.	11,750	1,564,513
Frontdoor, Inc. (a)	42,910	1,902,200
Planet Fitness, Inc., Class A (a)	39,660	2,402,205
Pool Corp.	12,950	3,520,717
Strategic Education, Inc.	23,560	3,619,994
The Wendy's Co.	87,370	1,902,919
		21,019,029
Consumer Staples (3.4%):
Beyond Meat, Inc. (a) (b)	6,410	858,812
Freshpet, Inc. (a) (b)	31,410	2,627,761
Hostess Brands, Inc. (a)	270,910	3,310,520
		6,797,093
Financials (2.2%):
Focus Financial Partners, Inc., Class A (a)	61,870	2,044,804
LendingTree, Inc. (a) (b)	3,450	998,879
Western Alliance Bancorp	35,250	1,334,918
		4,378,601
Health Care Equipment & Supplies (7.0%):
Insulet Corp. (a) (b)	17,080	3,317,961
Masimo Corp. (a)	14,970	3,413,010
The Cooper Cos., Inc.	13,340	3,783,758
West Pharmaceutical Services, Inc.	15,796	3,588,377
		14,103,106
Health Care Providers & Services (4.2%):
Encompass Health Corp.	37,580	2,327,329
HealthEquity, Inc. (a)	37,430	2,196,018
LHC Group, Inc. (a)	23,310	4,063,400
		8,586,747
Industrials (15.4%):
Advanced Drainage Systems, Inc.	52,750	2,605,850
FTI Consulting, Inc. (a)	28,970	3,318,514

See notes to financial statements.

9

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Generac Holdings, Inc. (a)	31,040	$3,784,707
HEICO Corp., Class A	18,753	1,523,494
IDEX Corp.	14,800	2,338,992
Mercury Systems, Inc. (a)	50,850	3,999,861
MSA Safety, Inc.	26,180	2,996,039
Nordson Corp.(b)	12,790	2,426,391
Rollins, Inc.(b)	26,600	1,127,574
SiteOne Landscape Supply, Inc. (a)	33,880	3,861,304
Trex Co., Inc. (a)	24,860	3,233,540
		31,216,266
IT Services (6.1%):
Black Knight, Inc. (a)	68,169	4,946,343
GoDaddy, Inc., Class A (a)	44,477	3,261,498
Jack Henry & Associates, Inc.	22,360	4,114,911
		12,322,752
Life Sciences Tools & Services (0.7%):
Charles River Laboratories International, Inc. (a)	8,380	1,461,053
Pharmaceuticals (8.1%):
GW Pharmaceuticals PLC, ADR (a) (b)	20,560	2,523,123
Horizon Therapeutics PLC (a)	152,330	8,466,501
Royalty Pharma PLC, Class A (a)	114,580	5,562,859
		16,552,483
Semiconductors & Semiconductor Equipment (6.2%):
Cabot Microelectronics Corp.	15,560	2,171,242
Entegris, Inc.	43,110	2,545,646
Lattice Semiconductor Corp. (a)	83,970	2,383,908
MKS Instruments, Inc.	26,380	2,987,271
Monolithic Power Systems, Inc.	10,615	2,515,755
		12,603,822
Software (22.5%):
ACI Worldwide, Inc. (a) (b)	141,230	3,811,798
Coupa Software, Inc. (a) (b)	21,660	6,000,686
DocuSign, Inc. (a)	42,990	7,403,307
Dynatrace, Inc. (a)	96,410	3,914,246
Fair Isaac Corp. (a)	8,620	3,603,505
Paycom Software, Inc. (a)	14,875	4,607,234
Proofpoint, Inc. (a)	21,260	2,362,411
RingCentral, Inc., Class A (a)	39,270	11,192,342
Zendesk, Inc. (a)	31,760	2,811,713
		45,707,242
Total Common Stocks (Cost $141,607,087)		200,813,963

See notes to financial statements.

10

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (6.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (c)	217,450	$217,450
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (c)	6,581,261	6,581,261
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (c)	1,512,140	1,512,140
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (c)	865,290	865,290
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (c)	3,890,511	3,890,511
Total Collateral for Securities Loaned (Cost $13,066,652)		13,066,652
Total Investments (Cost $154,673,739) — 105.6%		213,880,615
Liabilities in excess of other assets — (5.6)%		(11,402,840)
NET ASSETS — 100.00%		$202,477,775

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

11

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (5.2%):
Live Nation Entertainment, Inc. (a) (b)	93,550	$4,147,072
Match Group, Inc. (a) (b)	71,070	7,608,044
Take-Two Interactive Software, Inc. (a)	52,400	7,313,468
Twitter, Inc. (a)	267,040	7,955,121
ZoomInfo Technologies, Inc., Class A (a)	4,060	207,182
		27,230,887
Consumer Discretionary (13.2%):
Bright Horizons Family Solutions, Inc. (a)	17,920	2,100,224
Burlington Stores, Inc. (a)	42,130	8,296,661
Chipotle Mexican Grill, Inc. (a)	7,040	7,408,615
Dollar General Corp.	51,990	9,904,615
Eldorado Resorts, Inc. (a) (b)	66,530	2,665,192
Grand Canyon Education, Inc. (a) (b)	47,980	4,343,629
Hasbro, Inc.	32,530	2,438,124
Lululemon Athletica, Inc. (a)	18,650	5,818,987
O'Reilly Automotive, Inc. (a) (b)	19,220	8,104,497
Planet Fitness, Inc., Class A (a)	52,130	3,157,514
Pool Corp.(b)	33,130	9,007,053
The Wendy's Co.	249,880	5,442,386
		68,687,497
Consumer Staples (3.6%):
Beyond Meat, Inc. (a) (b)	25,040	3,354,859
Church & Dwight Co., Inc.	108,620	8,396,326
Lamb Weston Holdings, Inc.(b)	70,930	4,534,556
Post Holdings, Inc. (a)	29,920	2,621,590
		18,907,331
Electronic Equipment, Instruments & Components (4.4%):
Amphenol Corp., Class A	78,950	7,564,200
Keysight Technologies, Inc. (a)	79,740	8,036,197
Trimble, Inc. (a)	166,190	7,177,746
		22,778,143
Financials (2.0%):
MarketAxess Holdings, Inc.	8,710	4,363,013
MSCI, Inc.	18,620	6,215,729
		10,578,742
Health Care (21.8%):
10X Genomics, Inc., Class A (a)	32,070	2,864,172
Allogene Therapeutics, Inc. (a) (b)	58,800	2,517,816
AmerisourceBergen Corp.	51,280	5,167,486
Apellis Pharmaceuticals, Inc. (a) (b)	109,580	3,578,883
Ascendis Pharma A/S, ADR (a)	19,460	2,878,134
bluebird bio, Inc. (a)	50,720	3,095,949
Centene Corp. (a)	85,421	5,428,504
DexCom, Inc. (a)	21,970	8,906,638

See notes to financial statements.

12

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Encompass Health Corp.	84,010	$5,202,739
Fate Therapeutics, Inc. (a)	104,860	3,597,747
GW Pharmaceuticals PLC, ADR (a) (b)	25,710	3,155,131
Horizon Therapeutics PLC (a)	79,290	4,406,938
Insulet Corp. (a)	33,010	6,412,523
Iovance Biotherapeutics, Inc. (a) (b)	129,300	3,549,285
IQVIA Holdings, Inc. (a)	54,750	7,767,930
Masimo Corp. (a)	27,020	6,160,290
Neurocrine Biosciences, Inc. (a)	42,820	5,224,039
Royalty Pharma PLC, Class A (a)	165,000	8,010,750
Sage Therapeutics, Inc. (a)	43,210	1,796,672
The Cooper Cos., Inc.	26,250	7,445,550
Veeva Systems, Inc., Class A (a)	28,350	6,645,807
West Pharmaceutical Services, Inc.	37,460	8,509,788
		112,322,771
Industrials (13.5%):
AMETEK, Inc.	58,410	5,220,102
CoStar Group, Inc. (a)	9,760	6,936,139
FTI Consulting, Inc. (a)	37,360	4,279,588
Generac Holdings, Inc. (a)	68,240	8,320,503
HEICO Corp., Class A	47,210	3,835,340
IDEX Corp.	37,340	5,901,214
IHS Markit Ltd.	57,510	4,342,005
L3Harris Technologies, Inc.	9,940	1,686,520
Nordson Corp.(b)	32,370	6,140,912
Old Dominion Freight Line, Inc.	22,920	3,887,003
Trane Technologies PLC	51,580	4,589,589
TransUnion	63,730	5,547,059
Trex Co., Inc. (a) (b)	34,260	4,456,198
Verisk Analytics, Inc.	29,430	5,008,986
		70,151,158
IT Services (12.3%):
Black Knight, Inc. (a)	66,464	4,822,628
FleetCor Technologies, Inc. (a)	18,870	4,746,371
Global Payments, Inc.	36,623	6,211,993
GoDaddy, Inc., Class A (a)	86,500	6,343,045
Jack Henry & Associates, Inc.	44,960	8,273,989
Okta, Inc. (a)	19,430	3,890,469
Square, Inc., Class A (a) (b)	38,970	4,089,512
Twilio, Inc., Class A (a) (b)	54,300	11,914,505
Wix.com Ltd. (a)	53,170	13,623,217
		63,915,729
Materials (0.3%):
The Scotts Miracle-Gro Co.	9,640	1,296,291
Real Estate (1.0%):
SBA Communications Corp.	16,660	4,963,347

See notes to financial statements.

13

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (6.0%):
Advanced Micro Devices, Inc. (a)	124,790	$6,565,202
Entegris, Inc.(b)	67,810	4,004,181
KLA Corp.	34,880	6,783,462
Marvell Technology Group Ltd.	242,260	8,493,636
Monolithic Power Systems, Inc.	21,120	5,005,440
		30,851,921
Software (15.6%):
DocuSign, Inc. (a)	64,150	11,047,271
Dropbox, Inc., Class A (a)	392,700	8,549,079
Fair Isaac Corp. (a)	13,200	5,518,128
Paycom Software, Inc. (a)	23,320	7,222,904
Proofpoint, Inc. (a)	45,940	5,104,853
RingCentral, Inc., Class A (a) (b)	92,070	26,240,870
Synopsys, Inc. (a)	68,190	13,297,050
Zendesk, Inc. (a)	38,690	3,425,225
		80,405,380
Total Common Stocks (Cost $399,109,777)		512,089,197
Collateral for Securities Loaned^ (7.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (c)	636,420	636,420
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (c)	19,261,694	19,261,694
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (c)	4,425,652	4,425,652
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (c)	2,532,485	2,532,485
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (c)	11,386,548	11,386,548
Total Collateral for Securities Loaned (Cost $38,242,799)		38,242,799
Total Investments (Cost $437,352,576) — 106.3%		550,331,996
Liabilities in excess of other assets — (6.3)%		(32,704,439)
NET ASSETS — 100.00%		$517,627,557

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company
See notes to financial statements.

14

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (11.4%):
Activision Blizzard, Inc.	47,890	$3,634,851
Alphabet, Inc., Class C (a)	8,831	12,483,591
Facebook, Inc., Class A (a)	18,720	4,250,750
Netflix, Inc. (a)	10,130	4,609,555
Twitter, Inc. (a)	152,680	4,548,337
		29,527,084
Consumer Discretionary (18.7%):
Amazon.com, Inc. (a)	6,540	18,042,683
Booking Holdings, Inc. (a)	1,810	2,882,135
Chipotle Mexican Grill, Inc. (a)	2,730	2,872,943
Nike, Inc., Class B	57,760	5,663,368
Starbucks Corp.	18,930	1,393,059
Target Corp.	30,940	3,710,634
Tesla, Inc. (a)	3,740	4,038,489
The Home Depot, Inc.	20,365	5,101,636
The TJX Cos., Inc.	86,110	4,353,722
		48,058,669
Consumer Staples (3.0%):
Church & Dwight Co., Inc.	51,050	3,946,165
Constellation Brands, Inc., Class A	22,760	3,981,862
		7,928,027
Electronic Equipment, Instruments & Components (1.0%):
Amphenol Corp., Class A	27,510	2,635,733
Health Care (16.2%):
bluebird bio, Inc. (a)	33,310	2,033,242
Bristol-Myers Squibb Co.	87,290	5,132,652
Eli Lilly & Co.	27,650	4,539,577
IQVIA Holdings, Inc. (a)	27,520	3,904,538
Masimo Corp. (a)	13,070	2,979,829
Royalty Pharma PLC, Class A (a)	124,450	6,042,048
Sage Therapeutics, Inc. (a)	22,830	949,271
The Cooper Cos., Inc.	8,800	2,496,032
UnitedHealth Group, Inc.	17,910	5,282,555
Vertex Pharmaceuticals, Inc. (a)	18,460	5,359,123
West Pharmaceutical Services, Inc.	14,770	3,355,301
		42,074,168
Industrials (7.8%):
FTI Consulting, Inc. (a)	23,610	2,704,526
IDEX Corp.	22,660	3,581,186
IHS Markit Ltd.	37,130	2,803,315
L3Harris Technologies, Inc.	6,550	1,111,339
Old Dominion Freight Line, Inc.	17,520	2,971,217
Roper Technologies, Inc.	10,400	4,037,904
Trane Technologies PLC	31,490	2,801,980
		20,011,467

See notes to financial statements.

15

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
IT Services (10.6%):
Fiserv, Inc. (a)	48,090	$4,694,546
PayPal Holdings, Inc. (a)	26,280	4,578,764
Twilio, Inc., Class A (a) (b)	38,630	8,476,195
Visa, Inc., Class A (b)	49,837	9,627,012
		27,376,517
Semiconductors & Semiconductor Equipment (5.9%):
Lam Research Corp.	11,360	3,674,506
Marvell Technology Group Ltd.	103,560	3,630,814
NVIDIA Corp.	10,160	3,859,885
STMicroelectronics NV, NYS (b)	147,620	4,046,264
		15,211,469
Software (17.5%):
Fair Isaac Corp. (a)	10,010	4,184,580
Microsoft Corp.	126,480	25,739,944
RingCentral, Inc., Class A (a)	24,910	7,099,599
Salesforce.com, Inc. (a)	9,380	1,757,155
Synopsys, Inc. (a)	14,740	2,874,300
Workday, Inc., Class A (a)	18,520	3,469,907
		45,125,485
Technology Hardware, Storage & Peripherals (6.8%):
Apple, Inc.	47,977	17,502,011
Total Common Stocks (Cost $167,377,238)		255,450,630
Collateral for Securities Loaned^ (7.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (c)	333,729	333,729
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (c)	10,100,526	10,100,526
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class , 0.30% (c)	2,320,742	2,320,742
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (c)	1,327,995	1,327,995
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (c)	5,970,923	5,970,923
Total Collateral for Securities Loaned (Cost $20,053,915)		20,053,915
Total Investments (Cost $187,431,153) — 106.7%		275,504,545
Liabilities in excess of other assets — (6.7)%		(17,184,967)
NET ASSETS — 100.00%		$258,319,578

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2020.

NYS — New York Registered Shares

PLC — Public Limited Company

See notes to financial statements.

16

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)
Biotechnology (26.5%):
Adaptimmune Therapeutics PLC, ADR (a)	143,670	$1,438,136
Adverum Biotechnologies, Inc. (a)	65,990	1,377,871
Aimmune Therapeutics, Inc. (a) (b)	91,620	1,530,970
Akouos, Inc. (a)	35,000	787,500
Albireo Pharma, Inc. (a)	23,820	630,992
Allogene Therapeutics, Inc. (a) (b)	34,910	1,494,846
Amicus Therapeutics, Inc. (a)	71,640	1,080,331
Apellis Pharmaceuticals, Inc. (a)	73,603	2,403,874
Arcus Biosciences, Inc. (a)	49,820	1,232,547
Arena Pharmaceuticals, Inc. (a) (b)	18,440	1,160,798
Ascendis Pharma A/S, ADR (a)	13,190	1,950,801
Athenex, Inc. (a) (b)	43,520	598,835
Atreca, Inc., Class A (a) (b)	41,935	892,377
Autolus Therapeutics PLC, ADR (a)	57,600	923,328
Avidity Biosciences, Inc. (a)	48,000	1,356,480
Avrobio, Inc. (a)	66,310	1,157,110
Beam Therapeutics, Inc. (a) (b)	36,290	1,016,120
BeiGene Ltd., ADR (a)	6,450	1,215,180
Bicycle Therapeutics PLC, ADR (a) (b)	81,519	1,263,545
bluebird bio, Inc. (a)	82,310	5,024,201
Blueprint Medicines Corp. (a)	27,490	2,144,220
Bridgebio Pharma, Inc. (a) (b)	40,333	1,315,259
Celyad SA, ADR (a)	50,610	549,625
Centogene NV (a)	50,310	1,151,093
Constellation Pharmaceuticals, Inc. (a)	28,550	857,928
Crinetics Pharmaceuticals, Inc. (a) (b)	36,238	634,890
CytomX Therapeutics, Inc. (a)	127,250	1,059,993
Dermtech, Inc. PIPE (a)	307,693	4,070,772
Editas Medicine, Inc. (a) (b)	27,930	826,169
Eidos Therapeutics, Inc. (a) (b)	26,910	1,282,800
Epizyme, Inc. (a)	116,510	1,871,151
Equillium, Inc. (a)	210,460	620,857
Exact Sciences Corp. (a)	20,820	1,810,091
Fate Therapeutics, Inc. (a)	150,360	5,158,851
Fusion Pharmaceuticals, Inc. (a)	48,890	854,108
Generation Bio Co. (a)	45,470	954,870
Gossamer Bio, Inc. (a) (b)	80,980	1,052,740
Gritstone Oncology, Inc. (a) (b)	124,698	827,995
Homology Medicines, Inc. (a)	52,580	798,690
Immunomedics, Inc. (a)	38,230	1,354,871
Invitae Corp. (a)	58,565	1,773,934
Iovance Biotherapeutics, Inc. (a)	64,560	1,772,172
KalVista Pharmaceuticals, Inc. (a)	53,653	649,201
Kezar Life Sciences, Inc. (a)	332,406	1,721,863
Krystal Biotech, Inc. (a)	12,740	527,691
Kura Oncology, Inc. (a)	102,900	1,677,270
MacroGenics, Inc. (a) (b)	44,170	1,233,226
Matinas BioPharma Holdings, Inc. (a) (b)	712,390	550,677

See notes to financial statements.

17

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Mirati Therapeutics, Inc. (a)	14,260	$1,628,064
Myovant Sciences Ltd. (a) (b)	62,970	1,298,441
Neurocrine Biosciences, Inc. (a)	6,300	768,600
ORIC Pharmaceuticals, Inc. (a) (b)	25,870	872,595
Passage Bio, Inc. (a) (b)	20,550	561,632
Precision BioSciences, Inc. (a) (b)	113,560	945,955
RAPT Therapeutics, Inc. (a) (b)	20,900	606,518
Replimune Group, Inc. (a)	85,370	2,121,445
REVOLUTION Medicines, Inc. (a)	9,660	304,966
Sage Therapeutics, Inc. (a)	20,370	846,985
Scholar Rock Holding Corp. (a) (b)	49,670	904,491
SpringWorks Therapeutics, Inc. (a) (b)	24,240	1,018,080
Stoke Therapeutics, Inc. (a) (b)	26,620	634,355
Surface Oncology, Inc. (a)	325,920	2,138,035
Sutro Biopharma, Inc. (a) (b)	62,190	482,594
Turning Point Therapeutics, Inc. (a)	16,040	1,036,024
Twist Bioscience Corp. (a) (b)	57,460	2,602,938
Zymeworks, Inc. (a)	41,870	1,510,251
		87,920,818
Communication Services (5.3%):
Boingo Wireless, Inc. (a) (b)	280,870	3,741,188
Facebook, Inc., Class A (a)	20,750	4,711,702
Match Group, Inc. (a) (b)	38,760	4,149,258
Take-Two Interactive Software, Inc. (a)	20,270	2,829,084
Twitter, Inc. (a)	68,030	2,026,614
ZoomInfo Technologies, Inc., Class A (a)	1,000	51,030
		17,508,876
Communications Equipment (1.9%):
Lumentum Holdings, Inc. (a)	45,570	3,710,765
Viavi Solutions, Inc. (a) (b)	200,980	2,560,485
		6,271,250
Consumer Discretionary (4.2%):
Amazon.com, Inc. (a)	3,500	9,655,870
Arco Platform Ltd., Class A (a)	49,910	2,170,087
Booking Holdings, Inc. (a)	1,220	1,942,655
		13,768,612
Electronic Equipment, Instruments & Components (3.5%):
Airgain, Inc. (a) (b)	92,078	988,918
Dolby Laboratories, Inc., Class A	34,410	2,266,587
Fabrinet (a)	56,250	3,511,125
Keysight Technologies, Inc. (a)	23,780	2,396,548
Rogers Corp. (a) (b)	17,990	2,241,554
		11,404,732
Financials (0.6%):
LendingTree, Inc. (a) (b)	6,330	1,832,725

See notes to financial statements.

18

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care Equipment & Supplies (1.6%):
CryoPort, Inc. (a) (b)	155,793	$4,712,738
Quotient Ltd. (a) (b)	111,620	825,988
		5,538,726
Health Care Providers & Services (0.3%):
Exagen, Inc. (a) (b)	81,012	1,005,359
Health Care Technology (1.2%):
iCAD, Inc. (a)	18,350	183,317
Veeva Systems, Inc., Class A (a)	16,620	3,896,060
		4,079,377
IT Services (9.5%):
Euronet Worldwide, Inc. (a)	14,600	1,398,972
Global Payments, Inc.	15,680	2,659,642
GoDaddy, Inc., Class A (a)	44,870	3,290,317
Twilio, Inc., Class A (a) (b)	41,150	9,029,132
Visa, Inc., Class A (b)	29,550	5,708,174
Wix.com Ltd. (a)	39,120	10,023,326
		32,109,563
Life Sciences Tools & Services (2.3%):
10X Genomics, Inc., Class A (a)	25,890	2,312,236
Adaptive Biotechnologies Corp. (a)	19,170	927,445
Illumina, Inc. (a)	6,850	2,536,897
NeoGenomics, Inc. (a)	63,530	1,968,159
		7,744,737
Pharmaceuticals (2.2%):
Assembly Biosciences, Inc. (a)	82,630	1,926,932
GW Pharmaceuticals PLC, ADR (a) (b)	15,740	1,931,613
Kaleido Biosciences, Inc. (a) (b)	43,790	325,360
Lyra Therapeutics, Inc. (a) (b)	29,550	335,097
Marinus Pharmaceuticals, Inc. (a)	249,860	634,644
MyoKardia, Inc. (a)	12,950	1,251,229
Provention Bio, Inc. (a) (b)	68,400	965,124
		7,369,999
Semiconductors & Semiconductor Equipment (13.1%):
Cohu, Inc.	213,740	3,706,252
Lam Research Corp.	18,220	5,893,441
Lattice Semiconductor Corp. (a)	184,760	5,245,336
MACOM Technology Solutions Holdings, Inc. (a)	227,830	7,825,961
Marvell Technology Group Ltd.	123,560	4,332,014
MKS Instruments, Inc.	34,530	3,910,177
Monolithic Power Systems, Inc.	13,120	3,109,440
NVIDIA Corp.	10,480	3,981,457
STMicroelectronics NV, NYS (b)	201,740	5,529,693
		43,533,771

See notes to financial statements.

19

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Software (24.3%):
Avaya Holdings Corp. (a)	172,460	$2,131,606
Coupa Software, Inc. (a)	24,860	6,887,214
DocuSign, Inc. (a)	43,340	7,463,581
Domo, Inc., Class B (a)	105,370	3,389,753
Dropbox, Inc., Class A (a)	145,070	3,158,174
Fair Isaac Corp. (a)	7,560	3,160,382
Microsoft Corp.	75,810	15,428,094
Paycom Software, Inc. (a)	13,740	4,255,690
Proofpoint, Inc. (a)	28,029	3,114,582
RingCentral, Inc., Class A (a)	64,060	18,257,742
ServiceNow, Inc. (a)	18,370	7,440,952
Varonis Systems, Inc. (a) (b)	40,500	3,583,440
Zendesk, Inc. (a)	26,810	2,373,489
		80,644,699
Total Common Stocks (Cost $201,935,530)		320,733,244
Collateral for Securities Loaned^ (14.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (c)	811,036	811,036
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (c)	24,546,569	24,546,569
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (c)	5,639,929	5,639,929
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (c)	3,227,329	3,227,329
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (c)	14,510,700	14,510,700
Total Collateral for Securities Loaned (Cost $48,735,563)		48,735,563
Total Investments (Cost $250,671,093) — 111.2%		369,468,807
Liabilities in excess of other assets — (11.2)%		(37,220,305)
NET ASSETS — 100.00%		$332,248,502

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PIPE — Private Investment in Public Equity

PLC — Public Limited Company

See notes to financial statements.

20

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Biotechnology (22.1%):
Adaptimmune Therapeutics PLC, ADR (a)	31,480	$315,115
Aimmune Therapeutics, Inc. (a) (b)	34,650	579,002
Allogene Therapeutics, Inc. (a) (b)	11,280	483,010
Amicus Therapeutics, Inc. (a)	59,534	897,773
Apellis Pharmaceuticals, Inc. (a)	19,940	651,240
Arcus Biosciences, Inc. (a)	14,810	366,399
Arena Pharmaceuticals, Inc. (a)	10,310	649,015
Ascendis Pharma A/S, ADR (a)	4,500	665,550
Avidity Biosciences, Inc. (a) (b)	13,804	390,101
bluebird bio, Inc. (a)	11,417	696,894
Blueprint Medicines Corp. (a)	9,138	712,764
Celyad SA, ADR (a)	11,626	126,258
Constellation Pharmaceuticals, Inc. (a)	12,700	381,635
CytomX Therapeutics, Inc. (a)	37,440	311,875
Epizyme, Inc. (a)	36,950	593,417
Equillium, Inc. (a)	25,948	76,547
Fate Therapeutics, Inc. (a)	28,900	991,558
Generation Bio Co. (a)	13,030	273,630
Gossamer Bio, Inc. (a)	24,770	322,010
Immunomedics, Inc. (a)	12,830	454,695
Invitae Corp. (a)	18,320	554,913
Iovance Biotherapeutics, Inc. (a)	22,051	605,300
Krystal Biotech, Inc. (a)	4,730	195,917
Kura Oncology, Inc. (a)	33,510	546,213
Mirati Therapeutics, Inc. (a)	6,050	690,729
Myovant Sciences Ltd. (a)	32,110	662,108
ORIC Pharmaceuticals, Inc. (a) (b)	9,610	324,145
Replimune Group, Inc. (a)	17,610	437,609
Sage Therapeutics, Inc. (a)	6,880	286,070
Twist Bioscience Corp. (a)	9,690	438,957
		14,680,449
Communication Services (4.7%):
Bandwidth, Inc., Class A (a) (b)	17,760	2,255,520
Cardlytics, Inc. (a) (b)	5,280	369,494
EverQuote, Inc., Class A (a)	7,660	445,506
		3,070,520
Consumer Discretionary (8.1%):
Arco Platform Ltd., Class A (a)	13,663	594,067
Denny's Corp. (a)	6,200	62,620
Eldorado Resorts, Inc. (a) (b)	17,360	695,442
Fox Factory Holding Corp. (a)	5,220	431,224
Frontdoor, Inc. (a)	12,790	566,981
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	4,360	425,754
Planet Fitness, Inc., Class A (a)	8,520	516,056
Skyline Champion Corp. (a)	11,520	280,397
Strategic Education, Inc.	7,470	1,147,765

See notes to financial statements.

21

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Wingstop, Inc.	2,330	$323,800
YETI Holdings, Inc. (a)	8,830	377,306
		5,421,412
Consumer Staples (6.0%):
BellRing Brands, Inc., Class A (a)	58,970	1,175,862
BJ's Wholesale Club Holdings, Inc. (a)	13,820	515,071
elf Beauty, Inc. (a)	39,790	758,795
Freshpet, Inc. (a)	6,147	514,258
Hostess Brands, Inc. (a)	85,740	1,047,744
		4,011,730
Electronic Equipment, Instruments & Components (0.9%):
Itron, Inc. (a)	8,770	581,013
Energy (0.4%):
Amyris, Inc. PIPE (a) (c) (d)	73,240	287,101
Financials (5.1%):
Assetmark Financial Holdings, Inc. (a)	10,340	282,179
eHealth, Inc. (a)	4,561	448,073
Essent Group Ltd.	8,950	324,617
FirstCash, Inc., Class A	5,990	404,205
LendingTree, Inc. (a) (b)	930	269,263
PRA Group, Inc. (a) (b)	22,420	866,757
Walker & Dunlop, Inc.	9,022	458,407
Western Alliance Bancorp	8,740	330,984
		3,384,485
Health Care Equipment & Supplies (5.4%):
CryoPort, Inc. (a) (b)	14,850	449,213
iRhythm Technologies, Inc. (a) (b)	9,010	1,044,169
Masimo Corp. (a)	2,825	644,072
Nevro Corp. (a)	7,090	847,042
Silk Road Medical, Inc. (a) (b)	15,380	644,268
		3,628,764
Health Care Providers & Services (3.7%):
Hanger, Inc. (a)	19,330	320,105
HealthEquity, Inc. (a) (b)	10,200	598,434
LHC Group, Inc. (a)	9,010	1,570,623
		2,489,162
Health Care Technology (2.1%):
Health Catalyst, Inc. (a) (b)	19,716	575,116
Inspire Medical System, Inc. (a)	9,570	832,781
		1,407,897
Industrials (12.8%):
Advanced Drainage Systems, Inc.	12,020	593,788
Axon Enterprise, Inc. (a) (b)	5,294	519,500
ESCO Technologies, Inc.	4,720	398,982
Evoqua Water Technologies Corp. (a)	29,710	552,606
FTI Consulting, Inc. (a)	8,680	994,294

See notes to financial statements.

22

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Generac Holdings, Inc. (a)	5,440	$663,299
Kornit Digital Ltd. (a) (b)	6,700	357,646
Mercury Systems, Inc. (a)	13,960	1,098,094
Saia, Inc. (a)	599	66,597
Simpson Manufacturing Co., Inc.	8,970	756,709
SiteOne Landscape Supply, Inc. (a)	8,930	1,017,752
Trex Co., Inc. (a) (b)	5,730	745,301
Watts Water Technologies, Inc., Class A	10,250	830,250
		8,594,818
IT Services (7.4%):
Evo Payments, Inc., Class A (a)	24,330	555,454
LiveRamp Holdings, Inc. (a)	17,482	742,461
Repay Holdings Corp. (a)	17,394	428,414
Wix.com Ltd. (a)	9,620	2,464,836
WNS Holdings Ltd., ADR (a)	12,388	681,092
		4,872,257
Pharmaceuticals (1.3%):
Assembly Biosciences, Inc. (a)	14,120	329,278
GW Pharmaceuticals PLC, ADR (a) (b)	4,240	520,333
		849,611
Semiconductors & Semiconductor Equipment (6.5%):
Advanced Energy Industries, Inc. (a)	12,140	822,971
Cabot Microelectronics Corp.	5,560	775,842
Lattice Semiconductor Corp. (a)	39,800	1,129,922
MACOM Technology Solutions Holdings, Inc. (a)	25,700	882,795
Silicon Laboratories, Inc. (a)	7,490	751,022
		4,362,552
Software (11.8%):
ACI Worldwide, Inc. (a) (b)	31,810	858,552
Avaya Holdings Corp. (a) (b)	68,510	846,784
Bill.com Holdings, Inc. (a)	3,770	340,092
Cornerstone OnDemand, Inc. (a)	5,521	212,890
Envestnet, Inc. (a)	11,370	836,150
Everbridge, Inc. (a)	13,790	1,907,983
Five9, Inc. (a) (b)	5,220	577,697
Q2 Holdings, Inc. (a) (b)	9,640	827,016
Varonis Systems, Inc. (a)	15,850	1,402,407
		7,809,571
Total Common Stocks (Cost $52,653,505)		65,451,342
Preferred Stocks (0.3%)
Energy (0.3%):
Amyris, Inc. PIPE (a) (c) (d)	178	227,852
Total Preferred Stocks (Cost $178,330)		227,852

See notes to financial statements.

23

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (15.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (e)	171,386	$171,386
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (e)	5,187,129	5,187,129
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (e)	1,191,818	1,191,818
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (e)	681,992	681,992
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (e)	3,066,371	3,066,371
Total Collateral for Securities Loaned (Cost $10,298,696)		10,298,696
Total Investments (Cost $63,130,531) — 114.0%		75,977,890
Liabilities in excess of other assets — (14.0)%		(9,302,728)
NET ASSETS — 100.00%		$66,675,162

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were 0.8% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.8% of the Fund's net assets as of June 30, 2020.

(e)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

PIPE — Private Investment in Public Equity

PLC — Public Limited Company

See notes to financial statements.

24

Victory Portfolios	Statements of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
ASSETS:
Investments, at value (Cost $1,988,562,338, $154,673,739 and $437,352,576)	$2,493,344,871	(a)	$213,880,615	(b)	$550,331,996	(c)
Cash and cash equivalents	17,664,690		2,706,569		10,752,967
Receivables:
Interest and dividends	216,341		27,810		130,495
Capital shares issued	941,292		105,544		286,742
Investments sold	43,879,976		—		4,164,859
From Adviser	108,663		39,686		119,765
Prepaid expenses	35,790		13,309		22,936
Total Assets	2,556,191,623		216,773,533		565,809,760
LIABILITIES:
Payables:
Collateral received on loaned securities	273,945,855		13,066,652		38,242,799
Investments purchased	27,530,597		742,353		9,214,404
Capital shares redeemed	2,187,200		220,015		193,507
Accrued expenses and other payables:
Investment advisory fees	1,724,681		163,704		356,743
Administration fees	110,328		9,662		25,347
Custodian fees	8,299		267		3,755
Transfer agent fees	380,948		55,331		99,160
Compliance fees	1,813		183		406
12b-1 fees	74,024		19,458		15,143
Other accrued expenses	105,755		18,133		30,939
Total Liabilities	306,069,500		14,295,758		48,182,203
NET ASSETS:
Capital	1,670,936,941		99,257,368		404,703,762
Total distributable earnings/(loss)	579,185,182		103,220,407		112,923,795
Net Assets	$2,250,122,123		$202,477,775		$517,627,557
Net Assets
Class A Shares	$646,912,930		$96,788,790		$81,701,820
Class C Shares	17,529,616		23,472,479		16,205,046
Class R Shares	6,268,801		534,657		720,517
Class R6 Shares	493,422,595		323,493		23,434,581
Class Y Shares	1,085,988,181		81,358,356		395,565,593
Total	$2,250,122,123		$202,477,775		$517,627,557
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	8,146,652		2,700,604		3,047,205
Class C Shares	265,825		830,361		702,796
Class R Shares	87,738		18,523		29,545
Class R6 Shares	5,893,552		8,467		837,692
Class Y Shares	13,004,151		2,138,812		14,151,648
Total	27,397,918		5,696,767		18,768,886
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$79.41		$35.84		$26.81
Class C Shares (d)	$65.94		$28.27		$23.06
Class R Shares	$71.45		$28.86		$24.39
Class R6 Shares	$83.72		$38.21		$27.98
Class Y Shares	$83.51		$38.04		$27.95
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$84.25		$38.03		$28.45

(a)  Includes $271,352,115 of securities on loan.

(b)  Includes $12,914,499 of securities on loan.

(c)  Includes $38,186,338 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

25

Victory Portfolios	Statements of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
ASSETS:
Investments, at value (Cost $187,431,153, $250,671,093 and $63,130,531)	$275,504,545	(a)	$369,468,807	(b)	$75,977,890	(c)
Cash and cash equivalents	1,430,779		11,227,173		566,670
Receivables:
Interest and dividends	82,454		81,610		7,333
Capital shares issued	108		302,094		484
Investments sold	3,083,277		1,634,080		1,292,390
From Adviser	49,263		7,431		6,281
Prepaid expenses	1,160		1,282		21,343
Total Assets	280,151,586		382,722,477		77,872,391
LIABILITIES:
Payables:
Collateral received on loaned securities	20,053,915		48,735,563		10,298,696
Investments purchased	1,430,678		1,179,500		822,429
Capital shares redeemed	90,925		175,789		5,053
Accrued expenses and other payables:
Investment advisory fees	156,153		262,682		40,441
Administration fees	12,594		15,999		3,262
Custodian fees	2,122		1,794		380
Transfer agent fees	35,178		51,738		11,272
Compliance fees	220		259		56
12b-1 fees	24,488		29,561		6,818
Other accrued expenses	25,735		21,090		8,822
Total Liabilities	21,832,008		50,473,975		11,197,229
NET ASSETS:
Capital	158,249,213		202,319,401		47,126,358
Total distributable earnings/(loss)	100,070,365		129,929,101		19,548,804
Net Assets	$258,319,578		$332,248,502		$66,675,162
Net Assets
Class A Shares	$226,317,838		$232,839,611		$59,950,625
Class C Shares	3,698,569		14,675,941		349,435
Class R Shares	345,284		886,315		3,031,458
Class Y Shares	27,957,887		83,846,635		3,343,644
Total	$258,319,578		$332,248,502		$66,675,162
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	10,929,392		8,413,044		3,636,798
Class C Shares	220,507		701,822		82,642
Class R Shares	18,590		38,264		240,215
Class Y Shares	1,288,555		2,788,654		196,907
Total	12,457,044		11,941,784		4,156,562
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$20.71		$27.68		$16.48
Class C Shares (d)	$16.77		$20.91		$4.23
Class R Shares	$18.57		$23.16		$12.62
Class Y Shares	$21.70		$30.07		$16.98
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$21.97		$29.37		$17.49

(a)  Includes $20,085,225 of securities on loan.

(b)  Includes $48,058,199 of securities on loan.

(c)  Includes $10,204,751 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

26

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

	Victory RS Small Cap Growth Fund	Victory RS Select Growth Fund	Victory RS Mid Cap Growth Fund
Investment Income:
Dividends	$1,771,215	$246,470	$1,020,974
Interest	191,020	11,618	26,890
Securities lending (net of fees)	643,221	33,476	209,171
Total Income	2,605,456	291,564	1,257,035
Expenses:
Investment advisory fees	9,852,267	981,601	2,072,830
Administration fees	634,396	60,021	149,275
Sub-Administration fees	7,419	7,446	7,419
12b-1 fees — Class A Shares	756,834	112,294	96,054
12b-1 fees — Class C Shares	83,300	117,713	88,191
12b-1 fees — Class R Shares	15,859	1,417	1,909
Custodian fees	60,484	7,509	12,624
Transfer agent fees — Class A Shares	436,963	58,282	56,892
Transfer agent fees — Class C Shares	9,911	13,437	9,577
Transfer agent fees — Class R Shares	6,387	1,842	1,098
Transfer agent fees — Class R6 Shares	8,969	65	361
Transfer agent fees — Class Y Shares	593,270	47,216	244,643
Trustees' fees	89,907	9,263	21,069
Compliance fees	8,632	855	2,033
Legal and audit fees	85,965	11,630	23,047
State registration and filing fees	73,328	42,987	49,242
Interfund lending fees	—	—	59
Other expenses	121,464	16,764	37,532
Total Expenses	12,845,355	1,490,342	2,873,855
Expenses waived/reimbursed by Adviser	(367,785)	(130,851)	(357,038)
Net Expenses	12,477,570	1,359,491	2,516,817
Net Investment Income (Loss)	(9,872,114)	(1,067,927)	(1,259,782)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(52,880,854)	10,672,794	8,852,381
Net change in unrealized appreciation/depreciation on investment securities	106,648,573	(473,169)	16,406,657
Net realized/unrealized gains (losses) on investments	53,767,719	10,199,625	25,259,038
Change in net assets resulting from operations	$43,895,605	$9,131,698	$23,999,256

See notes to financial statements.

27

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

	Victory RS Growth Fund	Victory RS Science and Technology Fund	Victory RS Small Cap Equity Fund
Investment Income:
Dividends	$958,321	$237,839	$53,395
Interest	7,112	14,283	5,475
Securities lending (net of fees)	23,961	231,094	20,891
Total Income	989,394	483,216	79,761
Expenses:
Investment advisory fees	912,404	1,421,008	235,122
Administration fees	74,469	87,068	19,174
Sub-Administration fees	5,904	7,446	7,446
12b-1 fees — Class A Shares	264,062	247,716	70,692
12b-1 fees — Class C Shares	18,320	65,990	2,049
12b-1 fees — Class R Shares	895	1,787	6,738
Custodian fees	6,225	11,590	3,297
Transfer agent fees — Class A Shares	89,832	111,439	29,799
Transfer agent fees — Class C Shares	2,238	6,867	302
Transfer agent fees — Class R Shares	602	874	2,341
Transfer agent fees — Class Y Shares	10,980	45,656	1,750
Trustees' fees	10,807	12,102	2,942
Compliance fees	1,032	1,170	264
Legal and audit fees	13,444	14,799	6,172
State registration and filing fees	38,880	43,751	34,711
Other expenses	12,690	25,003	4,933
Total Expenses	1,462,784	2,104,266	427,732
Expenses waived/reimbursed by Adviser	(146,326)	(24,021)	(18,859)
Net Expenses	1,316,458	2,080,245	408,873
Net Investment Income (Loss)	(327,064)	(1,597,029)	(329,112)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	7,594,959	10,808,101	(600,391)
Net change in unrealized appreciation/depreciation on investment securities	10,028,316	39,222,521	2,214,724
Net realized/unrealized gains (losses) on investments	17,623,275	50,030,622	1,614,333
Change in net assets resulting from operations	$17,296,211	$48,433,593	$1,285,221

See notes to financial statements.

28

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$(9,872,114)	$(18,309,524)	$(1,067,927)	$(2,580,310)	$(1,259,782)	$(2,481,501)
Net realized gains (losses) from investment transactions	(52,880,854)	374,740,043	10,672,794	54,394,565	8,852,381	5,937,106
Net change in unrealized appreciation/ depreciation on investments	106,648,573	272,638,580	(473,169)	19,783,471	16,406,657	95,247,594
Change in net assets resulting from operations	43,895,605	629,069,099	9,131,698	71,597,726	23,999,256	98,703,199
Distributions to Shareholders:
Class A Shares	—	(57,940,117)	—	(11,607,770)	—	—
Class C Shares	—	(1,811,529)	—	(3,987,456)	—	—
Class R Shares	—	(725,922)	—	(83,853)	—	—
Class R6 Shares	—	(35,271,765)	—	(33,206)	—	—
Class Y Shares	—	(91,533,905)	—	(10,834,909)	—	—
Change in net assets resulting from distributions to shareholders	—	(187,283,238)	—	(26,547,194)	—	—
Change in net assets resulting from capital transactions	(80,911,700)	244,715,312	(26,818,434)	(72,669,141)	(26,359,698)	79,815,678
Change in net assets	(37,016,095)	686,501,173	(17,686,736)	(27,618,609)	(2,360,442)	178,518,877
Net Assets:
Beginning of period	2,287,138,218	1,600,637,045	220,164,511	247,783,120	519,987,999	341,469,122
End of period	$2,250,122,123	$2,287,138,218	$202,477,775	$220,164,511	$517,627,557	$519,987,999

  (continues on next page)

See notes to financial statements.

29

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$30,691,295	$142,955,975	$3,193,242	$8,995,981	$1,717,780	$7,679,624
Distributions reinvested	—	56,001,065	—	11,220,690	—	—
Cost of shares redeemed	(83,638,384)	(144,757,608)	(8,761,858)	(34,103,074)	(6,224,649)	(20,994,420)
Total Class A Shares	$(52,947,089)	$54,199,432	$(5,568,616)	$(13,886,403)	$(4,506,869)	$(13,314,796)
Class C Shares
Proceeds from shares issued	$2,045,186	$4,638,000	$253,885	$1,172,611	$246,657	$1,091,058
Distributions reinvested	—	1,567,471	—	3,691,152	—	—
Cost of shares redeemed	(3,410,604)	(4,534,786)	(4,796,742)	(14,429,238)	(4,666,534)	(3,720,853)
Total Class C Shares	$(1,365,418)	$1,670,685	$(4,542,857)	$(9,565,475)	$(4,419,877)	$(2,629,795)
Class R Shares
Proceeds from shares issued	$929,896	$3,104,717	$66,336	$229,179	$147,983	$109,581
Distributions reinvested	—	725,922	—	43,116	—	—
Cost of shares redeemed	(2,677,679)	(4,973,375)	(171,862)	(503,698)	(383,852)	(621,978)
Total Class R Shares	$(1,747,783)	$(1,142,736)	$(105,526)	$(231,403)	$(235,869)	$(512,397)
Class R6 Shares
Proceeds from shares issued	$117,212,671	$329,155,802	$7,320	$16,248	$6,327,725	$16,219,140
Distributions reinvested	—	24,270,509	—	33,206	—	—
Cost of shares redeemed	(77,874,317)	(61,983,716)	(4,898)	(27,077)	(4,569,123)	(1,352,556)
Total Class R6 Shares	$39,338,354	$291,442,595	$2,422	$22,377	$1,758,602	$14,866,584
Class Y Shares
Proceeds from shares issued	$168,984,602	$289,704,953	$7,283,086	$18,878,964	$51,282,931	$205,621,682
Distributions reinvested	—	84,364,967	—	9,975,034	—	—
Cost of shares redeemed	(233,174,366)	(475,524,584)	(23,886,943)	(77,862,235)	(70,238,616)	(124,215,600)
Total Class Y Shares	$(64,189,764)	$(101,454,664)	$(16,603,857)	$(49,008,237)	$(18,955,685)	$81,406,082
Change in net assets resulting from capital transactions	$(80,911,700)	$244,715,312	$(26,818,434)	$(72,669,141)	$(26,359,698)	$79,815,678

(continues on next page)

See notes to financial statements.

30

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Share Transactions:
Class A Shares
Issued	432,087	1,896,687	98,814	262,448	70,725	313,448
Reinvested	—	739,093	—	334,946	—	—
Redeemed	(1,191,215)	(1,900,975)	(276,768)	(978,442)	(266,322)	(851,382)
Total Class A Shares	(759,128)	734,805	(177,954)	(381,048)	(195,597)	(537,934)
Class C Shares
Issued	35,281	73,386	10,142	42,508	12,764	52,282
Reinvested	—	24,810	—	139,131	—	—
Redeemed	(58,239)	(70,038)	(187,756)	(506,621)	(227,748)	(173,253)
Total Class C Shares	(22,958)	28,158	(177,614)	(324,982)	(214,984)	(120,971)
Class R Shares
Issued	14,460	44,878	2,701	8,420	7,823	4,976
Reinvested	—	10,621	—	1,594	—	—
Redeemed	(41,825)	(70,784)	(6,308)	(16,917)	(18,024)	(27,710)
Total Class R Shares	(27,365)	(15,285)	(3,607)	(6,903)	(10,201)	(22,734)
Class R6 Shares
Issued	1,564,330	4,132,995	227	430	257,353	631,514
Reinvested	—	304,371	—	931	—	—
Redeemed	(1,104,802)	(778,119)	(158)	(787)	(182,596)	(51,468)
Total Class R6 Shares	459,528	3,659,247	69	574	74,757	580,046
Class Y Shares
Issued	2,320,712	3,695,019	213,684	523,309	2,112,683	8,112,643
Reinvested	—	1,060,261	—	280,987	—	—
Redeemed	(3,276,353)	(5,965,460)	(723,457)	(2,124,164)	(2,825,414)	(4,972,460)
Total Class Y Shares	(955,641)	(1,210,180)	(509,773)	(1,319,868)	(712,731)	3,140,183
Change in Shares	(1,305,564)	3,196,745	(868,879)	(2,032,227)	(1,058,756)	3,038,590
See notes to financial statements.

31

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$(327,064)	$(368,637)	$(1,597,029)	$(2,964,010)	$(329,112)	$(643,046)
Net realized gains (losses) from investment transactions	7,594,959	32,101,114	10,808,101	36,408,035	(600,391)	12,548,237
Net change in unrealized appreciation/ depreciation on investments	10,028,316	32,008,409	39,222,521	48,008,708	2,214,724	9,277,446
Change in net assets resulting from operations	17,296,211	63,740,886	48,433,593	81,452,733	1,285,221	21,182,637
Distributions to Shareholders:
Class A Shares	—	(21,706,016)	—	(16,847,930)	—	(6,685,748)
Class C Shares	—	(511,609)	—	(1,507,003)	—	(183,966)
Class R Shares	—	(45,536)	—	(65,870)	—	(383,511)
Class Y Shares	—	(2,901,012)	—	(6,017,832)	—	(338,729)
Change in net assets resulting from distributions to shareholders	—	(25,164,173)	—	(24,438,635)	—	(7,591,954)
Change in net assets resulting from capital transactions	(18,631,018)	1,476,091	(8,510,081)	28,962,815	(4,483,463)	(1,004,760)
Change in net assets	(1,334,807)	40,052,804	39,923,512	85,976,913	(3,198,242)	12,585,923
Net Assets:
Beginning of period	259,654,385	219,601,581	292,324,990	206,348,077	69,873,404	57,287,481
End of period	$258,319,578	$259,654,385	$332,248,502	$292,324,990	$66,675,162	$69,873,404

  (continues on next page)

See notes to financial statements.

32

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,236,404	$5,052,289	$25,232,688	$37,207,174	$867,750	$2,379,117
Distributions reinvested	—	21,131,656	—	16,058,001	—	6,575,672
Cost of shares redeemed	(15,227,264)	(23,856,360)	(26,222,331)	(32,975,335)	(5,255,433)	(9,742,633)
Total Class A Shares	$(12,990,860)	$2,327,585	$(989,643)	$20,289,840	$(4,387,683)	$(787,844)
Class C Shares
Proceeds from shares issued	$105,442	$279,641	$1,631,215	$2,713,477	$6,000	$68,990
Distributions reinvested	—	421,834	—	1,377,592	—	183,966
Cost of shares redeemed	(898,752)	(1,524,992)	(2,983,589)	(4,658,036)	(138,045)	(411,685)
Total Class C Shares	$(793,310)	$(823,517)	$(1,352,374)	$(566,967)	$(132,045)	$(158,729)
Class R Shares
Proceeds from shares issued	$21,183	$55,535	$197,082	$178,010	$165,137	$211,495
Distributions reinvested	—	45,536	—	65,870	—	383,511
Cost of shares redeemed	(129,676)	(255,531)	(127,194)	(447,000)	(99,958)	(468,593)
Total Class R Shares	$(108,493)	$(154,460)	$69,888	$(203,120)	$65,179	$126,413
Class Y Shares
Proceeds from shares issued	$1,540,135	$3,050,227	$15,828,435	$38,822,411	$291,807	$1,004,953
Distributions reinvested	—	2,783,706	—	5,687,567	—	338,056
Cost of shares redeemed	(6,278,490)	(5,707,450)	(22,066,387)	(35,066,916)	(320,721)	(1,527,609)
Total Class Y Shares	$(4,738,355)	$126,483	$(6,237,952)	$9,443,062	$(28,914)	$(184,600)
Change in net assets resulting from capital transactions	$(18,631,018)	$1,476,091	$(8,510,081)	$28,962,815	$(4,483,463)	$(1,004,760)

(continues on next page)

See notes to financial statements.

33

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Share Transactions:
Class A Shares
Issued	115,702	255,580	1,062,366	1,623,445	58,993	147,134
Reinvested	—	1,113,364	—	701,529	—	417,238
Redeemed	(814,298)	(1,218,205)	(1,188,448)	(1,441,083)	(362,417)	(603,671)
Total Class A Shares	(698,596)	150,739	(126,082)	883,891	(303,424)	(39,299)
Class C Shares
Issued	7,275	17,290	92,988	150,655	1,518	12,495
Reinvested	—	27,321	—	79,309	—	45,312
Redeemed	(58,007)	(94,041)	(183,865)	(260,527)	(34,444)	(82,079)
Total Class C Shares	(50,732)	(49,430)	(90,877)	(30,563)	(32,926)	(24,272)
Class R Shares
Issued	1,271	3,130	10,009	9,259	15,195	16,640
Reinvested	—	2,666	—	3,431	—	31,721
Redeemed	(7,998)	(14,840)	(6,489)	(22,942)	(8,329)	(38,038)
Total Class R Shares	(6,727)	(9,044)	3,520	(10,252)	6,866	10,323
Class Y Shares
Issued	74,439	148,829	625,088	1,584,545	20,354	60,144
Reinvested	—	140,237	—	229,060	—	20,842
Redeemed	(350,690)	(276,822)	(911,922)	(1,445,941)	(21,713)	(89,723)
Total Class Y Shares	(276,251)	12,244	(286,834)	367,664	(1,359)	(8,737)
Change in Shares	(1,032,306)	104,509	(500,273)	1,210,740	(330,843)	(61,985)

See notes to financial statements.

34

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35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Small Cap Growth Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$77.19	(0.41)	2.63	2.22	—	—
Year Ended 12/31/19	$61.11	(0.80)	23.84	23.04	—	(6.96)
Year Ended 12/31/18	$80.96	(0.83)	(6.54)	(7.37)	—	(12.48)
Year Ended 12/31/17	$65.31	(0.75)	24.13	23.38	—	(7.73)
Year Ended 12/31/16	$64.73	(0.55)	1.13	0.58	—	—
Year Ended 12/31/15	$65.53	(0.74)	0.80	0.06	—	(0.86)
Class C
Six Months Ended 6/30/20 (unaudited)	$64.34	(0.57)	2.17	1.60	—	—
Year Ended 12/31/19	$52.19	(1.17)	20.28	19.11	—	(6.96)
Year Ended 12/31/18	$71.70	(1.31)	(5.72)	(7.03)	—	(12.48)
Year Ended 12/31/17	$58.97	(1.18)	21.64	20.46	—	(7.73)
Year Ended 12/31/16	$58.90	(0.90)	0.97	0.07	—	—
Year Ended 12/31/15	$60.15	(1.15)	0.76	(0.39)	—	(0.86)
Class R
Six Months Ended 6/30/20 (unaudited)	$69.61	(0.52)	2.36	1.84	—	—
Year Ended 12/31/19	$55.87	(1.05)	21.75	20.70	—	(6.96)
Year Ended 12/31/18	$75.55	(1.15)	(6.05)	(7.20)	—	(12.48)
Year Ended 12/31/17	$61.63	(1.04)	22.69	21.65	—	(7.73)
Year Ended 12/31/16	$61.27	(0.68)	1.04	0.36	—	—
Year Ended 12/31/15	$62.28	(0.93)	0.78	(0.15)	—	(0.86)
Class R6
Six Months Ended 6/30/20 (unaudited)	$81.24	(0.30)	2.78	2.48	—	—
Year Ended 12/31/19	$63.83	(0.58)	24.95	24.37	—	(6.96)
Year Ended 12/31/18	$83.67	(0.58)	(6.78)	(7.36)	—	(12.48)
7/12/17(e) through 12/31/17	$79.23	(0.41)	12.58	12.17	—	(7.73)
Class Y
Six Months Ended 6/30/20 (unaudited)	$81.06	(0.33)	2.78	2.45	—	—
Year Ended 12/31/19	$63.75	(0.62)	24.89	24.27	—	(6.96)
Year Ended 12/31/18	$83.64	(0.61)	(6.80)	(7.41)	—	(12.48)
Year Ended 12/31/17	$67.08	(0.53)	24.82	24.29	—	(7.73)
Year Ended 12/31/16	$66.32	(0.39)	1.16	0.77	(0.01)	—
Year Ended 12/31/15	$67.04	(0.56)	0.81	0.25	(0.11)	(0.86)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Small Cap Growth Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—	$79.41	2.88%	1.40%	(1.15)%	1.45%	$646,913	40%
Year Ended 12/31/19	(6.96)	$77.19	37.91%	1.40%	(1.06)%	1.44%	$687,425	100%
Year Ended 12/31/18	(12.48)	$61.11	(8.97)%	1.40%	(0.94)%	1.45%	$499,350	86%
Year Ended 12/31/17	(7.73)	$80.96	36.86%	1.40%	(1.00)%	1.44%	$575,227	107%
Year Ended 12/31/16	—	$65.31	0.90%	1.40%	(0.92)%	1.45%	$481,125	91%
Year Ended 12/31/15	(0.86)	$64.73	0.08%	1.40%	(1.07)%	1.41%	$767,304	94%
Class C
Six Months Ended 6/30/20 (unaudited)	—	$65.94	2.47%	2.16%	(1.91)%	2.28%	$17,530	40%
Year Ended 12/31/19	(6.96)	$64.34	36.88%	2.16%	(1.82)%	2.27%	$18,581	100%
Year Ended 12/31/18	(12.48)	$52.19	(9.66)%	2.16%	(1.71)%	2.26%	$13,602	86%
Year Ended 12/31/17	(7.73)	$71.70	35.84%	2.16%	(1.75)%	2.23%	$13,633	107%
Year Ended 12/31/16	—	$58.97	0.12%	2.16%	(1.67)%	2.22%	$13,035	91%
Year Ended 12/31/15	(0.86)	$58.90	(0.67)%	2.16%	(1.67)%	2.22%	$20,878	94%
Class R
Six Months Ended 6/30/20 (unaudited)	—	$71.45	2.64%	1.86%	(1.61)%	2.03%	$6,269	40%
Year Ended 12/31/19	(6.96)	$69.61	37.28%	1.86%	(1.52)%	1.93%	$8,012	100%
Year Ended 12/31/18	(12.48)	$55.87	(9.39)%	1.86%	(1.40)%	1.87%	$7,285	86%
Year Ended 12/31/17	(7.73)	$75.55	36.24%	1.86%	(1.46)%	1.94%	$7,698	107%
Year Ended 12/31/16	—	$61.63	0.59%	1.70%	(1.20)%	1.70%	$5,371	91%
Year Ended 12/31/15	(0.86)	$61.27	(0.26)%	1.75%	(1.41)%	1.75%	$5,241	94%
Class R6
Six Months Ended 6/30/20 (unaudited)	—	$83.72	3.05%	1.05%	(0.80)%	1.05%	$493,423	40%
Year Ended 12/31/19	(6.96)	$81.24	38.38%	1.06%	(0.72)%	1.06%	$441,471	100%
Year Ended 12/31/18	(12.48)	$63.83	(8.66)%	1.06%	(0.64)%	1.10%	$113,288	86%
7/12/17(e) through 12/31/17	(7.73)	$83.67	16.23%	1.06%	(1.03)%	1.41%	$25,551	107%
Class Y
Six Months Ended 6/30/20 (unaudited)	—	$83.51	3.01%	1.13%	(0.88)%	1.17%	$1,085,988	40%
Year Ended 12/31/19	(6.96)	$81.06	38.29%	1.13%	(0.79)%	1.15%	$1,131,648	100%
Year Ended 12/31/18	(12.48)	$63.75	(8.72)%	1.13%	(0.67)%	1.15%	$967,112	86%
Year Ended 12/31/17	(7.73)	$83.64	37.23%	1.13%	(0.68)%	1.17%	$1,081,427	107%
Year Ended 12/31/16	(0.01)	$67.08	1.16%	1.13%	(0.64)%	1.21%	$1,379,669	91%
Year Ended 12/31/15	(0.97)	$66.32	0.36%	1.13%	(0.79)%	1.18%	$1,576,927	94%

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Select Growth Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$33.81	(0.18)	2.21	2.03	—	—	$35.84	6.00%
Year Ended 12/31/19	$28.96	(0.37)	9.68	9.31	(4.46)	(4.46)	$33.81	32.29%
Year Ended 12/31/18	$46.03	(0.42)	(3.12)	(3.54)	(13.53)	(13.53)	$28.96	(7.23)%
Year Ended 12/31/17	$45.04	(0.43)	8.16	7.73	(6.74)	(6.74)	$46.03	17.10%
Year Ended 12/31/16	$43.54	(0.32)	3.30	2.98	(1.48)	(1.48)	$45.04	6.85%
Year Ended 12/31/15	$47.80	(0.41)	0.24	(0.17)	(4.09)	(4.09)	$43.54	(0.38)%
Class C
Six Months Ended 6/30/20 (unaudited)	$26.77	(0.24)	1.74	1.50	—	—	$28.27	5.60%
Year Ended 12/31/19	$23.82	(0.53)	7.94	7.41	(4.46)	(4.46)	$26.77	31.28%
Year Ended 12/31/18	$40.80	(0.70)	(2.75)	(3.45)	(13.53)	(13.53)	$23.82	(7.98)%
Year Ended 12/31/17	$40.89	(0.73)	7.38	6.65	(6.74)	(6.74)	$40.80	16.19%
Year Ended 12/31/16	$39.97	(0.60)	3.00	2.40	(1.48)	(1.48)	$40.89	6.04%
Year Ended 12/31/15	$44.57	(0.74)	0.23	(0.51)	(4.09)	(4.09)	$39.97	(1.17)%
Class R
Six Months Ended 6/30/20 (unaudited)	$27.30	(0.21)	1.77	1.56	—	—	$28.86	5.71%
Year Ended 12/31/19	$24.16	(0.45)	8.05	7.60	(4.46)	(4.46)	$27.30	31.63%
Year Ended 12/31/18	$41.06	(0.59)	(2.78)	(3.37)	(13.53)	(13.53)	$24.16	(7.70)%
Year Ended 12/31/17	$41.00	(0.61)	7.41	6.80	(6.74)	(6.74)	$41.06	16.51%
Year Ended 12/31/16	$39.93	(0.46)	3.01	2.55	(1.48)	(1.48)	$41.00	6.39%
Year Ended 12/31/15	$44.40	(0.59)	0.21	(0.38)	(4.09)	(4.09)	$39.93	(0.88)%
Class R6
Six Months Ended 6/30/20 (unaudited)	$35.99	(0.13)	2.35	2.22	—	—	$38.21	6.17%
Year Ended 12/31/19	$30.50	(0.27)	10.22	9.95	(4.46)	(4.46)	$35.99	32.76%
Year Ended 12/31/18	$47.53	(0.29)	(3.21)	(3.50)	(13.53)	(13.53)	$30.50	(6.92)%
Year Ended 12/31/17	$46.16	(0.28)	8.39	8.11	(6.74)	(6.74)	$47.53	17.48%
11/15/16(e) through 12/31/16	$46.65	(0.03)	1.02	0.99	(1.48)	(1.48)	$46.16	2.15%
Class Y
Six Months Ended 6/30/20 (unaudited)	$35.84	(0.14)	2.34	2.20	—	—	$38.04	6.14%
Year Ended 12/31/19	$30.41	(0.29)	10.18	9.89	(4.46)	(4.46)	$35.84	32.66%
Year Ended 12/31/18	$47.47	(0.30)	(3.23)	(3.53)	(13.53)	(13.53)	$30.41	(7.02)%
Year Ended 12/31/17	$46.15	(0.31)	8.37	8.06	(6.74)	(6.74)	$47.47	17.40%
Year Ended 12/31/16	$44.47	(0.21)	3.37	3.16	(1.48)	(1.48)	$46.15	7.13%
Year Ended 12/31/15	$48.61	(0.29)	0.24	(0.05)	(4.09)	(4.09)	$44.47	(0.12)%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Select Growth Fund
Class A
Six Months Ended 6/30/20 (unaudited)	1.40%	(1.10)%	1.52%	$96,789	34%
Year Ended 12/31/19	1.40%	(1.06)%	1.52%	$97,337	74%
Year Ended 12/31/18	1.40%	(0.86)%	1.50%	$94,393	79%
Year Ended 12/31/17	1.40%	(0.88)%	1.49%	$147,531	69%
Year Ended 12/31/16	1.40%	(0.74)%	1.47%	$170,825	89%
Year Ended 12/31/15	1.40%	(0.84)%	1.44%	$238	86%
Class C
Six Months Ended 6/30/20 (unaudited)	2.18%	(1.88)%	2.32%	$23,472	34%
Year Ended 12/31/19	2.18%	(1.84)%	2.30%	$26,988	74%
Year Ended 12/31/18	2.18%	(1.64)%	2.25%	$31,754	79%
Year Ended 12/31/17	2.18%	(1.66)%	2.24%	$51,208	69%
Year Ended 12/31/16	2.18%	(1.52)%	2.23%	$63,841	89%
Year Ended 12/31/15	2.18%	(1.62)%	2.20%	$83	86%
Class R
Six Months Ended 6/30/20 (unaudited)	1.91%	(1.61)%	5.31%	$535	34%
Year Ended 12/31/19	1.91%	(1.57)%	4.35%	$604	74%
Year Ended 12/31/18	1.91%	(1.38)%	3.60%	$701	79%
Year Ended 12/31/17	1.91%	(1.39)%	2.90%	$1,014	69%
Year Ended 12/31/16	1.82%	(1.17)%	1.82%	$1,440	89%
Year Ended 12/31/15	1.90%	(1.30)%	1.90%	$2	86%
Class R6
Six Months Ended 6/30/20 (unaudited)	1.06%	(0.76)%	5.59%	$323	34%
Year Ended 12/31/19	1.06%	(0.72)%	5.46%	$302	74%
Year Ended 12/31/18	1.06%	(0.59)%	6.33%	$239	79%
Year Ended 12/31/17	1.06%	(0.55)%	27.47%	$151	69%
11/15/16(e) through 12/31/16	1.06%	(0.43)%	26.37%	$51	89%
Class Y
Six Months Ended 6/30/20 (unaudited)	1.14%	(0.84)%	1.25%	$81,358	34%
Year Ended 12/31/19	1.14%	(0.80)%	1.23%	$94,933	74%
Year Ended 12/31/18	1.14%	(0.59)%	1.21%	$120,696	79%
Year Ended 12/31/17	1.14%	(0.62)%	1.20%	$244,689	69%
Year Ended 12/31/16	1.14%	(0.49)%	1.20%	$287,970	89%
Year Ended 12/31/15	1.14%	(0.58)%	1.18%	$403	86%

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Return of Capital
Victory RS Mid Cap Growth Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$25.56	(0.08)	1.33	1.25	—	—
Year Ended 12/31/19	$19.96	(0.17)	5.77	5.60	—	—
Year Ended 12/31/18	$25.77	(0.14)	(1.79)	(1.93)	(3.00)	(0.88)
Year Ended 12/31/17	$21.32	(0.10)	4.55	4.45	—	—
Year Ended 12/31/16	$20.29	(0.07)	1.10	1.03	—	—
Year Ended 12/31/15	$20.14	(0.08)	0.23	0.15	—	—
Class C
Six Months Ended 6/30/20 (unaudited)	$22.08	(0.17)	1.15	0.98	—	—
Year Ended 12/31/19	$17.40	(0.34)	5.02	4.68	—	—
Year Ended 12/31/18	$23.22	(0.35)	(1.59)	(1.94)	(3.65)	(0.23)
Year Ended 12/31/17	$19.38	(0.28)	4.12	3.84	—	—
Year Ended 12/31/16	$18.61	(0.23)	1.00	0.77	—	—
Year Ended 12/31/15	$18.64	(0.25)	0.22	(0.03)	—	—
Class R
Six Months Ended 6/30/20 (unaudited)	$23.32	(0.14)	1.21	1.07	—	—
Year Ended 12/31/19	$18.31	(0.28)	5.29	5.01	—	—
Year Ended 12/31/18	$24.14	(0.29)	(1.66)	(1.95)	(3.86)	(0.02)
Year Ended 12/31/17	$20.09	(0.23)	4.28	4.05	—	—
Year Ended 12/31/16	$19.22	(0.16)	1.03	0.87	—	—
Year Ended 12/31/15	$19.18	(0.18)	0.22	0.04	—	—
Class R6
Six Months Ended 6/30/20 (unaudited)	$26.63	(0.05)	1.40	1.35	—	—
Year Ended 12/31/19	$20.74	(0.11)	6.00	5.89	—	—
Year Ended 12/31/18	$26.55	(0.07)	(1.86)	(1.93)	(3.84)	(0.04)
Year Ended 12/31/17	$21.90	(0.04)	4.69	4.65	—	—
11/15/16(e) through 12/31/16	$21.30	— (f)	0.60	0.60	—	—
Class Y
Six Months Ended 6/30/20 (unaudited)	$26.61	(0.06)	1.40	1.34	—	—
Year Ended 12/31/19	$20.73	(0.11)	5.99	5.88	—	—
Year Ended 12/31/18	$26.54	(0.08)	(1.85)	(1.93)	(1.17)	(2.71)
Year Ended 12/31/17	$21.90	(0.04)	4.68	4.64	—	—
Year Ended 12/31/16	$20.79	(0.02)	1.13	1.11	—	—
Year Ended 12/31/15	$20.58	(0.03)	0.24	0.21	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Mid Cap Growth Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—	$26.81	4.89%	1.20%	(0.68)%	1.37%	$81,702	52%
Year Ended 12/31/19	—	$25.56	28.06%	1.20%	(0.67)%	1.35%	$82,888	86%
Year Ended 12/31/18	(3.88)	$19.96	(7.37)%	1.20%	(0.53)%	1.34%	$75,451	126%
Year Ended 12/31/17	—	$25.77	20.87%	1.20%	(0.44)%	1.29%	$108,271	86%
Year Ended 12/31/16	—	$21.32	5.08%	1.20%	(0.35)%	1.27%	$231,056	138%
Year Ended 12/31/15	—	$20.29	0.74%	1.23%	(0.39)%	1.31%	$196,437	120%
Class C
Six Months Ended 6/30/20 (unaudited)	—	$23.06	4.44%	2.11%	(1.59)%	2.15%	$16,205	52%
Year Ended 12/31/19	—	$22.08	26.90%	2.11%	(1.58)%	2.12%	$20,266	86%
Year Ended 12/31/18	(3.88)	$17.40	(8.23)%	2.11%	(1.44)%	2.12%	$18,072	126%
Year Ended 12/31/17	—	$23.22	19.81%	2.10%	(1.33)%	2.10%	$23,264	86%
Year Ended 12/31/16	—	$19.38	4.14%	2.11%	(1.25)%	2.11%	$24,618	138%
Year Ended 12/31/15	—	$18.61	(0.16)%	2.11%	(1.30)%	2.11%	$26,793	120%
Class R
Six Months Ended 6/30/20 (unaudited)	—	$24.39	4.59%	1.80%	(1.29)%	4.00%	$721	52%
Year Ended 12/31/19	—	$23.32	27.36%	1.80%	(1.26)%	3.41%	$927	86%
Year Ended 12/31/18	(3.88)	$18.31	(7.99)%	1.80%	(1.13)%	2.68%	$1,144	126%
Year Ended 12/31/17	—	$24.14	20.21%	1.80%	(1.03)%	2.43%	$1,685	86%
Year Ended 12/31/16	—	$20.09	4.53%	1.69%	(0.84)%	1.69%	$1,486	138%
Year Ended 12/31/15	—	$19.22	0.21%	1.74%	(0.93)%	1.74%	$1,740	120%
Class R6
Six Months Ended 6/30/20 (unaudited)	—	$27.98	5.03%	0.94%	(0.42)%	1.01%	$23,435	52%
Year Ended 12/31/19	—	$26.63	28.40%	0.94%	(0.44)%	1.05%	$20,321	86%
Year Ended 12/31/18	(3.88)	$20.74	(7.15)%	0.94%	(0.26)%	1.32%	$3,793	126%
Year Ended 12/31/17	—	$26.55	21.23%	0.94%	(0.17)%	2.26%	$2,132	86%
11/15/16(e) through 12/31/16	—	$21.90	2.82%	0.94%	(0.02)%	25.90%	$60	138%
Class Y
Six Months Ended 6/30/20 (unaudited)	—	$27.95	5.04%	0.95%	(0.43)%	1.10%	$395,566	52%
Year Ended 12/31/19	—	$26.61	28.36%	0.95%	(0.43)%	1.10%	$395,586	86%
Year Ended 12/31/18	(3.88)	$20.73	(7.15)%	0.95%	(0.27)%	1.05%	$243,009	126%
Year Ended 12/31/17	—	$26.54	21.19%	0.95%	(0.18)%	1.06%	$310,050	86%
Year Ended 12/31/16	—	$21.90	5.34%	0.95%	(0.10)%	1.05%	$168,936	138%
Year Ended 12/31/15	—	$20.79	1.02%	0.97%	(0.15)%	1.08%	$173,629	120%

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

(f)  Amount is less than $0.005 per share.
See notes to financial statements.

41

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Growth Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$19.22	(0.03)	1.52	1.49	—	—	$20.71	7.75%
Year Ended 12/31/19	$16.40	(0.03)	4.90	4.87	(2.05)	(2.05)	$19.22	29.83%
Year Ended 12/31/18	$20.60	(0.06)	(1.36)	(1.42)	(2.78)	(2.78)	$16.40	(6.81)%
Year Ended 12/31/17	$16.44	(0.02)	5.24	5.22	(1.06)	(1.06)	$20.60	31.75%
Year Ended 12/31/16	$17.49	(0.02)	0.36	0.34	(1.39)	(1.39)	$16.44	1.86%
Year Ended 12/31/15	$18.01	(0.03)	0.74	0.71	(1.23)	(1.23)	$17.49	3.94%
Class C
Six Months Ended 6/30/20 (unaudited)	$15.63	(0.09)	1.23	1.14	—	—	$16.77	7.29%
Year Ended 12/31/19	$13.75	(0.16)	4.09	3.93	(2.05)	(2.05)	$15.63	28.74%
Year Ended 12/31/18	$17.90	(0.21)	(1.16)	(1.37)	(2.78)	(2.78)	$13.75	(7.56)%
Year Ended 12/31/17	$14.51	(0.15)	4.60	4.45	(1.06)	(1.06)	$17.90	30.57%
Year Ended 12/31/16	$15.73	(0.14)	0.31	0.17	(1.39)	(1.39)	$14.51	1.05%
Year Ended 12/31/15	$16.45	(0.17)	0.68	0.51	(1.23)	(1.23)	$15.73	3.09%
Class R
Six Months Ended 6/30/20 (unaudited)	$17.29	(0.08)	1.36	1.28	—	—	$18.57	7.40%
Year Ended 12/31/19	$15.00	(0.14)	4.48	4.34	(2.05)	(2.05)	$17.29	29.08%
Year Ended 12/31/18	$19.22	(0.18)	(1.26)	(1.44)	(2.78)	(2.78)	$15.00	(7.41)%
Year Ended 12/31/17	$15.49	(0.13)	4.92	4.79	(1.06)	(1.06)	$19.22	30.92%
Year Ended 12/31/16	$16.65	(0.11)	0.34	0.23	(1.39)	(1.39)	$15.49	1.29%
Year Ended 12/31/15	$17.31	(0.14)	0.71	0.57	(1.23)	(1.23)	$16.65	3.28%
Class Y
Six Months Ended 6/30/20 (unaudited)	$20.11	— (e)	1.59	1.59	—	—	$21.70	7.91%
Year Ended 12/31/19	$17.04	0.02	5.10	5.12	(2.05)	(2.05)	$20.11	30.18%
Year Ended 12/31/18	$21.23	— (e)	(1.41)	(1.41)	(2.78)	(2.78)	$17.04	(6.56)%
Year Ended 12/31/17	$16.88	0.03	5.38	5.41	(1.06)	(1.06)	$21.23	32.05%
Year Ended 12/31/16	$17.87	0.03	0.37	0.40	(1.39)	(1.39)	$16.88	2.16%
Year Ended 12/31/15	$18.33	0.02	0.75	0.77	(1.23)	(1.23)	$17.87	4.20%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Growth Fund
Class A
Six Months Ended 6/30/20 (unaudited)	1.10%	(0.29)%	1.20%	$226,318	43%
Year Ended 12/31/19	1.10%	(0.16)%	1.19%	$223,503	95%
Year Ended 12/31/18	1.10%	(0.28)%	1.19%	$188,220	87%
Year Ended 12/31/17	1.10%	(0.09)%	1.20%	$218,238	74%
Year Ended 12/31/16	1.10%	(0.09)%	1.20%	$189,921	123%
Year Ended 12/31/15	1.10%	(0.18)%	1.19%	$204,027	105%
Class C
Six Months Ended 6/30/20 (unaudited)	1.93%	(1.12)%	2.46%	$3,699	43%
Year Ended 12/31/19	1.93%	(0.99)%	2.33%	$4,240	95%
Year Ended 12/31/18	1.93%	(1.10)%	2.20%	$4,409	87%
Year Ended 12/31/17	1.93%	(0.92)%	2.10%	$6,974	74%
Year Ended 12/31/16	1.93%	(0.93)%	2.06%	$8,487	123%
Year Ended 12/31/15	1.93%	(1.02)%	2.02%	$11,553	105%
Class R
Six Months Ended 6/30/20 (unaudited)	1.71%	(0.90)%	6.52%	$345	43%
Year Ended 12/31/19	1.71%	(0.77)%	5.41%	$438	95%
Year Ended 12/31/18	1.71%	(0.88)%	3.49%	$516	87%
Year Ended 12/31/17	1.71%	(0.70)%	2.72%	$830	74%
Year Ended 12/31/16	1.71%	(0.69)%	1.77%	$1,054	123%
Year Ended 12/31/15	1.71%	(0.80)%	1.79%	$979	105%
Class Y
Six Months Ended 6/30/20 (unaudited)	0.83%	(0.01)%	1.00%	$27,958	43%
Year Ended 12/31/19	0.83%	0.11%	0.98%	$31,473	95%
Year Ended 12/31/18	0.83%	(0.01)%	0.97%	$26,457	87%
Year Ended 12/31/17	0.83%	0.17%	0.97%	$30,309	74%
Year Ended 12/31/16	0.83%	0.17%	0.95%	$25,107	123%
Year Ended 12/31/15	0.83%	0.10%	0.95%	$38,301	105%

See notes to financial statements.

43

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Science and Technology Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$23.37	(0.13)	4.44		4.31	—	—	—		$27.68	18.44%
Year Ended 12/31/19	$18.34	(0.26)	7.43		7.17	(2.14)	(2.14)	—		$23.37	39.32%
Year Ended 12/31/18	$21.56	(0.27)	0.06	(e)	(0.21)	(3.01)	(3.01)	—		$18.34	(0.73)%
Year Ended 12/31/17	$17.49	(0.25)	8.04		7.79	(3.72)	(3.72)	—		$21.56	44.74%
Year Ended 12/31/16	$17.35	(0.22)	2.64		2.42	(2.28)	(2.28)	—	(f)	$17.49	13.80	%(g)
Year Ended 12/31/15	$18.13	(0.19)	1.26		1.07	(1.85)	(1.85)	—		$17.35	5.89%
Class C
Six Months Ended 6/30/20 (unaudited)	$17.73	(0.17)	3.35		3.18	—	—	—		$20.91	17.94%
Year Ended 12/31/19	$14.40	(0.35)	5.82		5.47	(2.14)	(2.14)	—		$17.73	38.27%
Year Ended 12/31/18	$17.73	(0.38)	0.06	(e)	(0.32)	(3.01)	(3.01)	—		$14.40	(1.58)%
Year Ended 12/31/17	$14.96	(0.36)	6.85		6.49	(3.72)	(3.72)	—		$17.73	43.70%
Year Ended 12/31/16	$15.25	(0.31)	2.30		1.99	(2.28)	(2.28)	—	(f)	$14.96	12.87	%(g)
Year Ended 12/31/15	$16.27	(0.29)	1.12		0.83	(1.85)	(1.85)	—		$15.25	5.08%
Class R
Six Months Ended 6/30/20 (unaudited)	$19.60	(0.16)	3.72		3.56	—	—	—		$23.16	18.16%
Year Ended 12/31/19	$15.70	(0.31)	6.35		6.04	(2.14)	(2.14)	—		$19.60	38.73%
Year Ended 12/31/18	$18.99	(0.33)	0.05	(e)	(0.28)	(3.01)	(3.01)	—		$15.70	(1.20)%
Year Ended 12/31/17	$15.78	(0.31)	7.24		6.93	(3.72)	(3.72)	—		$18.99	44.05%
Year Ended 12/31/16	$15.91	(0.26)	2.41		2.15	(2.28)	(2.28)	—	(f)	$15.78	13.41	%(g)
Year Ended 12/31/15	$16.85	(0.25)	1.16		0.91	(1.85)	(1.85)	—		$15.91	5.38%
Class Y
Six Months Ended 6/30/20 (unaudited)	$25.36	(0.11)	4.82		4.71	—	—	—		$30.07	18.57%
Year Ended 12/31/19	$19.72	(0.22)	8.00		7.78	(2.14)	(2.14)	—		$25.36	39.66%
Year Ended 12/31/18	$22.90	(0.22)	0.05	(e)	(0.17)	(3.01)	(3.01)	—		$19.72	(0.51)%
Year Ended 12/31/17	$18.37	(0.21)	8.46		8.25	(3.72)	(3.72)	—		$22.90	45.11%
Year Ended 12/31/16	$18.08	(0.18)	2.75		2.57	(2.28)	(2.28)	—	(f)	$18.37	14.07	%(g)
Year Ended 12/31/15	$18.78	(0.14)	1.29		1.15	(1.85)	(1.85)	—		$18.08	6.11%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Science and Technology Fund
Class A
Six Months Ended 6/30/20 (unaudited)	1.49%	(1.15)%	1.49%	$232,840	13%
Year Ended 12/31/19	1.48%	(1.14)%	1.48%	$199,591	88%
Year Ended 12/31/18	1.47%	(1.10)%	1.47%	$140,389	83%
Year Ended 12/31/17	1.49%	(1.18)%	1.49%	$146,002	89%
Year Ended 12/31/16	1.51%	(1.24)%	1.52%	$105,041	114%
Year Ended 12/31/15	1.49%	(1.01)%	1.49%	$109,201	119%
Class C
Six Months Ended 6/30/20 (unaudited)	2.28%	(1.94)%	2.35%	$14,676	13%
Year Ended 12/31/19	2.28%	(1.94)%	2.34%	$14,054	88%
Year Ended 12/31/18	2.28%	(1.91)%	2.31%	$11,857	83%
Year Ended 12/31/17	2.28%	(1.97)%	2.31%	$11,831	89%
Year Ended 12/31/16	2.32%	(2.05)%	2.32%	$10,332	114%
Year Ended 12/31/15	2.28%	(1.79)%	2.28%	$11,160	119%
Class R
Six Months Ended 6/30/20 (unaudited)	1.93%	(1.59)%	4.26%	$886	13%
Year Ended 12/31/19	1.93%	(1.59)%	4.28%	$681	88%
Year Ended 12/31/18	1.93%	(1.56)%	2.75%	$707	83%
Year Ended 12/31/17	1.93%	(1.62)%	2.54%	$1,705	89%
Year Ended 12/31/16	1.91%	(1.63)%	1.91%	$1,394	114%
Year Ended 12/31/15	1.93%	(1.45)%	1.93%	$1,281	119%
Class Y
Six Months Ended 6/30/20 (unaudited)	1.24%	(0.90)%	1.27%	$83,847	13%
Year Ended 12/31/19	1.24%	(0.89)%	1.26%	$77,998	88%
Year Ended 12/31/18	1.24%	(0.85)%	1.25%	$53,395	83%
Year Ended 12/31/17	1.24%	(0.92)%	1.26%	$32,047	89%
Year Ended 12/31/16	1.28%	(1.01)%	1.29%	$19,335	114%
Year Ended 12/31/15	1.24%	(0.74)%	1.24%	$27,416	119%

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Amount is less than $0.005 per share.

(g)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

45

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)
Victory RS Small Cap Equity Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$16.05	(0.08)	0.51	0.43	—	—	—	$16.48	2.68%
Year Ended 12/31/19	$12.97	(0.15)	5.11	4.96	(1.88)	(1.88)	—	$16.05	38.49%
Year Ended 12/31/18	$18.88	(0.16)	(1.47)	(1.63)	(4.28)	(4.28)	—	$12.97	(8.39)%
Year Ended 12/31/17	$14.41	(0.14)	5.55	5.41	(0.94)	(0.94)	—	$18.88	37.57%
Year Ended 12/31/16	$14.24	(0.12)	0.28	0.16	—	—	0.01	$14.41	1.19	%(e)
Year Ended 12/31/15	$19.81	(0.20)	0.38	0.18	(5.75)	(5.75)	—	$14.24	0.61%
Class C
Six Months Ended 6/30/20 (unaudited)	$4.13	(0.04)	0.14	0.10	—	—	—	$4.23	2.42%
Year Ended 12/31/19	$4.40	(0.09)	1.70	1.61	(1.88)	(1.88)	—	$4.13	37.26%
Year Ended 12/31/18	$9.61	(0.17)	(0.76)	(0.93)	(4.28)	(4.28)	—	$4.40	(9.23)%
Year Ended 12/31/17	$7.74	(0.15)	2.96	2.81	(0.94)	(0.94)	—	$9.61	36.34%
Year Ended 12/31/16	$7.71	(0.12)	0.14	0.02	—	—	0.01	$7.74	0.39	%(e)
Year Ended 12/31/15	$13.42	(0.25)	0.29	0.04	(5.75)	(5.75)	—	$7.71	(0.17)%
Class R
Six Months Ended 6/30/20 (unaudited)	$12.32	(0.09)	0.39	0.30	—	—	—	$12.62	2.44%
Year Ended 12/31/19	$10.32	(0.18)	4.06	3.88	(1.88)	(1.88)	—	$12.32	37.91%
Year Ended 12/31/18	$16.08	(0.23)	(1.25)	(1.48)	(4.28)	(4.28)	—	$10.32	(8.92)%
Year Ended 12/31/17	$12.44	(0.20)	4.78	4.58	(0.94)	(0.94)	—	$16.08	36.84%
Year Ended 12/31/16	$12.33	(0.14)	0.24	0.10	—	—	0.01	$12.44	0.89	%(e)
Year Ended 12/31/15	$17.99	(0.26)	0.35	0.09	(5.75)	(5.75)	—	$12.33	0.16%
Class Y
Six Months Ended 6/30/20 (unaudited)	$16.52	(0.06)	0.52	0.46	—	—	—	$16.98	2.78%
Year Ended 12/31/19	$13.29	(0.13)	5.24	5.11	(1.88)	(1.88)	—	$16.52	38.69%
Year Ended 12/31/18	$19.20	(0.14)	(1.49)	(1.63)	(4.28)	(4.28)	—	$13.29	(8.23)%
Year Ended 12/31/17	$14.62	(0.14)	5.66	5.52	(0.94)	(0.94)	—	$19.20	37.78%
Year Ended 12/31/16	$14.39	(0.08)	0.30	0.22	—	—	0.01	$14.62	1.60	%(e)
Year Ended 12/31/15	$20.04	(0.16)	0.26	0.10	(5.75)	(5.75)	—	$14.39	0.18%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

46

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Small Cap Equity Fund
Class A
Six Months Ended 6/30/20 (unaudited)	1.29%	(1.03)%	1.29%	$59,951	38%
Year Ended 12/31/19	1.26%	(0.93)%	1.26%	$63,247	89%
Year Ended 12/31/18	1.22%	(0.78)%	1.22%	$51,619	77%
Year Ended 12/31/17	1.25%	(0.84)%	1.25%	$65,514	79%
Year Ended 12/31/16	1.35%	(0.88)%	1.36%	$52,075	86%
Year Ended 12/31/15	1.30%	0.97%	1.30%	$65	98%
Class C
Six Months Ended 6/30/20 (unaudited)	2.10%	(1.85)%	5.21%	$349	38%
Year Ended 12/31/19	2.10%	(1.76)%	3.86%	$478	89%
Year Ended 12/31/18	2.10%	(1.71)%	4.24%	$616	77%
Year Ended 12/31/17	2.10%	(1.69)%	3.87%	$533	79%
Year Ended 12/31/16	2.10%	(1.64)%	3.14%	$410	86%
Year Ended 12/31/15	2.10%	1.77%	2.39%	$1	98%
Class R
Six Months Ended 6/30/20 (unaudited)	1.75%	(1.49)%	2.07%	$3,031	38%
Year Ended 12/31/19	1.75%	(1.42)%	2.05%	$2,874	89%
Year Ended 12/31/18	1.75%	(1.30)%	1.88%	$2,303	77%
Year Ended 12/31/17	1.75%	(1.34)%	1.97%	$3,381	79%
Year Ended 12/31/16	1.70%	(1.24)%	1.70%	$2,954	86%
Year Ended 12/31/15	1.71%	(1.39)%	1.71%	$3,662	98%
Class Y
Six Months Ended 6/30/20 (unaudited)	1.10%	(0.84)%	1.64%	$3,344	38%
Year Ended 12/31/19	1.10%	(0.77)%	1.43%	$3,275	89%
Year Ended 12/31/18	1.10%	(0.69)%	1.68%	$2,750	77%
Year Ended 12/31/17	1.10%	(0.78)%	1.34%	$6,398	79%
Year Ended 12/31/16	1.10%	(0.64)%	1.24%	$1,834	86%
Year Ended 12/31/15	1.07%	(0.76)%	1.07%	$3,804	98%

See notes to financial statements.

47

Victory Portfolios	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following six Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS Small Cap Growth Fund	RS Small Cap Growth Fund	Classes A, C, R, R6 and Y
Victory RS Select Growth Fund	RS Select Growth Fund	Classes A, C, R, R6 and Y
Victory RS Mid Cap Growth Fund	RS Mid Cap Growth Fund	Classes A, C, R, R6 and Y
Victory RS Growth Fund	RS Growth Fund	Classes A, C, R and Y
Victory RS Science and Technology Fund	RS Science and Technology Fund	Classes A, C, R and Y
Victory RS Small Cap Equity Fund	RS Small Cap Equity Fund	Classes A, C, R and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
RS Small Cap Growth Fund
Common Stocks	$2,202,187,385	$9,596,066	$—	$2,211,783,451
Preferred Stocks	—	7,615,565	—	7,615,565
Collateral for Securities Loaned	273,945,855	—	—	273,945,855
Total	$2,476,133,240	$17,211,631	$—	$2,493,344,871
RS Select Growth Fund
Common Stocks	$200,813,963	$—	$—	$200,813,963
Collateral for Securities Loaned	13,066,652	—	—	13,066,652
Total	$213,880,615	$—	$—	$213,880,615
RS Mid Cap Growth Fund
Common Stocks	$512,089,197	$—	$—	$512,089,197
Collateral for Securities Loaned	38,242,799	—	—	38,242,799
Total	$550,331,996	$—	$—	$550,331,996
RS Growth Fund
Common Stocks	$255,450,630	$—	$—	$255,450,630
Collateral for Securities Loaned	20,053,915	—	—	20,053,915
Total	$275,504,545	$—	$—	$275,504,545
RS Science and Technology Fund
Common Stocks	$316,662,472	$4,070,772	$—	$320,733,244
Collateral for Securities Loaned	48,735,563	—	—	48,735,563
Total	$365,398,035	$4,070,772	$—	$369,468,807
RS Small Cap Equity Fund
Common Stocks	$65,164,241	$287,101	$—	$65,451,342
Preferred Stocks	—	227,852	—	227,852
Collateral for Securities Loaned	10,298,696	—	—	10,298,696
Total	$75,462,937	$514,953	$—	$75,977,890

49

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30	Between 30 & 90 Days	90 Days	Net Amount
RS Small Cap Growth Fund	$271,352,115	$271,352,115	$—	$—	$—	$—
RS Select Growth Fund	12,914,499	12,914,499	—	—	—	—
RS Mid Cap Growth Fund	38,186,338	38,186,338	—	—	—	—
RS Growth Fund	20,085,225	20,085,225	—	—	—	—
RS Science and Technology Fund	48,058,199	48,058,199	—	—	—	—
RS Small Cap Equity Fund	10,204,751	10,204,751	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

51

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows:

	Purchases	Sales
RS Small Cap Growth Fund	$823,712,937	$904,706,076
RS Select Growth Fund	67,517,627	95,664,816
RS Mid Cap Growth Fund	251,810,439	278,524,049
RS Growth Fund	104,863,263	126,570,156
RS Science and Technology Fund	37,492,563	56,058,042
RS Small Cap Equity Fund	23,918,889	28,322,761

For the six months ended June 30, 2020, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
RS Small Cap Growth Fund	0.95%
RS Select Growth Fund	1.00%
RS Mid Cap Growth Fund	0.85%
RS Growth Fund	0.75%
RS Science and Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Funds to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statements of Operations as Sub-Administration fees.

Citibank acts as the custodian of the Funds' assets pursuant to the Global Custodial Services Agreement (the "Custody Agreement"). Citibank's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. Pursuant to the Custody Agreement, Citibank also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Citibank may, with the approval of a Fund and at its own expense, open and maintain a sub-custody account or accounts on behalf of a Fund, provided that it shall remain liable for the performance of all of its duties under the Custody Agreement.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statements of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended June 30, 2020, the Distributor received approximately $23,573 from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limits (excluding voluntary waivers) are as follows:

	Member Class In effect May 1, 2020 until April 30, 2021
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Class Y Shares
RS Small Cap Growth Fund	1.40%	2.16%	1.86%	1.06%	1.13%
RS Select Growth Fund	1.40%	2.18%	1.91%	1.06%	1.14%
RS Mid Cap Growth Fund	1.20%	2.11%	1.80%	0.94%	0.95%
RS Growth Fund	1.10%	1.93%	1.71%	N/A	0.83%
RS Science and Technology Fund	1.49%	2.28%	1.93%	N/A	1.24%
RS Small Cap Equity Fund	1.35%	2.10%	1.75%	N/A	1.10%

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended June 30, 2020, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of June 30, 2020, the following amounts are available to be repaid to the Adviser.

	Expires December 30, 2020	Expires December 30, 2021	Expires December 30, 2022	Expires December 31, 2023	Total
RS Small Cap Growth Fund	$745,744	$578,670	$506,151	$367,785	$2,198,350
RS Select Growth Fund	384,612	334,454	285,457	130,851	1,135,374
RS Mid Cap Growth Fund	419,215	394,372	681,628	357,038	1,852,253
RS Growth Fund	278,667	283,325	288,176	146,326	996,494
RS Science and Technology Fund	18,803	25,649	41,114	24,021	109,587
RS Small Cap Equity Fund	22,386	28,246	30,362	18,859	99,853

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either

54

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend money to and borrow money from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending income.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2020, were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
RS Mid Cap Growth Fund	Borrower	$—	$1,225,000	1	1.75%	$1,225,000

*  For the six months ended June 30, 2020, based on the number of days borrowings were outstanding.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

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7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the following Fund had net capital loss carryforwards as summarized in the table below:

	Short-Term Amount	Long-Term Amount	Total
RS Mid Cap Growth Fund	$2,653,428	$—	$2,653,428

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholder listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds. Shareholders of record may hold Fund shares for the benefit of their customers.

	Shareholder	Percent
RS Mid Cap Growth Fund	Pershing LLC	58.1%

56

Victory Portfolios	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
RS Small Cap Growth Fund
Class A Shares	$1,000.00	$1,028.80	$1,017.90	$7.06	$7.02	1.40%
Class C Shares	1,000.00	1,024.70	1,014.12	10.87	10.82	2.16%
Class R Shares	1,000.00	1,026.40	1,015.61	9.37	9.32	1.86%
Class R6 Shares	1,000.00	1,030.50	1,019.64	5.30	5.27	1.05%
Class Y Shares	1,000.00	1,030.10	1,019.24	5.70	5.67	1.13%

57

Victory Portfolios	Supplemental Information — continued June 30, 2020

  (Unaudited)

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
RS Select Growth Fund
Class A Shares	$1,000.00	$1,060.00	$1,017.90	$7.17	$7.02	1.40%
Class C Shares	1,000.00	1,056.00	1,014.02	11.14	10.92	2.18%
Class R Shares	1,000.00	1,057.10	1,015.37	9.77	9.57	1.91%
Class R6 Shares	1,000.00	1,061.70	1,019.59	5.43	5.32	1.06%
Class Y Shares	1,000.00	1,061.40	1,019.19	5.84	5.72	1.14%
RS Mid Cap Growth Fund
Class A Shares	1,000.00	1,048.90	1,018.90	6.11	6.02	1.20%
Class C Shares	1,000.00	1,044.40	1,014.37	10.73	10.57	2.11%
Class R Shares	1,000.00	1,045.90	1,015.91	9.16	9.02	1.80%
Class R6 Shares	1,000.00	1,050.30	1,020.19	4.79	4.72	0.94%
Class Y Shares	1,000.00	1,050.40	1,020.14	4.84	4.77	0.95%
RS Growth Fund
Class A Shares	1,000.00	1,077.50	1,019.39	5.68	5.52	1.10%
Class C Shares	1,000.00	1,072.90	1,015.27	9.95	9.67	1.93%
Class R Shares	1,000.00	1,074.00	1,016.36	8.82	8.57	1.71%
Class Y Shares	1,000.00	1,079.10	1,020.74	4.29	4.17	0.83%
RS Science and Technology Fund
Class A Shares	1,000.00	1,184.40	1,017.45	8.09	7.47	1.49%
Class C Shares	1,000.00	1,179.40	1,013.53	12.35	11.41	2.28%
Class R Shares	1,000.00	1,181.60	1,015.27	10.47	9.67	1.93%
Class Y Shares	1,000.00	1,185.70	1,018.70	6.74	6.22	1.24%
RS Small Cap Equity Fund
Class A Shares	1,000.00	1,026.80	1,018.45	6.50	6.47	1.29%
Class C Shares	1,000.00	1,024.20	1,014.42	10.57	10.52	2.10%
Class R Shares	1,000.00	1,024.40	1,016.16	8.81	8.77	1.75%
Class Y Shares	1,000.00	1,027.80	1,019.39	5.55	5.52	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
58

Victory Portfolios	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

59

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSGF-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory RS International Fund

Victory RS Global Fund

Victory Sophus Emerging Markets Fund

Victory Sophus Emerging Markets Small Cap Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Financial Statements
The Victory International Funds
Victory RS International Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statements of Assets and Liabilities	31-32
Statements of Operations	35
Statements of Changes in Net Assets	37-39
Financial Highlights	44-47
Victory RS Global Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	10
Statements of Assets and Liabilities	31-32
Statements of Operations	35
Statements of Changes in Net Assets	37-39
Financial Highlights	48-51
Victory Sophus Emerging Markets Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	16
Statements of Assets and Liabilities	33-34
Statements of Operations	36
Statements of Changes in Net Assets	40-42
Financial Highlights	52-55
Victory Sophus Emerging Markets Small Cap Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	24
Statements of Assets and Liabilities	33-34
Statements of Operations	36
Statements of Changes in Net Assets	40-42
Financial Highlights	56-57
Notes to Financial Statements	58
Supplemental Information	68
Proxy Voting and Portfolio Holdings Information	68
Expense Examples	68
Liquidity Risk Management Program	70
Privacy Policy (inside back cover)

Victory Portfolios

1

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios	June 30, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings:

Victory RS International Fund
Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Global Fund
Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

  Victory Sophus Emerging Markets Fund
  Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

  Victory Sophus Emerging Markets Small Cap
Fund
  Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

3

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)
Australia (5.8%):
Financials (1.4%):
Macquarie Group Ltd.	49,490	$4,106,078
Health Care (1.3%):
CSL Ltd.	20,007	3,978,006
Materials (2.1%):
BHP Group Ltd.	262,453	6,532,613
Real Estate (1.0%):
Scentre Group	2,077,236	3,152,617
		17,769,314
Belgium (1.0%):
Information Technology (1.0%):
Melexis NV	39,661	3,016,694
China (2.4%):
Communication Services (1.5%):
Tencent Holdings Ltd.	71,500	4,581,689
Financials (0.9%):
China Merchants Bank Co. Ltd., Class H	586,000	2,715,678
		7,297,367
Denmark (1.3%):
Consumer Staples (1.3%):
Royal Unibrew A/S (a)	47,024	3,920,425
France (9.9%):
Consumer Discretionary (4.7%):
Cie Generale des Etablissements Michelin SCA (a) (b)	26,260	2,736,933
Faurecia SE (a)	82,790	3,252,432
LVMH Moet Hennessy Louis Vuitton SE	18,538	8,183,756
		14,173,121
Energy (1.8%):
Gaztransport Et Technigaz SA	23,471	1,800,969
TOTAL SA (b)	95,758	3,691,970
		5,492,939
Financials (0.2%):
AXA SA (a)	30,582	643,481
Information Technology (1.5%):
Capgemini SE	39,960	4,611,059
Materials (1.7%):
Arkema SA	55,182	5,303,870
		30,224,470

See notes to financial statements.

4

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Germany (7.3%):
Financials (1.6%):
Allianz SE	23,666	$4,835,565
Industrials (2.0%):
Siemens AG, Registered Shares	34,234	4,037,126
Washtec AG (a)	50,742	2,090,934
		6,128,060
Information Technology (2.6%):
SAP SE	57,277	8,006,056
Real Estate (1.1%):
Vonovia SE (a)	52,882	3,232,040
		22,201,721
Hong Kong (2.1%):
Financials (1.0%):
AIA Group Ltd.	333,400	3,119,906
Real Estate (1.1%):
CK Asset Holdings Ltd.	573,000	3,436,252
		6,556,158
Ireland (1.1%):
Industrials (1.1%):
Experian PLC	94,516	3,316,858
Italy (4.7%):
Financials (1.1%):
Banca Generali SpA (a)	107,690	3,237,825
Health Care (1.2%):
Recordati SpA	75,173	3,761,243
Utilities (2.4%):
Enel SpA	861,540	7,450,361
		14,449,429
Japan (22.8%):
Communication Services (2.2%):
Kakaku.com, Inc.	97,600	2,486,631
Nippon Telegraph & Telephone Corp.	176,800	4,119,916
		6,606,547
Consumer Discretionary (3.9%):
Hikari Tsushin, Inc.	13,700	3,132,916
Toyota Motor Corp.	141,500	8,899,335
		12,032,251
Consumer Staples (1.8%):
Kobe Bussan Co. Ltd.	51,400	2,919,183
Toyo Suisan Kaisha Ltd.	44,400	2,481,145
		5,400,328

See notes to financial statements.

5

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (2.3%):
Jafco Co. Ltd.	46,800	$1,582,857
Mitsubishi UFJ Financial Group, Inc.	709,100	2,791,069
Tokio Marine Holdings, Inc.	57,000	2,495,409
		6,869,335
Health Care (3.1%):
Hoya Corp.	56,200	5,382,403
Shionogi & Co. Ltd.	63,200	3,965,301
		9,347,704
Industrials (4.6%):
en-japan, Inc.	56,500	1,406,572
Fuji Electric Co. Ltd.	80,400	2,213,232
Hitachi Construction Machinery Co. Ltd.	108,800	3,022,767
ITOCHU Corp.	96,500	2,088,340
Kyowa Exeo Corp.	62,400	1,498,367
OKUMA Corp.	37,200	1,600,039
Sanwa Holdings Corp.	262,900	2,362,903
		14,192,220
Information Technology (3.1%):
Fujitsu Ltd.	39,600	4,637,145
Oracle Corp.	25,800	3,060,632
Ulvac, Inc.	61,000	1,771,184
		9,468,961
Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd.	65,800	1,816,509
Utilities (1.2%):
Chubu Electric Power Co., Inc.	300,600	3,770,631
		69,504,486
Macau (0.7%):
Consumer Discretionary (0.7%):
Wynn Macau Ltd.	1,180,800	2,048,073
Netherlands (4.2%):
Communication Services (1.0%):
Koninklijke KPN NV	1,107,228	2,944,888
Financials (1.2%):
ING Groep NV	542,710	3,782,866
Industrials (2.0%):
Wolters Kluwer NV	76,467	5,976,482
		12,704,236
New Zealand (0.9%):
Health Care (0.9%):
Fisher & Paykel Healthcare Corp. Ltd.	126,934	2,923,244

See notes to financial statements.

6

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Norway (1.4%):
Energy (0.5%):
Aker BP ASA	84,569	$1,565,692
Financials (0.9%):
SpareBank 1 SMN	324,583	2,655,554
		4,221,246
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	486,927	1,724,939
Spain (1.5%):
Communication Services (1.2%):
Telefonica SA	768,987	3,677,586
Financials (0.3%):
Banco Santander SA (b)	398,468	974,756
		4,652,342
Sweden (2.5%):
Industrials (2.5%):
Atlas Copco AB, Class B	160,174	5,953,733
Epiroc AB, Class B	135,119	1,659,967
		7,613,700
Switzerland (12.5%):
Consumer Staples (4.2%):
Nestle SA Registered Shares	115,506	12,809,602
Financials (1.9%):
Cembra Money Bank AG	22,243	2,174,900
UBS Group AG, Registered Shares	313,892	3,626,116
		5,801,016
Health Care (6.4%):
Novartis AG, Registered Shares	100,166	8,728,872
Roche Holding AG	31,674	10,976,339
		19,705,211
		38,315,829
United Kingdom (14.0%):
Consumer Discretionary (1.1%):
Next PLC	56,310	3,408,726
Consumer Staples (3.9%):
Diageo PLC	137,889	4,582,312
Imperial Brands PLC	184,968	3,520,591
Unilever PLC	70,346	3,793,915
		11,896,818

See notes to financial statements.

7

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Energy (2.0%):
BP PLC	646,038	$2,474,593
Royal Dutch Shell PLC, Class A	222,089	3,555,341
		6,029,934
Financials (2.4%):
Close Brothers Group PLC	164,726	2,254,823
HSBC Holdings PLC	384,893	1,788,530
Legal & General Group PLC	1,243,685	3,390,034
		7,433,387
Health Care (0.8%):
Smith & Nephew PLC	132,068	2,460,503
Industrials (1.2%):
RELX PLC	151,446	3,504,758
Materials (2.6%):
Croda International PLC	23,831	1,547,589
Rio Tinto PLC	115,617	6,505,457
		8,053,046
		42,787,172
Total Common Stocks (Cost $302,706,103)		295,247,703
Rights (0.0%) (c)
Spain (0.0%): (c)
Communication Services (0.0%): (c)
Telefonica SA, Expires 7/16/20 (a)	697,889	137,281
Total Rights (Cost $150,791)		137,281
Exchange-Traded Funds (1.2%)
United States (1.2%):
iShares MSCI EAFE ETF	59,885	3,645,200
Total Exchange-Traded Funds (Cost $3,340,339)		3,645,200
Collateral for Securities Loaned^ (2.1%)
United States (2.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (d)	106,823	106,823
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (d)	3,233,059	3,233,059
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (d)	742,842	742,842
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (d)	425,075	425,075
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (d)	1,911,222	1,911,222
Total Collateral for Securities Loaned (Cost $6,419,021)		6,419,021
Total Investments (Cost $312,616,254) — 100.0%		305,449,205
Liabilities in excess of other assets — 0.0%		(36,430)
NET ASSETS — 100.00%		$305,412,775

See notes to financial statements.

8

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rate disclosed is the daily yield on June 30, 2020.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

9

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Australia (1.6%):
Financials (0.7%):
Macquarie Group Ltd.	9,457	$784,627
Health Care (0.9%):
CSL Ltd.	5,300	1,053,803
		1,838,430
Belgium (0.6%):
Information Technology (0.6%):
Melexis NV	8,434	641,507
Bermuda (0.8%):
Industrials (0.8%):
Triton International Ltd.	30,117	910,738
Canada (2.1%):
Energy (0.6%):
Parex Resources, Inc. (a)	53,128	640,323
Industrials (0.9%):
Canadian Pacific Railway Ltd.	4,053	1,031,075
Materials (0.6%):
Kirkland Lake Gold Ltd.	17,613	725,333
		2,396,731
China (3.6%):
Communication Services (1.8%):
Tencent Holdings Ltd.	30,500	1,954,427
Consumer Staples (0.8%):
Foshan Haitan Flavouring & Food Co. Ltd., Class A	52,849	930,885
Financials (1.0%):
Industrial & Commercial Bank of China Ltd., Class H	1,875,000	1,133,595
		4,018,907
Denmark (1.0%):
Consumer Staples (1.0%):
Royal Unibrew A/S (a)	12,847	1,071,064
France (4.8%):
Consumer Discretionary (1.8%):
Faurecia SE (a)	22,087	867,695
LVMH Moet Hennessy Louis Vuitton SE	2,549	1,125,277
		1,992,972
Energy (1.3%):
Gaztransport Et Technigaz SA	8,335	639,558
TOTAL SA (b)	20,433	787,799
		1,427,357

See notes to financial statements.

10

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (0.9%):
BNP Paribas SA (a)	26,084	$1,042,073
Materials (0.8%):
Arkema SA	9,716	933,863
		5,396,265
Germany (0.5%):
Industrials (0.5%):
Washtec AG (a)	14,142	582,752
Hong Kong (0.7%):
Energy (0.7%):
CNOOC Ltd.	731,957	821,517
India (1.0%):
Consumer Staples (1.0%):
Nestle India Ltd.	4,887	1,109,693
Indonesia (0.8%):
Communication Services (0.8%):
PT Telekomunikasi Indonesia (Persero) Tbk	4,101,700	883,272
Ireland (1.2%):
Industrials (1.2%):
Eaton Corp. PLC	15,271	1,335,907
Italy (2.6%):
Financials (0.7%):
Banca Generali SpA (a)	28,466	855,863
Health Care (0.9%):
Recordati SpA	19,466	973,971
Utilities (1.0%):
Enel SpA	126,209	1,091,421
		2,921,255
Japan (7.1%):
Communication Services (0.5%):
Kakaku.com, Inc.	21,300	542,677
Consumer Discretionary (1.7%):
Hikari Tsushin, Inc.	3,100	708,908
Toyota Motor Corp.	19,400	1,220,121
		1,929,029
Consumer Staples (0.5%):
Kobe Bussan Co. Ltd.	9,300	528,179
Financials (0.9%):
Jafco Co. Ltd.	11,900	402,479
Resona Holdings, Inc.	196,796	673,508
		1,075,987

See notes to financial statements.

11

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (1.5%):
As One Corp.	4,579	$500,033
Hoya Corp.	12,900	1,235,463
		1,735,496
Industrials (1.6%):
en-japan, Inc.	21,500	535,244
Hitachi Construction Machinery Co. Ltd.	21,500	597,330
OKUMA Corp.	14,900	640,876
		1,773,450
Information Technology (0.4%):
Ulvac, Inc.	14,900	432,633
		8,017,451
Korea, Republic Of (1.2%):
Information Technology (1.2%):
Samsung Electronics Co. Ltd.	31,044	1,374,301
Macau (0.6%):
Consumer Discretionary (0.6%):
Wynn Macau Ltd.	370,800	643,145
Mexico (0.3%):
Industrials (0.3%):
Promotora y Operadora de Infraestructura SAB de CV (a)	54,278	391,063
Netherlands (1.1%):
Industrials (1.1%):
Wolters Kluwer NV	16,169	1,263,731
New Zealand (0.8%):
Health Care (0.8%):
Fisher & Paykel Healthcare Corp. Ltd.	41,513	956,029
Norway (1.2%):
Energy (0.5%):
Aker BP ASA	33,042	611,732
Financials (0.7%):
SpareBank 1 SMN	92,081	753,355
		1,365,087
Russian Federation (0.7%):
Materials (0.7%):
Evraz PLC	214,449	759,686
Singapore (0.5%):
Financials (0.5%):
Singapore Exchange Ltd.	93,600	563,375

See notes to financial statements.

12

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Sweden (1.7%):
Industrials (1.7%):
Atlas Copco AB, Class B	27,036	$1,004,939
Nolato AB, Class B (a)	13,984	945,945
		1,950,884
Switzerland (2.1%):
Health Care (2.1%):
Roche Holding AG	6,824	2,364,796
Taiwan (1.0%):
Financials (1.0%):
Cathay Financial Holding Co. Ltd.	818,000	1,163,968
United Kingdom (4.5%):
Consumer Discretionary (0.4%):
Next PLC	7,922	479,558
Consumer Staples (1.2%):
Diageo PLC	18,466	613,660
Imperial Brands PLC	27,751	528,199
Unilever PLC	4,209	227,001
		1,368,860
Financials (0.5%):
Close Brothers Group PLC	33,692	461,187
HSBC Holdings PLC	29,427	136,742
		597,929
Industrials (0.4%):
RELX PLC	19,153	443,238
Materials (2.0%):
Croda International PLC	6,418	416,786
Rio Tinto PLC	32,158	1,809,444
		2,226,230
		5,115,815
United States (52.8%):
Communication Services (5.1%):
Alphabet, Inc., Class C (a)	1,448	2,046,907
Facebook, Inc., Class A (a)	10,157	2,306,350
Verizon Communications, Inc.	25,187	1,388,560
		5,741,817
Consumer Discretionary (6.0%):
Amazon.com, Inc. (a)	1,176	3,244,373
McDonald's Corp.	7,496	1,382,787
Ross Stores, Inc.	12,475	1,063,369
The TJX Cos., Inc.	21,797	1,102,056
		6,792,585

See notes to financial statements.

13

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (4.4%):
Colgate-Palmolive Co.	23,091	$1,691,647
PepsiCo, Inc.	16,161	2,137,454
The Estee Lauder Cos., Inc., Class A	6,005	1,133,023
		4,962,124
Energy (1.3%):
ConocoPhillips	16,772	704,759
Phillips 66	10,909	784,357
		1,489,116
Financials (6.6%):
Bank of America Corp.	73,662	1,749,472
CME Group, Inc.	3,022	491,196
JPMorgan Chase & Co.	20,621	1,939,611
MSCI, Inc.	2,567	856,916
The PNC Financial Services Group, Inc.	8,857	931,845
The Progressive Corp.	18,488	1,481,074
		7,450,114
Health Care (6.8%):
Amedisys, Inc. (a)	5,309	1,054,049
Amgen, Inc.	7,222	1,703,381
CVS Health Corp.	17,250	1,120,732
Eli Lilly & Co.	9,593	1,574,979
Johnson & Johnson	15,236	2,142,639
		7,595,780
Industrials (3.0%):
3M Co.	7,376	1,150,582
HD Supply Holdings, Inc. (a)	27,691	959,493
Honeywell International, Inc.	8,944	1,293,213
		3,403,288
Information Technology (17.4%):
Apple, Inc.	13,445	4,904,736
Cisco Systems, Inc.	42,280	1,971,939
Mastercard, Inc., Class A	9,518	2,814,473
Microsoft Corp.	29,217	5,945,952
NVIDIA Corp.	5,444	2,068,230
Texas Instruments, Inc.	15,495	1,967,400
		19,672,730
Real Estate (1.2%):
Prologis, Inc.	14,370	1,341,152
Utilities (1.0%):
MGE Energy, Inc.	17,484	1,127,893
		59,576,599
Total Common Stocks (Cost $93,689,195)		109,433,968

See notes to financial statements.

14

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.8%)
Brazil (0.8%):
Financials (0.8%):
Itau Unibanco Holding SA	186,415	$872,556
Total Preferred Stocks (Cost $928,742)		872,556
Exchange-Traded Funds (0.6%)
United States (0.6%):
iShares MSCI ACWI ETF (b)	9,134	673,358
Total Exchange-Traded Funds (Cost $618,463)		673,358
Collateral for Securities Loaned^ (0.7%)
United States (0.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (c)	14,104	14,104
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (c)	426,870	426,870
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (c)	98,080	98,080
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (c)	56,124	56,124
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (c)	252,345	252,345
Total Collateral for Securities Loaned (Cost $847,523)		847,523
Total Investments (Cost $96,083,923) — 99.0%		111,827,405
Other assets in excess of liabilities — 1.0%		1,107,486
NET ASSETS — 100.00%		$112,934,891

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2020.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

15

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Brazil (6.0%):
Communication Services (0.5%):
TIM Participacoes SA	606,300	$1,583,436
Consumer Discretionary (0.6%):
Afya Ltd., Class A (a) (b)	89,137	2,089,371
Energy (0.9%):
Petroleo Brasileiro SA, ADR	332,333	2,748,394
Financials (1.6%):
Banco Bradesco SA, ADR	551,473	2,101,112
Banco do Brasil SA	534,600	3,161,074
		5,262,186
Industrials (0.8%):
Cia de Locacao das Americas	484,200	1,507,671
JSL SA	233,600	995,889
		2,503,560
Materials (0.9%):
Vale SA	266,500	2,740,874
Utilities (0.7%):
Neoenergia SA	619,300	2,177,778
		19,105,599
Chile (0.0%): (c)
Financials (0.0%): (c)
Banco de Credito e Inversiones SA	1	34
China (37.7%):
Communication Services (8.9%):
JOYY, Inc., ADR (a) (b)	16,768	1,484,806
NetEase, Inc., ADR	5,433	2,332,822
Tencent Holdings Ltd.	380,615	24,389,644
		28,207,272
Consumer Discretionary (12.3%):
Alibaba Group Holding Ltd., ADR (a)	110,644	23,865,911
China East Education Holdings Ltd. (c)	1,060,500	1,927,830
China Yongda Automobiles Services Holdings Ltd. (a)	1,654,000	2,002,665
JD.com, Inc., ADR (a)	58,802	3,538,704
Meituan Dianping Class B (a)	155,900	3,483,890
Q Technology Group Co. Ltd.	1,238,000	1,630,694
Tongcheng-Elong Holdings Ltd. (a)	1,339,200	2,431,937
		38,881,631

See notes to financial statements.

16

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (2.2%):
Ausnutria Dairy Corp. Ltd.	933,000	$2,098,544
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Class A	247,800	2,054,772
Wuliangye Yibin Co. Ltd., Class A	118,650	2,882,832
		7,036,148
Energy (1.5%):
China Oilfield Services Ltd., Class H	2,200,000	2,004,906
CNOOC Ltd., ADR	25,289	2,853,611
		4,858,517
Financials (5.3%):
China Construction Bank Corp. Class H	7,117,857	5,789,695
China Galaxy Securities Co. Ltd., Class H (a)	4,407,500	2,399,466
China Merchants Bank Co. Ltd., Class H	716,000	3,318,132
Ping An Insurance Group Co. of China Ltd. (b)	532,000	5,303,640
		16,810,933
Health Care (1.1%):
Lepu Medical Technology Beijing Co. Ltd., Class A	266,300	1,375,881
Wuxi Biologics Cayman, Inc. (a) (c)	112,500	2,065,060
		3,440,941
Industrials (1.5%):
China Conch Venture Holdings Ltd.	330,000	1,400,684
Sany Heavy Industry Co. Ltd., Class A	540,200	1,440,883
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (a)	2,543,000	1,968,958
		4,810,525
Information Technology (1.9%):
Beijing Sinnet Technology Co. Ltd., Class A	296,700	1,103,673
Beijing Thunisoft Corp. Ltd., Class A	349,900	1,401,790
Kingdee International Software Group Co. Ltd.	625,000	1,462,465
Xinyi Solar Holdings Ltd.	2,150,000	2,067,564
		6,035,492
Materials (1.7%):
Anhui Conch Cement Co. Ltd., Class H	479,000	3,245,860
Hengli Petrochemical Co. Ltd., Class A	1,034,600	2,055,317
		5,301,177
Real Estate (1.3%):
China SCE Group Holdings Ltd.	5,183,000	2,264,254
Sunac China Holdings Ltd.	451,000	1,908,676
		4,172,930
		119,555,566
Colombia (0.7%):
Financials (0.7%):
Bancolombia SA, ADR	80,522	2,118,534

See notes to financial statements.

17

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Greece (0.9%):
Communication Services (0.4%):
Hellenic Telecommunications Organization SA	93,012	$1,256,302
Financials (0.5%):
National Bank of Greece SA (a)	992,977	1,405,027
		2,661,329
Hong Kong (4.0%):
Consumer Discretionary (0.6%):
Geely Automobile Holdings Ltd.	1,137,000	1,806,460
Consumer Staples (0.6%):
Hengan International Group Co. Ltd.	256,000	2,015,083
Energy (0.8%):
Kunlun Energy Co. Ltd.	3,710,000	2,429,842
Health Care (0.6%):
Sino Biopharmaceutical Ltd.	963,000	1,815,106
Information Technology (0.4%):
Kingboard Laminates Holdings Ltd.	1,380,500	1,395,159
Real Estate (1.0%):
Shimao Group Holdings Ltd.	765,500	3,272,801
		12,734,451
India (9.3%):
Consumer Discretionary (0.2%):
Aditya Birla Fashion and Retail Ltd. (a)	365,322	606,863
Consumer Staples (1.0%):
Hindustan Unilever Ltd.	81,191	2,347,453
Varun Beverages Ltd.	107,364	970,143
		3,317,596
Energy (2.7%):
Petronet LNG Ltd.	698,819	2,391,704
Reliance Industries Ltd.	264,016	6,005,820
		8,397,524
Financials (2.1%):
Axis Bank Ltd.	248,119	1,342,356
Cholamandalam Investment and Finance Co. Ltd.	491,156	1,232,004
Housing Development Finance Corp. Ltd.	118,192	2,748,398
Multi Commodity Exchange of India Ltd.	75,061	1,278,019
		6,600,777
Health Care (1.0%):
Dr. Reddy's Laboratories Ltd.	31,085	1,628,335
Sanofi India Ltd.	14,926	1,557,177
		3,185,512

See notes to financial statements.

18

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Information Technology (1.2%):
HCL Technologies Ltd.	268,378	$1,980,738
Infosys Technologies Ltd., ADR	190,738	1,842,529
		3,823,267
Materials (1.1%):
Asian Paints Ltd.	56,968	1,273,730
Vedanta Ltd.	1,520,279	2,172,056
		3,445,786
		29,377,325
Indonesia (0.7%):
Financials (0.7%):
PT Bank Negara Indonesia (Persero) Tbk	6,563,400	2,131,852
Isle of Man (0.5%):
Real Estate (0.5%):
NEPI Rockcastle PLC	310,609	1,594,242
Korea, Republic Of (13.2%):
Communication Services (0.7%):
NAVER Corp.	9,374	2,109,081
Consumer Discretionary (1.7%):
F&F Co. Ltd.	18,013	1,389,944
Hyundai Mobis Co. Ltd.	12,607	2,023,750
Kia Motors Corp.	67,707	1,829,693
		5,243,387
Consumer Staples (0.9%):
GS Retail Co. Ltd.	38,535	1,177,572
Orion Corp.	14,469	1,619,869
		2,797,441
Financials (1.8%):
DB Insurance Co. Ltd.	49,495	1,775,243
Hana Financial Group, Inc.	98,328	2,236,303
Samsung Securities Co. Ltd.	72,033	1,592,525
		5,604,071
Health Care (0.7%):
Celltrion, Inc. (a)	9,245	2,366,244
Industrials (0.9%):
Samsung Engineering Co. Ltd. (a)	105,749	1,089,924
SK Holdings Co. Ltd.	7,709	1,874,924
		2,964,848
Information Technology (6.2%):
Samsung Electro-Mechanics Co. Ltd.	21,295	2,310,393
Samsung Electronics Co. Ltd.	291,359	12,898,309
SK Hynix, Inc.	63,312	4,520,571
		19,729,273

See notes to financial statements.

19

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Materials (0.3%):
SK Materials Co. Ltd.	6,628	$1,107,343
		41,921,688
Malaysia (0.6%):
Health Care (0.6%):
Top Glove Corp. Bhd	462,900	1,747,970
Mexico (2.2%):
Consumer Staples (0.5%):
Arca Continental SAB de CV	364,073	1,596,249
Financials (0.3%):
Gentera SAB de CV	2,139,523	1,025,112
Industrials (0.9%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	199,378	1,052,716
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a) (b)	49,963	1,856,125
		2,908,841
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	919,162	1,363,997
		6,894,199
Peru (0.6%):
Financials (0.6%):
Credicorp Ltd.	15,017	2,007,322
Philippines (1.1%):
Financials (1.1%):
BDO Unibank, Inc.	1,092,710	2,156,650
Metropolitan Bank & Trust Co.	1,806,970	1,350,169
		3,506,819
Russian Federation (1.1%):
Energy (0.8%):
Rosneft Oil Co. PJSC, GDR	509,265	2,559,420
Materials (0.3%):
MMC Norilsk Nickel PJSC, ADR	39,750	1,046,617
		3,606,037
Saudi Arabia (0.7%):
Consumer Discretionary (0.3%):
Leejam Sports Co. JSC	55,699	869,019
Industrials (0.4%):
Saudi Industrial Services Co.	250,053	1,391,141
		2,260,160
South Africa (2.4%):
Communication Services (1.3%):
Naspers Ltd., Class N	22,591	4,153,769

See notes to financial statements.

20

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Financials (0.6%):
Nedbank Group Ltd.	346,708	$2,033,861
Materials (0.5%):
Gold Fields Ltd., ADR	164,270	1,544,138
		7,731,768
Taiwan (11.6%):
Consumer Discretionary (0.7%):
Hotai Motor Co. Ltd.	91,000	2,182,586
Financials (1.7%):
Chailease Holding Co. Ltd.	530,608	2,262,769
Yuanta Financial Holding Co. Ltd.	5,524,000	3,288,546
		5,551,315
Health Care (0.7%):
TaiDoc Technology Corp.	113,000	1,052,642
Universal Vision Biotechnology Co. Ltd.	205,000	1,212,780
		2,265,422
Industrials (0.4%):
Sunonwealth Electric Machine Industry Co. Ltd.	663,000	1,162,240
Information Technology (8.1%):
Compeq Manufacturing Co. Ltd.	1,804,000	2,945,430
Formosa Sumco Technology Corp.	326,000	1,521,804
Hon Hai Precision Industry Co. Ltd.	1,631,000	4,790,412
Macronix International	2,928,000	3,105,973
Taiwan Semiconductor Manufacturing Co. Ltd.	1,246,998	13,321,630
		25,685,249
		36,846,812
Thailand (0.5%):
Industrials (0.5%):
Gunkul Engineering PCL	19,056,400	1,610,702
Turkey (1.6%):
Communication Services (0.6%):
Turk Telekomunikasyon A/S	1,598,183	1,894,392
Consumer Discretionary (0.5%):
Tofas Turk Otomobil Fabrikasi A/S	438,561	1,709,101
Utilities (0.5%):
Enerjisa Enerji A/S (c)	1,140,076	1,432,546
		5,036,039
United Arab Emirates (0.6%):
Financials (0.6%):
Emirates NBD Bank PJSC	797,504	1,943,052

See notes to financial statements.

21

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
United Kingdom (1.4%):
Materials (1.4%):
Anglo American PLC	113,050	$2,605,737
Antofagasta PLC	151,220	1,749,987
		4,355,724
Total Common Stocks (Cost $281,448,986)		308,747,224
Preferred Stocks (1.0%)
Brazil (1.0%):
Consumer Discretionary (0.6%):
Lojas Americanas SA	328,900	1,946,590
Industrials (0.4%):
Randon SA Implementos e Participacoes	676,800	1,196,213
		3,142,803
Total Preferred Stocks (Cost $2,812,225)		3,142,803
Rights (0.0%)
India (0.0%):
Consumer Discretionary (0.0%):
Aditya Birla Fashion and Retail Ltd., Expires 7/23/20 (a) (d) (e)	45,361	—
Total Rights (Cost $—)		—
Collateral for Securities Loaned^ (0.9%)
United States (0.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (f)	49,072	49,072
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (f)	1,485,199	1,485,199
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (f)	341,246	341,246
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (f)	195,271	195,271
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (f)	877,975	877,975
Total Collateral for Securities Loaned (Cost $2,948,763)		2,948,763
Total Investments (Cost $287,209,974) — 99.3%		314,838,790
Other assets in excess of liabilities — 0.7%		2,226,038
NET ASSETS — 100.00%		$317,064,828

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $5,425,436 and amounted to 1.7% of net assets.

See notes to financial statements.

22

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were 0.00% of the Fund's net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(f)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

23

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.2%)
Brazil (6.0%):
Consumer Discretionary (2.5%):
Afya Ltd., Class A (a) (b)	1,675	$39,262
Grupo SBF SA (a)	6,600	39,705
Tupy SA (a)	12,300	43,208
		122,175
Health Care (0.7%):
Qualicorp Consultoria e Corretora de Seguros SA	6,300	33,602
Industrials (1.5%):
Cia de Locacao das Americas	11,500	35,808
JSL SA	9,400	40,074
		75,882
Utilities (1.3%):
Cia de Saneamento do Parana	7,600	44,044
Neoenergia SA	5,700	20,044
		64,088
		295,747
Canada (0.7%):
Energy (0.7%):
Parex Resources, Inc. (a)	2,682	32,325
China (16.4%):
Consumer Discretionary (4.6%):
China East Education Holdings Ltd. (c)	16,500	29,994
China Kepei Education Group Ltd.	56,000	45,290
China Yongda Automobiles Services Holdings Ltd. (a)	33,500	40,562
Hangzhou Robam Appliances Co. Ltd., Class A	7,100	31,364
Q Technology Group Co. Ltd.	30,000	39,516
Tongcheng-Elong Holdings Ltd. (a)	20,800	37,772
		224,498
Consumer Staples (1.6%):
Ausnutria Dairy Corp. Ltd.	18,000	40,486
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Class A	4,700	38,973
		79,459
Energy (0.8%):
China Suntien Green Energy Corp. Ltd., Class H (a)	170,000	39,122
Health Care (0.8%):
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	15,500	38,329
Industrials (1.3%):
Binjiang Service Group Co. Ltd.	17,500	28,937
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (a)	46,000	35,616
		64,553

See notes to financial statements.

24

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Information Technology (3.1%):
21vianet Group, Inc., ADR (a)	2,110	$50,345
Beijing Sinnet Technology Co. Ltd., Class A	7,900	29,387
Beijing Thunisoft Corp. Ltd., Class A	7,200	28,845
Flat Glass Group Co. Ltd., Class H	38,000	41,258
		149,835
Materials (1.3%):
China Oriental Group Co. Ltd.	92,000	25,230
West China Cement Ltd.	220,000	40,327
		65,557
Real Estate (2.9%):
China SCE Group Holdings Ltd.	83,000	36,260
Powerlong Real Estate Holdings Ltd.	53,000	29,882
Times China Holdings Ltd.	24,000	44,753
Yuzhou Properties Co. Ltd.	77,000	33,548
		144,443
		805,796
Egypt (0.9%):
Health Care (0.9%):
Cleopatra Hospital (a)	129,652	42,257
Greece (1.8%):
Financials (0.8%):
National Bank of Greece SA (a)	28,808	40,762
Utilities (1.0%):
Terna Energy SA	4,540	49,019
		89,781
Hong Kong (0.7%):
Information Technology (0.7%):
Kingboard Laminates Holdings Ltd.	32,500	32,845
India (12.1%):
Consumer Discretionary (0.3%):
Aditya Birla Fashion and Retail Ltd. (a)	9,065	15,059
Consumer Staples (1.0%):
Varun Beverages Ltd.	5,456	49,301
Energy (0.8%):
Petronet LNG Ltd.	11,786	40,337
Financials (2.5%):
Cholamandalam Investment and Finance Co. Ltd.	14,740	36,974
Manappuram Finance Ltd.	22,605	45,479
Multi Commodity Exchange of India Ltd.	2,396	40,795
		123,248

See notes to financial statements.

25

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (2.1%):
Alkem Laboratories Ltd.	995	$31,241
Sanofi India Ltd.	359	37,453
Sequent Scientific Ltd.	28,128	34,014
		102,708
Industrials (2.0%):
Engineers India Ltd.	46,806	46,764
PNC Infratech Ltd.	26,081	49,757
		96,521
Information Technology (1.1%):
Mphasis Ltd.	4,608	53,766
Materials (1.3%):
JK Lakshmi Cement Ltd.	8,386	28,151
Mishra Dhatu Nigam Ltd. (c)	12,735	37,160
		65,311
Utilities (1.0%):
CESC Ltd.	6,003	49,482
		595,733
Indonesia (2.5%):
Consumer Discretionary (0.9%):
PT Mitra Adiperkasa Tbk (a)	792,700	43,646
Financials (0.7%):
PT Bank Danamon Indonesia Tbk	176,400	33,594
Materials (0.9%):
PT Merdeka Copper Gold Tbk (a)	473,100	45,655
		122,895
Korea, Republic Of (18.7%):
Consumer Discretionary (1.4%):
F&F Co. Ltd.	403	31,097
Hyosung TNC Co. Ltd.	402	37,724
		68,821
Consumer Staples (2.0%):
GS Retail Co. Ltd.	680	20,780
Newtree Co. Ltd.	1,704	39,793
Orion Corp.	312	34,930
		95,503
Financials (2.3%):
DB Insurance Co. Ltd.	858	30,774
KIWOOM Securities Co. Ltd.	650	47,525
Woori Financial Group, Inc.	4,877	35,950
		114,249

See notes to financial statements.

26

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Health Care (5.0%):
Caregen Co. Ltd.	571	$32,851
Classys, Inc.	2,809	33,257
Dong-A ST Co. Ltd.	562	40,665
Interojo Co. Ltd.	2,113	41,761
I-Sens, Inc.	2,298	48,388
Seegene, Inc.	511	47,592
		244,514
Industrials (2.2%):
Korea Line Corp. (a)	2,778	40,103
NICE Information Service Co. Ltd.	2,463	37,636
Samsung Engineering Co. Ltd. (a)	3,077	31,714
		109,453
Information Technology (3.9%):
Hanmi Semiconductor Co. Ltd.	5,704	35,730
HyVision System, Inc.	5,751	45,136
SFA Engineering Corp.	1,328	36,335
TES Co. Ltd.	2,166	38,914
Unitest, Inc.	3,273	33,670
		189,785
Materials (1.9%):
Hansol Chemical Co. Ltd.	540	57,610
SK Materials Co. Ltd.	212	35,419
		93,029
		915,354
Malaysia (0.8%):
Health Care (0.8%):
Top Glove Corp. Bhd	10,100	38,139
Mexico (4.0%):
Financials (1.0%):
Gentera SAB de CV	97,073	46,511
Industrials (2.3%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	5,745	30,334
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)	1,310	48,666
Grupo Traxion SAB de CV (a) (c)	58,658	35,814
		114,814
Real Estate (0.7%):
Concentradora Fibra Danhos SA de CV	37,743	35,872
		197,197
Peru (0.6%):
Financials (0.6%):
Intercorp Financial Services, Inc. (b)	1,081	28,592

See notes to financial statements.

27

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Philippines (0.7%):
Financials (0.7%):
Metropolitan Bank & Trust Co.	43,620	$32,593
Romania (0.7%):
Real Estate (0.7%):
NEPI Rockcastle PLC	7,001	35,934
Saudi Arabia (1.6%):
Consumer Discretionary (0.8%):
Leejam Sports Co. JSC	2,427	37,866
Industrials (0.8%):
Saudi Industrial Services Co.	7,630	42,449
		80,315
Singapore (0.8%):
Real Estate (0.8%):
Ascendas India Trust	40,900	39,669
South Africa (2.2%):
Financials (0.7%):
Transaction Capital Ltd.	29,587	31,831
Materials (1.5%):
Gold Fields Ltd., ADR	4,419	41,538
Impala Platinum Holdings Ltd.	5,001	33,696
		75,234
		107,065
Taiwan (20.4%):
Communication Services (1.0%):
International Games System Co. Ltd.	2,000	50,058
Consumer Discretionary (2.3%):
Poya International Co. Ltd.	2,000	39,536
Tong Yang Industry Co. Ltd.	28,000	34,889
Topkey Corp.	8,000	38,851
		113,276
Financials (0.7%):
Chailease Holding Co. Ltd.	7,743	33,021
Health Care (1.7%):
TaiDoc Technology Corp.	4,000	37,262
Universal Vision Biotechnology Co. Ltd.	8,000	47,328
		84,590
Industrials (2.6%):
Chicony Power Technology Co. Ltd.	17,000	38,978
Sunonwealth Electric Machine Industry Co. Ltd.	25,000	43,825
Taiwan Secom Co. Ltd.	16,000	47,372
		130,175

See notes to financial statements.

28

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Information Technology (11.2%):
Compeq Manufacturing Co. Ltd.	34,000	$55,512
Ennoconn Corp.	6,000	57,631
FLEXium Interconnect, Inc.	15,000	62,411
Formosa Sumco Technology Corp.	9,000	42,013
Foxsemicon Integrated Technology, Inc.	8,000	49,238
General Interface Solution Holding Ltd. (a)	10,000	38,449
Lelon Electronics Corp.	38,000	55,162
Macronix International	47,000	49,857
Powertech Technology, Inc.	10,000	36,515
Sino-American Silicon Products, Inc.	15,000	48,660
Tripod Technology Corp.	12,000	53,706
		549,154
Materials (0.9%):
Taiwan Hon Chuan Enterprise Co. Ltd.	23,000	42,994
		1,003,268
Taiwan, Province Of China (0.7%):
Materials (0.7%):
Tung Ho Steel Enterprise Corp.	48,000	36,612
Thailand (1.5%):
Financials (0.6%):
Kiatnakin Bank PCL, Class F	23,800	30,956
Industrials (0.9%):
Gunkul Engineering PCL (b)	510,500	43,149
		74,105
Turkey (2.4%):
Communication Services (0.8%):
Turk Telekomunikasyon A/S	31,334	37,142
Consumer Discretionary (0.8%):
Tofas Turk Otomobil Fabrikasi A/S	10,088	39,314
Utilities (0.8%):
Enerjisa Enerji A/S (c)	32,424	40,742
		117,198
Total Common Stocks (Cost $4,731,345)		4,723,420
Preferred Stocks (1.4%)
Brazil (1.4%):
Financials (0.7%):
Banco do Estado do Rio Grande do Sul SA, Class B	14,400	35,886
Industrials (0.7%):
Randon SA Implementos e Participacoes	18,100	31,991
		67,877
Total Preferred Stocks (Cost $101,098)		67,877

See notes to financial statements.

29

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Rights (0.0%)
India (0.0%):
Consumer Discretionary (0.0%):
Aditya Birla Fashion and Retail Ltd., Expires 7/23/20 (a) (d) (e)	1,125	$—
Total Rights (Cost $—)		—
Collateral for Securities Loaned^ (1.4%)
United States (1.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (f)	1,123	1,123
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (f)	33,994	33,994
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (f)	7,811	7,811
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (f)	4,470	4,470
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (f)	20,095	20,095
Total Collateral for Securities Loaned (Cost $67,493)		67,493
Total Investments (Cost $4,899,936) — 99.0%		4,858,790
Other assets in excess of liabilities — 1.0%		47,716
NET ASSETS — 100.00%		$4,906,506

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $143,710 and amounted to 2.9% of net assets.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were 0.00% of the Fund's net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(f)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company
See notes to financial statements.

30

Victory Portfolios	Statements of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory RS International Fund		Victory RS Global Fund
ASSETS:
Investments, at value (Cost $312,616,254 and $96,083,923)	$305,449,205	(a)	$111,827,405	(b)
Foreign currency, at value (Cost $— and $19,797)	—		19,700
Cash and cash equivalents	18,163,004		2,460,235
Receivables:
Interest and dividends	263,816		189,377
Capital shares issued	70,151		137,230
Investments sold	11,771,539		445,212
Reclaims	372,490		57,832
From Adviser	81,595		100,396
Prepaid expenses	33,447		38,452
Total Assets	336,205,247		115,275,839
LIABILITIES:
Payables:
Collateral received on loaned securities	6,419,021		847,523
Investments purchased	23,230,562		1,300,331
Capital shares redeemed	157,543		48,456
Foreign currency	740,544		—
Accrued foreign capital gains taxes	—		35,257
Accrued expenses and other payables:
Investment advisory fees	193,080		70,807
Administration fees	15,081		5,460
Custodian fees	8,764		5,013
Transfer agent fees	12,677		8,362
Compliance fees	191		83
12b-1 fees	3,287		5,659
Other accrued expenses	11,722		13,997
Total Liabilities	30,792,472		2,340,948
NET ASSETS:
Capital	314,816,257		99,522,376
Total distributable earnings/(loss)	(9,403,482)		13,412,515
Net Assets	$305,412,775		$112,934,891
Net Assets
Class A Shares	$22,344,745		$37,112,935
Class C Shares	1,337,820		2,777,436
Class R Shares	2,223,373		3,726,307
Class R6 Shares	180,566,251		544,135
Class Y Shares	98,940,586		68,774,078
Total	$305,412,775		$112,934,891
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,934,046		2,606,270
Class C Shares	160,512		202,376
Class R Shares	206,447		209,881
Class R6 Shares	18,855,997		51,223
Class Y Shares	8,679,747		4,869,525
Total	29,836,749		7,939,275

(continues on next page)

See notes to financial statements.

31

Victory Portfolios	Statements of Assets and Liabilities June30, 2020

  (Unaudited) (continued)

	Victory RS International Fund	Victory RS Global Fund
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.55	$14.24
Class C Shares (c)	8.33	13.72
Class R Shares	10.77	17.75
Class R6 Shares	9.58	10.62
Class Y Shares	11.40	14.12
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$12.25	$15.11

(a)  Includes $6,065,938 of securities on loan.

(b)  Includes $804,171 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

32

Victory Portfolios	Statements of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
ASSETS:
Investments, at value (Cost $287,209,974 and $4,899,936)	$314,838,790	(a)	$4,858,790	(b)
Foreign currency, at value (Cost $209,536 and $29,438)	210,119		29,457
Cash and cash equivalents	2,672,054		37,634
Receivables:
Interest and dividends	1,337,596		18,158
Capital shares issued	185,721		—
Investments sold	3,359,592		25,190
Reclaims	5,005		596
From Adviser	183,570		27,761
Prepaid expenses	29,610		19,275
Total Assets	322,822,057		5,016,861
LIABILITIES:
Liabilities:
Collateral received on loaned securities	2,948,763		67,493
Investments purchased	1,233,691		12,063
Capital shares redeemed	1,151,703		—
Accrued foreign capital gains taxes	—		17
Accrued expenses and other payables:
Investment advisory fees	262,413		5,094
Administration fees	15,899		249
Custodian fees	36,483		7,629
Transfer agent fees	61,423		98
Compliance fees	269		4
12b-1 fees	8,430		71
Other accrued expenses	38,155		17,637
Total Liabilities	5,757,229		110,355
NET ASSETS:
Capital	316,473,341		5,286,870
Total distributable earnings/(loss)	591,487		(380,364)
Net Assets	$317,064,828		$4,906,506
Net Assets
Class A Shares	$48,506,850		$267,565
Class C Shares	2,825,492		107,790
Class R Shares	11,380,720		—
Class R6 Shares	66,307,258		—
Class Y Shares	188,044,508		4,531,151
Total	$317,064,828		$4,906,506
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,558,449		42,830
Class C Shares	200,561		19,059
Class R Shares	641,196		—
Class R6 Shares	3,439,810		—
Class Y Shares	9,849,090		727,537
Total	16,689,106		789,426

(continues on next page)

See notes to financial statements.

33

Victory Portfolios	Statements of Assets and Liabilities June30, 2020

  (Unaudited) (continued)

	Victory Sophus Emerging Markets Fund	Victory Sophus Emerging Markets Small Cap Fund
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$18.96	$6.25
Class C Shares (c)	14.09	5.66
Class R Shares	17.75	—
Class R6 Shares	19.28	—
Class Y Shares	19.09	6.23
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$20.12	$6.63

(a)  Includes $2,901,302 of securities on loan.

(b)  Includes $63,347 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

34

Victory Portfolios	Statements of Operations For the Six Months Ended June30, 2020

  (Unaudited)

	Victory RS International Fund	Victory RS Global Fund
Investment Income:
Dividends	$5,522,716	$1,260,020
Interest	30,300	10,418
Securities lending (net of fees)	29,628	7,711
Foreign tax withholding	(619,392)	(77,706)
Total Income	4,963,252	1,200,443
Expenses:
Investment advisory fees	1,104,009	377,855
Administration fees	84,535	28,980
Sub-Administration fees	7,446	7,446
12b-1 fees — Class A Shares	25,838	41,826
12b-1 fees — Class C Shares	6,709	13,580
12b-1 fees — Class R Shares	5,569	8,161
Custodian fees	24,085	14,165
Transfer agent fees — Class A Shares	18,498	20,854
Transfer agent fees — Class C Shares	997	1,577
Transfer agent fees — Class R Shares	2,344	1,988
Transfer agent fees — Class R6 Shares	113	41
Transfer agent fees — Class Y Shares	43,950	29,379
Trustees' fees	10,649	3,834
Compliance fees	1,062	369
Legal and audit fees	15,312	9,749
State registration and filing fees	47,554	43,563
Interfund lending fees	—	32
Other expenses	26,949	13,609
Total Expenses	1,425,619	617,008
Expenses waived/reimbursed by Adviser	(212,803)	(269,550)
Net Expenses	1,212,816	347,458
Net Investment Income (Loss)	3,750,436	852,985
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(6,874,250)	(2,106,714)
Foreign refunds (taxes) on realized gains	—	(506)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(27,121,573)	(2,723,017)
Net change in accrued foreign taxes on unrealized gains	—	(10,702)
Net realized/unrealized gains (losses) on investments	(33,995,823)	(4,840,939)
Change in net assets resulting from operations	$(30,245,387)	$(3,987,954)

See notes to financial statements.

35

Victory Portfolios	Statements of Operations For the Six Months Ended June30, 2020

  (Unaudited)

	Victory Sophus Emerging Markets Fund	Victory Sophus Emerging Markets Small Cap Fund
Investment Income:
Dividends	$3,314,318	$57,129
Interest	10,203	354
Securities lending (net of fees)	7,782	483
Foreign tax withholding	(281,584)	(4,309)
Total Income	3,050,719	53,657
Expenses:
Investment advisory fees	1,687,543	30,876
Administration fees	103,045	1,511
Sub-Administration fees	7,446	7,446
12b-1 fees — Class A Shares	62,663	340
12b-1 fees — Class C Shares	19,806	570
12b-1 fees — Class R Shares	28,670	—
Custodian fees	116,995	25,707
Transfer agent fees — Class A Shares	44,219	271
Transfer agent fees — Class C Shares	3,490	125
Transfer agent fees — Class R Shares	10,052	—
Transfer agent fees — Class R6 Shares	729	—
Transfer agent fees — Class Y Shares	123,252	804
Trustees' fees	15,399	415
Compliance fees	1,461	21
Legal and audit fees	26,055	12,150
State registration and filing fees	45,033	22,839
Interest expense on interfund lending	111	—
Other expenses	50,899	12,069
Total Expenses	2,346,868	115,144
Expenses waived/reimbursed by Adviser	(566,001)	(77,202)
Net Expenses	1,780,867	37,942
Net Investment Income (Loss)	1,269,852	15,715
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(12,231,288)	(302,041)
Foreign refunds (taxes) on realized gains	50,088	7,999
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(39,821,162)	(634,223)
Net change in accrued foreign taxes on unrealized gains	110,426	2,288
Net realized/unrealized gains (losses) on investments	(51,891,936)	(925,977)
Change in net assets resulting from operations	$(50,622,084)	$(910,262)

See notes to financial statements.

36

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS International Fund		Victory RS Global Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$3,750,436	$1,446,540	$852,985	$998,312
Net realized gains (losses) from investments	(6,874,250)	(113,975)	(2,107,220)	(626,741)
Net change in unrealized appreciation/depreciation on investments	(27,121,573)	19,916,509	(2,733,719)	13,988,831
Change in net assets resulting from operations	(30,245,387)	21,249,074	(3,987,954)	14,360,402
Distributions to Shareholders:
Class A Shares	—	(14,432)	—	(298,099)
Class C Shares	—	(963)	—	(18,415)
Class R Shares	—	(1,332)	—	(18,008)
Class R6 Shares	—	(400,310)	—	(1,870)
Class Y Shares	—	(155,010)	—	(719,354)
Change in net assets resulting from distributions to shareholders	—	(572,047)	—	(1,055,746)
Change in net assets resulting from capital transactions	54,844,947	235,953,255	32,321,157	35,779,871
Change in net assets	24,599,560	256,630,282	28,333,203	49,084,527
Net Assets:
Beginning of period	280,813,215	24,182,933	84,601,688	35,517,161
End of period	$305,412,775	$280,813,215	$112,934,891	$84,601,688

(continues on next page)

See notes to financial statements.

37

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS International Fund		Victory RS Global Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$4,279,505	$6,373,842	$15,603,007	$20,850,831
Distributions reinvested	—	14,244	—	297,840
Cost of shares redeemed	(2,263,520)	(3,048,817)	(3,272,963)	(2,936,045)
Total Class A Shares	$2,015,985	$3,339,269	$12,330,044	$18,212,626
Class C Shares
Proceeds from shares issued	$206,019	$819,811	$775,295	$795,903
Distributions reinvested	—	960	—	17,374
Cost of shares redeemed	(178,728)	(247,174)	(917,827)	(737,389)
Total Class C Shares	$27,291	$573,597	$(142,532)	$75,888
Class R Shares
Proceeds from shares issued	$308,489	$927,579	$1,802,297	$771,536
Distributions reinvested	—	1,332	—	18,002
Cost of shares redeemed	(441,729)	(477,688)	(340,280)	(869,410)
Total Class R Shares	$(133,240)	$451,223	$1,462,017	$(79,872)
Class R6 Shares
Proceeds from shares issued	$26,623,866	$173,919,837	$444,404	$116,672
Distributions reinvested	—	397,374	—	1,870
Cost of shares redeemed	(6,820,763)	(6,233,457)	(43,777)	—
Total Class R6 Shares	$19,803,103	$168,083,754	$400,627	$118,542
Class Y Shares
Proceeds from shares issued	$55,397,902	$67,946,711	$31,478,456	$28,548,290
Distributions reinvested	—	154,814	—	711,835
Cost of shares redeemed	(22,266,094)	(4,596,113)	(13,207,455)	(11,807,438)
Total Class Y Shares	$33,131,808	$63,505,412	$18,271,001	$17,452,687
Change in net assets resulting from capital transactions	$54,844,947	$235,953,255	$32,321,157	$35,779,871

(continues on next page)

See notes to financial statements.

38

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS International Fund		Victory RS Global Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Share Transactions:
Class A Shares
Issued	389,176	523,906	1,062,759	1,487,189
Reinvested	—	1,104	—	20,145
Redeemed	(204,713)	(253,679)	(237,419)	(220,393)
Total Class A Shares	184,463	271,331	825,340	1,286,941
Class C Shares
Issued	24,088	95,902	56,473	59,708
Reinvested	—	103	—	1,215
Redeemed	(21,652)	(28,453)	(69,746)	(56,283)
Total Class C Shares	2,436	67,552	(13,273)	4,640
Class R Shares
Issued	29,667	83,638	102,679	45,802
Reinvested	—	111	—	976
Redeemed	(43,015)	(43,472)	(20,272)	(52,905)
Total Class R Shares	(13,348)	40,277	82,407	(6,127)
Class R6 Shares
Issued	2,881,700	17,284,970	44,414	10,988
Reinvested	—	37,199	—	170
Redeemed	(726,048)	(621,824)	(4,349)	—
Total Class R6 Shares	2,155,652	16,700,345	40,065	11,158
Class Y Shares
Issued	4,790,176	5,719,982	2,330,806	2,167,090
Reinvested	—	12,169	—	48,603
Redeemed	(2,025,981)	(387,903)	(1,029,889)	(884,579)
Total Class Y Shares	2,764,195	5,344,248	1,300,917	1,331,114
Change in Shares	5,093,398	22,423,753	2,235,456	2,627,726

See notes to financial statements.

39

Victory Portfolios	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$1,269,852	$8,164,402	$15,715	$61,545
Net realized gains (losses) from investment transactions	(12,181,200)	(6,776,933)	(294,042)	118,618
Net change in unrealized appreciation/depreciation on investments	(39,710,736)	72,555,651	(631,935)	785,941
Change in net assets resulting from operations	(50,622,084)	73,943,120	(910,262)	966,104
Distributions to Shareholders:
Class A Shares	—	(277,823)	—	(2,782)
Class C Shares	—	—	—	(314)
Class R Shares	—	(39,217)	—	—
Class R6 Shares	—	(562,165)	—	—
Class Y Shares	—	(1,923,302)	—	(56,360)
Change in net assets resulting from distributions to shareholders	—	(2,802,507)	—	(59,456)
Change in net assets resulting from capital transactions	(41,881,831)	51,599,325	501,429	72,811
Change in net assets	(92,503,915)	122,739,938	(408,833)	979,459
Net Assets:
Beginning of period	409,568,743	286,828,805	5,315,339	4,335,880
End of period	$317,064,828	$409,568,743	$4,906,506	$5,315,339

(continues on next page)

See notes to financial statements.

40

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$3,643,742	$9,482,029	$7,406	$32,131
Distributions reinvested	—	271,641	—	2,782
Cost of shares redeemed	(10,316,305)	(16,188,808)	(26,807)	(93,194)
Total Class A Shares	$(6,672,563)	$(6,435,138)	$(19,401)	$(58,281)
Class C Shares
Proceeds from shares issued	$49,820	$530,542	$—	$18,900
Distributions reinvested	—	—	—	314
Cost of shares redeemed	(2,247,956)	(6,342,404)	(10,204)	(16,359)
Total Class C Shares	$(2,198,136)	$(5,811,862)	$(10,204)	$2,855
Class R Shares
Proceeds from shares issued	$802,167	$1,606,429	$—	$—
Distributions reinvested	—	39,076	—	—
Cost of shares redeemed	(1,685,752)	(3,009,268)	—	—
Total Class R Shares	$(883,585)	$(1,363,763)	$—	$—
Class R6 Shares
Proceeds from shares issued	$13,886,391	$44,467,648	$—	$—
Distributions reinvested	—	562,165	—	—
Cost of shares redeemed	(12,551,969)	(12,538,852)	—	—
Total Class R6 Shares	$1,334,422	$32,490,961	$—	$—
Class Y Shares
Proceeds from shares issued	$34,015,686	$111,480,099	$981,636	$944,047
Distributions reinvested	—	1,893,634	—	56,360
Cost of shares redeemed	(67,477,655)	(80,654,606)	(450,602)	(872,170)
Total Class Y Shares	$(33,461,969)	$32,719,127	$531,034	$128,237
Change in net assets resulting from capital transactions	$(41,881,831)	$51,599,325	$501,429	$72,811

(continues on next page)

See notes to financial statements.

41

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Share Transactions:
Class A Shares
Issued	192,833	497,792	1,562	4,925
Reinvested	—	12,862	—	384
Redeemed	(551,636)	(849,774)	(4,619)	(14,442)
Total Class A Shares	(358,803)	(339,120)	(3,057)	(9,133)
Class C Shares
Issued	3,216	37,273	—	3,242
Reinvested	—	—	—	48
Redeemed	(165,633)	(450,593)	(1,957)	(2,616)
Total Class C Shares	(162,417)	(413,320)	(1,957)	674
Class R Shares
Issued	47,404	89,819	—	—
Reinvested	—	1,974	—	—
Redeemed	(95,936)	(166,112)	—	—
Total Class R Shares	(48,532)	(74,319)	—	—
Class R6 Shares
Issued	756,081	2,305,144	—	—
Reinvested	—	26,252	—	—
Redeemed	(646,287)	(654,118)	—	—
Total Class R6 Shares	109,794	1,677,278	—	—
Class Y Shares
Issued	1,812,373	5,878,564	138,973	142,497
Reinvested	—	89,198	—	7,798
Redeemed	(3,852,146)	(4,237,322)	(74,948)	(129,332)
Total Class Y Shares	(2,039,773)	1,730,440	64,025	20,963
Change in Shares	(2,499,731)	2,580,959	59,011	12,504

See notes to financial statements.

42

This page is intentionally left blank.

43

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS International Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$12.93	0.14	(1.52)	(1.38)	—	—	—
Year Ended 12/31/19	$10.63	0.26	2.05	2.31	— (e)	(0.01)	(0.01)
Year Ended 12/31/18	$12.12	0.23	(1.52)	(1.29)	(0.20)	—	(0.20)
Year Ended 12/31/17	$9.84	0.19	2.29	2.48	(0.20)	—	(0.20)
Year Ended 12/31/16	$9.78	0.16	(0.07)	0.09	(0.17)	—	(0.17)
Year Ended 12/31/15	$9.87	0.15	(0.09)	0.06	(0.15)	—	(0.15)
Class C
Six Months Ended 6/30/20 (unaudited)	$9.36	0.07	(1.10)	(1.03)	—	—	—
Year Ended 12/31/19	$7.76	0.12	1.49	1.61	—	(0.01)	(0.01)
Year Ended 12/31/18	$8.89	0.11	(1.11)	(1.00)	(0.13)	—	(0.13)
Year Ended 12/31/17	$7.26	0.08	1.68	1.76	(0.13)	—	(0.13)
Year Ended 12/31/16	$7.26	0.07	(0.08)	(0.01)	(0.13)	—	(0.13)
Year Ended 12/31/15	$7.36	0.05	(0.07)	(0.02)	(0.08)	—	(0.08)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS International Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—	$11.55	(10.67)%		1.13%	2.42%	1.46%	$22,345	24%
Year Ended 12/31/19	—	$12.93	21.72%		1.13%	2.18%	1.55%	$22,620	20%
Year Ended 12/31/18	—	$10.63	(10.65)%		1.13%	1.97%	1.61%	$15,716	52%
Year Ended 12/31/17	—	$12.12	25.26%		1.20%	1.66%	1.81%	$18,512	60%
Year Ended 12/31/16	0.14	$9.84	2.41	%(f)	1.40%	1.64%	1.95%	$16,799	103%
Year Ended 12/31/15	—	$9.78	0.64%		1.40%	1.49%	1.89%	$19,416	117%
Class C
Six Months Ended 6/30/20 (unaudited)	—	$8.33	(11.00)%		1.88%	1.72%	3.06%	$1,338	24%
Year Ended 12/31/19	—	$9.36	20.70%		1.88%	1.39%	3.14%	$1,480	20%
Year Ended 12/31/18	—	$7.76	(11.24)%		1.88%	1.23%	3.52%	$702	52%
Year Ended 12/31/17	—	$8.89	24.25%		1.95%	0.92%	3.26%	$1,066	60%
Year Ended 12/31/16	0.14	$7.26	1.77	%(f)	2.15%	0.97%	3.05%	$1,228	103%
Year Ended 12/31/15	—	$7.26	(0.27)%		2.27%	0.65%	2.82%	$1,969	117%

(continues on next page)

See notes to financial statements.

45

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS International Fund
Class R
Six Months Ended 6/30/20 (unaudited)	$12.07	0.11	(1.41)	(1.30)	—	—	—
Year Ended 12/31/19	$9.95	0.21	1.92	2.13	—	(0.01)	(0.01)
Year Ended 12/31/18	$11.35	0.19	(1.42)	(1.23)	(0.17)	—	(0.17)
Year Ended 12/31/17	$9.23	0.15	2.14	2.29	(0.17)	—	(0.17)
Year Ended 12/31/16	$9.18	0.11	(0.06)	0.05	(0.14)	—	(0.14)
Year Ended 12/31/15	$9.27	0.11	(0.09)	0.02	(0.11)	—	(0.11)
Class R6
Six Months Ended 6/30/20 (unaudited)	$10.70	0.13	(1.25)	(1.12)	—	—	—
May 2, 2019(g) through 12/31/19	$10.00	0.06	0.67	0.73	(0.02)	(0.01)	(0.03)
Class Y
Six Months Ended 6/30/20 (unaudited)	$12.74	0.15	(1.49)	(1.34)	—	—	—
Year Ended 12/31/19	$10.47	0.22	2.08	2.30	(0.02)	(0.01)	(0.03)
Year Ended 12/31/18	$11.93	0.23	(1.47)	(1.24)	(0.22)	—	(0.22)
Year Ended 12/31/17	$9.69	0.22	2.26	2.48	(0.24)	—	(0.24)
Year Ended 12/31/16	$9.62	0.18	(0.06)	0.12	(0.19)	—	(0.19)
Year Ended 12/31/15	$9.70	0.18	(0.09)	0.09	(0.17)	—	(0.17)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(g)  Commencement of operations.

See notes to financial statements.

46

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS International Fund
Class R
Six Months Ended 6/30/20 (unaudited)	—	$10.77	(10.77)%		1.38%	2.15%	2.25%	$2,223	24%
Year Ended 12/31/19	—	$12.07	21.37%		1.38%	1.87%	2.32%	$2,652	20%
Year Ended 12/31/18	—	$9.95	(10.85)%		1.38%	1.73%	2.31%	$1,786	52%
Year Ended 12/31/17	—	$11.35	24.85%		1.48%	1.39%	2.48%	$2,522	60%
Year Ended 12/31/16	0.14	$9.23	2.06	%(f)	1.80%	1.26%	2.29%	$2,279	103%
Year Ended 12/31/15	—	$9.18	0.22%		1.86%	1.10%	2.28%	$2,707	117%
Class R6
Six Months Ended 6/30/20 (unaudited)	—	$9.58	(10.47)%		0.83%	2.74%	0.94%	$180,566	24%
May 2, 2019(g) through 12/31/19	—	$10.70	7.24%		0.83%	0.92%	0.97%	$178,695	20%
Class Y
Six Months Ended 6/30/20 (unaudited)	—	$11.40	(10.52)%		0.88%	2.77%	1.05%	$98,941	24%
Year Ended 12/31/19	—	$12.74	21.94%		0.88%	1.80%	1.16%	$75,366	20%
Year Ended 12/31/18	—	$10.47	(10.38)%		0.88%	1.97%	1.62%	$5,979	52%
Year Ended 12/31/17	—	$11.93	25.56%		0.94%	1.98%	1.85%	$3,122	60%
Year Ended 12/31/16	0.14	$9.69	2.69	%(f)	1.15%	1.93%	1.80%	$2,626	103%
Year Ended 12/31/15	—	$9.62	0.92%		1.15%	1.76%	1.75%	$3,904	117%

See notes to financial statements.

47

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital
Victory RS Global Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$14.86	0.12	(0.74)	(0.62)	—	—	—
Year Ended 12/31/19	$11.53	0.21	3.29	3.50	(0.16)	(0.01)	—
Year Ended 12/31/18	$12.75	0.20	(0.90)	(0.70)	(0.16)	(0.36)	—
Year Ended 12/31/17	$11.16	0.15	2.53	2.68	—	(1.00)	(0.09)
Year Ended 12/31/16	$11.56	0.13	0.65	0.78	(0.03)	(1.15)	—
Year Ended 12/31/15	$11.56	0.11	0.32	0.43	(0.11)	(0.32)	—
Class C
Six Months Ended 6/30/20 (unaudited)	$14.38	0.06	(0.72)	(0.66)	—	—	—
Year Ended 12/31/19	$11.17	0.14	3.16	3.30	(0.08)	(0.01)	—
Year Ended 12/31/18	$12.38	0.10	(0.87)	(0.77)	(0.08)	(0.36)	—
Year Ended 12/31/17	$10.95	0.05	2.47	2.52	—	(1.00)	(0.09)
Year Ended 12/31/16	$11.42	0.05	0.63	0.68	—	(1.15)	—
Year Ended 12/31/15	$11.43	0.01	0.32	0.33	(0.02)	(0.32)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  During the period, the share class recognized certain expense reimbursements and due to the fluctuation in average net assets during the same period the total return reflected is significantly higher than the other share classes of the Fund. The total return would have been 6.39% had the expense reimbursements not occurred.

See notes to financial statements.

48

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Global Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—	$14.24	(4.17)%	0.85%	1.71%	1.38%	$37,113	30%
Year Ended 12/31/19	(0.17)	$14.86	30.36%	0.85%	1.51%	1.53%	$26,471	46%
Year Ended 12/31/18	(0.52)	$11.53	(5.45)%	0.94%	1.51%	1.75%	$5,695	58%
Year Ended 12/31/17	(1.09)	$12.75	24.48%	1.17%	1.24%	1.90%	$3,456	187%
Year Ended 12/31/16	(1.18)	$11.16	6.67%	1.40%	1.12%	1.71%	$5,366	184%
Year Ended 12/31/15	(0.43)	$11.56	3.68%	1.36%	0.90%	1.57%	$13,857	90%
Class C
Six Months Ended 6/30/20 (unaudited)	—	$13.72	(4.59)%	1.60%	0.91%	2.59%	$2,777	30%
Year Ended 12/31/19	(0.09)	$14.38	29.52%	1.60%	1.07%	2.59%	$3,101	46%
Year Ended 12/31/18	(0.44)	$11.17	(6.20)%	1.70%	0.79%	2.59%	$2,358	58%
Year Ended 12/31/17	(1.09)	$12.38	23.47%	1.91%	0.41%	3.00%	$2,167	187%
Year Ended 12/31/16	(1.15)	$10.95	5.92%	2.16%	0.41%	2.44%	$1,270	184%
Year Ended 12/31/15	(0.34)	$11.42	2.85%	2.17%	0.11%	2.38%	$7,367	90%

(continues on next page)
See notes to financial statements.

49

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Return of Capital
Victory RS Global Fund
Class R
Six Months Ended 6/30/20 (unaudited)	$18.55	0.12	(0.92)	(0.80)	—	—	—
Year Ended 12/31/19	$14.37	0.25	4.07	4.32	(0.13)	(0.01)	—
Year Ended 12/31/18	$15.76	0.20	(1.10)	(0.90)	(0.13)	(0.36)	—
Year Ended 12/31/17	$13.62	0.05	3.18	3.23	—	(1.00)	(0.09)
Year Ended 12/31/16	$11.50	0.09	3.43	3.52	(0.25)	(1.15)	—
Year Ended 12/31/15	$11.50	0.06	0.32	0.38	(0.06)	(0.32)	—
Class R6
Six Months Ended 6/30/20 (unaudited)	$11.07	0.11	(0.56)	(0.45)	—	—	—
May 2, 2019(f) through 12/31/19	$10.00	0.13	1.12	1.25	(0.17)	(0.01)	—
Class Y
Six Months Ended 6/30/20 (unaudited)	$14.72	0.13	(0.73)	(0.60)	—	—	—
Year Ended 12/31/19	$11.42	0.26	3.24	3.50	(0.19)	(0.01)	—
Year Ended 12/31/18	$12.63	0.23	(0.89)	(0.66)	(0.19)	(0.36)	—
Year Ended 12/31/17	$11.04	0.18	2.50	2.68	—	(1.00)	(0.09)
Year Ended 12/31/16	$11.60	0.15	0.67	0.82	(0.23)	(1.15)	—
Year Ended 12/31/15	$11.59	0.15	0.31	0.46	(0.13)	(0.32)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  During the period, the share class recognized certain expense reimbursements and due to the fluctuation in average net assets during the same period the total return reflected is significantly higher than the other share classes of the Fund. The total return would have been 6.39% had the expense reimbursements not occurred.

(f)  Commencement of operations.

See notes to financial statements.

50

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Global Fund
Class R
Six Months Ended 6/30/20 (unaudited)	—	$17.75	(4.31)%		1.10%	1.45%	1.99%	$3,726	30%
Year Ended 12/31/19	(0.14)	$18.55	30.10%		1.10%	1.53%	2.34%	$2,365	46%
Year Ended 12/31/18	(0.49)	$14.37	(5.68)%		1.20%	1.25%	2.34%	$1,920	58%
Year Ended 12/31/17	(1.09)	$15.76	24.09%		1.61%	0.38%	2.76%	$2,281	187%
Year Ended 12/31/16	(1.40)	$13.62	30.57	%(e)	1.68%	0.74%	1.81%	$9,213	184%
Year Ended 12/31/15	(0.38)	$11.50	3.23%		1.78%	0.50%	2.00%	$5,265	90%
Class R6
Six Months Ended 6/30/20 (unaudited)	—	$10.62	(4.07)%		0.55%	2.09%	12.18%	$544	30%
May 2, 2019(f) through 12/31/19	(0.18)	$11.07	12.47%		0.55%	1.85%	28.85%	$124	46%
Class Y
Six Months Ended 6/30/20 (unaudited)	—	$14.12	(4.08)%		0.60%	1.93%	1.11%	$68,774	30%
Year Ended 12/31/19	(0.20)	$14.72	30.69%		0.60%	1.95%	1.17%	$52,541	46%
Year Ended 12/31/18	(0.55)	$11.42	(5.17)%		0.70%	1.80%	1.20%	$25,544	58%
Year Ended 12/31/17	(1.09)	$12.63	24.75%		0.88%	1.44%	1.32%	$24,657	187%
Year Ended 12/31/16	(1.38)	$11.04	7.01%		1.09%	1.30%	1.36%	$13,430	184%
Year Ended 12/31/15	(0.45)	$11.60	3.96%		1.09%	1.21%	1.36%	$15,871	90%

See notes to financial statements.

51

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Sophus Emerging Markets Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$21.37	0.04	(2.45)	(2.41)	—	—	—
Year Ended 12/31/19	$17.45	0.37	3.65	4.02	(0.10)	—	(0.10)
Year Ended 12/31/18	$22.52	0.24	(4.54)	(4.30)	(0.13)	(0.64)	(0.77)
Year Ended 12/31/17	$15.98	0.16	6.55	6.71	(0.17)	—	(0.17)
Year Ended 12/31/16	$14.60	0.11	1.38	1.49	(0.15)	—	(0.15)
Year Ended 12/31/15	$17.22	0.10	(2.33)	(2.23)	—	(0.39)	(0.39)
Class C
Six Months Ended 6/30/20 (unaudited)	$15.94	(0.04)	(1.81)	(1.85)	—	—	—
Year Ended 12/31/19	$13.06	0.14	2.74	2.88	—	—	—
Year Ended 12/31/18	$17.07	0.05	(3.42)	(3.37)	— (f)	(0.64)	(0.64)
Year Ended 12/31/17	$12.17	— (f)	4.97	4.97	(0.07)	—	(0.07)
Year Ended 12/31/16	$11.20	(0.01)	1.05	1.04	(0.11)	—	(0.11)
Year Ended 12/31/15	$13.43	(0.02)	(1.82)	(1.84)	—	(0.39)	(0.39)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(f)  Amount is less than $0.005 per share.

(g)  Amount is less than 0.005%.

See notes to financial statements.

52

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)		Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Sophus Emerging Markets Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—	$18.96	(11.24)%		1.34%	0.47%		1.66%	$48,507	51%
Year Ended 12/31/19	—	$21.37	22.96%		1.34%	1.95%		1.62%	$62,346	96%
Year Ended 12/31/18	—	$17.45	(19.08)%		1.34%	1.11%		1.61%	$56,823	118%
Year Ended 12/31/17	—	$22.52	42.08%		1.54%	0.80%		1.66%	$76,485	113%
Year Ended 12/31/16	0.04	$15.98	10.50	%(e)	1.65%	0.73%		1.67%	$61,767	120%
Year Ended 12/31/15	—	$14.60	(12.94)%		1.57%	0.60%		1.57%	$74,837	111%
Class C
Six Months Ended 6/30/20 (unaudited)	—	$14.09	(11.61)%		2.14%	(0.55)%		2.71%	$2,825	51%
Year Ended 12/31/19	—	$15.94	22.05%		2.14%	0.99%		2.48%	$5,787	96%
Year Ended 12/31/18	—	$13.06	(19.75)%		2.14%	0.31%		2.40%	$10,141	118%
Year Ended 12/31/17	—	$17.07	40.96%		2.34%	—	%(g)	2.46%	$15,854	113%
Year Ended 12/31/16	0.04	$12.17	9.62	%(e)	2.45%	(0.09)%		2.48%	$12,273	120%
Year Ended 12/31/15	—	$11.20	(13.68)%		2.38%	(0.19)%		2.38%	$15,096	111%

(continues on next page)

See notes to financial statements.

53

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory Sophus Emerging Markets Fund
Class R
Six Months Ended 6/30/20 (unaudited)	$20.03	0.02	(2.30)	(2.28)	—	—	—
Year Ended 12/31/19	$16.37	0.31	3.41	3.72	(0.06)	—	(0.06)
Year Ended 12/31/18	$21.18	0.18	(4.26)	(4.08)	(0.09)	(0.64)	(0.73)
Year Ended 12/31/17	$15.03	0.09	6.17	6.26	(0.11)	—	(0.11)
Year Ended 12/31/16	$13.76	0.07	1.30	1.37	(0.14)	—	(0.14)
Year Ended 12/31/15	$16.31	0.05	(2.21)	(2.16)	—	(0.39)	(0.39)
Class R6
Six Months Ended 6/30/20 (unaudited)	$21.68	0.10	(2.50)	(2.40)	—	—	—
Year Ended 12/31/19	$17.68	0.52	3.65	4.17	(0.17)	—	(0.17)
Year Ended 12/31/18	$22.81	0.34	(4.62)	(4.28)	(0.21)	(0.64)	(0.85)
Year Ended 12/31/17	$16.16	0.34	6.57	6.91	(0.26)	—	(0.26)
November 15, 2016(h) through 12/31/16	$15.91	0.04	0.25	0.29	(0.04)	—	(0.04)
Class Y
Six Months Ended 6/30/20 (unaudited)	$21.48	0.07	(2.46)	(2.39)	—	—	—
Year Ended 12/31/19	$17.54	0.45	3.65	4.10	(0.16)	—	(0.16)
Year Ended 12/31/18	$22.64	0.35	(4.61)	(4.26)	(0.20)	(0.64)	(0.84)
Year Ended 12/31/17	$16.05	0.21	6.62	6.83	(0.24)	—	(0.24)
Year Ended 12/31/16	$14.61	0.18	1.37	1.55	(0.15)	—	(0.15)
Year Ended 12/31/15	$17.22	0.15	(2.34)	(2.19)	(0.03)	(0.39)	(0.42)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

54

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Capital Contribution from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Sophus Emerging Markets Fund
Class R
Six Months Ended 6/30/20 (unaudited)	—	$17.75	(11.34)%		1.58%	0.26%	1.98%	$11,381	51%
Year Ended 12/31/19	—	$20.03	22.64%		1.58%	1.71%	1.94%	$13,817	96%
Year Ended 12/31/18	—	$16.37	(19.24)%		1.58%	0.89%	1.91%	$12,505	118%
Year Ended 12/31/17	—	$21.18	41.69%		1.83%	0.50%	2.00%	$17,875	113%
Year Ended 12/31/16	0.04	$15.03	10.26	%(e)	1.87%	0.50%	1.87%	$15,923	120%
Year Ended 12/31/15	—	$13.76	(13.23)%		1.87%	0.33%	1.87%	$18,648	111%
Class R6
Six Months Ended 6/30/20 (unaudited)	—	$19.28	(11.03)%		0.89%	1.02%	1.22%	$66,307	51%
Year Ended 12/31/19	—	$21.68	23.55%		0.89%	2.69%	1.22%	$72,196	96%
Year Ended 12/31/18	—	$17.68	(18.73)%		0.89%	1.59%	1.24%	$29,228	118%
Year Ended 12/31/17	—	$22.81	42.77%		1.03%	1.66%	1.39%	$18,762	113%
November 15, 2016(h) through 12/31/16	—	$16.16	1.81%		1.16%	1.79%	21.70%	$64	120%
Class Y
Six Months Ended 6/30/20 (unaudited)	—	$19.09	(11.13)%		0.99%	0.79%	1.32%	$188,045	51%
Year Ended 12/31/19	—	$21.48	23.40%		0.99%	2.32%	1.30%	$255,423	96%
Year Ended 12/31/18	—	$17.54	(18.77)%		0.99%	1.64%	1.30%	$178,132	118%
Year Ended 12/31/17	—	$22.64	42.59%		1.18%	1.07%	1.33%	$100,902	113%
Year Ended 12/31/16	0.04	$16.05	10.86	%(e)	1.32%	1.17%	1.38%	$60,277	120%
Year Ended 12/31/15	—	$14.61	(12.73)%		1.30%	0.89%	1.30%	$98,634	111%

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(f)  Amount is less than $0.005 per share.

(g)  Amount is less than 0.005%.

(h)  Commencement of operations.

See notes to financial statements.

55

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
Victory Sophus Emerging Markets Small Cap Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$7.32	0.01	(1.08)	(1.07)	—	—
Year Ended 12/31/19	$6.07	0.06	1.25	1.31	(0.05)	(0.01)
Year Ended 12/31/18	$10.13	0.04	(2.27)	(2.23)	—	(1.83)
Year Ended 12/31/17	$9.75	0.12	3.86	3.98	(0.12)	(3.48)
Year Ended 12/31/16	$9.69	0.04	0.02	0.06	—	—
Year Ended 12/31/15	$10.31	0.01	(0.63)	(0.62)	—	—
Class C
Six Months Ended 6/30/20 (unaudited)	$6.66	(0.01)	(0.99)	(1.00)	—	—
Year Ended 12/31/19	$5.53	0.02	1.12	1.14	—	(0.01)
Year Ended 12/31/18	$9.51	0.01	(2.16)	(2.15)	—	(1.83)
Year Ended 12/31/17	$9.34	(0.02)	3.75	3.73	(0.08)	(3.48)
Year Ended 12/31/16	$9.56	(0.02)	(0.20)	(0.22)	—	—
Year Ended 12/31/15	$10.23	(0.05)	(0.62)	(0.67)	—	—
Class Y
Six Months Ended 6/30/20 (unaudited)	$7.29	0.02	(1.08)	(1.06)	—	—
Year Ended 12/31/19	$6.05	0.08	1.24	1.32	(0.07)	(0.01)
Year Ended 12/31/18	$10.08	0.09	(2.29)	(2.20)	—	(1.83)
Year Ended 12/31/17	$9.75	0.15	3.87	4.02	(0.21)	(3.48)
Year Ended 12/31/16	$9.74	0.06	0.02	0.08	(0.07)	—
Year Ended 12/31/15	$10.32	0.06	(0.64)	(0.58)	—	—

*  Includes adjustments in accordance with U.S. generally accepted accounting principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See notes to financial statements.

56

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)*	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Sophus Emerging Markets Small Cap Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—	$6.25	(14.50)%	1.75%	0.37%	8.99%	$268	71%
Year Ended 12/31/19	(0.06)	$7.32	21.44%	1.75%	0.94%	8.02%	$336	112%
Year Ended 12/31/18	(1.83)	$6.07	(21.76)%	1.75%	0.39%	5.77%	$334	200%
Year Ended 12/31/17	(3.60)	$10.13	42.55%	1.75%	1.07%	2.94%	$1,456	227	%(e)
Year Ended 12/31/16	—	$9.75	0.62%	1.75%	0.44%	2.29%	$2,552	141%
Year Ended 12/31/15	—	$9.69	(6.01)%	1.92%	0.08%	2.44%	$5,083	107%
Class C
Six Months Ended 6/30/20 (unaudited)	—	$5.66	(14.89)%	2.50%	(0.40)%	16.38%	$108	71%
Year Ended 12/31/19	(0.01)	$6.66	20.53%	2.50%	0.25%	13.26%	$140	112%
Year Ended 12/31/18	(1.83)	$5.53	(22.31)%	2.51%	0.11%	13.96%	$112	200%
Year Ended 12/31/17	(3.56)	$9.51	41.68%	2.50%	(0.21)%	32.34%	$99	227	%(e)
Year Ended 12/31/16	—	$9.34	(2.30)%	2.50%	(0.18)%	3.12%	$24	141%
Year Ended 12/31/15	—	$9.56	(6.55)%	2.54%	(0.50)%	3.05%	$2,617	107%
Class Y
Six Months Ended 6/30/20 (unaudited)	—	$6.23	(14.42)%	1.50%	0.68%	4.11%	$4,531	71%
Year Ended 12/31/19	(0.08)	$7.29	21.76%	1.50%	1.25%	4.02%	$4,839	112%
Year Ended 12/31/18	(1.83)	$6.05	(21.57)%	1.51%	0.94%	3.82%	$3,890	200%
Year Ended 12/31/17	(3.69)	$10.08	43.02%	1.50%	1.32%	2.13%	$5,685	227	%(e)
Year Ended 12/31/16	(0.07)	$9.75	0.79%	1.50%	0.62%	1.98%	$17,261	141%
Year Ended 12/31/15	—	$9.74	(5.62)%	1.50%	0.53%	2.01%	$17,581	107%

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover increased due to change within portfolio holdings during the year.

See notes to financial statements.

57

Victory Portfolios	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following four Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS International Fund	RS International Fund	Classes A, C, R, R6* and Y
Victory RS Global Fund	RS Global Fund	Classes A, C, R, R6* and Y
Victory Sophus Emerging Markets Fund	Sophus Emerging Market Fund	Classes A, C, R, R6 and Y
Victory Sophus Emerging Markets Small Cap Fund	Sophus Emerging Markets	Classes A, C and Y Small Cap Fund

*  RS International Fund and RS Global Fund Class R6 Shares commenced operations on May 2, 2019.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

58

Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
RS International Fund
Common Stocks	$—	$295,247,703	$—		$295,247,703
Rights	137,281	—	—		137,281
Exchange-Traded Funds	3,645,200	—	—		3,645,200
Collateral for Securities Loaned	6,419,021	—	—		6,419,021
Total	$10,201,502	$295,247,703	$—		$305,449,205
RS Global Fund
Common Stocks	$64,611,038	$44,822,930	$—		$109,433,968
Preferred Stocks	872,556	—	—		872,556
Exchange-Traded Funds	673,358	—	—		673,358
Collateral for Securities Loaned	847,523	—	—		847,523
Total	$67,004,475	$44,822,930	$—		$111,827,405
Sophus Emerging Markets Fund
Common Stocks	$68,634,827	$240,112,397	$—		$308,747,224
Preferred Stocks	3,142,803	—	—		3,142,803
Rights	—	—	—	(a)	—
Collateral for Securities Loaned	2,948,763	—	—		2,948,763
Total	$74,726,393	$240,112,397	$—	(a)	$314,838,790
Sophus Emerging Markets Small Cap Fund
Common Stocks	$678,594	$4,044,826	$—		$4,723,420
Preferred Stocks	67,877	—	—		67,877
Rights	—	—	—	(a)	—
Collateral for Securities Loaned	67,493	—	—		67,493
Total	$813,964	$4,044,826	$—	(a)	$4,858,790

(a)  Rights are categorized as Level 3 in the fair value hierarchy and are valued at zero as of June 30, 2020.

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The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Sophus Emerging Markets Small Cap Fund
Balance as of December 31, 2019	$33,999
Accrued discount (premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales Proceeds	—
Transfers into Level 3	—
Transfers out of Level 3	(33,999)
Balance as of June 30, 2020	$—

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2020, the Funds had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

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Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
	(Value of	Cash
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
RS International Fund	$6,065,938	$6,065,938	$—	$—	$—	$—
RS Global Fund	804,171	804,171	—	—	—	—
Sophus Emerging Markets Fund	2,901,302	2,901,302	—	—	—	—
Sophus Emerging Markets Small Cap Fund	63,347	63,347	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

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Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows:

	Purchases	Sales
RS International Fund	$127,127,856	$65,354,770
RS Global Fund	60,206,616	27,527,751
Sophus Emerging Markets Fund	169,934,403	208,908,123
Sophus Emerging Markets Small Cap Fund	3,938,313	3,441,604

For the six months ended June 30, 2020, there were no purchases or sales of U.S. Government Securities.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

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4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
RS International Fund	0.80%
RS Global Fund	0.80%
Sophus Emerging Markets Fund	1.00%
Sophus Emerging Markets Small Cap Fund	1.25%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Funds to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statements of Operations as Sub-Administration fees.

Citibank acts as the custodian of the Funds' assets pursuant to the Global Custodial Services Agreement (the "Custody Agreement"). Citibank's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. Pursuant to the Custody Agreement, Citibank also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. Citibank may, with the approval of a Fund and at its own expense, open and maintain a sub-custody account or accounts on behalf of a Fund, provided that it shall remain liable for the performance of all of its duties under the Custody Agreement.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statements of Operations.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

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Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended June 30, 2020, the Distributor received approximately $7,104 from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limits (excluding voluntary waivers) are as follows:

	In effect May 1, 2020 until April 30, 2021
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Class Y Shares
RS International Fund	1.13%	1.88%	1.38%	0.83%	0.88%
RS Global Fund	0.85%	1.60%	1.10%	0.55%	0.60%
Sophus Emerging Markets Fund	1.34%	2.14%	1.58%	0.89%	0.99%
Sophus Emerging Markets Small Cap Fund	1.75%	2.50%	N/A	N/A	1.50%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended June 30, 2020, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of June 30, 2020, the following amounts are available to be repaid to the Adviser:

	Expires 12/31/20	Expires 12/31/21	Expires 12/31/22	Expires 12/31/23	Total
RS International Fund	$178,334	$152,046	$266,869	$212,803	$810,052
RS Global Fund	181,379	205,996	359,812	269,550	1,016,737
Sophus Emerging Markets Fund	287,244	879,454	1,124,230	566,001	2,856,929
Sophus Emerging Markets Small Cap Fund	157,277	143,951	151,458	77,202	529,888

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

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5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The Funds didn't utilize the Line of Credit during the six months ended June 30, 2020.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

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Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend money to and borrow money from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interest expense on interfund lending. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending income.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2020 were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
RS Global Fund	Borrower	$—	$1,001,000	1	1.18%	$1,001,000
Sophus Emerging Markets Fund	Borrower	—	1,909,000	1	2.12%	1,909,000

*  For the six months ended June 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the following Funds had net capital loss carryforwards as summarized in the table below.

	Short-Term Amount	Long-Term Amount	Total
Sophus Emerging Markets Fund	$16,782,597	$1,221,783	$18,004,380
Sophus Emerging Markets Small Cap Fund	54,327	—	54,327

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2020

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9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds. Shareholders of record may hold Fund shares for the benefit of their customers.

	Shareholder	Percent
Sophus Emerging Markets Fund	Gerlach Company	56.0%
Sophus Emerging Markets Fund	National Financial Services	25.4%
Sophus Emerging Markets Small Cap Fund	Gerlach Company	34.3%
Sophus Emerging Markets Small Cap Fund	UBS Financial Services	39.7%

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Victory Portfolios	Supplemental Information June 30, 2020

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
RS International Fund
Class A Shares	$1,000.00	$893.30	$1,019.24	$5.32	$5.67	1.13%
Class C Shares	1,000.00	890.00	1,015.51	8.83	9.42	1.88%
Class R Shares	1,000.00	892.30	1,018.00	6.49	6.92	1.38%
Class R6 Shares	1,000.00	895.30	1,020.74	3.91	4.17	0.83%
Class Y Shares	1,000.00	894.80	1,020.49	4.15	4.42	0.88%

68

Victory Portfolios	Supplemental Information — continued June 30, 2020

  (Unaudited)

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
RS Global Fund
Class A Shares	$1,000.00	$958.30	$1,020.64	$4.14	$4.27	0.85%
Class C Shares	1,000.00	954.10	1,016.91	7.77	8.02	1.60%
Class R Shares	1,000.00	956.90	1,019.39	5.35	5.52	1.10%
Class R6 Shares	1,000.00	959.30	1,022.13	2.68	2.77	0.55%
Class Y Shares	1,000.00	959.20	1,021.88	2.92	3.02	0.60%
Sophus Emerging Markets Fund
Class A Shares	1,000.00	887.60	1,018.20	6.29	6.72	1.34%
Class C Shares	1,000.00	883.90	1,014.22	10.02	10.72	2.14%
Class R Shares	1,000.00	886.60	1,017.01	7.41	7.92	1.58%
Class R6 Shares	1,000.00	889.70	1,020.44	4.18	4.47	0.89%
Class Y Shares	1,000.00	888.70	1,019.94	4.65	4.97	0.99%
Sophus Emerging Markets Small Cap Fund
Class A Shares	1,000.00	855.00	1,016.16	8.07	8.77	1.75%
Class C Shares	1,000.00	851.10	1,012.43	11.51	12.51	2.50%
Class Y Shares	1,000.00	855.80	1,017.40	6.92	7.52	1.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

69

Victory Portfolios	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

70

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSIF-SAR (6/20)

June 30, 2020

Semi Annual Report

Victory RS Partners Fund

Victory RS Value Fund

Victory RS Large Cap Alpha Fund

Victory RS Investors Fund

Victory Global Natural Resources Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory Value Funds
Victory RS Partners Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	5
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22-24
Financial Highlights	28-29
Victory RS Value Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	8
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22-24
Financial Highlights	30-33
Victory RS Large Cap Alpha Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	11
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22-24
Financial Highlights	34-37
Victory RS Investors Fund
Investment Objectives & Portfolio Holdings	3
Schedule of Portfolio Investments	14
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	25-27
Financial Highlights	38-39
Victory Global Natural Resources Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	16
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	25-27
Financial Highlights	40-41
Notes to Financial Statements	42
Supplemental Information	51
Proxy Voting and Portfolio Holdings Information	51
Expense Examples	51
Liquidity Risk Management Program	53
Privacy Policy (inside back cover)
1

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios	June 30, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings:

Victory RS Partners Fund The Fund seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Value Fund The Fund seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Large Cap Alpha Fund The Fund seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory RS Investors Fund The Fund seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

3

Victory Portfolios	June 30, 2020

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

Victory Global Natural Resources Fund
The Fund seeks to provide long-term
capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

4

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.4%)
Banks (9.5%):
Ameris Bancorp	58,020	$1,368,692
Associated Bancorp	164,120	2,245,162
Berkshire Hills Bancorp, Inc.	56,310	620,536
Columbia Banking System, Inc.	108,466	3,074,468
FNB Corp.	369,860	2,773,950
Independent Bank Corp.	43,710	2,932,504
Investors Bancorp, Inc.	486,430	4,134,654
Pinnacle Financial Partners, Inc. (a)	53,620	2,251,504
South State Corp.	58,910	2,807,651
TCF Financial Corp.	52,445	1,542,932
UMB Financial Corp.	58,692	3,025,573
Umpqua Holdings Corp.	132,260	1,407,246
		28,184,872
Communication Services (2.3%):
World Wrestling Entertainment, Inc., Class A (a)	159,310	6,922,020
Consumer Discretionary (6.6%):
Carter's, Inc.	11,720	945,804
Dana, Inc.	207,420	2,528,450
Meritage Homes Corp. (b)	34,230	2,605,588
Penske Automotive Group, Inc.	161,361	6,246,284
ServiceMaster Global Holdings, Inc. (b)	57,630	2,056,815
Wolverine World Wide, Inc.	122,070	2,906,487
Zumiez, Inc. (b)	78,310	2,144,128
		19,433,556
Consumer Staples (6.8%):
Hostess Brands, Inc. (b)	731,411	8,937,842
Nomad Foods Ltd. (b)	249,110	5,343,410
TreeHouse Foods, Inc. (a) (b)	133,900	5,864,820
		20,146,072
Energy (1.8%):
Magnolia Oil & Gas Corp., Class A (b)	906,280	5,492,057
Health Care (3.1%):
Halozyme Therapeutics, Inc. (b)	179,900	4,823,119
HMS Holdings Corp. (b)	135,270	4,381,395
		9,204,514
Industrials (13.4%):
Altra Industrial Motion Corp.	49,560	1,578,982
American Woodmark Corp. (b)	56,270	4,256,826
Applied Industrial Technologies, Inc.	24,070	1,501,727
Atkore International Group, Inc. (b)	247,650	6,773,228
Crane Co.	53,550	3,184,083
Finning International, Inc.	189,430	2,583,136
GMS, Inc. (b)	73,300	1,802,447
Regal Beloit Corp.	34,238	2,989,662

See notes to financial statements.

5

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Rush Enterprises, Inc., Class A	62,140	$2,576,325
TFI International, Inc.	197,430	7,009,100
The Timken Co.	125,750	5,720,367
		39,975,883
Information Technology (11.4%):
Euronet Worldwide, Inc. (b)	61,010	5,845,978
NCR Corp. (b)	255,540	4,425,953
Talend SA, ADR (a) (b)	298,450	10,344,277
Verint Systems, Inc .(b)	291,920	13,188,945
		33,805,153
Insurance (19.8%):
Alleghany Corp.	15,380	7,522,973
Globe Life, Inc.	80,130	5,948,050
Kemper Corp.	44,830	3,251,072
Primerica, Inc. (a)	51,063	5,953,946
Safety Insurance Group, Inc.	98,130	7,483,394
Selective Insurance Group, Inc.	186,280	9,824,406
Stewart Information Services Corp.	292,020	9,493,570
The Hanover Insurance Group, Inc.	92,630	9,386,198
		58,863,609
Materials (6.3%):
Graphic Packaging Holding Co.	847,100	11,850,929
Hecla Mining Co.	472,570	1,545,304
Summit Materials, Inc., Class A (b)	334,897	5,385,144
		18,781,377
Real Estate (9.1%):
Corporate Office Properties Trust (a)	67,730	1,716,278
Equity Commonwealth	294,341	9,477,779
Four Corners Property Trust, Inc.	255,690	6,238,836
Jones Lang LaSalle, Inc.	34,840	3,604,547
Kennedy-Wilson Holdings, Inc.	207,270	3,154,649
Washington Real Estate Investment Trust	129,770	2,880,894
		27,072,983
Thrifts & Mortgage Finance (1.8%):
PCSB Financial Corp.	125,790	1,595,017
TFS Financial Corp .(a)	253,480	3,627,299
		5,222,316
Utilities (3.5%):
Black Hills Corp.	66,645	3,776,106
NorthWestern Corp.	67,750	3,693,730
South Jersey Industries, Inc. (a)	124,460	3,110,255
		10,580,091
Total Common Stocks (Cost $271,641,711)		283,684,503

See notes to financial statements.

6

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.2%)
Health Care (0.2%):
WellDoc, Inc. (c) (d)	1,587,483	$587,369
Total Preferred Stocks (Cost $1,942,920)		587,369
Collateral for Securities Loaned^ (3.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (e)	167,417	167,417
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (e)	5,066,982	5,066,982
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (e)	1,164,212	1,164,212
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (e)	666,196	666,196
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (e)	2,995,345	2,995,345
Total Collateral for Securities Loaned (Cost $10,060,152)		10,060,152
Total Investments (Cost $283,644,783) — 99.0%		294,332,024
Other assets in excess of liabilities — 1.0%		3,063,054
NET ASSETS — 100.00%		$297,395,078

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were 0.2% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of the Fund's net assets as of June 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

See notes to financial statements.

7

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (2.5%):
World Wrestling Entertainment, Inc., Class A (a)	162,390	$7,055,846
Consumer Discretionary (8.9%):
AutoZone, Inc. (b)	1,510	1,703,461
Dollar Tree, Inc .(b)	47,830	4,432,884
LKQ Corp. (b)	442,520	11,594,024
Magna International, Inc.	48,000	2,137,440
Penske Automotive Group, Inc.	78,910	3,054,606
ServiceMaster Global Holdings, Inc. (b)	45,060	1,608,191
		24,530,606
Consumer Staples (7.2%):
Hostess Brands, Inc. (b)	314,300	3,840,746
Keurig Dr Pepper, Inc.	213,985	6,077,174
Nomad Foods Ltd. (b)	208,860	4,480,047
TreeHouse Foods, Inc. (a) (b)	127,550	5,586,690
		19,984,657
Energy (1.4%):
Magnolia Oil & Gas Corp., Class A (b)	642,980	3,896,459
Financials (19.6%):
Aflac, Inc.	79,670	2,870,510
Alleghany Corp.	10,980	5,370,757
Arthur J. Gallagher & Co.	30,600	2,983,194
Brown & Brown, Inc.	213,570	8,705,114
Cboe Global Markets, Inc.	30,200	2,817,056
Citizens Financial Group, Inc.	86,530	2,184,017
First American Financial Corp.	86,460	4,151,809
Kearny Financial Corp.	173,570	1,419,803
Kemper Corp.	43,500	3,154,620
KeyCorp	174,060	2,120,051
RenaissanceRe Holdings Ltd.	68,490	11,713,845
TCF Financial Corp.	46,910	1,380,092
Voya Financial, Inc. (a)	122,200	5,700,630
		54,571,498
Health Care (6.7%):
AmerisourceBergen Corp.	30,690	3,092,631
Humana, Inc.	19,460	7,545,615
Quest Diagnostics, Inc.	37,100	4,227,916
Zimmer Biomet Holdings, Inc.	33,230	3,966,333
		18,832,495

See notes to financial statements.

8

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (12.3%):
Allison Transmission Holdings, Inc.	62,920	$2,314,198
Carrier Global Corp.	65,910	1,464,520
Crane Co.	76,370	4,540,960
Curtiss-Wright Corp.	35,650	3,182,832
Huntington Ingalls Industries, Inc.	11,390	1,987,441
Kansas City Southern	9,730	1,452,592
Sensata Technologies Holding PLC (b)	116,130	4,323,520
Textron, Inc.	20,070	660,504
TFI International, Inc.	186,680	6,617,806
The Timken Co.	133,010	6,050,625
United Rentals, Inc. (b)	13,080	1,949,443
		34,544,441
Information Technology (10.2%):
Euronet Worldwide, Inc. (b)	59,153	5,668,040
Leidos Holdings, Inc.	20,650	1,934,286
NCR Corp. (b)	172,050	2,979,906
Talend SA, ADR (a) (b)	188,750	6,542,075
Verint Systems, Inc. (b)	249,210	11,259,308
		28,383,615
Materials (8.6%):
Graphic Packaging Holding Co.	720,290	10,076,857
Sealed Air Corp.	324,290	10,652,927
Summit Materials, Inc., Class A (b)	203,380	3,270,350
		24,000,134
Real Estate (10.8%):
Corporate Office Properties Trust	146,350	3,708,509
Equity Commonwealth	157,933	5,085,443
Healthcare Trust of America, Inc., Class A	196,210	5,203,489
Healthpeak Properties, Inc.	96,540	2,660,642
Highwoods Properties, Inc.	73,630	2,748,608
Invitation Homes, Inc.	182,960	5,036,889
MGM Growth Properties LLC, Series A	195,420	5,317,377
		29,760,957
Utilities (10.8%):
American Electric Power Co., Inc.	31,460	2,505,474
Atmos Energy Corp.	16,839	1,676,828
FirstEnergy Corp.	164,560	6,381,637
The AES Corp.	511,510	7,411,780
Vistra Corp.	653,600	12,170,032
		30,145,751
Total Common Stocks (Cost $273,803,249)		275,706,459

See notes to financial statements.

9

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (3.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (c)	157,041	$157,041
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (c)	4,752,959	4,752,959
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (c)	1,092,061	1,092,061
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (c)	624,909	624,909
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (c)	2,809,710	2,809,710
Total Collateral for Securities Loaned (Cost $9,436,680)		9,436,680
Total Investments (Cost $283,239,929) — 102.4%		285,143,139
Liabilities in excess of other assets — (2.4)%		(6,651,710)
NET ASSETS — 100.00%		$278,491,429

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

See notes to financial statements.

10

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (10.9%):
Alphabet, Inc., Class A (a)	14,240	$20,193,031
Facebook, Inc., Class A (a)	87,690	19,911,768
Verizon Communications, Inc.	106,210	5,855,357
		45,960,156
Consumer Discretionary (7.0%):
AutoZone, Inc. (a)	2,930	3,305,392
Dollar Tree, Inc. (a)	49,970	4,631,219
LKQ Corp. (a)	414,350	10,855,970
McDonald's Corp.	27,490	5,071,080
O'Reilly Automotive, Inc. (a)	7,890	3,326,976
Target Corp.	18,920	2,269,076
		29,459,713
Consumer Staples (7.6%):
Keurig Dr Pepper, Inc.	574,310	16,310,404
Mondelez International, Inc., Class A	301,660	15,423,876
		31,734,280
Energy (5.1%):
Chevron Corp.	122,865	10,963,244
Enterprise Products Partners LP	583,210	10,596,926
		21,560,170
Financials (20.1%):
Aflac, Inc.	116,290	4,189,929
Bank of America Corp.	214,290	5,089,388
Brown & Brown, Inc. (b)	270,420	11,022,318
Cboe Global Markets, Inc.	44,710	4,170,549
Chubb Ltd.	57,450	7,274,319
Citigroup, Inc.	74,420	3,802,862
JPMorgan Chase & Co.	112,020	10,536,601
Marsh & McLennan Cos., Inc.	61,150	6,565,676
RenaissanceRe Holdings Ltd.	97,330	16,646,350
The Progressive Corp.	84,450	6,765,290
U.S. Bancorp	113,240	4,169,497
Voya Financial, Inc.	87,250	4,070,213
		84,302,992
Health Care (13.7%):
Cigna Corp.	65,420	12,276,063
Humana, Inc.	30,300	11,748,825
Johnson & Johnson	85,270	11,991,520
Pfizer, Inc.	240,480	7,863,696
Quest Diagnostics, Inc.	48,430	5,519,083
UnitedHealth Group, Inc.	27,895	8,227,630
		57,626,817

See notes to financial statements.

11

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Industrials (8.8%):
Dover Corp. (b)	21,340	$2,060,590
Eaton Corp. PLC	104,170	9,112,792
Johnson Controls International PLC	125,850	4,296,519
Parker-Hannifin Corp.	47,540	8,712,656
Raytheon Technologies Corp.	113,272	6,979,821
Union Pacific Corp.	31,900	5,393,333
		36,555,711
Information Technology (5.3%):
Broadridge Financial Solutions, Inc.	59,940	7,563,829
Leidos Holdings, Inc.	81,760	7,658,459
Visa, Inc., Class A (b)	37,420	7,228,421
		22,450,709
Materials (4.7%):
Newmont Corp.	79,580	4,913,269
Sealed Air Corp. (b)	452,002	14,848,266
		19,761,535
Real Estate (6.0%):
Equity Commonwealth	385,760	12,421,472
Equity LifeStyle Properties, Inc.	141,610	8,847,793
Invitation Homes, Inc.	149,570	4,117,662
		25,386,927
Utilities (9.3%):
Duke Energy Corp. (b)	90,120	7,199,687
Exelon Corp.	243,690	8,843,510
FirstEnergy Corp.	206,180	7,995,660
Vistra Corp. (b)	806,030	15,008,279
		39,047,136
Total Common Stocks (Cost $375,005,713)		413,846,146

See notes to financial statements.

12

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (2.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (c)	156,439	$156,439
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (c)	4,734,720	4,734,720
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (c)	1,087,870	1,087,870
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (c)	622,511	622,511
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (c)	2,798,928	2,798,928
Total Collateral for Securities Loaned (Cost $9,400,468)		9,400,468
Total Investments (Cost $384,406,181) — 100.7%		423,246,614
Liabilities in excess of other assets — (0.7)%		(3,112,819)
NET ASSETS — 100.00%		$420,133,795

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2020.

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

13

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (94.8%)
Banks (2.8%):
JPMorgan Chase & Co.	7,570	$712,034
Capital Markets (3.5%):
Cboe Global Markets, Inc.	9,550	890,824
Communication Services (13.9%):
Alphabet, Inc., Class A (a)	1,002	1,420,886
Facebook, Inc., Class A (a)	5,590	1,269,321
World Wrestling Entertainment, Inc., Class A	20,200	877,690
		3,567,897
Consumer Discretionary (6.2%):
LKQ Corp. (a)	61,140	1,601,868
Consumer Staples (9.2%):
Keurig Dr Pepper, Inc.	43,900	1,246,760
Nomad Foods Ltd. (a)	25,960	556,842
TreeHouse Foods, Inc. (a)	12,060	528,228
		2,331,830
Health Care (5.9%):
Cigna Corp.	3,300	619,245
Humana, Inc.	1,330	515,708
Zimmer Biomet Holdings, Inc.	3,120	372,403
		1,507,356
Industrials (2.7%):
TFI International, Inc. (b)	19,750	701,158
Information Technology (7.8%):
Euronet Worldwide, Inc. (a)	7,040	674,573
Verint Systems, Inc. (a)	29,480	1,331,906
		2,006,479
Insurance (18.9%):
Alleghany Corp.	1,600	782,624
Brown & Brown, Inc. (b)	30,620	1,248,072
RenaissanceRe Holdings Ltd.	8,370	1,431,521
Safety Insurance Group, Inc.	8,520	649,735
Stewart Information Services Corp.	23,370	759,759
		4,871,711
Materials (12.4%):
Graphic Packaging Holding Co.	110,690	1,548,553
Sealed Air Corp.	50,150	1,647,428
		3,195,981
Real Estate (2.1%):
Equity Commonwealth	16,910	544,502

See notes to financial statements.

14

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Utilities (9.4%):
The AES Corp.	33,500	$485,415
Vistra Corp.	102,920	1,916,370
		2,401,785
Total Common Stocks (Cost $22,022,496)		24,333,425
Collateral for Securities Loaned^ (2.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (c)	10,868	10,868
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (c)	328,939	328,939
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (c)	75,579	75,579
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (c)	43,248	43,248
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (c)	194,453	194,453
Total Collateral for Securities Loaned (Cost $653,087)		653,087
Total Investments (Cost $22,675,583) — 97.3%		24,986,512
Other assets in excess of liabilities — 2.7%		686,929
NET ASSETS — 100.00%		$25,673,441

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2020.

See notes to financial statements.

15

Victory Portfolios Victory Global Natural Resources Fund	Schedule of Portfolio Investments June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.3%)
Chemicals (4.4%):
Sociedad Quimica y Minera de Chile SA, ADR (a)	179,595	$4,682,042
Energy Equipment & Services (0.4%):
Covia Holdings Corp. (a) (b) (c) (d)	1,782,824	427,878
Metals & Mining (40.2%):
Antofagasta PLC (c)	203,947	2,364,833
First Quantum Minerals Ltd.	1,631,752	13,006,893
Newmont Corp.	72,320	4,465,037
Rio Tinto PLC, ADR	44,499	2,499,954
Turquoise Hill Resources Ltd. (a) (b)	28,287,840	20,740,644
		43,077,361
Oil, Gas & Consumable Fuels (50.3%):
Antero Resources Corp. (b)	1,440,597	3,659,116
ARC Resources Ltd. (a)	1,064,970	3,577,621
Berry Petroleum Corp.	381,078	1,840,607
Centennial Resource Development, Inc., Class A (a) (b)	1,479,561	1,316,809
Cheniere Energy, Inc. (b)	59,982	2,898,330
Concho Resources, Inc.	52,747	2,716,471
EOG Resources, Inc.	31,088	1,574,918
Noble Energy, Inc.	125,551	1,124,937
PDC Energy, Inc. (b)	363,440	4,521,194
Peyto Exploration & Development Corp.	3,515,775	4,636,244
Range Resources Corp.	3,062,953	17,244,425
Tourmaline Oil Corp. (a)	421,496	3,685,839
Whitecap Resources, Inc.	3,124,705	5,133,411
		53,929,922
Total Common Stocks (Cost $246,399,734)		102,117,203

See notes to financial statements.

16

Victory Portfolios Victory Global Natural Resources Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (10.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.28% (e)	181,437	$181,437
Fidelity Investments Money Market Government Portfolio, Class I, 0.09% (e)	5,491,304	5,491,304
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.30% (e)	1,261,706	1,261,706
JPMorgan Prime Money Market Fund, Capital Class, 0.43% (e)	721,984	721,984
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.41% (e)	3,246,183	3,246,183
Total Collateral for Securities Loaned (Cost $10,902,614)		10,902,614
Total Investments (Cost $257,302,348) — 105.5%		113,019,817
Liabilities in excess of other assets — (5.5)%		(5,859,823)
NET ASSETS — 100.00%		$107,159,994

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 2.6% of the Fund's net assets as of June 30, 2020.

(d)  The company has filed for bankruptcy.

(e)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

17

Victory Portfolios	Statements of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory RS Partners Fund	Victory RS Value Fund	Victory RS Large Cap Alpha Fund
ASSETS:
Investments, at value (Cost $283,644,783, $283,239,929 and $384,406,181)	$294,332,024 (a)	$285,143,139 (b)	$423,246,614	(c)
Cash and cash equivalents	11,132,210	2,185,427	6,915,519
Receivables:
Interest and dividends	413,063	261,850	315,218
Capital shares issued	24,580	84,346	14,173
Investments sold	3,554,353	798,528	5,382,518
From Adviser	61,691	42,699	60,745
Prepaid expenses	26,070	9,602	19,891
Total Assets	309,543,991	288,525,591	435,954,678
LIABILITIES:
Payables:
Collateral received on loaned securities	10,060,152	9,436,680	9,400,468
Investments purchased	1,384,316	—	5,419,830
Capital shares redeemed	317,396	268,871	645,226
Accrued expenses and other payables:
Investment advisory fees	248,382	200,061	179,360
Administration fees	14,712	13,995	21,471
Custodian fees	782	1,884	3,658
Transfer agent fees	75,068	75,232	76,430
Compliance fees	264	248	379
12b-1 fees	13,547	16,268	46,648
Other accrued expenses	34,294	20,923	27,413
Total Liabilities	12,148,913	10,034,162	15,820,883
NET ASSETS:
Capital	318,368,338	297,794,147	392,181,577
Total distributable earnings/(loss)	(20,973,260)	(19,302,718)	27,952,218
Net Assets	$297,395,078	$278,491,429	$420,133,795
Net Assets
Class A Shares	$131,473,209	$145,857,378	$388,240,615
Class C Shares	—	2,762,146	12,019,918
Class R Shares	1,149,456	661,231	5,724,649
Class Y Shares	164,772,413	129,210,674	14,148,613
Total	$297,395,078	$278,491,429	$420,133,795
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	7,156,715	7,608,618	9,048,220
Class C Shares	—	164,126	334,210
Class R Shares	69,705	36,556	134,381
Class Y Shares	8,374,629	6,559,465	330,883
Total	15,601,049	14,368,765	9,847,694
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$18.37	$19.17	$42.91
Class C Shares (d)	$—	$16.83	$35.97
Class R Shares	$16.49	$18.09	$42.60
Class Y Shares	$19.68	$19.70	$42.76
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$19.49	$20.34	$45.53

(a)  Includes $9,838,236 of securities on loan.

(b)  Includes $9,216,929 of securities on loan.

(c)  Includes $9,238,063 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

18

Victory Portfolios	Statements of Assets and Liabilities June 30, 2020

  (Unaudited)

	Victory RS Investors Fund	Victory Global Natural Resources Fund
ASSETS:
Investments, at value (Cost $22,675,583 and $257,302,348)	$24,986,512 (a)	$113,019,817 (b)
Foreign currency, at value (Cost $— and $31,154)	—	31,124
Cash and cash equivalents	1,183,737	4,891,611
Receivables:
Interest and dividends	13,353	94,623
Capital shares issued	449	15,830
Investments sold	199,646	300,953
From Adviser	25,493	34,397
Prepaid expenses	182	415
Total Assets	26,409,372	118,388,770
LIABILITIES:
Payables:
Collateral received on loaned securities	653,087	10,902,614
Capital shares redeemed	26,934	115,610
Accrued expenses and other payables:
Investment advisory fees	21,976	92,301
Administration fees	1,296	5,005
Custodian fees	349	1,875
Transfer agent fees	9,679	70,574
Compliance fees	23	164
Trustees' fees	—	493
12b-1 fees	3,072	3,343
Other accrued expenses	19,515	36,797
Total Liabilities	735,931	11,228,776
NET ASSETS:
Capital	27,750,566	2,092,655,415
Total distributable earnings/(loss)	(2,077,125)	(1,985,495,421)
Net Assets	$25,673,441	$107,159,994
Net Assets
Class A Shares	$10,554,507	$24,271,387
Class C Shares	4,363,965	1,836,664
Class R Shares	687,267	360,557
Class Y Shares	10,067,702	80,691,386
Total	$25,673,441	$107,159,994
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,018,469	3,139,856
Class C Shares	479,757	265,873
Class R Shares	74,358	49,526
Class Y Shares	943,513	10,011,069
Total	2,516,097	13,466,324
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.36	$7.73
Class C Shares (c)	$9.10	$6.91
Class R Shares	$9.24	$7.28
Class Y Shares	$10.67	$8.06
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.99	$8.20

(a)  Includes $649,190 of securities on loan.

(b)  Includes $7,940,378 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

19

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

	Victory RS Partners Fund	Victory RS Value Fund	Victory RS Large Cap Alpha Fund
Investment Income:
Dividends	$2,958,626	$2,542,921	$5,407,429
Interest	53,528	51,963	68,614
Securities lending (net of fees)	40,232	40,104	15,373
Foreign tax withholding	(14,256)	(7,065)	(13,733)
Total Income	3,038,130	2,627,923	5,477,683
Expenses:
Investment advisory fees	1,663,077	1,309,144	1,158,294
Administration fees	101,394	93,964	141,472
Sub-Administration fees	7,446	7,311	5,904
12b-1 fees — Class A Shares	184,456	203,360	534,156
12b-1 fees — Class C Shares	—	17,318	68,730
12b-1 fees — Class R Shares	3,058	2,007	15,272
Custodian fees	11,898	9,726	12,336
Transfer agent fees — Class A Shares	118,907	119,654	215,795
Transfer agent fees — Class C Shares	—	2,577	5,868
Transfer agent fees — Class R Shares	1,319	1,173	5,977
Transfer agent fees — Class Y Shares	82,682	86,896	9,262
Trustees' fees	16,022	14,639	21,486
Compliance fees	1,464	1,351	2,015
Legal and audit fees	17,473	16,429	22,768
State registration and filing fees	32,574	39,153	36,145
Other expenses	56,409	43,523	28,388
Total Expenses	2,298,179	1,968,225	2,283,868
Expenses waived/reimbursed by Adviser	(192,532)	(124,201)	(176,480)
Net Expenses	2,105,647	1,844,024	2,107,388
Net Investment Income (Loss)	932,483	783,899	3,370,295
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(37,151,901)	(27,690,397)	(34,635,475)
Net change in unrealized appreciation/ depreciation on investment securities	(70,069,497)	(60,695,971)	(75,482,785)
Net realized/unrealized gains (losses) on investments	(107,221,398)	(88,386,368)	(110,118,260)
Change in net assets resulting from operations	$(106,288,915)	$(87,602,469)	$(106,747,965)

See notes to financial statements.

20

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2020

  (Unaudited)

	Victory RS Investors Fund	Victory Global Natural Resources Fund
Investment Income:
Dividends	$185,314	$902,545
Interest	6,190	19,473
Securities lending (net of fees)	886	21,480
Foreign tax withholding	(563)	(89,515)
Total Income	191,827	853,983
Expenses:
Investment advisory fees	159,755	513,049
Administration fees	9,721	31,305
Sub-Administration fees	5,904	5,896
12b-1 fees — Class A Shares	15,722	28,520
12b-1 fees — Class C Shares	26,467	9,696
12b-1 fees — Class R Shares	1,766	998
Custodian fees	1,657	6,872
Transfer agent fees — Class A Shares	8,918	45,661
Transfer agent fees — Class C Shares	3,732	4,561
Transfer agent fees — Class R Shares	857	661
Transfer agent fees — Class Y Shares	10,109	71,724
Trustees' fees	1,704	6,219
Compliance fees	142	533
Legal and audit fees	5,028	8,321
State registration and filing fees	36,240	42,395
Interfund lending fees	185	—
Other expenses	6,552	20,053
Total Expenses	294,459	796,464
Expenses waived/reimbursed by Adviser	(79,415)	(158,007)
Net Expenses	215,044	638,457
Net Investment Income (Loss)	(23,217)	215,526
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	(4,310,066)	(88,743,513)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(4,887,968)	56,442,193
Net realized/unrealized gains (losses) on investments	(9,198,034)	(32,301,320)
Change in net assets resulting from operations	$(9,221,251)	$(32,085,794)

See notes to financial statements.

21

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$932,483	$2,920,104	$783,899	$1,449,500	$3,370,295	$5,431,363
Net realized gains (losses) from investments	(37,151,901)	40,883,294	(27,690,397)	34,077,370	(34,635,475)	27,752,926
Net change in unrealized appreciation/ depreciation on investments	(70,069,497)	74,331,906	(60,695,971)	69,785,270	(75,482,785)	109,044,824
Change in net assets resulting from operations	(106,288,915)	118,135,304	(87,602,469)	105,312,140	(106,747,965)	142,229,113
Distributions to Shareholders:
Class A Shares	—	(18,545,144)	—	(14,419,529)	—	(19,425,553)
Class C Shares	—	—	—	(350,766)	—	(621,209)
Class R Shares	—	(152,466)	—	(70,532)	—	(249,827)
Class Y Shares	—	(23,073,509)	—	(12,497,492)	—	(786,292)
Change in net assets resulting from distributions to shareholders	—	(41,771,119)	—	(27,338,319)	—	(21,082,881)
Change in net assets resulting from capital transactions	(23,887,883)	(76,430,849)	(23,749,886)	(44,649,999)	(37,558,450)	(42,142,778)
Change in net assets	(130,176,798)	(66,664)	(111,352,355)	33,323,822	(144,306,415)	79,003,454
Net Assets:
Beginning of period	427,571,876	427,638,540	389,843,784	356,519,962	564,440,210	485,436,756
End of period	$297,395,078	$427,571,876	$278,491,429	$389,843,784	$420,133,795	$564,440,210

(continues on next page)

See notes to financial statements.

22

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$4,379,753	$16,579,793	$7,093,639	$13,105,632	$6,960,271	$17,052,317
Distributions reinvested	—	18,238,219	—	14,014,003	—	18,921,963
Cost of shares redeemed	(19,079,512)	(48,748,054)	(21,450,148)	(38,839,092)	(40,793,232)	(65,297,079)
Total Class A Shares	$(14,699,759)	$(13,930,042)	$(14,356,509)	$(11,719,457)	$(33,832,961)	$(29,322,799)
Class C Shares
Proceeds from shares issued	$—	$—	$51,212	$576,327	$142,770	$612,718
Distributions reinvested	—	—	—	332,779	—	578,811
Cost of shares redeemed	—	—	(1,102,215)	(7,244,004)	(1,909,485)	(6,481,288)
Total Class C Shares	$—	$—	$(1,051,003)	$(6,334,898)	$(1,766,715)	$(5,289,759)
Class R Shares
Proceeds from shares issued	$108,999	$150,948	$37,630	$97,915	$495,977	$546,882
Distributions reinvested	—	152,466	—	70,532	—	247,948
Cost of shares redeemed	(91,922)	(207,402)	(165,087)	(380,522)	(611,224)	(1,453,937)
Total Class R Shares	$17,077	$96,012	$(127,457)	$(212,075)	$(115,247)	$(659,107)
Class Y Shares
Proceeds from shares issued	$21,068,141	$42,480,816	$12,411,760	$17,702,861	$1,431,855	$4,219,718
Distributions reinvested	—	22,957,985	—	12,251,365	—	759,111
Cost of shares redeemed	(30,273,342)	(128,035,620)	(20,626,677)	(56,337,795)	(3,275,382)	(11,849,942)
Total Class Y Shares	$(9,205,201)	$(62,596,819)	$(8,214,917)	$(26,383,569)	$(1,843,527)	$(6,871,113)
Change in net assets resulting from capital transactions	$(23,887,883)	$(76,430,849)	$(23,749,886)	$(44,649,999)	$(37,558,450)	$(42,142,778)

(continues on next page)

See notes to financial statements.

23

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Share Transactions:
Class A Shares
Issued	230,422	691,105	375,677	542,728	153,171	343,113
Reinvested	—	758,032	—	567,685	—	357,509
Redeemed	(986,472)	(2,042,889)	(1,123,611)	(1,607,052)	(898,711)	(1,309,527)
Total Class A Shares	(756,050)	(593,752)	(747,934)	(496,639)	(745,540)	(608,905)
Class C Shares
Issued	—	—	2,910	27,312	3,774	14,939
Reinvested	—	—	—	15,378	—	13,077
Redeemed	—	—	(61,756)	(341,331)	(50,546)	(156,432)
Total Class C Shares	—	—	(58,846)	(298,641)	(46,772)	(128,416)
Class R Shares
Issued	6,325	6,910	2,011	4,276	10,918	11,149
Reinvested	—	7,039	—	3,033	—	4,724
Redeemed	(5,237)	(9,594)	(9,034)	(16,629)	(13,436)	(30,091)
Total Class R Shares	1,088	4,355	(7,023)	(9,320)	(2,518)	(14,218)
Class Y Shares
Issued	1,004,614	1,651,373	652,863	717,334	29,412	84,116
Reinvested	—	895,516	—	482,657	—	14,386
Redeemed	(1,513,254)	(5,089,360)	(1,038,733)	(2,273,518)	(77,183)	(239,430)
Total Class Y Shares	(508,640)	(2,542,471)	(385,870)	(1,073,527)	(47,771)	(140,928)
Change in Shares	(1,263,602)	(3,131,868)	(1,199,673)	(1,878,127)	(842,601)	(892,467)

See notes to financial statements.

24

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Investors Fund		Victory Global Natural Resources Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$(23,217)	$(12,611)	$215,526	$698,765
Net realized gains (losses) from investments	(4,310,066)	1,944,737	(88,743,513)	(302,104,028)
Net change in unrealized appreciation/depreciation on investments	(4,887,968)	8,148,148	56,442,193	187,635,480
Change in net assets resulting from operations	(9,221,251)	10,080,274	(32,085,794)	(113,769,783)
Distributions to Shareholders:
Class A Shares	—	(721,644)	—	—
Class C Shares	—	(330,965)	—	—
Class R Shares	—	(38,858)	—	—
Class Y Shares	—	(779,678)	—	(294,977)
Change in net assets resulting from distributions to shareholders	—	(1,871,145)	—	(294,977)
Change in net assets resulting from capital transactions	(8,898,621)	(2,879,723)	(11,926,065)	(200,204,338)
Change in net assets	(18,119,872)	5,329,406	(44,011,859)	(314,269,098)
Net Assets:
Beginning of period	43,793,313	38,463,907	151,171,853	465,440,951
End of period	$25,673,441	$43,793,313	$107,159,994	$151,171,853

(continues on next page)
See notes to financial statements.

25

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Investors Fund		Victory Global Natural Resources Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Capital Transactions:
Class A Shares
Proceeds from shares issued	$646,036	$1,270,985	$3,135,730	$9,391,402
Distributions reinvested	—	698,892	—	—
Cost of shares redeemed	(3,185,246)	(4,140,546)	(4,685,991)	(26,068,909)
Total Class A Shares	$(2,539,210)	$(2,170,669)	$(1,550,261)	$(16,677,507)
Class C Shares
Proceeds from shares issued	$58,965	$400,138	$86,995	$177,189
Distributions reinvested	—	279,002	—	—
Cost of shares redeemed	(1,162,397)	(2,558,469)	(570,218)	(2,812,027)
Total Class C Shares	$(1,103,432)	$(1,879,329)	$(483,223)	$(2,634,838)
Class R Shares
Proceeds from shares issued	$25,572	$47,252	$94,605	$264,804
Distributions reinvested	—	38,858	—	—
Cost of shares redeemed	(3,278)	(243,184)	(212,333)	(350,859)
Total Class R Shares	$22,294	$(157,074)	$(117,728)	$(86,055)
Class Y Shares
Proceeds from shares issued	$1,111,244	$7,332,552	$12,896,182	$106,594,493
Distributions reinvested	—	760,887	—	250,255
Cost of shares redeemed	(6,389,517)	(6,766,090)	(22,671,035)	(287,650,686)
Total Class Y Shares	$(5,278,273)	$1,327,349	$(9,774,853)	$(180,805,938)
Change in net assets resulting from capital transactions	$(8,898,621)	$(2,879,723)	$(11,926,065)	$(200,204,338)

(continues on next page)

See notes to financial statements.

26

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Investors Fund		Victory Global Natural Resources Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Share Transactions:
Class A Shares
Issued	58,881	99,510	445,240	851,433
Reinvested	—	53,885	—	—
Redeemed	(331,393)	(331,114)	(664,962)	(2,468,125)
Total Class A Shares	(272,512)	(177,719)	(219,722)	(1,616,692)
Class C Shares
Issued	6,519	35,207	19,259	16,952
Reinvested	—	24,409	—	—
Redeemed	(124,701)	(225,759)	(91,766)	(275,087)
Total Class C Shares	(118,182)	(166,143)	(72,507)	(258,135)
Class R Shares
Issued	2,756	4,134	14,213	28,305
Reinvested	—	3,347	—	—
Redeemed	(408)	(21,490)	(32,460)	(36,060)
Total Class R Shares	2,348	(14,009)	(18,247)	(7,755)
Class Y Shares
Issued	104,792	550,472	1,721,011	8,945,033
Reinvested	—	57,038	—	25,407
Redeemed	(583,158)	(526,955)	(3,080,798)	(27,015,945)
Total Class Y Shares	(478,366)	80,555	(1,359,787)	(18,045,505)
Change in Shares	(866,712)	(277,316)	(1,670,263)	(19,928,087)

See notes to financial statements.

27

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Partners Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$24.47	0.04	(6.14)	(6.10)	—	—
Year Ended 12/31/19	$20.66	0.12	6.12	6.24	(0.21)	(2.22)
Year Ended 12/31/18	$29.21	0.04	(3.52)	(3.48)	(0.08)	(4.99)
Year Ended 12/31/17	$31.58	(0.25)	4.78	4.53	—	(6.90)
Year Ended 12/31/16	$26.89	(0.12)	6.59	6.47	—	(1.78)
Year Ended 12/31/15	$31.08	(0.11)	(3.22)	(3.33)	—	(0.86)
Class R
Six Months Ended 6/30/20 (unaudited)	$22.01	— (e)	(5.52)	(5.52)	—	—
Year Ended 12/31/19	$18.79	0.03	5.55	5.58	(0.14)	(2.22)
Year Ended 12/31/18	$27.09	(0.04)	(3.27)	(3.31)	—	(4.99)
Year Ended 12/31/17	$29.84	(0.44)	4.59	4.15	—	(6.90)
Year Ended 12/31/16	$25.57	(0.21)	6.26	6.05	—	(1.78)
Year Ended 12/31/15	$29.72	(0.21)	(3.08)	(3.29)	—	(0.86)
Class Y
Six Months Ended 6/30/20 (unaudited)	$26.17	0.07	(6.56)	(6.49)	—	—
Year Ended 12/31/19	$21.94	0.21	6.52	6.73	(0.28)	(2.22)
Year Ended 12/31/18	$30.67	0.14	(3.71)	(3.57)	(0.17)	(4.99)
Year Ended 12/31/17	$32.75	(0.04)	4.86	4.82	—	(6.90)
Year Ended 12/31/16	$27.75	(0.03)	6.81	6.78	—	(1.78)
Year Ended 12/31/15	$31.95	(0.02)	(3.32)	(3.34)	—	(0.86)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

28

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Partners Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—	$18.37	(24.93)%	1.45%	0.38%	1.56%	$131,473	65%
Year Ended 12/31/19	(2.43)	$24.47	30.69%	1.45%	0.49%	1.52%	$193,630	57%
Year Ended 12/31/18	(5.07)	$20.66	(12.04)%	1.45%	0.14%	1.52%	$175,723	62%
Year Ended 12/31/17	(6.90)	$29.21	14.21%	1.45%	(0.75)%	1.50%	$259,050	38%
Year Ended 12/31/16	(1.78)	$31.58	24.04%	1.45%	(0.44)%	1.53%	$378,695	60%
Year Ended 12/31/15	(0.86)	$26.89	(10.74)%	1.42%	(0.35)%	1.42%	$475,722	42%
Class R
Six Months Ended 6/30/20 (unaudited)	—	$16.49	(25.08)%	1.81%	0.03%	2.94%	$1,149	65%
Year Ended 12/31/19	(2.36)	$22.01	30.26%	1.81%	0.12%	2.63%	$1,510	57%
Year Ended 12/31/18	(4.99)	$18.79	(12.39)%	1.81%	(0.16)%	2.37%	$1,207	62%
Year Ended 12/31/17	(6.90)	$27.09	13.81%	1.81%	(1.40)%	2.28%	$2,168	38%
Year Ended 12/31/16	(1.78)	$29.84	23.64%	1.81%	(0.78)%	1.81%	$2,452	60%
Year Ended 12/31/15	(0.86)	$25.57	(11.09)%	1.81%	(0.74)%	1.81%	$2,365	42%
Class Y
Six Months Ended 6/30/20 (unaudited)	—	$19.68	(24.80)%	1.12%	0.71%	1.24%	$164,772	65%
Year Ended 12/31/19	(2.50)	$26.17	31.18%	1.12%	0.82%	1.21%	$232,432	57%
Year Ended 12/31/18	(5.16)	$21.94	(11.77)%	1.12%	0.48%	1.19%	$250,709	62%
Year Ended 12/31/17	(6.90)	$30.67	14.59%	1.12%	(0.11)%	1.21%	$349,022	38%
Year Ended 12/31/16	(1.78)	$32.75	24.41%	1.12%	(0.11)%	1.22%	$378,271	60%
Year Ended 12/31/15	(0.86)	$27.75	(10.47)%	1.12%	(0.05)%	1.18%	$542,595	42%

See notes to financial statements.

29

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS Value Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$24.79	0.04	(5.66)	(5.62)	—	—	—
Year Ended 12/31/19	$20.28	0.07	6.28	6.35	(0.14)	(1.70)	(1.84)
Year Ended 12/31/18	$26.21	0.06	(2.85)	(2.79)	(0.14)	(3.00)	(3.14)
Year Ended 12/31/17	$27.94	0.03	4.80	4.83	(0.04)	(6.52)	(6.56)
Year Ended 12/31/16	$28.33	— (e)	3.09	3.09	(0.13)	(3.35)	(3.48)
Year Ended 12/31/15	$33.04	(0.08)	(1.98)	(2.06)	— (e)	(2.65)	(2.65)
Class C
Six Months Ended 6/30/20 (unaudited)	$21.85	(0.04)	(4.98)	(5.02)	—	—	—
Year Ended 12/31/19	$18.08	(0.11)	5.58	5.47	—	(1.70)	(1.70)
Year Ended 12/31/18	$23.76	(0.13)	(2.55)	(2.68)	—	(3.00)	(3.00)
Year Ended 12/31/17	$26.01	(0.08)	4.35	4.27	—	(6.52)	(6.52)
Year Ended 12/31/16	$26.69	(0.21)	2.88	2.67	—	(3.35)	(3.35)
Year Ended 12/31/15	$31.54	(0.32)	(1.88)	(2.20)	—	(2.65)	(2.65)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

30

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Value Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—		$19.17	(22.67)%		1.30%	0.41%	1.38%	$145,857	47%
Year Ended 12/31/19	—		$24.79	31.35%		1.30%	0.28%	1.35%	$207,200	54%
Year Ended 12/31/18	—		$20.28	(10.75)%		1.30%	0.24%	1.34%	$179,535	65%
Year Ended 12/31/17	—		$26.21	17.41%		1.30%	0.09%	1.33%	$239,994	64%
Year Ended 12/31/16	—	(e)	$27.94	10.92	%(f)	1.30%	(0.01)%	1.35%	$268,979	67%
Year Ended 12/31/15	—		$28.33	(6.18)%		1.26%	(0.24)%	1.26%	$352,205	55%
Class C
Six Months Ended 6/30/20 (unaudited)	—		$16.83	(22.97)%		2.07%	(0.39)%	2.59%	$2,762	47%
Year Ended 12/31/19	—		$21.85	30.32%		2.07%	(0.50)%	2.29%	$4,872	54%
Year Ended 12/31/18	—		$18.08	(11.41)%		2.07%	(0.54)%	2.14%	$9,428	65%
Year Ended 12/31/17	—		$23.76	16.53%		2.07%	(0.30)%	2.08%	$16,916	64%
Year Ended 12/31/16	—	(e)	$26.01	10.01	%(f)	2.07%	(0.78)%	2.13%	$19,943	67%
Year Ended 12/31/15	—		$26.69	(6.92)%		2.04%	(1.03)%	2.04%	$24,714	55%

(continues on next page)

See notes to financial statements.

31

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS Value Fund
Class R
Six Months Ended 6/30/20 (unaudited)	$23.44	— (e)	(5.35)	(5.35)	—	—	—
Year Ended 12/31/19	$19.26	(0.03)	5.95	5.92	(0.04)	(1.70)	(1.74)
Year Ended 12/31/18	$25.06	(0.03)	(2.72)	(2.75)	(0.05)	(3.00)	(3.05)
Year Ended 12/31/17	$27.03	(0.03)	4.58	4.55	—	(6.52)	(6.52)
Year Ended 12/31/16	$27.51	(0.09)	2.96	2.87	—	(3.35)	(3.35)
Year Ended 12/31/15	$32.29	(0.21)	(1.92)	(2.13)	—	(2.65)	(2.65)
Class Y
Six Months Ended 6/30/20 (unaudited)	$25.45	0.07	(5.82)	(5.75)	—	—	—
Year Ended 12/31/19	$20.77	0.13	6.44	6.57	(0.19)	(1.70)	(1.89)
Year Ended 12/31/18	$26.77	0.13	(2.92)	(2.79)	(0.21)	(3.00)	(3.21)
Year Ended 12/31/17	$28.40	0.06	4.94	5.00	(0.11)	(6.52)	(6.63)
Year Ended 12/31/16	$28.57	0.08	3.10	3.18	—	(3.35)	(3.35)
Year Ended 12/31/15	$33.23	(0.02)	(1.99)	(2.01)	—	(2.65)	(2.65)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

32

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

						Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Value Fund
Class R
Six Months Ended 6/30/20 (unaudited)	—		$18.09	(22.82)%		1.69%	0.01%	3.91%	$661	47%
Year Ended 12/31/19	—		$23.44	30.89%		1.69%	(0.13)%	3.47%	$1,022	54%
Year Ended 12/31/18	—		$19.26	(11.12)%		1.69%	(0.11)%	2.82%	$1,019	65%
Year Ended 12/31/17	—		$25.06	16.95%		1.69%	(0.11)%	2.29%	$1,625	64%
Year Ended 12/31/16	—	(e)	$27.03	10.45	%(f)	1.69%	(0.34)%	1.80%	$1,670	67%
Year Ended 12/31/15	—		$27.51	(6.54)%		1.65%	(0.64)%	1.65%	$3,456	55%
Class Y
Six Months Ended 6/30/20 (unaudited)	—		$19.70	(22.59)%		1.06%	0.65%	1.12%	$129,211	47%
Year Ended 12/31/19	—		$25.45	31.69%		1.06%	0.51%	1.07%	$176,749	54%
Year Ended 12/31/18	—		$20.77	(10.54)%		1.06%	0.49%	1.06%	$166,538	65%
Year Ended 12/31/17	—		$26.77	17.71%		1.06%	0.20%	1.06%	$247,528	64%
Year Ended 12/31/16	—	(e)	$28.40	11.14	%(f)	1.06%	0.26%	1.19%	$260,818	67%
Year Ended 12/31/15	—		$28.57	(5.99)%		1.06%	(0.05)%	1.11%	$724,715	55%

See notes to financial statements.

33

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS Large Cap Alpha Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$53.11	0.33	(10.53)	(10.20)	—	—	—
Year Ended 12/31/19	$42.20	0.51	12.44	12.95	(0.37)	(1.67)	(2.04)
Year Ended 12/31/18	$56.61	0.44	(5.67)	(5.23)	(0.38)	(8.80)	(9.18)
Year Ended 12/31/17	$51.86	0.38	9.10	9.48	— (e)	(4.73)	(4.73)
Year Ended 12/31/16	$50.98	0.40	4.01	4.41	(0.42)	(3.12)	(3.54)
Year Ended 12/31/15	$59.25	0.50	(1.74)	(1.24)	(0.57)	(6.46)	(7.03)
Class C
Six Months Ended 6/30/20 (unaudited)	$44.70	0.13	(8.86)	(8.73)	—	—	—
Year Ended 12/31/19	$35.78	0.10	10.50	10.60	(0.01)	(1.67)	(1.68)
Year Ended 12/31/18	$49.50	(0.03)	(4.89)	(4.92)	— (e)	(8.80)	(8.80)
Year Ended 12/31/17	$46.22	(0.04)	8.05	8.01	—	(4.73)	(4.73)
Year Ended 12/31/16	$45.80	— (e)	3.57	3.57	(0.04)	(3.12)	(3.16)
Year Ended 12/31/15	$53.96	0.03	(1.58)	(1.55)	(0.15)	(6.46)	(6.61)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

See notes to financial statements.

34

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Large Cap Alpha Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—	$42.91	(19.21)%		0.89%	1.48%	0.96%	$388,241	57%
Year Ended 12/31/19	—	$53.11	30.73%		0.89%	1.03%	0.95%	$520,159	51%
Year Ended 12/31/18	—	$42.20	(9.31)%		0.89%	0.77%	0.93%	$439,035	59%
Year Ended 12/31/17	—	$56.61	18.32%		0.89%	0.68%	0.94%	$540,762	55%
Year Ended 12/31/16	0.01	$51.86	8.67	%(f)	0.89%	0.79%	0.92%	$522,593	79%
Year Ended 12/31/15	—	$50.98	(2.03)%		0.89%	0.86%	0.89%	$556,204	39%
Class C
Six Months Ended 6/30/20 (unaudited)	—	$35.97	(19.55)%		1.69%	0.68%	1.79%	$12,020	57%
Year Ended 12/31/19	—	$44.70	29.70%		1.69%	0.24%	1.74%	$17,028	51%
Year Ended 12/31/18	—	$35.78	(10.03)%		1.69%	(0.06)%	1.75%	$18,227	59%
Year Ended 12/31/17	—	$49.50	17.36%		1.69%	(0.08)%	1.71%	$29,771	55%
Year Ended 12/31/16	0.01	$46.22	7.80	%(f)	1.69%	(0.01)%	1.71%	$28,801	79%
Year Ended 12/31/15	—	$45.80	(2.80)%		1.69%	0.06%	1.69%	$33,608	39%

(continues on next page)

See notes to financial statements.

35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions
Victory RS Large Cap Alpha Fund
Class R
Six Months Ended 6/30/20 (unaudited)	$52.83	0.25	(10.48)	(10.23)	—	—	—
Year Ended 12/31/19	$42.01	0.32	12.36	12.68	(0.19)	(1.67)	(1.86)
Year Ended 12/31/18	$56.35	0.22	(5.61)	(5.39)	(0.15)	(8.80)	(8.95)
Year Ended 12/31/17	$51.83	0.18	9.07	9.25	—	(4.73)	(4.73)
Year Ended 12/31/16	$50.93	0.23	3.99	4.22	(0.21)	(3.12)	(3.33)
Year Ended 12/31/15	$59.15	0.29	(1.74)	(1.45)	(0.31)	(6.46)	(6.77)
Class Y
Six Months Ended 6/30/20 (unaudited)	$52.87	0.38	(10.49)	(10.11)	—	—	—
Year Ended 12/31/19	$42.01	0.61	12.38	12.99	(0.46)	(1.67)	(2.13)
Year Ended 12/31/18	$56.38	0.55	(5.64)	(5.09)	(0.48)	(8.80)	(9.28)
Year Ended 12/31/17	$51.66	0.49	9.07	9.56	(0.11)	(4.73)	(4.84)
Year Ended 12/31/16	$50.82	0.51	4.00	4.51	(0.56)	(3.12)	(3.68)
Year Ended 12/31/15	$59.08	0.62	(1.74)	(1.12)	(0.68)	(6.46)	(7.14)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Large Cap Alpha Fund
Class R
Six Months Ended 6/30/20 (unaudited)	—	$42.60	(19.36)%		1.26%	1.11%	1.52%	$5,725	57%
Year Ended 12/31/19	—	$52.83	30.23%		1.26%	0.66%	1.48%	$7,232	51%
Year Ended 12/31/18	—	$42.01	(9.63)%		1.26%	0.38%	1.40%	$6,348	59%
Year Ended 12/31/17	—	$56.35	17.87%		1.26%	0.33%	1.42%	$10,229	55%
Year Ended 12/31/16	0.01	$51.83	8.30	%(f)	1.23%	0.45%	1.23%	$10,631	79%
Year Ended 12/31/15	—	$50.93	(2.38)%		1.26%	0.49%	1.26%	$12,402	39%
Class Y
Six Months Ended 6/30/20 (unaudited)	—	$42.76	(19.12)%		0.68%	1.69%	0.84%	$14,149	57%
Year Ended 12/31/19	—	$52.87	30.99%		0.68%	1.24%	0.78%	$20,021	51%
Year Ended 12/31/18	—	$42.01	(9.11)%		0.68%	0.96%	0.75%	$21,827	59%
Year Ended 12/31/17	—	$56.38	18.56%		0.68%	0.88%	0.72%	$33,638	55%
Year Ended 12/31/16	0.01	$51.66	8.89	%(f)	0.68%	1.00%	0.69%	$31,840	79%
Year Ended 12/31/15	—	$50.82	(1.82)%		0.68%	1.05%	0.68%	$31,662	39%

See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
Victory RS Investors Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$13.10	(0.01)	(2.73)	(2.74)	—	—
Year Ended 12/31/19	$10.68	— (e)	2.99	2.99	—	(0.57)
Year Ended 12/31/18	$13.86	— (e)	(1.27)	(1.27)	—	(1.91)
Year Ended 12/31/17	$13.65	(0.03)	2.23	2.20	—	(1.99)
Year Ended 12/31/16	$12.42	— (e)	1.23	1.23	—	—
Year Ended 12/31/15	$12.95	(0.04)	(0.49)	(0.53)	—	—
Class C
Six Months Ended 6/30/20 (unaudited)	$11.54	(0.04)	(2.40)	(2.44)	—	—
Year Ended 12/31/19	$9.53	(0.08)	2.66	2.58	—	(0.57)
Year Ended 12/31/18	$12.68	(0.10)	(1.14)	(1.24)	—	(1.91)
Year Ended 12/31/17	$12.73	(0.19)	2.13	1.94	—	(1.99)
Year Ended 12/31/16	$11.67	(0.09)	1.15	1.06	—	—
Year Ended 12/31/15	$12.26	(0.12)	(0.47)	(0.59)	—	—
Class R
Six Months Ended 6/30/20 (unaudited)	$11.72	(0.04)	(2.44)	(2.48)	—	—
Year Ended 12/31/19	$9.66	(0.07)	2.70	2.63	—	(0.57)
Year Ended 12/31/18	$12.81	(0.08)	(1.16)	(1.24)	—	(1.91)
Year Ended 12/31/17	$12.83	(0.17)	2.14	1.97	—	(1.99)
Year Ended 12/31/16	$11.73	(0.06)	1.16	1.10	—	—
Year Ended 12/31/15	$12.30	(0.09)	(0.48)	(0.57)	—	—
Class Y
Six Months Ended 6/30/20 (unaudited)	$13.47	0.01	(2.81)	(2.80)	—	—
Year Ended 12/31/19	$10.94	0.03	3.07	3.10	—	(0.57)
Year Ended 12/31/18	$14.10	0.03	(1.28)	(1.25)	—	(1.91)
Year Ended 12/31/17	$13.82	0.03	2.24	2.27	—	(1.99)
Year Ended 12/31/16	$12.55	0.04	1.24	1.28	(0.01)	—
Year Ended 12/31/15	$13.05	—	(0.50)	(0.50)	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory RS Investors Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—	$10.36	(20.92)%	1.33%	(0.11)%	1.71%	$10,555	43%
Year Ended 12/31/19	(0.57)	$13.10	28.01%	1.33%	0.03%	1.62%	$16,906	64%
Year Ended 12/31/18	(1.91)	$10.68	(9.36)%	1.33%	(0.03)%	1.58%	$15,682	56%
Year Ended 12/31/17	(1.99)	$13.86	16.28%	1.33%	(0.24)%	1.54%	$20,419	80%
Year Ended 12/31/16	—	$13.65	9.90%	1.33%	0.02%	1.56%	$28,022	92%
Year Ended 12/31/15	—	$12.42	(4.09)%	1.33%	(0.28)%	1.51%	$41,556	50%
Class C
Six Months Ended 6/30/20 (unaudited)	—	$9.10	(21.14)%	2.07%	(0.86)%	2.70%	$4,364	43%
Year Ended 12/31/19	(0.57)	$11.54	27.08%	2.07%	(0.73)%	2.54%	$6,898	64%
Year Ended 12/31/18	(1.91)	$9.53	(10.08)%	2.07%	(0.82)%	2.44%	$7,282	56%
Year Ended 12/31/17	(1.99)	$12.68	15.48%	2.07%	(1.42)%	2.35%	$11,149	80%
Year Ended 12/31/16	—	$12.73	9.08%	2.07%	(0.72)%	2.35%	$14,517	92%
Year Ended 12/31/15	—	$11.67	(4.81)%	2.07%	(1.01)%	2.29%	$21,654	50%
Class R
Six Months Ended 6/30/20 (unaudited)	—	$9.24	(21.16)%	1.95%	(0.73)%	4.39%	$687	43%
Year Ended 12/31/19	(0.57)	$11.72	27.24%	1.95%	(0.59)%	3.85%	$844	64%
Year Ended 12/31/18	(1.91)	$9.66	(9.91)%	1.95%	(0.64)%	3.15%	$831	56%
Year Ended 12/31/17	(1.99)	$12.81	15.50%	1.95%	(1.27)%	2.72%	$1,379	80%
Year Ended 12/31/16	—	$12.83	9.38%	1.92%	(0.50)%	1.92%	$1,314	92%
Year Ended 12/31/15	—	$11.73	(4.63)%	1.84%	(0.78)%	1.90%	$1,771	50%
Class Y
Six Months Ended 6/30/20 (unaudited)	—	$10.67	(20.79)%	1.05%	0.13%	1.50%	$10,068	43%
Year Ended 12/31/19	(0.57)	$13.47	28.35%	1.05%	0.27%	1.43%	$19,146	64%
Year Ended 12/31/18	(1.91)	$10.94	(9.06)%	1.05%	0.18%	1.37%	$14,669	56%
Year Ended 12/31/17	(1.99)	$14.10	16.59%	1.05%	0.19%	1.25%	$27,131	80%
Year Ended 12/31/16	(0.01)	$13.82	10.17%	1.05%	0.28%	1.24%	$50,013	92%
Year Ended 12/31/15	—	$12.55	(3.83)%	1.05%	(0.01)%	1.21%	$80,290	50%

See notes to financial statements.
39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory Global Natural Resources Fund
Class A
Six Months Ended 6/30/20 (unaudited)	$9.71	0.01	(1.99)	(1.98)	—	—
Year Ended 12/31/19	$12.86	— (e)	(3.15)	(3.15)	—	—
Year Ended 12/31/18	$23.73	(0.14)	(10.73)	(10.87)	—	—
Year Ended 12/31/17	$23.49	(0.22)	0.46	0.24	—	—
Year Ended 12/31/16	$15.34	(0.10)	8.25	8.15	—	—
Year Ended 12/31/15	$24.81	(0.11)	(9.36)	(9.47)	—	—
Class C
Six Months Ended 6/30/20 (unaudited)	$8.71	(0.02)	(1.78)	(1.80)	—	—
Year Ended 12/31/19	$11.63	(0.08)	(2.84)	(2.92)	—	—
Year Ended 12/31/18	$21.63	(0.28)	(9.72)	(10.00)	—	—
Year Ended 12/31/17	$21.59	(0.36)	0.40	0.04	—	—
Year Ended 12/31/16	$14.21	(0.24)	7.62	7.38	—	—
Year Ended 12/31/15	$23.17	(0.27)	(8.69)	(8.96)	—	—
Class R
Six Months Ended 6/30/20 (unaudited)	$9.16	(0.01)	(1.87)	(1.88)	—	—
Year Ended 12/31/19	$12.18	(0.04)	(2.98)	(3.02)	—	—
Year Ended 12/31/18	$22.56	(0.20)	(10.18)	(10.38)	—	—
Year Ended 12/31/17	$22.42	(0.29)	0.43	0.14	—	—
Year Ended 12/31/16	$14.68	(0.15)	7.89	7.74	—	—
Year Ended 12/31/15	$23.82	(0.18)	(8.96)	(9.14)	—	—
Class Y
Six Months Ended 6/30/20 (unaudited)	$10.11	0.02	(2.07)	(2.05)	—	—
Year Ended 12/31/19	$13.38	0.03	(3.27)	(3.24)	(0.03)	(0.03)
Year Ended 12/31/18	$24.60	(0.06)	(11.16)	(11.22)	—	—
Year Ended 12/31/17	$24.28	(0.14)	0.46	0.32	—	—
Year Ended 12/31/16	$15.80	(0.04)	8.52	8.48	—	—
Year Ended 12/31/15	$25.48	(0.05)	(9.63)	(9.68)	—	—

*  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  Amount is less than 0.005%.

(g)  Portfolio turnover increased due to change within the portfolio holdings during the year.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

						Ratios to Average Net Assets				Supplemental Data
	Capital Contributions from Prior Custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(b)		Net Expenses(c)	Net Investment Income (Loss)(c)		Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Global Natural Resources Fund
Class A
Six Months Ended 6/30/20 (unaudited)	—		$7.73	(20.39)%		1.48%	0.20%		1.90%	$24,271	20%
Year Ended 12/31/19	—		$9.71	(24.49)%		1.48%	—	%(f)	1.69%	$32,630	24%
Year Ended 12/31/18	—		$12.86	(45.81)%		1.48%	(0.65)%		1.54%	$64,001	26%
Year Ended 12/31/17	—		$23.73	1.02%		1.48%	(0.93)%		1.55%	$262,455	57	%(g)
Year Ended 12/31/16	—	(e)	$23.49	53.13	%(h)	1.48%	(0.51)%		1.48%	$545,778	29%
Year Ended 12/31/15	—		$15.34	(38.17)%		1.45%	(0.52)%		1.45%	$332,598	33%
Class C
Six Months Ended 6/30/20 (unaudited)	—		$6.91	(20.67)%		2.28%	(0.61)%		3.47%	$1,837	20%
Year Ended 12/31/19	—		$8.71	(25.11)%		2.28%	(0.81)%		2.75%	$2,949	24%
Year Ended 12/31/18	—		$11.63	(46.26)%		2.28%	(1.42)%		2.38%	$6,939	26%
Year Ended 12/31/17	—		$21.63	0.23%		2.28%	(1.72)%		2.35%	$20,428	57	%(g)
Year Ended 12/31/16	—	(e)	$21.59	51.94	%(h)	2.28%	(1.32)%		2.31%	$30,789	29%
Year Ended 12/31/15	—		$14.21	(38.67)%		2.25%	(1.33)%		2.25%	$26,501	33%
Class R
Six Months Ended 6/30/20 (unaudited)	—		$7.28	(20.52)%		1.86%	(0.18)%		6.33%	$361	20%
Year Ended 12/31/19	—		$9.16	(24.79)%		1.86%	(0.37)%		4.31%	$621	24%
Year Ended 12/31/18	—		$12.18	(46.01)%		1.86%	(0.99)%		2.50%	$920	26%
Year Ended 12/31/17	—		$22.56	0.62%		1.86%	(1.31)%		2.20%	$2,442	57	%(g)
Year Ended 12/31/16	—	(e)	$22.42	52.72	%(h)	1.74%	(0.80)%		1.74%	$4,611	29%
Year Ended 12/31/15	—		$14.68	(38.37)%		1.78%	(0.85)%		1.78%	$3,427	33%
Class Y
Six Months Ended 6/30/20 (unaudited)	—		$8.06	(20.28)%		1.15%	0.52%		1.38%	$80,691	20%
Year Ended 12/31/19	—		$10.11	(24.25)%		1.15%	0.27%		1.26%	$114,972	24%
Year Ended 12/31/18	—		$13.38	(45.63)%		1.15%	(0.29)%		1.20%	$393,581	26%
Year Ended 12/31/17	—		$24.60	1.36%		1.15%	(0.58)%		1.19%	$1,126,533	57	%(g)
Year Ended 12/31/16	—	(e)	$24.28	53.67	%(h)	1.15%	(0.19)%		1.17%	$1,300,024	29%
Year Ended 12/31/15	—		$15.80	(37.99)%		1.14%	(0.21)%		1.14%	$1,174,590	33%

(h)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

See notes to financial statements.

41

Victory Portfolios	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following five Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory RS Partners Fund	RS Partners Fund	Classes A, R and Y
Victory RS Value Fund	RS Value Fund	Classes A, C, R and Y
Victory RS Large Cap Alpha Fund	RS Large Cap Alpha Fund	Classes A, C, R and Y
Victory RS Investors Fund	RS Investors Fund	Classes A, C, R and Y
Victory Global Natural Resources Fund	Global Natural Resources Fund	Classes A, C, R and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

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Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	LEVEL 3	Total
RS Partners Fund
Common Stocks	$283,684,503	$—	$—	$283,684,503
Preferred Stocks	—	—	587,369	587,369
Collateral for Securities Loaned	10,060,152	—	—	10,060,152
Total	$293,744,655	$—	$587,369	$294,332,024
RS Value Fund
Common Stocks	$275,706,459	$—	$—	$275,706,459
Collateral for Securities Loaned	9,436,680	—	—	9,436,680
Total	$285,143,139	$—	$—	$285,143,139
RS Large Cap Alpha Fund
Common Stocks	$413,846,146	$—	$—	$413,846,146
Collateral for Securities Loaned	9,400,468	—	—	9,400,468
Total	$423,246,614	$—	$—	$423,246,614
RS Investors Fund
Common Stocks	$24,333,425	$—	$—	$24,333,425
Collateral for Securities Loaned	653,087	—	—	653,087
Total	$24,986,512	$—	$—	$24,986,512
Global Natural Resources Fund
Common Stocks	$99,324,492	$2,792,711	$—	$102,117,203
Collateral for Securities Loaned	10,902,614	—	—	10,902,614
Total	$110,227,106	$2,792,711	$—	$113,019,817

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

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Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay the Agent various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2020. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
RS Partners Fund	$9,838,236	$9,838,236	$—	$—	$—	$—
RS Value Fund	9,216,929	9,216,929	—	—	—	—
RS Large Cap Alpha Fund	9,238,063	9,238,063	—	—	—	—
RS Investors Fund	649,190	649,190	—	—	—	—
Global Natural Resources Fund	7,940,378	7,940,378	—	—	—	—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed on the Statements of Assets and Liabilities.

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Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statements of Operations.

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

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3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020 were as follows:

	Purchases	Sales
RS Partners Fund	$212,769,685	$234,942,536
RS Value Fund	140,312,826	149,518,882

RS Large Cap Alpha Fund	258,709,856	279,245,765
RS Investors Fund	13,372,426	22,193,650
Global Natural Resources Fund	20,231,046	30,485,294

For the six months ended June 30, 2020, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC ("SailingStone"). SailingStone is responsible for providing day-to-day investment advisory services to the Global Natural Resources Fund, subject to the oversight of the Board. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
RS Partners Fund	1.00%
RS Value Fund	0.85%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	1.00%
Global Natural Resources Fund	1.00%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement. Amounts paid by the Funds to reimburse VCM for expenses incurred during the six months ended June 30, 2020, are reflected on the Statements of Operations as Sub-Administration fees.

Citibank acts as the custodian of the Funds' assets pursuant to the Global Custodial Services Agreement (the "Custody Agreement"). Citibank's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. Pursuant to the Custody Agreement, Citibank also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records

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purchases and sales based upon communications from the Adviser. Citibank may, with the approval of a Fund and at its own expense, open and maintain a sub-custody account or accounts on behalf of a Fund, provided that it shall remain liable for the performance of all of its duties under the Custody Agreement.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds Complex, in aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented on the Statements of Operations.

Sidley Austin LLP provides legal services to the Trust.

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended June 30, 2020, the Distributor received approximately $11,831 from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limits (excluding voluntary waivers) are as follows:

	In effect May 1, 2020 until April 30, 2021
	Class A Shares	Class C Shares	Class R Shares	Class Y Shares
RS Partners Fund	1.45%	N/A	1.81%	1.12%
RS Value Fund	1.30%	2.07%	1.69%	1.06%
RS Large Cap Alpha Fund	0.89%	1.69%	1.26%	0.68%
RS Investors Fund	1.33%	2.07%	1.95%	1.05%
Global Natural Resources Fund	1.48%	2.28%	1.86%	1.15%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such

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payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended June 30, 2020, if any, are reflected on the Statements of Operations as Recoupment of prior expenses waived/reimbursed by Adviser.

As of June 30, 2020, the following amounts are available to be repaid to the Adviser:

	Expires 12/31/20	Expires 12/31/21	Expires 12/31/22	Expires 12/31/23	Total
RS Partners Fund	$487,905	$386,406	$344,191	$192,532	$1,411,034
RS Value Fund	94,907	116,096	154,554	124,201	489,758
RS Large Cap Alpha Fund	283,005	236,137	327,684	176,480	1,023,306
RS Investors Fund	179,335	163,946	162,310	79,415	585,006
Global Natural Resources Fund	697,524	577,205	429,505	158,007	1,862,241

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

For the Global Natural Resources Fund (herein, the "Fund"), concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund's cash position or cash requirements to exceed normal levels.

An outbreak of respiratory disease called COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact

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of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the six months ended June 30, 2020, Citibank earned approximately $225 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending income.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2020 were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
RS Investors Fund	Borrower	$—	$1,916,000	2	1.76%	$1,948,000

*  For the six months ended June 30, 2020, based on the number of days borrowings were outstanding.

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7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the following Fund had net capital loss carryforwards as summarized in the table below:

	Short-Term Amount	Long-Term Amount	Total
Global Natural Resources Fund	$11,399,572	$1,653,590,949	$1,664,990,521

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as Capital Contribution from Prior Custodian, Net.

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds. Shareholders of record may hold Fund shares for the benefit of their customers.

	Shareholder	Percent
RS Partners Fund	National Financial Services, LLC	31.2%
Global Natural Resources Fund	Charles Schwab & Co., Inc.	33.5%

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
RS Partners Fund
Class A Shares	$1,000.00	$750.70	$1,017.65	$6.31	$7.27	1.45%
Class R Shares	1,000.00	749.20	1,015.86	7.87	9.07	1.81%
Class Y Shares	1,000.00	752.00	1,019.29	4.88	5.62	1.12%
RS Value Fund
Class A Shares	1,000.00	773.30	1,018.40	5.73	6.52	1.30%
Class C Shares	1,000.00	770.30	1,014.57	9.11	10.37	2.07%
Class R Shares	1,000.00	771.80	1,016.46	7.44	8.47	1.69%
Class Y Shares	1,000.00	774.10	1,019.59	4.68	5.32	1.06%

51

Victory Portfolios	Supplemental Information — continued June 30, 2020

  (Unaudited)

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
RS Large Cap Alpha Fund
Class A Shares	$1,000.00	$807.90	$1,020.44	$4.00	$4.47	0.89%
Class C Shares	1,000.00	804.50	1,016.46	7.58	8.47	1.69%
Class R Shares	1,000.00	806.40	1,018.60	5.66	6.32	1.26%
Class Y Shares	1,000.00	808.80	1,021.48	3.06	3.42	0.68%
RS Investors Fund
Class A Shares	1,000.00	790.80	1,018.25	5.92	6.67	1.33%
Class C Shares	1,000.00	788.60	1,014.57	9.21	10.37	2.07%
Class R Shares	1,000.00	788.40	1,015.17	8.67	9.77	1.95%
Class Y Shares	1,000.00	792.10	1,019.64	4.68	5.27	1.05%
Global Natural Resources Fund
Class A Shares	1,000.00	796.10	1,017.50	6.61	7.42	1.48%
Class C Shares	1,000.00	793.30	1,013.53	10.17	11.41	2.28%
Class R Shares	1,000.00	794.80	1,015.61	8.30	9.32	1.86%
Class Y Shares	1,000.00	797.20	1,019.14	5.14	5.77	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal

52

Victory Portfolios	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Act. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Board approved the appointment of VCM as the administrator of the LRMP. At an in-person meeting held on February 20, 2020, VCM provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

VCM manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, VCM has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by VCM. VCM reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from VCM concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable VCM to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a Highly Liquid Investment Minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, VCM indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

53

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSVF-SAR (6/20)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 3, 2020

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 3, 2020